UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 7/31

Date of reporting period: 1/31/15

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared nine semiannual reports to shareholders for the period ended January 31, 2015. The first report applies to the Technical Opportunities Fund, the second report applies to the Global Income Fund, the third report applies to the Short Duration Credit Opportunities Fund, the fourth report applies to the Absolute Return Currency Fund, the fifth report applies to the Fundamental All Cap Core Fund, the sixth report applies to the Fundamental Large Cap Core Fund, the seventh report applies to the Fundamental Large Cap Value Fund, the eighth report applies to the Diversified Strategies Fund, and the ninth report applies to the Global Absolute Return Strategies Fund.

John Hancock

Technical Opportunities Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if that portion of your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Technical Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
31	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

The MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities down

Weighed down by international shares, most world stock market indexes posted modest losses for the period.

Technical indicators favored United States

Buoyed by the performance of its U.S. holdings, the fund delivered a positive total return, outpacing its benchmark and peers.

Fewer attractive ideas overseas

Our process pointed to fewer technically attractive ideas outside the United States.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies.Foreign investing has additional risks, such as currency and market volatility and political and social instability. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Hedging and other strategic transactions may increase volatility and result in losses if not successful. The fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. Frequent trading may increase fund transaction costs. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. The fund may invest in IPOs, which are frequently volatile in price and may lead to increased portfolio turnover. The fund can invest up to 100% of its assets in cash, which may cause the fund to not meet its investment objective. Please see the fund's prospectuse for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Frank L. Teixeira, CMT, CFA, Wellington Management Company LLP

 Frank L. Teixeira, CMT, CFA
Portfolio Manager
Wellington Management Company, LLP

What was the market environment like during the first half of the fund's fiscal year?

Global equities generally fell during the six-month period ended January 31, 2015, and the fund's benchmark, the MSCI All Country World Index, declined. Ongoing geopolitical tensions in Ukraine and the Middle East, Portuguese banking woes, European economic malaise, and the prospect of looming U.S. Federal Reserve (Fed) interest-rate hikes conspired to stall the more than five-year-old global stock rally during the period. Nevertheless, there were several positive market developments.

The European Central Bank (ECB) increased its accommodative monetary policy to spur growth, the People's Bank of China (PBOC) eased monetary conditions to reduce the risk of a hard landing, and U.S. corporate earnings figures painted a generally encouraging picture. With a deepened recession in Japan and disappointing Chinese manufacturing data, the U.S. economy remained a bright spot in the global landscape in the second half of the period.

Outside the United States, accommodative monetary policy remained a central theme. The Bank of Japan unexpectedly expanded its quantitative easing (QE) policy in late October and the PBOC surprised markets in November with China's first rate cut in two years. January, the final month of the period, saw a surprise move by the Swiss National Bank (SNB), the announcement of QE by the ECB, and a victory by the anti-austerity Syriza party in the Greek general election.

The SNB contributed to increased market volatility after it unexpectedly abandoned its foreign currency exchange policy of capping the Swiss franc's strength versus the euro. Investors cheered after the ECB exceeded their expectations with its bold QE announcement. The plan included a €1.14 trillion open-ended sovereign QE program to combat record-low inflation and stimulate growth in Europe. Despite this encouraging development, the deepening oil slump and worries about global economic growth tempered investors' risk appetites.

4

"Equities encountered two significant volatility spikes, one in October and another in December."

How did the fund fare in light of the technical indicators you observed over the course of the period?

The fund outperformed both its benchmark and its Morningstar large growth fund peer group.

Technical conditions weakened early in the period, as investors' concerns seemed to increase over a variety of issues, including Russia and Ukraine tension, falling commodities prices, and the prospect of higher U.S. interest rates. Equities encountered two significant volatility spikes, one in October and another in December. In our view, October's surge in price volatility marked the end of a pullback that had been brewing internally for the better part of 2014, most acutely in August and September. Equities quickly bottomed in October and then rallied briskly to new highs. The next material volatility event took place in December, but the technical underpinnings had firmed enough to limit the magnitude of that market decline.

Following weak technical conditions leading into the October sell-off, global market conditions stabilized briefly at the end of the year before beginning 2015 with broadening weakness and volatility. Still, the fund was well positioned for this environment. Underweight exposure to energy stocks and an overweight to the healthcare sector contributed to performance. Security selection was also strong, particularly within the healthcare and industrials sectors. Selection in consumer discretionary and information technology detracted, partially offsetting the favorable relative results.

SECTOR COMPOSITION AS OF 1/31/15 (%)

5

"... the two biggest surprises to market participants were the collapse in oil prices and the decline in long-term U.S. Treasury yields."

TOP 10 HOLDINGS AS OF 1/31/15 (%)

Apple, Inc.	4.8
Illumina, Inc.	4.0
Actavis PLC	2.5
Jazz Pharmaceuticals PLC	2.5
Eli Lilly & Company	2.0
Facebook, Inc., Class A	1.9
Biogen Idec, Inc.	1.8
Bristol-Myers Squibb Company	1.5
GoPro, Inc., Class A	1.5
Regeneron Pharmaceuticals, Inc.	1.4
Total	23.9
As a percentage of net assets.
Cash and cash equivalents are not included.

What do you think most surprised investors during this period?

We believe the two biggest surprises to market participants were the collapse in oil prices and the decline in long-term U.S. Treasury yields. During the period, the price of oil nearly halved, to about $50 per barrel. The 10-year Treasury yield also fell, from 2.58% to 1.68%, amid speculation that the Fed would stand poised to raise rates.

What were your thoughts on the markets and the fund's positioning as the period ended on January 31, 2015?

While global equity markets have weakened, we believe softening in the United States remained contained and that the technical backdrop remained supportive. However, conditions in Europe and emerging markets remained suspect, in our view.

At the close of the period, the fund maintained overweight exposure to U.S. stocks relative to its benchmark. More specifically, we continued to favor healthcare and information technology. We also found airlines and cyber security software companies intriguing. Despite having lower exposure to Japan than the benchmark, Japanese shares represented the second largest country weight as that market's performance continued to improve.

Rather than engage in a debate as to whether this dichotomy in global performance is bullish or

COUNTRY COMPOSITION AS OF 1/31/15 (%)

United States	84.7
Japan	5.9
China	2.7
Ireland	2.5
United Kingdom	1.4
Netherlands	0.8
Switzerland	0.6
Denmark	0.5
Canada	0.5
South Korea	0.4
Total	100.0
As a percentage of net assets.

6

bearish, we elected to invest the fund's assets where the technical conditions appeared supportive, monitoring any technical weaknesses elsewhere for signs of spreading. Our process pointed to fewer technically attractive ideas outside of the United States. As we trimmed and eliminated positions, the cash balance increased, and we intend to wait for technical conditions to signal more favorable redeployment opportunities.

MANAGED BY

Frank L. Teixeira, CMT, CFA On the fund since 2009 Investing since 1989

The views expressed in this report are exclusively those of Frank L. Teixeira, CMT, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-0.83	9.27	8.79	0.75	55.78	59.03
Class C2	2.72	9.68	9.11	4.66	58.75	61.56
Class I3	4.78	10.78	10.20	6.20	66.84	70.68
Class NAV[3]	4.94	10.98	10.40	6.35	68.34	72.38
Index†	7.36	10.37	11.05	-2.04	63.77	77.93

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross/Net (%)	1.66	2.35	1.34	1.22

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI All Country World Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Technical Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI All Country World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-3-09	16,156	16,156	17,793
Class I3	8-3-09	17,068	17,068	17,793
Class NAV[3]	8-3-09	17,238	17,238	17,793

The MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 8-3-09.
2	Class C shares were first offered on 8-28-14. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,060.20	$8.72	1.68%
Class C2	1,000.00	1,002.40	10.71	2.50%
Class I	1,000.00	1,062.00	7.17	1.38%
Class NAV	1,000.00	1,063.50	6.24	1.20%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.70	$8.54	1.68%
Class C	1,000.00	1,012.60	12.68	2.50%
Class I	1,000.00	1,018.20	7.02	1.38%
Class NAV	1,000.00	1,019.20	6.11	1.20%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The inception date for Class C shares is 8-28-14. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period).

11

Fund's investments

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 79.4%		$698,745,772
(Cost $586,937,757)
Consumer discretionary 5.3%		46,755,617
Automobiles 0.4%
Fuji Heavy Industries, Ltd.	84,794	3,058,291
Hotels, restaurants and leisure 0.7%
Fiesta Restaurant Group, Inc. (I)	106,653	6,299,993
Household durables 1.5%
GoPro, Inc., Class A (I)(L)	266,956	13,281,061
Internet and catalog retail 0.4%
Expedia, Inc.	42,429	3,645,924
Media 0.8%
CyberAgent, Inc.	165,911	7,305,361
Textiles, apparel and luxury goods 1.5%
ANTA Sports Products, Ltd.	3,588,386	6,353,009
Asics Corp.	277,594	6,811,978
Consumer staples 2.1%		18,704,517
Beverages 0.9%
Monster Beverage Corp. (I)	67,262	7,866,291
Food products 1.2%
Keurig Green Mountain, Inc.	88,432	10,838,226
Financials 1.7%		15,244,078
Banks 0.4%
Seven Bank, Ltd.	732,771	3,279,709
Capital markets 1.3%
Interactive Brokers Group, Inc., Class A	190,211	5,826,163
Legg Mason, Inc.	110,718	6,138,206
Health care 42.5%		373,931,601
Biotechnology 16.1%
Achillion Pharmaceuticals, Inc. (I)	405,527	6,022,076
Actelion, Ltd. (I)	46,248	5,108,577
Agios Pharmaceuticals, Inc. (I)(L)	34,982	4,055,113
Alexion Pharmaceuticals, Inc. (I)	25,017	4,584,115
Alnylam Pharmaceuticals, Inc. (I)	85,873	8,057,464
Anacor Pharmaceuticals, Inc. (I)	96,554	3,630,430
Biogen Idec, Inc. (I)	40,528	15,771,876
BioMarin Pharmaceutical, Inc. (I)	100,439	9,758,653
Bluebird Bio, Inc. (I)	32,906	3,057,296
Celgene Corp. (I)	86,680	10,328,789

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Dyax Corp. (I)	206,216	$3,115,924
Incyte Corp. (I)	141,064	11,244,211
Isis Pharmaceuticals, Inc. (I)(L)	129,053	8,841,421
Medivation, Inc. (I)	60,828	6,619,303
PTC Therapeutics, Inc. (I)	50,600	2,778,446
Puma Biotechnology, Inc. (I)	33,729	7,119,517
Receptos, Inc. (I)	45,084	4,966,904
Regeneron Pharmaceuticals, Inc. (I)	30,146	12,560,632
United Therapeutics Corp. (I)	23,380	3,299,619
Vertex Pharmaceuticals, Inc. (I)	98,852	10,887,559
Health care equipment and supplies 2.3%
Cantel Medical Corp.	85,955	3,487,194
Natus Medical, Inc. (I)	124,509	4,681,538
Sirona Dental Systems, Inc. (I)	40,389	3,643,896
Zimmer Holdings, Inc.	78,147	8,760,279
Health care providers and services 4.8%
HCA Holdings, Inc. (I)	111,797	7,915,228
Health Net, Inc. (I)	201,914	10,937,681
Humana, Inc.	74,824	10,957,227
LifePoint Hospitals, Inc. (I)	90,827	5,925,553
Universal Health Services, Inc., Class B	63,400	6,500,402
Life sciences tools and services 4.0%
Illumina, Inc. (I)	179,686	35,072,910
Pharmaceuticals 15.3%
Actavis PLC (I)	83,363	22,219,574
Astellas Pharma, Inc.	206,410	3,188,076
AstraZeneca PLC, ADR	87,609	6,223,743
Bristol-Myers Squibb Company	224,256	13,515,909
Eli Lilly & Company	243,221	17,511,912
Hikma Pharmaceuticals PLC	167,942	5,950,890
Jazz Pharmaceuticals PLC (I)	130,247	22,056,027
Merck & Company, Inc.	135,402	8,162,033
Mylan, Inc. (I)	183,306	9,742,714
Novo Nordisk A/S, Class B	105,261	4,691,554
Ono Pharmaceutical Company, Ltd.	90,148	9,487,543
Salix Pharmaceuticals, Ltd. (I)	31,338	4,220,288
Santen Pharmaceutical Company, Ltd.	57,647	3,597,436
Tetraphase Pharmaceuticals, Inc. (I)	101,047	3,674,069
Industrials 6.4%		56,160,755
Air freight and logistics 1.0%
FedEx Corp.	51,844	8,767,339

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Industrials (continued)
Airlines 3.1%
JetBlue Airways Corp. (I)	605,527	$10,166,798
Spirit Airlines, Inc. (I)	103,480	7,672,007
United Continental Holdings, Inc. (I)	134,742	9,347,053
Electrical equipment 0.3%
Nidec Corp.	40,439	2,751,791
Machinery 0.4%
SMC Corp.	12,826	3,439,509
Professional services 0.4%
TriNet Group, Inc. (I)	98,959	3,282,470
Road and rail 1.2%
J.B. Hunt Transport Services, Inc.	66,138	5,265,246
Knight Transportation, Inc.	191,946	5,468,542
Information technology 21.4%		187,949,204
Communications equipment 1.0%
InterDigital, Inc.	85,382	4,267,392
Palo Alto Networks, Inc. (I)	35,874	4,534,115
Electronic equipment, instruments and components 1.9%
Hitachi High-Technologies Corp.	62,000	1,926,024
Hollysys Automation Technologies, Ltd. (I)	180,235	4,540,120
Hoya Corp.	118,187	4,580,051
IPG Photonics Corp. (I)(L)	48,634	3,630,042
Murata Manufacturing Company, Ltd.	23,035	2,486,727
Internet software and services 4.5%
Baidu, Inc., ADR (I)	33,384	7,275,041
Facebook, Inc., Class A (I)	225,360	17,107,078
LinkedIn Corp., Class A (I)	30,490	6,852,323
LogMeIn, Inc. (I)	55,817	2,654,098
Tencent Holdings, Ltd.	329,424	5,552,038
IT services 2.4%
EPAM Systems, Inc. (I)	142,187	6,957,210
Fidelity National Information Services, Inc.	104,926	6,550,530
Global Payments, Inc.	40,427	3,529,681
Science Applications International Corp.	78,984	3,852,840
Semiconductors and semiconductor equipment 1.7%
Lam Research Corp.	57,278	4,378,330
NXP Semiconductors NV (I)	89,142	7,072,526
Tessera Technologies, Inc.	94,119	3,489,933
Software 5.1%
Adobe Systems, Inc. (I)	122,783	8,610,772
Fair Isaac Corp.	57,240	4,084,074

14SEE NOTES TO FINANCIAL STATEMENTS

		Shares	Value
Information technology (continued)
Software (continued)
	Fortinet, Inc. (I)	266,883	$7,978,467
	Manhattan Associates, Inc. (I)	108,297	4,834,378
	Open Text Corp.	82,552	4,678,222
	Proofpoint, Inc. (I)	137,639	6,881,950
	Qualys, Inc. (I)	113,843	4,328,311
	Sundaytoz Corp. (I)(L)	201,534	3,267,738
Technology hardware, storage and peripherals 4.8%
	Apple, Inc.	358,904	42,049,193
	Yield (%)	Shares	Value
Securities lending collateral 3.4%			$29,497,120
(Cost $29,497,120)
John Hancock Collateral Investment Trust (W)	0.0388(Y)	2,949,712	29,497,120
		Par value	Value
Short-term investments 3.3%			$29,300,000
(Cost $29,300,000)
Repurchase agreement 3.3%			29,300,000
	Bank of America Tri-Party Repurchase Agreement dated 1-30-15 at 0.060% to be repurchased at $29,300,147 on 2-2-15, collateralized by $5,295,500 Government National Mortgage Association 3.000% - 4.500% due 6-20-41 to 1-20-45 (valued at $29,886,000, including interest)	29,300,000	29,300,000
Total investments (Cost $645,734,877)† 86.1%			$757,542,892
Other assets and liabilities, net 13.9%			$122,355,876
Total net assets 100.0%			$879,898,768

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $651,611,801. Net unrealized appreciation aggregated $105,931,091, of which $111,767,611 related to appreciated investment securities and $5,836,520 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $616,237,757) including $28,215,378 of securities loaned	$728,045,772
Investments in affiliated issuers, at value (Cost $29,497,120)	29,497,120
Total investments, at value (Cost $645,734,877)	757,542,892
Cash	548,449
Receivable for investments sold	169,893,270
Receivable for fund shares sold	89,174
Dividends and interest receivable	242,781
Receivable for securities lending income	372,865
Other receivables and prepaid expenses	44,817
Total assets	928,734,248
Liabilities
Payable for investments purchased	19,055,654
Payable for fund shares repurchased	124,360
Payable upon return of securities loaned	29,547,810
Payable to affiliates
Accounting and legal services fees	14,706
Transfer agent fees	9,146
Trustees' fees	252
Other liabilities and accrued expenses	83,552
Total liabilities	48,835,480
Net assets	$879,898,768
Net assets consist of
Paid-in capital	$760,667,639
Accumulated distributions in excess of net investment income	(2,426,667)
Accumulated net realized gain (loss) on investments, investments, options written and foreign currency transactions	9,849,160
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	111,808,636
Net assets	$879,898,768

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($51,501,272 ÷ 4,076,826 shares)[1]	$12.63
Class C ($149,437 ÷ 11,473 shares)[1]	$13.03
Class I ($28,844,231 ÷ 2,228,753 shares)	$12.94
Class NAV ($799,403,828 ÷ 61,020,105 shares)	$13.10
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.29

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the six months ended 1-31-15 (unaudited)

Investment income
Dividends	$2,341,979
Securities lending	847,496
Interest	6,963
Less foreign taxes withheld	(37,299)
Total investment income	3,159,139
Expenses
Investment management fees	5,261,310
Distribution and service fees	83,032
Accounting and legal services fees	51,079
Transfer agent fees	52,215
Trustees' fees	6,713
State registration fees	36,158
Printing and postage	10,089
Professional fees	26,227
Custodian fees	65,544
Registration and filing fees	26,139
Other	12,651
Total expenses	5,631,157
Less expense reductions	(42,887)
Net expenses	5,588,270
Net investment loss	(2,429,131)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	15,595,039
Investments in affiliated issuers	691
Written options	132,203
15,727,933
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	42,543,783
Investments in affiliated issuers	(6,977)
42,536,806
Net realized and unrealized gain	58,264,739
Increase in net assets from operations	$55,835,608

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($2,429,131)	($4,881,231)
Net realized gain	15,727,933	157,113,608
Change in net unrealized appreciation (depreciation)	42,536,806	(39,528,519)
Increase in net assets resulting from operations	55,835,608	112,703,858
Distributions to shareholders
From net realized gain
Class A	(7,064,030)	(5,373,130)
Class C1	(17,531)	—
Class I	(4,070,058)	(2,431,447)
Class NAV	(106,392,068)	(69,367,006)
Total distributions	(117,543,687)	(77,171,583)
From fund share transactions	69,629,329	166,627,235
Total increase	7,921,250	202,159,510
Net assets
Beginning of period	871,977,518	669,818,008
End of period	$879,898,768	$871,977,518
Accumulated net investment loss/ Undistributed net investment income	($2,426,667)	$2,464

1	The inception date for Class C shares is 8-28-14.

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$13.76		$13.15	$9.65	$11.33	$9.86	$10.00
Net investment loss[3]	(0.07)		(0.14)	(0.08)	(0.10)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	0.90		2.09	3.58	(1.17)	1.56	(0.01)
Total from investment operations	0.83		1.95	3.50	(1.27)	1.47	(0.14)
Less distributions
From net realized gain	(1.96)		(1.34)	—	(0.41)	—	—
Total distributions	(1.96)		(1.34)	—	(0.41)	—	—
Net asset value, end of period	$12.63		$13.76	$13.15	$9.65	$11.33	$9.86
Total return (%)[4,5]	6.02	[6]	14.86	36.27	(10.93)	14.91	(1.40	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$52		$59	$45	$51	$125	$165
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	[7]	1.72	1.78	1.88	1.90	1.87	[7]
Expenses including reductions	1.68	[7]	1.71	1.78	1.88	1.90	1.87	[7]
Net investment loss	(0.98	) [7]	(1.03)	(0.69)	(1.04)	(0.79)	(1.23	) [7]
Portfolio turnover (%)	114		306	391	507	361	389

1	Six months ended 1-31-15. Unaudited.
2	Period from 8-3-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Class C Shares Period ended	1-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$14.94
Net investment loss[2]	(0.11)
Net realized and unrealized gain on investments	0.16
Total from investment operations	0.05
Less distributions
From net realized gain	(1.96)
Total distributions	(1.96)
Net asset value, end of period	$13.03
Total return (%)[3]	0.24	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.78	[6]
Expenses including reductions	2.50	[6]
Net investment loss	(1.86	) [6]
Portfolio turnover (%)	114	[7]

1	The inception date for Class C shares is 8-28-14. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 8-1-14 to 1-31-15.

20SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$14.03		$13.35	$9.77	$11.42	$9.89	$10.00
Net investment loss[3]	(0.05)		(0.11)	(0.04)	(0.07)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	0.92		2.13	3.62	(1.17)	1.57	(0.02)
Total from investment operations	0.87		2.02	3.58	(1.24)	1.53	(0.11)
Less distributions
From net realized gain	(1.96)		(1.34)	—	(0.41)	—	—
Total distributions	(1.96)		(1.34)	—	(0.41)	—	—
Net asset value, end of period	$12.94		$14.03	$13.35	$9.77	$11.42	$9.89
Total return (%)[4]	6.20	[5]	15.17	36.64	(10.57)	15.47	(1.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$29		$30	$18	$17	$63	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	[6]	1.44	1.48	1.55	1.49	1.52	[6]
Expenses including reductions	1.38	[6]	1.43	1.47	1.51	1.49	1.52	[6]
Net investment loss	(0.68	) [6]	(0.75)	(0.39)	(0.69)	(0.37)	(0.89	) [6]
Portfolio turnover (%)	114		306	391	507	361	389

1	Six months ended 1-31-15. Unaudited.
2	Period from 8-3-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Class NAV Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$14.16		$13.44	$9.81	$11.45	$9.90	$10.00
Net investment loss[3]	(0.04)		(0.08)	(0.02)	(0.04)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.94		2.14	3.65	(1.19)	1.58	(0.03)
Total from investment operations	0.90		2.06	3.63	(1.23)	1.55	(0.10)
Less distributions
From net realized gain	(1.96)		(1.34)	—	(0.41)	—	—
Total distributions	(1.96)		(1.34)	—	(0.41)	—	—
Net asset value, end of period	$13.10		$14.16	$13.44	$9.81	$11.45	$9.90
Total return (%)[4]	6.35	[5]	15.38	37.00	(10.45)	15.66	(1.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$799		$783	$606	$433	$535	$349
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[6]	1.22	1.24	1.32	1.37	1.39	[6]
Expenses including reductions	1.20	[6]	1.21	1.23	1.32	1.37	1.39	[6]
Net investment loss	(0.50	) [6]	(0.54)	(0.16)	(0.46)	(0.31)	(0.72	) [6]
Portfolio turnover (%)	114		306	391	507	361	389

1	Six months ended 1-31-15. Unaudited.
2	Period from 8-3-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Technical Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund.

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

23

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$46,755,617	$23,226,978	$23,528,639	—
Consumer staples	18,704,517	18,704,517	—	—
Financials	15,244,078	11,964,369	3,279,709	—
Health care	373,931,601	341,907,525	32,024,076	—
Industrials	56,160,755	49,969,455	6,191,300	—
Information technology	187,949,204	170,136,626	17,812,578	—
Securities lending collateral	29,497,120	29,497,120	—	—
Short-term investments	29,300,000	—	29,300,000	—
Total Investments in Securities	$757,542,892	$645,406,590	$112,136,302	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of

24

replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $379. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific

25

expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

26

During the six months ended January 31, 2015, the fund wrote option contracts to manage against anticipated changes in securities markets. The following tables summarize the fund's written options activities during the six months ended January 31, 2015. There were no contracts held at January 31, 2015.

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$0
Options written	385	132,203
Option closed	(385)	(132,203)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	—	$0

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

Statement of operations location — net realized gain (loss) on:
Risk	Written options
Equity contracts	$132,203

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 1.20% of the first $250 million of the fund's average daily net assets and b) 1.15% of the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

27

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

To the extent that expenses of Class C shares exceed 2.50% of average annual net assets (on an annualized basis) attributable to Class C shares (the class expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the class expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The class expense limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

The expense reductions described above amounted to $1,929, $3,848, $1,104, and $28,617 for Class A, Class C, Class I, and Class NAV Shares, respectively, for the six months ended January 31, 2015.

The investment management fees incurred for the six months ended January 31, 2015 were equivalent to a net annual effective rate of 1.16% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Service Fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $53,424 for the six months ended January 31, 2015. Of this amount, $8,574 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $44,692 was paid as sales commissions to broker-dealers and $158 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

28

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$82,547	$33,818	$17,016	$4,553
Class C	485	60	4,087	8
Class I	---	18,337	7,422	2,128
Class NAV	---	---	---	---
Total	$83,032	$52,215	$28,525	$6,689

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2014 to January 31, 2015, state registration fees and printing and postage amounted to $7,633 and $3,400, respectively. During the six months ended January 31, 2015, an unaffiliated blue sky registration agent reimbursed Class A, Class C, and Class I shares for state registration fees of $6,916, $168, and $305, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and for the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	463,159	$6,369,900	2,206,615	$31,058,487
Distributions reinvested	552,141	6,979,063	389,040	5,325,964
Repurchased	(1,206,195)	(16,804,381)	(1,786,477)	(24,594,639)
Net increase (decrease)	(190,895)	($3,455,418)	809,178	$11,789,812

29

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class C shares[1]
Sold	11,134	$162,381	—	—
Distributions reinvested	339	4,415	—	—
Net increase	11,473	$166,796	—	—
Class I shares
Sold	504,155	$7,149,988	1,659,902	$23,701,365
Distributions reinvested	305,393	3,951,781	166,347	2,318,883
Repurchased	(753,423)	(10,451,532)	(1,023,095)	(14,372,274)
Net increase	56,125	$650,237	803,154	$11,647,974
Class NAV shares
Sold	1,861,423	$26,995,964	11,508,682	$164,442,778
Distributions reinvested	8,121,532	106,392,068	4,937,153	69,367,006
Repurchased	(4,226,891)	(61,120,318)	(6,260,362)	(90,620,335)
Net increase	5,756,064	$72,267,714	10,185,473	$143,189,449
Total net increase	5,632,767	$69,629,329	11,797,805	$166,627,235

1 The inception date for Class C shares is 8-28-14.

Affiliates of the fund owned 58% and 100% of shares of beneficial interest of Class C and Class NAV, respectively, on January 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $963,916,145 and $1,184,015,592, respectively, for the six months ended January 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2015, funds within the John Hancock group of funds complex held 90.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Fund	40.6%
John Hancock Funds II Lifestyle Balanced Fund	25.8%
John Hancock Funds II Lifestyle Aggressive Fund	15.3%
John Hancock Funds II Alternative Asset Allocation	8.7%

30

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

31

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216838	347SA 1/15 3/15

John Hancock

Global Income Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if that portion of your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
27	Financial statements
31	Financial highlights
34	Notes to financial statements
44	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with capital appreciation as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

The Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Energy-sensitive market segments lagged

The sharp drop in oil prices contributed to underperformance for high-yield and emerging-market bonds.

The fund underperformed its benchmark

The fund's positioning in both the high-yield (non investment-grade) and emerging-market segments, particularly overweights in Venezuela and Russia, weighed on its six-month results.

Fund's allocation shifts

The fund's allocation to high-yield bonds increased during the semiannual period, while its weighting in emerging-markets debt decreased.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve additional risks, including credit, interest-rate, counterparty, liquidity, and lending risk. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

From the Investment Management Team
Stone Harbor Investment Partners LP

Can you describe the market environment of the past six months?

The six-month period ended January 31, 2015 brought a significant divergence of performance within the global bond markets. On one hand, interest-rate sensitive assets such as U.S. Treasuries and other developed market government bonds performed exceptionally well, as the combination of slowing global growth, geopolitical disruptions, and concerns about deflation in Europe fueled demand for the relative safety of government debt. At the same time, however, the market segments that are typically boosted by improving growth and positive investor sentiment—namely, high-yield bonds and emerging-market debt—finished with negative returns. The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index lost -0.99%, while the J.P. Morgan EMBI Global Diversified Index lost -0.61%.

The primary factor weighing on the performance of high-yield and emerging-market bonds was the sharp decline in commodity prices, particularly crude oil. In the high-yield market, the prospect of lower-than-expected earnings pressured the credit outlook for many issuers within the energy sector. Since energy makes up a large portion of the high-yield market, the resulting downturn in the group sparked wider selling pressure across the asset class. Similarly, the sell-off in oil pressured the performance of emerging-market countries that are heavily dependent on oil exports, as well as the bonds of corporate issuers based in the energy sector. While certain areas of the markets performed relatively well—including higher-quality high-yield bonds and energy-importing countries within the emerging markets—the net effect of falling oil prices was underperformance for the credit-sensitive market segments.

The fund underperformed its benchmark index during the six-month period. What was the cause of this shortfall?

The weakness in the fund's relative performance stemmed from its positioning in both its high-yield and emerging-market allocations.

Consistent with the performance of the broader market, the fund's high-yield portfolio finished the six-month period with a negative return. In addition, the fund underperformed the benchmark due largely to the impact of individual security selection in the energy sector. In particular, performance was pressured by our positions in B-rated issuers in the exploration and production industry. A general overweight in B-rated securities relative to higher-rated BB issues also weighed on performance given the stronger returns of higher-quality bonds during the period. Some of these

4

"The primary factor weighing on the performance of high-yield and emerging-market bonds was the sharp decline in commodity prices, particularly crude oil."
negative factors were offset by favorable issuer selection in the cable/media and consumer products industries, as well as its underweight to gaming issuers.
Overweight positions in the underperforming Venezuelan and Russian markets were the primary source of the shortfall in the fund's emerging-market portfolio. Our overweight in Venezuela was based on our view that the country has a greater willingness and ability to pay its debts than the prices of its bonds would indicate. However, the combination of falling oil prices and political instability caused Venezuela's bond market to underperform sharply and finish the semiannual period as one of the worst performing countries in the emerging markets. We maintained this position on the belief that the credit outlook remains favorable—particularly if oil stabilizes—and that the potential for a devaluation of Venezuela's currency represented a possible catalyst for a rally. Similarly, the fund's allocation to Russia—which included exposure to the weak ruble—was also hurt by the volatility in the energy sector. On a longer-term basis, we believe the country's credit outlook is underpinned by its low level of debt and substantial foreign currency reserves.

QUALITY COMPOSITION AS OF 1/31/15 (%)

5

"The weakness in the fund's relative performance stemmed from its positioning in both its high-yield and emerging-market allocations."

How was the fund positioned at the end of the period?

The fund's allocation to high-yield bonds increased during the semiannual period, while its allocation to emerging-markets debt decreased. This shift reflected our view that valuations in the high-yield market had become more compelling following the volatility of the past six months. We continued to adjust the portfolio on a tactical basis in an effort to capture relative value between the two sectors.

In the emerging-market portfolio, we continued to favor countries where we believed yield spreads were providing ample compensation for the associated risks. In addition, we sought to avoid or underweight those that appeared more expensive. For instance, Poland, Hungary, and the Philippines featured strong fundamentals, but in all cases we believed that yields were already low enough that there was little potential for a further decline (and a corresponding increase in prices). We continued to hold a small allocation to emerging-market corporate debt, but in general we saw better value opportunities in government bonds due to their lower risk profile. We also maintained an underweight in local currency emerging-market debt, which was a positive during the past six months, but we began to take a closer look at the asset class late in the period on the belief that its significant underperformance has helped create more compelling valuations.

The high-yield portfolio remained positioned for a favorable environment of improving domestic growth and low defaults. Our expectation has been that defaults will tick up slightly in the year

TOP 10 ISSUERS AS OF 1/31/15 (%)

Government of Russia	4.5
Republic of Indonesia	2.9
KazMunayGas National Company	2.7
Republic of Turkey	2.6
Government of Mexico	2.5
Government of Dominican Republic	2.4
Republic of Colombia	2.0
Federative Republic of Brazil	2.0
Petroleos de Venezuela SA	1.9
Corporacion Nacional del Cobre de Chile	1.6
Total	25.1
As a percentage of net assets.
Cash and cash equivalents are not included.

6

ahead due to the combination of lower oil prices and the expanding use of new issuance proceeds for merger-and-acquisition activity rather than refinancing. However, we also believe yield spreads closed the period at levels that compensate investors for this risk. The portfolio held an overweight position in B-rated credits over their more interest-rate-sensitive BB-rated counterparts.

The semiannual period was a challenging time for the fund, as the impact of the downturn in oil weighed on high-yield and emerging-market bonds generally, and on our portfolio in particular. However, one result of the recent weakness is that the valuations in both asset classes have become more attractive. Believing this is supportive for these market segments—particularly if global growth remains on a positive track—we remain on the lookout for opportunities to use volatility to our advantage.

MANAGED BY

The Global Income fund is managed by a five person team at Stone Harbor Investment Partners LP.

COUNTRY COMPOSITION AS OF 1/31/15 (%)

United States	43.1
Russia	4.7
Indonesia	3.4
Venezuela	3.1
Luxembourg	3.0
Mexico	3.0
Kazakhstan	2.9
Turkey	2.6
Dominican Republic	2.4
Colombia	2.3
Other countries	29.5
Total	100.0
As a percentage of net assets.

The views expressed in this report are exclusively those of Pablo Cisilino, Stone Harbor Investment Partners LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 1-31-15	as of 1-31-15
Class A	-2.28	5.16	5.21	-8.28	28.59	30.58	5.17	5.20
Class I3	2.12	6.32	6.33	-4.35	35.86	38.08	5.73	5.82
Class NAV[3]	2.28	6.46	6.47	-4.26	36.78	39.04	5.83	5.83
Index 1†	4.54	8.66	9.18	-0.98	51.46	58.57	—	—
Index 2†	5.77	8.21	8.57	-0.80	48.39	54.00	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 4%. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class NAV
Gross/Net (%)	1.35	1.03	0.91

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index; Index 2 is 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index and 50% JPMorgan EMBI Global Diversified Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class I3	11-2-09	13,808	13,808	15,857	15,400
Class NAV[3]	11-2-09	13,904	13,904	15,857	15,400

The values shown in the chart for Class A with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The BofA Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies.

The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

The JPMorgan EMBI Global Diversified Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

The blended index is 50% BofA Merrill Lynch U.S. High Yield Master II Constrained Index and 50% JPMorgan EMBI Global Diversified Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-2-09.
3	For certain types of investors as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$955.10	$6.65	1.35%
Class I	1,000.00	956.50	5.13	1.04%
Class NAV	1,000.00	957.40	4.34	0.88%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.40	$6.87	1.35%
Class I	1,000.00	1,020.00	5.30	1.04%
Class NAV	1,000.00	1,020.80	4.48	0.88%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 1-31-15 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 56.0%				$305,716,171
(Cost $324,190,163)
Argentina 0.2%				868,439
YPF SA (S)	8.750	04-04-24	862,000	868,439
Austria 0.2%				995,920
ESAL GmbH (S)	6.250	02-05-23	1,055,000	995,920
Azerbaijan 0.3%				1,762,059
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	1,631,000	1,476,207
State Oil Company of the Azerbaijan Republic	5.450	02-09-17	284,000	285,852
Barbados 0.1%				358,005
Columbus International, Inc. (S)	7.375	03-30-21	348,000	358,005
Brazil 0.1%				665,595
Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06-30-21	133,450	106,426
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10-01-22	345,898	245,483
Petrobras Global Finance BV	7.250	03-17-44	115,000	99,186
Petrobras International Finance Company SA	6.875	01-20-40	256,000	214,500
Canada 2.1%				11,590,253
Bombardier, Inc. (S)	6.000	10-15-22	1,355,000	1,277,088
Cascades, Inc. (S)	5.500	07-15-22	845,000	849,225
Cascades, Inc.	7.875	01-15-20	600,000	625,500
MEG Energy Corp. (S)	6.500	03-15-21	1,300,000	1,176,500
MEG Energy Corp. (S)	7.000	03-31-24	500,000	452,500
Mercer International, Inc. (S)	7.750	12-01-22	1,485,000	1,525,838
Norbord, Inc. (S)	5.375	12-01-20	1,775,000	1,726,188
NOVA Chemicals Corp. (S)	5.000	05-01-25	450,000	466,875
Quebecor Media, Inc.	5.750	01-15-23	1,590,000	1,637,700
Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,979,000	1,852,839
Cayman Islands 0.3%				1,607,129
Grupo Aval, Ltd. (S)	4.750	09-26-22	82,000	80,729
Offshore Group Investment, Ltd.	7.125	04-01-23	2,385,000	1,526,400
Chile 1.7%				9,056,776
Banco del Estado de Chile (S)	3.875	02-08-22	164,000	167,733
Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22	2,844,000	2,752,139
Corporacion Nacional del Cobre de Chile	3.750	11-04-20	860,000	893,566
Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42	637,000	600,144
Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23	463,000	491,400
Corporacion Nacional del Cobre de Chile (S)	4.875	11-04-44	608,000	618,622
Corporacion Nacional del Cobre de Chile	6.150	10-24-36	2,361,000	2,847,616

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Chile (continued)
Corporacion Nacional del Cobre de Chile (S)	6.150	10-24-36		255,000	$307,557
Corporacion Nacional del Cobre de Chile	7.500	01-15-19		197,000	233,273
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02-11-20		200,000	144,726
China 0.4%					2,170,692
Country Garden Holdings Company, Ltd.	7.250	04-04-21		130,000	126,750
Country Garden Holdings Company, Ltd.	11.125	02-23-18		209,000	220,234
Sinochem Offshore Capital Company, Ltd. (S)	3.250	04-29-19		933,000	948,982
Sinopec Capital 2013, Ltd. (S)	3.125	04-24-23		458,000	451,359
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05-17-42		371,000	423,367
Colombia 0.0%					256,300
Pacific Rubiales Energy Corp. (S)	5.125	03-28-23		466,000	256,300
Ecuador 0.3%					1,864,480
EP PetroEcuador (P)	5.885	09-24-19		2,168,000	1,864,480
France 0.8%					4,255,132
Albea Beauty Holdings SA (S)	8.375	11-01-19		1,095,000	1,155,225
Numericable Group SA (S)	6.000	05-15-22		1,110,000	1,135,419
Numericable Group SA (S)	6.250	05-15-24		630,000	652,050
SPCM SA (S)	6.000	01-15-22		1,265,000	1,312,438
Germany 0.5%					2,485,471
CeramTec Group GmbH	8.250	08-15-21	EUR	1,275,000	1,561,196
Unitymedia Hessen GmbH & Company KG (S)	5.000	01-15-25		545,000	555,900
Unitymedia KabelBW GmbH (S)	6.125	01-15-25		350,000	368,375
Hong Kong 0.9%					4,776,376
CITIC, Ltd. (7.875% to 4-15-16, then 5 year CMT + 5.545%) (Q)	7.875	04-15-16		150,000	157,125
CITIC, Ltd. (8.625% to 11-22-18, then 5 year CMT + 7.816%) (Q)	8.625	11-22-18		200,000	229,000
MCE Finance, Ltd. (S)	5.000	02-15-21		360,000	338,400
Sinochem Overseas Capital Company, Ltd.	4.500	11-12-20		2,113,000	2,248,900
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11-12-20		1,694,000	1,802,951
India 0.1%					575,575
Vedanta Resources PLC (S)	6.000	01-31-19		453,000	405,435
Vedanta Resources PLC (S)	8.250	06-07-21		188,000	170,140
Indonesia 0.1%					615,875
Perusahaan Listrik Negara PT	5.250	10-24-42		650,000	615,875
Ireland 0.5%					2,467,609
Ardagh Packaging Finance PLC	4.250	01-15-22	EUR	275,000	309,196
Ardagh Packaging Finance PLC (S)	6.000	06-30-21		675,000	636,188

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^		Value
Ireland (continued)
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22		1,215,000	$1,233,225
Vimpel Communications (S)	7.748	02-02-21		340,000	289,000
Italy 0.2%					1,274,000
Telecom Italia SpA (S)	5.303	05-30-24		1,225,000	1,274,000
Jamaica 0.1%					771,869
Digicel Group, Ltd. (S)	7.125	04-01-22		852,000	771,869
Kazakhstan 2.8%					15,300,956
KazMunayGas National Company (S)	4.400	04-30-23		652,000	570,539
KazMunayGas National Company (S)	4.875	05-07-25		426,000	373,283
KazMunayGas National Company	5.750	04-30-43		212,000	170,668
KazMunayGas National Company (S)	5.750	04-30-43		4,572,000	3,680,643
KazMunayGas National Company	6.000	11-07-44		413,000	336,678
KazMunayGas National Company (S)	6.000	11-07-44		652,000	534,640
KazMunayGas National Company (S)	6.375	04-09-21		1,748,000	1,721,780
KazMunayGas National Company	6.375	04-09-21		2,369,000	2,333,465
KazMunayGas National Company	7.000	05-05-20		2,053,000	2,097,140
KazMunayGas National Company (S)	7.000	05-05-20		325,000	331,988
KazMunayGas National Company (S)	9.125	07-02-18		2,590,000	2,820,510
Zhaikmunai LLP (S)	7.125	11-13-19		411,000	329,622
Luxembourg 3.0%					16,398,846
Altice SA (S)	7.750	05-15-22		1,265,000	1,306,113
APERAM (S)	7.750	04-01-18		1,375,000	1,400,781
ArcelorMittal	6.750	02-25-22		1,585,000	1,688,025
ArcelorMittal	7.500	10-15-39		1,185,000	1,226,475
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19		621,087	618,758
Cosan Luxembourg SA (S)	5.000	03-14-23		816,000	704,045
INEOS Group Holdings SA (S)	5.875	02-15-19		2,470,000	2,346,500
Mallinckrodt International Finance SA (S)	5.750	08-01-22		1,120,000	1,156,400
Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR	950,000	1,148,645
Mobile Challenger Intermediate Group SA, PIK	8.750	03-15-19	EUR	850,000	979,710
Signode Industrial Group Lux SA (S)	6.375	05-01-22		920,000	874,000
Trinseo Materials Operating SCA	8.750	02-01-19		2,922,000	2,949,394
Mexico 0.5%					2,489,636
Cemex SAB de CV (S)	5.700	01-11-25		158,000	145,755
Cemex SAB de CV (S)	7.250	01-15-21		200,000	206,500
Cemex SAB de CV (S)	9.500	06-15-18		400,000	434,000
Comision Federal de Electricidad (S)	4.875	01-15-24		295,000	312,110
Petroleos Mexicanos (S)	5.625	01-23-46		1,358,000	1,391,271
Morocco 0.1%					612,647
OCP SA (S)	5.625	04-25-24		562,000	612,647

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Netherlands 1.1%					$5,979,537
CIMPOR Financial Operations BV (S)	5.750	07-17-24		579,000	438,593
Intergas Finance BV	6.375	05-14-17		158,000	158,198
Listrindo Capital BV (S)	6.950	02-21-19		201,000	211,814
Lukoil International Finance BV (S)	3.416	04-24-18		306,000	257,040
Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19		453,000	362,400
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19		625,000	654,688
Schaeffler Holding Finance BV, PIK (S)	6.750	11-15-22		260,000	278,200
Sensata Technologies BV (S)	5.625	11-01-24		830,000	877,725
UPC Holding BV	6.375	09-15-22	EUR	1,200,000	1,457,781
VimpelCom Holdings BV (S)	5.200	02-13-19		300,000	247,500
VimpelCom Holdings BV (S)	7.504	03-01-22		199,000	165,385
VTR Finance BV (S)	6.875	01-15-24		868,000	870,213
Peru 0.0%					211,500
Cementos Pacasmayo SAA (S)	4.500	02-08-23		225,000	211,500
Russia 0.2%					1,159,679
Gazprom OAO (S)	4.300	11-12-15		564,000	553,425
Gazprom OAO (S)	6.510	03-07-22		241,000	206,094
Gazprom OAO (S)	9.250	04-23-19		410,000	400,160
Singapore 0.1%					489,000
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		480,000	489,000
South Africa 0.2%					1,035,992
Eskom Holdings SOC, Ltd. (S)	6.750	08-06-23		1,023,000	1,035,992
Thailand 0.1%					484,220
PTT Exploration & Production PCL (4.875% to 6-18-19, then 5 year CMT + 3.177%) (Q)(S)	4.875	06-18-19		496,000	484,220
United Kingdom 1.2%					6,605,930
Bakkavor Finance 2 PLC	8.250	02-15-18	GBP	750,000	1,153,656
Boparan Finance PLC	5.500	07-15-21	GBP	1,000,000	1,286,296
Premier Foods Finance PLC	6.500	03-15-21	GBP	1,000,000	1,394,923
R&R PLC, PIK	9.250	05-15-18	EUR	1,100,000	1,255,455
Virgin Media Finance PLC (S)	6.000	10-15-24		1,440,000	1,515,600
United States 35.9%					196,083,201
ACCO Brands Corp.	6.750	04-30-20		2,242,000	2,387,730
AECOM (S)	5.750	10-15-22		1,430,000	1,496,138
Aircastle, Ltd.	5.500	02-15-22		1,045,000	1,076,559
Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20		1,280,000	1,328,000
Alcoa, Inc.	5.125	10-01-24		650,000	710,808
Allegiant Travel Company	5.500	07-15-19		525,000	535,500
AMC Entertainment, Inc.	5.875	02-15-22		1,895,000	1,937,638
Amsurg Corp. (S)	5.625	07-15-22		655,000	677,106

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Arch Coal, Inc.	7.250	06-15-21	1,620,000	$380,700
Artesyn Escrow, Inc. (S)	9.750	10-15-20	1,030,000	965,625
Big Heart Pet Brands	7.625	02-15-19	1,530,000	1,518,525
BMC Software Finance, Inc. (S)	8.125	07-15-21	325,000	283,969
Bonanza Creek Energy, Inc.	5.750	02-01-23	450,000	378,000
Bonanza Creek Energy, Inc.	6.750	04-15-21	1,710,000	1,530,450
Building Materials Corp. of America (S)	5.375	11-15-24	1,125,000	1,141,875
Cablevision Systems Corp.	5.875	09-15-22	2,955,000	3,006,713
Cablevision Systems Corp.	8.000	04-15-20	890,000	1,003,475
Calpine Corp.	5.750	01-15-25	2,340,000	2,386,800
Calumet Specialty Products Partners LP (S)	6.500	04-15-21	320,000	276,800
Calumet Specialty Products Partners LP	9.625	08-01-20	1,015,000	1,002,313
CCO Holdings LLC	5.125	02-15-23	500,000	490,000
CCO Holdings LLC	6.625	01-31-22	1,630,000	1,723,725
Cemex Finance LLC (S)	6.000	04-01-24	83,000	78,145
Cemex Finance LLC (S)	9.375	10-12-22	166,000	182,758
CenturyLink, Inc.	5.800	03-15-22	1,055,000	1,110,388
CenturyLink, Inc.	7.650	03-15-42	735,000	738,675
Cequel Communications Holdings I LLC (S)	5.125	12-15-21	2,615,000	2,556,163
Chemtura Corp.	5.750	07-15-21	3,055,000	2,978,625
Chesapeake Energy Corp.	5.750	03-15-23	2,015,000	2,085,525
Chiquita Brands International, Inc.	7.875	02-01-21	1,164,000	1,262,940
Chrysler Group LLC	8.250	06-15-21	860,000	956,750
Cincinnati Bell, Inc.	8.375	10-15-20	850,000	894,094
Cinemark USA, Inc.	5.125	12-15-22	725,000	721,375
CIT Group, Inc.	5.000	08-15-22	1,195,000	1,254,750
Clean Harbors, Inc.	5.250	08-01-20	1,115,000	1,126,150
Cleaver-Brooks, Inc. (S)	8.750	12-15-19	1,171,000	1,220,768
Cloud Peak Energy Resources LLC	6.375	03-15-24	1,250,000	1,093,750
Cloud Peak Energy Resources LLC	8.500	12-15-19	1,060,000	1,081,200
Community Health Systems, Inc.	6.875	02-01-22	945,000	1,005,244
Community Health Systems, Inc.	8.000	11-15-19	1,160,000	1,235,400
CONSOL Energy, Inc.	8.250	04-01-20	1,380,000	1,385,175
CyrusOne LP	6.375	11-15-22	1,775,000	1,837,125
DaVita HealthCare Partners, Inc.	5.125	07-15-24	1,685,000	1,731,843
Denbury Resources, Inc.	5.500	05-01-22	1,780,000	1,566,400
DISH DBS Corp.	5.000	03-15-23	5,225,000	5,146,625
Dynegy Finance I, Inc. (S)	6.750	11-01-19	1,350,000	1,388,813
Dynegy Finance I, Inc. (S)	7.625	11-01-24	795,000	821,831
Endo Finance LLC (S)	6.000	02-01-25	1,190,000	1,216,031
EP Energy LLC	9.375	05-01-20	905,000	911,788
Erickson, Inc.	8.250	05-01-20	889,000	800,100
First Data Corp. (S)	6.750	11-01-20	484,000	517,880

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
First Data Corp.	12.625	01-15-21	1,100,000	$1,304,875
Fresenius Medical Care US Finance, Inc. (S)	5.750	02-15-21	680,000	751,400
Frontier Communications Corp.	6.250	09-15-21	1,345,000	1,385,350
Frontier Communications Corp.	9.000	08-15-31	1,629,000	1,759,320
FTS International, Inc. (S)	6.250	05-01-22	1,425,000	1,068,750
Gannett Company, Inc.	6.375	10-15-23	1,435,000	1,528,275
GenOn Energy, Inc.	9.500	10-15-18	4,150,000	4,118,875
Gray Television, Inc.	7.500	10-01-20	2,245,000	2,306,738
Griffon Corp.	5.250	03-01-22	2,565,000	2,462,400
Halcon Resources Corp.	9.750	07-15-20	2,140,000	1,428,450
HCA, Inc.	4.250	10-15-19	2,015,000	2,072,931
HCA, Inc.	5.375	02-01-25	860,000	888,488
HealthSouth Corp.	5.750	11-01-24	1,725,000	1,781,063
Hilton Worldwide Finance LLC	5.625	10-15-21	570,000	601,350
Hologic, Inc.	6.250	08-01-20	1,200,000	1,251,000
Hornbeck Offshore Services, Inc.	5.000	03-01-21	765,000	608,175
Hornbeck Offshore Services, Inc.	5.875	04-01-20	550,000	468,875
Hot Topic, Inc. (S)	9.250	06-15-21	1,500,000	1,623,750
Huntsman International LLC (S)	5.125	11-15-22	725,000	719,563
IASIS Healthcare LLC	8.375	05-15-19	1,505,000	1,576,488
Isle of Capri Casinos, Inc.	5.875	03-15-21	2,220,000	2,303,250
JC Penney Company, Inc.	5.650	06-01-20	653,000	538,725
Kinetic Concepts, Inc.	10.500	11-01-18	1,105,000	1,212,738
Kinetic Concepts, Inc.	12.500	11-01-19	820,000	906,100
Landry's, Inc. (S)	9.375	05-01-20	1,890,000	2,031,750
Laredo Petroleum, Inc.	5.625	01-15-22	715,000	632,775
Laredo Petroleum, Inc.	7.375	05-01-22	830,000	794,725
Lennar Corp.	4.750	11-15-22	1,350,000	1,341,900
Level 3 Communications, Inc. (S)	5.750	12-01-22	490,000	493,675
Level 3 Financing, Inc. (S)	5.375	08-15-22	1,915,000	1,948,513
Level 3 Financing, Inc.	7.000	06-01-20	1,140,000	1,214,100
Levi Strauss & Company	6.875	05-01-22	2,310,000	2,494,800
LifePoint Hospitals, Inc.	5.500	12-01-21	2,150,000	2,260,188
Linn Energy LLC	6.500	09-15-21	690,000	507,150
Linn Energy LLC	7.750	02-01-21	1,640,000	1,238,200
Louisiana-Pacific Corp.	7.500	06-01-20	1,205,000	1,283,325
MasTec, Inc.	4.875	03-15-23	2,665,000	2,478,450
Media General Financing Sub, Inc. (S)	5.875	11-15-22	1,795,000	1,803,975
Mediacom Broadband LLC	5.500	04-15-21	460,000	461,150
Mediacom LLC	7.250	02-15-22	1,735,000	1,865,125
MGM Resorts International	6.625	12-15-21	2,360,000	2,483,900
Midstates Petroleum Company, Inc.	10.750	10-01-20	1,510,000	836,163
MPG Holdco I, Inc. (S)	7.375	10-15-22	1,360,000	1,414,400

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
NCI Building Systems, Inc. (S)	8.250	01-15-23	705,000	$715,575
NCR Corp.	5.000	07-15-22	1,775,000	1,739,500
Nexstar Broadcasting, Inc.	6.875	11-15-20	2,150,000	2,238,688
NRG Energy, Inc.	6.250	07-15-22	2,355,000	2,419,763
Nuance Communications, Inc. (S)	5.375	08-15-20	1,250,000	1,262,500
Oasis Petroleum, Inc.	7.250	02-01-19	1,870,000	1,785,850
Outerwall, Inc.	6.000	03-15-19	1,480,000	1,450,400
Outfront Media Capital LLC (S)	5.250	02-15-22	1,190,000	1,231,650
Pacific Drilling SA (S)	5.375	06-01-20	1,810,000	1,352,975
Parker Drilling Company	6.750	07-15-22	1,955,000	1,407,600
Peabody Energy Corp.	6.250	11-15-21	2,965,000	2,223,750
Petco Holdings Inc., PIK (S)	8.500	10-15-17	1,115,000	1,131,725
Pinnacle Entertainment, Inc.	6.375	08-01-21	1,960,000	2,009,000
Post Holdings, Inc.	7.375	02-15-22	2,285,000	2,324,988
Prestige Brands, Inc. (S)	5.375	12-15-21	620,000	606,050
Provident Funding Associates LP (S)	6.750	06-15-21	500,000	477,500
PSPC Escrow Corp. (S)	6.500	02-01-22	1,135,000	1,157,700
QEP Resources, Inc.	5.375	10-01-22	1,870,000	1,785,850
Quiksilver, Inc. (S)	7.875	08-01-18	1,095,000	990,975
Quiksilver, Inc.	10.000	08-01-20	515,000	386,250
Rayonier AM Products, Inc. (S)	5.500	06-01-24	1,945,000	1,658,113
Reynolds Group Issuer, Inc.	8.250	02-15-21	2,220,000	2,256,075
RHP Hotel Properties LP	5.000	04-15-21	1,735,000	1,739,338
RJS Power Holdings LLC (S)	5.125	07-15-19	1,550,000	1,503,500
RSI Home Products, Inc. (S)	6.875	03-01-18	975,000	1,010,344
Samson Investment Company	9.750	02-15-20	2,070,000	641,700
SandRidge Energy, Inc.	7.500	03-15-21	2,185,000	1,518,575
Sealed Air Corp. (S)	5.125	12-01-24	580,000	595,225
Sinclair Television Group, Inc. (S)	5.625	08-01-24	565,000	557,938
Sinclair Television Group, Inc.	6.125	10-01-22	2,745,000	2,827,350
Smithfield Foods, Inc.	6.625	08-15-22	1,025,000	1,086,500
Spectrum Brands, Inc. (S)	6.125	12-15-24	870,000	906,975
Spectrum Brands, Inc.	6.375	11-15-20	1,330,000	1,409,800
Sprint Capital Corp.	8.750	03-15-32	3,855,000	3,941,738
Standard Pacific Corp.	5.875	11-15-24	747,000	741,398
T-Mobile USA, Inc.	6.500	01-15-24	560,000	581,000
T-Mobile USA, Inc.	6.731	04-28-22	2,835,000	2,941,313
Tenet Healthcare Corp.	6.000	10-01-20	755,000	815,400
Tenet Healthcare Corp.	8.125	04-01-22	1,050,000	1,183,875
Tesoro Logistics LP	5.875	10-01-20	622,000	634,440
Tesoro Logistics LP	6.125	10-15-21	1,160,000	1,177,400
The Bon-Ton Department Stores, Inc.	8.000	06-15-21	590,000	480,850
The Goodyear Tire & Rubber Company	6.500	03-01-21	995,000	1,068,381

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
The Sun Products Corp. (S)	7.750	03-15-21		1,865,000	$1,645,863
The William Carter Company	5.250	08-15-21		1,125,000	1,164,375
Valeant Pharmaceuticals International, Inc. (S)	5.500	03-01-23		1,420,000	1,449,288
Venoco, Inc.	8.875	02-15-19		1,190,000	606,900
WESCO Distribution, Inc.	5.375	12-15-21		660,000	664,950
Windstream Corp.	7.500	04-01-23		2,228,000	2,208,505
Xerium Technologies, Inc.	8.875	06-15-18		930,000	971,850
Venezuela 1.9%					10,447,472
Petroleos de Venezuela SA	5.250	04-12-17		2,795,500	1,035,523
Petroleos de Venezuela SA	6.000	05-16-24		3,837,742	1,208,889
Petroleos de Venezuela SA	6.000	11-15-26		492,163	150,147
Petroleos de Venezuela SA	8.500	11-02-17		10,504,500	6,013,826
Petroleos de Venezuela SA	9.000	11-17-21		4,235,748	1,488,548
Petroleos de Venezuela SA	9.750	05-17-35		1,545,589	550,539
Foreign government obligations 36.1%					$197,353,440
(Cost $209,932,999)
Angola 0.1%					639,230
Republic of Angola Bond	7.000	08-16-19		659,000	639,230
Argentina 1.2%					6,404,577
Republic of Argentina
Bond (H)	6.000	03-31-23		931,000	986,860
Bond	7.000	10-03-15		1,736,150	1,744,831
Bond	7.000	04-17-17		3,815,985	3,672,886
Azerbaijan 0.3%					1,913,957
Republic of Azerbaijan Bond (S)	4.750	03-18-24		1,964,000	1,913,957
Brazil 2.0%					11,008,057
Brazil Minas SPE	5.333	02-15-28		200,000	197,000
Federative Republic of Brazil
Bond	2.625	01-05-23		262,000	236,455
Bond	4.250	01-07-25		2,717,000	2,710,208
Bond	5.000	01-27-45		5,868,000	5,662,620
Bond	7.125	01-20-37		1,757,000	2,196,250
Bond	8.250	01-20-34		4,000	5,524
Colombia 2.3%					12,404,515
Bogota Distrito Capital Bond	9.750	07-26-28	COP	2,728,000,000	1,374,063
Republic of Colombia
Bond	4.000	02-26-24		3,421,000	3,557,840

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^		Value
Colombia (continued)
Bond	5.000	06-15-45		1,199,000	$1,264,945
Bond	7.375	09-18-37		1,828,000	2,467,800
Bond	7.750	04-14-21	COP	633,000,000	289,079
Bond	8.125	05-21-24		450,000	594,563
Bond	9.850	06-28-27	COP	510,000,000	278,702
Bond	10.375	01-28-33		391,000	622,668
Bond	11.750	02-25-20		1,109,000	1,544,283
Bond	12.000	10-22-15	COP	954,000,000	410,572
Costa Rica 1.0%					5,269,538
Republic of Costa Rica
Bond	4.250	01-26-23		4,334,000	4,003,533
Bond (S)	4.375	04-30-25		909,000	820,600
Bond (S)	7.000	04-04-44		458,000	445,405
Croatia 0.7%					3,957,775
Republic of Croatia
Bond	5.500	04-04-23		1,225,000	1,293,906
Bond	6.250	04-27-17		1,450,000	1,534,274
Bond	6.750	11-05-19		1,024,000	1,129,595
Dominican Republic 2.4%					12,894,956
Government of Dominican Republic
Bond (S)	5.875	04-18-24		1,930,000	2,036,150
Bond	6.600	01-28-24		3,213,000	3,502,170
Bond (S)	6.850	01-27-45		2,139,000	2,160,390
Bond (S)	7.450	04-30-44		647,000	711,700
Bond	7.500	05-06-21		3,489,000	3,895,469
Bond	9.040	01-23-18		541,680	589,077
El Salvador 0.9%					4,898,508
Republic of El Salvador
Bond	5.875	01-30-25		177,000	176,558
Bond (S)	6.375	01-18-27		674,000	690,850
Bond	7.650	06-15-35		1,995,000	2,162,081
Bond	7.750	01-24-23		1,135,000	1,289,644
Bond	8.250	04-10-32		500,000	579,375
Ethiopia 0.1%					698,740
Federal Democratic Republic of Ethiopia Bond (S)	6.625	12-11-24		713,000	698,740
Gabon 0.2%					866,543
Republic of Gabon
Note	6.375	12-12-24		277,684	261,023
Note	8.200	12-12-17		580,000	605,520

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Ghana 0.2%					$1,155,617
Republic of Ghana
Bond (S)	8.125	01-18-26		360,000	311,400
Note	7.875	08-07-23		572,000	500,500
Note	8.500	10-04-17		345,000	343,717
Honduras 0.3%					1,586,326
Republic of Honduras
Bond	7.500	03-15-24		635,000	666,750
Note	8.750	12-16-20		831,000	919,576
Hungary 0.4%					2,329,687
Republic of Hungary
Bond	4.125	02-19-18		390,000	408,720
Bond	4.375	07-04-17	EUR	442,000	536,919
Bond	5.000	03-30-16	GBP	104,000	162,085
Bond	5.375	03-25-24		88,000	100,276
Bond	6.000	01-11-19	EUR	331,000	438,140
Bond	6.375	03-29-21		582,000	683,547
Indonesia 2.9%					15,654,278
Republic of Indonesia
Bond	3.750	04-25-22		1,864,000	1,882,640
Bond	4.875	05-05-21		1,631,000	1,769,635
Bond	6.625	02-17-37		1,443,000	1,771,283
Bond	6.875	03-09-17		874,000	962,999
Bond	7.750	01-17-38		2,912,000	4,011,280
Bond	8.500	10-12-35		755,000	1,102,300
Bond (S)	11.625	03-04-19		1,555,000	2,081,756
Bond	11.625	03-04-19		1,548,000	2,072,385
Iraq 0.4%					1,921,460
Republic of Iraq Bond	5.800	01-15-28		2,406,000	1,921,460
Ivory Coast 1.0%					5,515,030
Republic of Ivory Coast
Bond (S)	5.375	07-23-24		916,000	861,040
Bond (P)	5.750	12-31-32		4,950,000	4,653,990
Jamaica 0.5%					2,757,300
Government of Jamaica
Bond	7.625	07-09-25		2,036,000	2,214,150
Note	8.000	06-24-19		510,000	543,150
Kazakhstan 0.1%					733,471
Republic of Kazakhstan
Bond (S)	3.875	10-14-24		400,000	362,500

SEE NOTES TO FINANCIAL STATEMENTS21

	Rate (%)	Maturity date	Par value^		Value
Kazakhstan (continued)
Bond (S)	4.875	10-14-44		423,000	$370,971
Kenya 0.5%					2,947,040
Republic of Kenya
Bond	6.875	06-24-24		431,000	448,240
Note (S)	5.875	06-24-19		1,074,000	1,074,000
Note (S)	6.875	06-24-24		1,370,000	1,424,800
Lithuania 0.2%					1,278,575
Republic of Lithuania Bond	6.625	02-01-22		1,028,000	1,278,575
Mexico 2.5%					13,908,762
Government of Mexico
Bond	4.600	01-23-46		4,851,000	5,190,570
Bond	4.750	03-08-44		1,154,000	1,257,860
Bond	5.550	01-21-45		3,222,000	3,914,730
Bond	6.050	01-11-40		1,872,000	2,386,800
Bond	6.250	06-16-16	MXN	1,029,000	71,240
Bond	10.000	12-05-24	MXN	11,969,000	1,087,562
Morocco 0.3%					1,501,185
Kingdom of Morocco Bond (S)	4.250	12-11-22		1,428,000	1,501,185
Mozambique 0.0%					217,035
EMATUM / Republic of Mozambique Bond	6.305	09-11-20		234,000	217,035
Nigeria 0.4%					2,012,102
Federal Republic of Nigeria
Bond (S)	6.375	07-12-23		526,000	482,689
Bond	6.750	01-28-21		1,589,000	1,529,413
Panama 0.8%					4,481,098
Republic of Panama
Bond	7.125	01-29-26		101,000	134,330
Bond	8.125	04-28-34		472,000	671,420
Bond	8.875	09-30-27		1,155,000	1,723,838
Bond	9.375	04-01-29		1,243,000	1,951,510
Paraguay 0.7%					3,816,823
Republic of Paraguay
Bond (S)	4.625	01-25-23		783,000	808,448
Bond	4.625	01-25-23		670,000	691,775
Bond (S)	6.100	08-11-44		2,106,000	2,316,600

22SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Peru 0.9%					$5,056,640
Republic of Peru
Bond	7.350	07-21-25		1,482,000	2,011,815
Bond	8.750	11-21-33		1,918,000	3,044,825
Philippines 0.6%					3,041,809
Republic of Philippines
Bond	3.950	01-20-40		943,000	1,036,121
Bond	7.750	01-14-31		1,051,000	1,594,893
Bond	9.500	02-02-30		242,000	410,795
Poland 0.1%					340,837
Republic of Poland Bond	5.000	03-23-22		297,000	340,837
Romania 0.4%					2,147,250
Government of Romania Bond	6.750	02-07-22		1,750,000	2,147,250
Russia 4.5%					24,362,757
Government of Russia
Bond	4.875	09-16-23		1,400,000	1,180,200
Bond	6.400	05-27-20	RUB	10,060,000	105,050
Bond	6.700	05-15-19	RUB	20,780,000	229,801
Bond	6.800	12-11-19	RUB	14,550,000	157,739
Bond	7.000	08-16-23	RUB	133,100,000	1,317,487
Bond	7.500	02-27-19	RUB	16,760,000	191,421
Bond (P)	7.500	03-31-30		18,138,094	18,239,594
Bond	12.750	06-24-28		1,189,000	1,612,879
Note	5.000	04-29-20		1,400,000	1,239,560
Note	7.600	04-14-21	RUB	8,380,000	89,026
Serbia 0.5%					2,777,877
Republic of Serbia
Bond	5.875	12-03-18		1,121,000	1,184,045
Note	4.875	02-25-20		613,000	625,260
Note (S)	5.875	12-03-18		917,000	968,572
Slovenia 0.2%					1,214,055
Republic of Slovenia Bond (S)	5.250	02-18-24		1,058,000	1,214,055
South Africa 0.8%					4,442,124
Republic of South Africa
Bond	4.665	01-17-24		1,223,000	1,297,909
Bond	5.875	05-30-22		486,000	555,741
Bond	5.875	09-16-25		1,268,000	1,470,880
Bond	6.875	05-27-19		975,000	1,117,594

SEE NOTES TO FINANCIAL STATEMENTS23

	Rate (%)	Maturity date	Par value^		Value
Trinidad And Tobago 0.3%					$1,535,020
Republic of Trinidad & Tobago Bond (S)	4.375	01-16-24		1,443,000	1,535,020
Turkey 2.6%					14,339,766
Republic of Turkey
Bond	3.250	03-23-23		1,137,000	1,098,626
Bond	6.000	01-14-41		406,000	486,185
Bond	6.625	02-17-45		2,865,000	3,718,197
Bond	7.000	06-05-20		1,225,000	1,437,709
Bond	7.250	03-15-15		871,000	877,229
Bond	7.375	02-05-25		2,129,000	2,713,836
Bond	7.500	11-07-19		2,233,000	2,646,328
Note	9.000	07-24-24	TRY	2,940,000	1,361,656
Ukraine 0.7%					3,712,933
Republic of Ukraine
Bond	4.950	10-13-15	EUR	762,000	490,804
Bond	6.580	11-21-16		5,271,000	2,841,069
Bond (S)	6.875	09-23-15		657,000	381,060
Uruguay 0.7%					4,024,851
Republic of Uruguay
Bond	4.500	08-14-24		1,284,426	1,407,089
Bond	5.100	06-18-50		2,403,193	2,617,762
Venezuela 1.2%					6,660,638
Republic of Venezuela
Bond	5.750	02-26-16		4,737,000	2,711,933
Bond	7.750	10-13-19		5,180,300	1,696,548
Bond	8.250	10-13-24		583,600	191,129
Bond	11.750	10-21-26		1,183,900	423,244
Bond	11.950	08-05-31		3,499,100	1,268,424
Bond	13.625	08-15-18		810,000	369,360
Vietnam 0.2%					924,698
Socialist Republic of Vietnam Bond	6.875	01-15-16		887,000	924,698
Convertible bonds 0.3%					$1,364,279
(Cost $1,732,826)
United States 0.3%					1,364,279
Ciena Corp. (S)	4.000	03-15-15		209,000	215,139
Energy XXI, Ltd.	3.000	12-15-18		384,000	115,200
Hornbeck Offshore Services, Inc.	1.500	09-01-19		250,000	206,094
Jarden Corp. (S)	1.125	03-15-34		110,000	125,881
RTI International Metals, Inc.	1.625	10-15-19		18,000	16,616
RTI International Metals, Inc.	3.000	12-01-15		257,000	259,731

24SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
SanDisk Corp.	0.500	10-15-20		230,000	$245,094
Stone Energy Corp.	1.750	03-01-17		209,000	180,524
Structured notes (K) 0.4%					$2,375,494
(Cost $2,746,697)
Indonesia 0.4%					2,375,494
Republic of Indonesia (Deutsche Bank AG) Note (S)	7.000	05-17-22	IDR	30,200,000,000	2,375,494
Term loans (M) 3.0%					$16,316,054
(Cost $17,484,717)
Germany 0.2%					1,011,400
Styrolution Group GmbH	6.500	11-07-19		1,040,000	1,011,400
United Kingdom 0.1%					716,413
Micro Focus US, Inc.	5.250	11-20-21		740,000	716,413
United States 2.7%					14,588,241
Albertson's Holdings LLC	4.500	08-25-21		2,225,000	2,220,056
Arch Coal, Inc.	6.250	05-16-18		620,673	443,781
Del Monte Foods, Inc.	8.250	08-18-21		1,095,000	933,488
Dell International LLC	4.500	04-29-20		2,678,886	2,678,886
Gates Global LLC	4.250	07-05-21		997,500	973,275
Hostess Brands, Inc.	6.750	04-09-20		1,246,185	1,267,993
La Quinta Intermediate Holdings LLC	4.000	04-14-21		1,366,389	1,351,587
Texas Competitive Electric Holdings Company LLC	4.661	10-10-17		3,993,456	2,522,119
Tribune Media Company	4.000	12-27-20		2,229,805	2,197,056
Asset backed securities 0.6%					$2,994,066
(Cost $3,068,325)
United States 0.6%					2,994,066
Brazil Loan Trust 1
Senior Secured Pass-Through Notes	5.477	07-24-23		214,617	216,763
Senior Secured Pass-Through Notes (S)	5.477	07-24-23		2,749,805	2,777,303
				Shares	Value
Common stocks 0.0%					$244,307
(Cost $1,655,190)
United Kingdom 0.0%					39,622
Subsea 7 SA				4,768	39,622
United States 0.0%					204,685
EME Reorganization Trust				1,794,196	59,208
General Maritime Corp. (I)				816	8
NRG Energy, Inc.				5,899	145,469

SEE NOTES TO FINANCIAL STATEMENTS25

		Shares	Value
Preferred securities 0.0%			$107,256
(Cost $270,994)
United States 0.0%			107,256
SandRidge Energy, Inc., 8.500%		2,620	107,256
	Yield (%)	Shares	Value
Short-term investments 2.2%			$11,852,639
(Cost $11,852,639)
Money market funds 2.2%			11,852,639
State Street Institutional Liquid Reserves Fund	0.0880%(Y	) 11,852,639	11,852,639
Total investments (Cost $572,934,550)† 98.6%			$538,323,706
Other assets and liabilities, net 1.4%			$7,640,920
Total net assets 100.0%			$545,964,626

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. Dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
Key to Security Abbreviations and Legend
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $137,315,212 or 25.2% of the fund's net assets as of 1-31-15.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $577,170,407. Net unrealized depreciation aggregated $38,846,701, of which $9,540,384 related to appreciated investment securities and $48,387,085 related to depreciated investment securities.

26SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $572,934,550)	$538,323,706
Cash	473,448
Foreign currency, at value (Cost $66,173)	64,531
Receivable for investments sold	187,678
Receivable for fund shares sold	7,687
Receivable for forward foreign currency exchange contracts	725,517
Dividends and interest receivable	9,365,282
Other receivables and prepaid expenses	27,365
Total assets	549,175,214
Liabilities
Payable for collateral held by Fund	529,000
Payable for investments purchased	1,770,273
Payable for forward foreign currency exchange contracts	61,563
Payable for fund shares repurchased	359,272
Swap contracts, at value	267,381
Payable to affiliates
Accounting and legal services fees	9,663
Transfer agent fees	344
Trustees' fees	181
Other liabilities and accrued expenses	212,911
Total liabilities	3,210,588
Net assets	$545,964,626
Net assets consist of
Paid-in capital	$588,517,171
Accumulated distributions in excess of net investment income	(966,357)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,289,174)
Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and swap agreements	(34,297,014)
Net assets	$545,964,626

SEE NOTES TO FINANCIAL STATEMENTS27

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,931,250 ÷ 309,474 shares)[1]	$9.47
Class I ($111,745 ÷ 11,812 shares)	$9.46
Class NAV ($542,921,631 ÷ 57,314,373 shares)	$9.47
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.86

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 1-31-15 (unaudited)

Investment income
Interest	$18,053,240
Dividends	199,498
Total investment income	18,252,738
Expenses
Investment management fees	2,238,076
Distribution and service fees	4,296
Accounting and legal services fees	32,567
Transfer agent fees	1,832
Trustees' fees	4,526
State registration fees	20,266
Printing and postage	1,519
Professional fees	53,291
Custodian fees	200,590
Registration and filing fees	14,961
Other	6,068
Total expenses	2,577,992
Less expense reductions	(35,057)
Net expenses	2,542,935
Net investment income	15,709,803
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	818,913
818,913
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(41,686,589)
Swap contracts	(267,381)
(41,953,970)
Net realized and unrealized loss	(41,135,057)
Decrease in net assets from operations	($25,425,254)

SEE NOTES TO FINANCIAL STATEMENTS29

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$15,709,803	$29,338,209
Net realized gain (loss)	818,913	(3,312,062)
Change in net unrealized appreciation (depreciation)	(41,953,970)	15,138,027
Increase (decrease) in net assets resulting from operations	(25,425,254)	41,164,174
Distributions to shareholders
From net investment income
Class A	(74,833)	(67,892)
Class I	(3,381)	(27,309)
Class NAV	(16,325,583)	(30,676,339)
From net realized gain
Class A	—	(7,716)
Class I	—	(373)
Class NAV	—	(3,727,098)
From tax return of capital
Class A	—	(1,944)
Class I	—	(782)
Series NAV	—	(878,433)
Total distributions	(16,403,797)	(35,387,886)
From fund share transactions	(3,502,323)	43,081,855
Total increase (decrease)	(45,331,374)	48,858,143
Net assets
Beginning of period	591,296,000	542,437,857
End of period	$545,964,626	$591,296,000
Accumulated distributions in excess of net investment income	($966,357)	($272,363)

30SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.18		$10.09	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.27		0.47	0.52	0.63	0.65	0.45
Net realized and unrealized gain (loss) on investments	(0.68)		0.21	(0.21)	0.02	0.42	0.49
Total from investment operations	(0.41)		0.68	0.31	0.65	1.07	0.94
Less distributions
From net investment income	(0.30)		(0.51)	(0.57)	(0.71)	(0.68)	(0.47)
From net realized gain	—		(0.07)	(0.12)	(0.14)	(0.19)	—
Return of capital	—		(0.01)	—	—	—	—
Total distributions	(0.30)		(0.59)	(0.69)	(0.85)	(0.87)	(0.47)
Net asset value, end of period	$9.47		$10.18	$10.09	$10.47	$10.67	$10.47
Total return (%)[4,5]	(4.49	) [6]	6.95	2.85	6.72	10.67	9.66	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$1	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	[8]	3.22	7.91	1.41	1.39	1.34	[8]
Expenses including reductions and amounts recaptured	1.35	[8]	1.35	1.34	1.30	1.30	1.30	[8]
Net investment income	5.47	[8]	4.65	5.18	6.17	6.11	5.97	[8]
Portfolio turnover (%)	39		70	71	48	68	49

1	Six months ended 1-31-15. Unaudited.
2	Period from 11-2-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS31

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.17		$10.09	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.28		0.50	0.55	0.66	0.68	0.47
Net realized and unrealized gain (loss) on investments	(0.72)		0.20	(0.21)	0.03	0.42	0.49
Total from investment operations	(0.44)		0.70	0.34	0.69	1.10	0.96
Less distributions
From net investment income	(0.27)		(0.53)	(0.60)	(0.75)	(0.71)	(0.49)
From net realized gain	—		(0.07)	(0.12)	(0.14)	(0.19)	—
Return of capital	—		(0.02)	—	—	—	—
Total distributions	(0.27)		(0.62)	(0.72)	(0.89)	(0.90)	(0.49)
Net asset value, end of period	$9.46		$10.17	$10.09	$10.47	$10.67	$10.47
Total return (%)[4]	(4.35	) [5]	7.17	3.17	7.05	11.00	9.89	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.70	[7]	5.82	16.19	1.01	0.97	1.35	[7]
Expenses including reductions	1.04	[7]	1.04	1.02	1.00	1.00	1.00	[7]
Net investment income	5.76	[7]	4.92	5.31	6.47	6.41	6.25	[7]
Portfolio turnover (%)	39		70	71	48	68	49

1	Six months ended 1-31-15. Unaudited.
2	Period from 11-2-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

32SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.18		$10.09	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.29		0.52	0.57	0.67	0.69	0.49
Net realized and unrealized gain (loss) on investments	(0.72)		0.20	(0.22)	0.03	0.42	0.48
Total from investment operations	(0.43)		0.72	0.35	0.70	1.11	0.97
Less distributions
From net investment income	(0.28)		(0.54)	(0.61)	(0.76)	(0.72)	(0.50)
From net realized gain	—		(0.07)	(0.12)	(0.14)	(0.19)	—
Return of capital	—		(0.02)	—	—	—	—
Total distributions	(0.28)		(0.63)	(0.73)	(0.90)	(0.91)	(0.50)
Net asset value, end of period	$9.47		$10.18	$10.09	$10.47	$10.67	$10.47
Total return (%)[4]	(4.26	) [5]	7.43	3.30	7.15	11.09	9.96	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$543		$589	$542	$469	$377	$273
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.89	[6]	0.92	0.90	0.90	0.93	0.94	[6]
Expenses including reductions	0.88	[6]	0.91	0.90	0.90	0.92	0.94	[6]
Net investment income	5.94	[6]	5.18	5.44	6.55	6.50	6.51	[6]
Portfolio turnover (%)	39		70	71	48	68	49

1	Six months ended 1-31-15. Unaudited.
2	Period from 11-2-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS33

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with capital appreciation as a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

34

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$305,716,171	—	$305,716,171	—
Foreign government obligations	197,353,440	—	197,353,440	—
Convertible bonds	1,364,279	—	1,364,279	—
Structured notes	2,375,494	—	2,375,494	—
Term loans	16,316,054	—	16,316,054	—
Asset backed securities	2,994,066	—	2,994,066	—
Common stocks	244,307	$244,299	—	$8
Preferred securities	107,256	—	107,256	—
Short-term investments	11,852,639	11,852,639	—	—
Total Investments in Securities	$538,323,706	$12,096,938	$526,226,760	$8
Other Financial Instruments:
Forward Foreign Currency Contracts	$663,954	—	$663,954	—
Interest Rate Swaps	($267,381)	—	($267,381)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's

35

understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $329. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

36

For federal income tax purposes, as of July 31, 2014, the fund has a short-term capital loss carryforward of $3,505,557 available to offset future net realized capital gains, which does not expire.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and swaps are typically traded through the OTC market. Certain swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund of investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of

37

counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. During the six months ended January 31, 2015, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $14.8 million to $18.1 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2015.

Fund	Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
Global Income Fund	COP	3,298,053,000	USD	1,401,042	Citibank N.A.	2/5/2015	—	($49,668)	($49,668)
	EUR	313,395	USD	366,050	Citibank N.A.	2/9/2015	—	(11,895)	(11,895)
	USD	1,379,217	COP	3,298,053,000	Citibank N.A.	2/5/2015	$27,842	—	27,842
	USD	1,397,184	COP	3,298,053,000	Citibank N.A.	3/5/2015	49,754	—	49,754
	USD	9,347,692	EUR	7,776,200	Citibank N.A.	2/9/2015	560,123	—	560,123
	USD	4,231,396	GBP	2,751,136	Citibank N.A.	2/9/2015	87,798	—	87,798
							$725,517	($61,563)	$663,954

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay

38

payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended January 31, 2015, the fund used interest rate swaps to manage duration of the fund. During the six months ended January 31, 2015, the fund held interest rate swaps with total USD notional amounts up to $6.19 million, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2015.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	2,216,458	USD	$2,216,458	Fixed 2.077%	USD LIBOR BBA	Jan 2025	(60,763)	(60,763)
	6,190,934	USD	6,190,934	Fixed 2.140%	USD LIBOR BBA	Jan 2025	(206,618)	(206,618)
			$8,407,392				($267,381)	($267,381)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	$267,381
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$725,517	61,563
			$725,517	$328,944

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

Risk	Statement of operations location	Swap contracts	Investments and foreign currency translations	Total
Foreign exchange contracts	Net realized gain (loss)	—	(519,921)	(519,921)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption Investments in unaffiliated issuers and foreign currency transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

Risk	Statement of operations location	Swap contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Interest rate contracts	Change in unrealized appreciation (depreciation)	($267,381)	—	($267,381)
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	—	($37,589)	(37,589)
Total		($267,381)	($37,589)	($304,970)

39

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.785% of the first $250 million of the fund's average daily net assets, b) 0.770% of the next $500 million of the fund's average daily net assets and c) 0.750% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

To the extent that expenses of Class A and Class I shares exceed 1.35% and 1.04%, respectively, of average annual net assets (on an annualized basis) attributable to Class A and Class I shares (Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payments to the classes in an amount equal to the amount by which expenses of the each share class exceeds its Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

40

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

The expense reductions described above amounted to $6,749, $7,133, and $21,175 for Class A, Class I, and Class NAV shares, respectively, for the six months ended January 31, 2015.

The investment management fees incurred for the six months ended January 31, 2015 were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% For Class A shares distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,407 for the six months ended January 31, 2015. Of this amount, $3,314 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,093 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

41

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$4,296	$1,760	$6,758	$595
Class I	—	72	6,748	412
Class NAV	—	—	—	—
Total	$4,296	$1,832	$13,506	$1,007

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2014 to January 31, 2015, state registration fees and printing and postage amounted to $6,760 and $512, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and for the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	111,707	$1,100,515	257,992	$2,605,280
Distributions reinvested	7,096	69,423	7,049	70,979
Repurchased	(61,344)	(598,275)	(66,129)	(664,029)
Net increase	57,459	$571,663	198,912	$2,012,230
Class I shares
Sold	9,380	$94,681	121,960	$1,207,785
Distributions reinvested	274	2,687	2,673	26,856
Repurchased	(5,756)	(56,198)	(129,574)	(1,324,190)
Net increase (decrease)	3,898	$41,170	(4,941)	($89,549)
Class NAV shares
Sold	2,463,710	$24,057,366	6,911,611	$69,234,172
Distributions reinvested	1,664,930	16,325,583	3,515,976	35,281,870
Repurchased	(4,617,965)	(44,498,105)	(6,304,804)	(63,356,868)
Net increase (decrease)	(489,325)	($4,115,156)	4,122,783	$41,159,174
Total net increase (decrease)	(427,968)	($3,502,323)	4,316,754	$43,081,855

Affiliates of the fund owned 21% and 100% of shares of beneficial interest of Class I and Class NAV, respectively, on January 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $217,755,184 and $216,653,271, respectively, for the six months ended January 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2015, funds within the John Hancock group of funds complex held 99.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

42

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced	33.6%
John Hancock Funds II Lifestyle Growth	18.6%
John Hancock Funds II Lifestyle Moderate	13.7%
John Hancock Funds II Alternative Asset Allocation	8.6%
John Hancock Funds II Lifestyle Conservative	8.2%

43

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Stone Harbor Investment Partners LP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

44

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216833	352SA 1/15 3/15

John Hancock

Short Duration Credit Opportunities Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve (Fed) has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. A Fed move to hike interest rates might also have unfavorable implications for U.S. investors holding non-dollar-denominated assets. Indeed, during the period, the mere prospect of rising rates in the United States helped drive the U.S. dollar higher relative to most major currencies throughout the world, which—all else being equal—made most foreign assets cheaper in U.S. dollar terms.

At John Hancock Investments, we are closely monitoring all of our portfolios, communicating regularly with their managers about these topics and many others. Now may also be a good time for you to discuss your portfolio strategy with your financial advisor to determine if it continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Credit Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
39	Financial statements
43	Financial highlights
47	Notes to financial statements
59	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return, which consists of income on its investments and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

The Barclays 1-5 Year U.S. Credit Index includes investment-grade corporate and international dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Declining energy prices disrupted the bond market

The sharp drop in energy prices, together with rising investor risk aversion, pressured the performance of high-yield bonds, emerging-markets debt, and senior loans.

The fund underperformed its benchmark

The fund's allocation to these three asset classes was the key factor in its underperformance versus the benchmark during the six-month reporting period.

Fund remained positioned for growth

The fund maintained interest-rate sensitivity below that of the benchmark, with an emphasis on the higher-yielding segments of the market.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. The issuer or grantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest, or settlement payments. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. The distribution rate and income amounts reflect past amounts distributed and may not be indicative of future rates or income amounts. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. The fund may not be able to pay distributions or may have to reduce its distribution level if the amount of such income and/or dividends received from its investment declines. Therefore, distribution rates and income amounts can change at any time. For additional information on these and other risk considerations, please see the fund's prospectuses.

3

Discussion of fund performance

From the Investment Management Team
Stone Harbor Investment Partners LP

Can you describe the market environment of the past six months?

The six-month reporting period that ended on January 31, 2015 was characterized by a substantial divergence in performance among the various segments of the bond market. The best-performing securities were generally those with the highest sensitivity to the direction of interest rates, which favored developed-market government bonds. Signs of a slowdown in global growth—together with evidence of sharply declining inflation in Europe—led to high demand for government bonds, pushing up prices and driving down yields for longer-term, high-rated debt.

At the same time, short-term bonds—the market segment with the highest degree of sensitivity to the outlook for U.S. Federal Reserve (Fed) policy—produced more muted returns. Since the Fed is widely expected to enact its first rate increase at some point in 2015, short-term bonds lagged intermediate- and longer-term issues that are more heavily influenced by the outlook for inflation and economic growth.

Outside of the government bond area, many market segments were challenged by the sharp decline in the price of crude oil. In the high-yield market, the prospect of lower-than-expected earnings pressured the credit outlook for issuers within the energy sector. Since energy makes up a sizable portion of the high-yield market, the resulting downturn in the group sparked wider selling pressure across the asset class. Similarly, the sell-off in oil pressured the performance of emerging-market countries that are heavily dependent on oil exports, as well as the bonds of corporate issuers based in the energy sector. While certain market segments performed relatively well, including higher-quality high-yield bonds and energy-importing countries within the emerging markets, the net effect of falling oil prices was underperformance for credit-sensitive asset classes.

The fund trailed its benchmark index during the six-month period. What was the cause of this shortfall?

The fund's underperformance stemmed largely from its asset allocation strategy. We emphasized the higher-yielding, credit-sensitive segments of the market, which meant that the fund was affected by the weakness in these areas. As of January 31, 2015, the fund held meaningful weightings in high-yield bonds (those rated BB and below), emerging-market debt, and senior loans. This positioning was a distinct positive for the fund during both the first half of 2014 and the trailing three-year period, but it proved to be a headwind during the past six months.

4

"Outside of the government bond area, many market segments were challenged by the sharp decline in the price of crude oil."
Security selection within each of these three asset classes was also a factor in the fund's underperformance. This was most pronounced in the emerging markets, where a position in Venezuela weighed on returns. We believed Venezuelan bonds offered attractive yields given our view that the country had both the willingness and ability to pay its debts. However, the combination of falling oil prices and political instability caused Venezuela's bond market to underperform sharply and finish the semiannual period as one of the worst-performing emerging markets. We maintained the fund's position in Venezuela on the belief that its credit outlook indeed remained favorable even in the environment of oil price weakness. An allocation to Russia, which was also hurt by the collapse in oil, was an additional factor in the underperformance of the fund's emerging-market allocation. On a longer-term basis, however, we believe Russia's credit outlook is underpinned by its low level of debt and substantial foreign currency reserves. Positions in energy-related emerging-market corporate bonds also experienced underperformance during the period. On the positive side, the performance of the emerging-market portfolio was helped by overweight

QUALITY COMPOSITION AS OF 1/31/15 (%)

U.S. Government Agency	0.8
AAA	4.8
AA	2.6
A	10.5
BBB	31.2
BB	14.8
B	20.9
CCC and below	5.0
Equity	0.2
Not rated	6.2
Short-term investments and other	3.0

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not rated" securities are those with no ratings available from these agencies. All ratings are as of 1-31-15 and do not reflect subsequent downgrades or upgrades, if any.

5

"We believe the fund... is positioned for an environment of improving U.S. growth and gradually rising interest rates."

positions in Indonesia, which was boosted by a favorable outlook for fiscal reform, and the Dominican Republic, which was helped by its close ties to the strong U.S. economy.

The fund's allocations to high-yield bonds and senior loans also underperformed, with positions in energy-related securities again playing the largest role. In addition, the fund held a modest position in convertible bonds issued by energy companies. Such issues tend to have higher risk than the associated debt due to their equity-like characteristics, so they were hit particularly hard by the decline in energy prices.

The fund held an allocation of approximately 50% of assets in investment-grade bonds as of the close of the period. The performance of this segment was helped by its positions in commercial mortgage-backed securities, which finished the six-month period with a gain. However, this positive contribution was offset by the underperformance of the fund's allocation to corporate bonds. Positions in energy-related securities issued by companies such as Continental Resources, Inc. and Peabody Energy Corp., among others - were sources of underperformance in the fund's investment-grade segment.

How was the fund positioned at the end of the period?

The semiannual period was a challenging time for the fund, as the impact of the downturn in oil weighed on high-yield and emerging-market bonds generally, and on our portfolio in particular. However, one result of the recent weakness is that the valuations in both asset classes became more attractive as yield spreads widened during the second half of the year. Believing this is supportive for these market segments—particularly if global growth remains on a positive track—we remain on the lookout for opportunities to use volatility to our advantage. This thinking underpinned our decision to add to the fund's weighting in high-yield bonds during the extreme downturn that occurred in December 2014.

We added slightly to the fund's allocation to energy, as we maintained a positive outlook on the specific energy-related credits that are held by the fund. We believe the price of oil—and the debt of energy companies—overshot to the downside and closed the period below levels indicated by supply-and-demand fundamentals. We expect that a normalization of oil prices could lead to improved performance for energy-related debt during 2015.

We employed derivatives during the period, largely for the purpose of managing the duration (or interest-rate sensitivity) of the portfolio. We kept the fund's duration, or interest-rate sensitivity,

6

below that of the benchmark throughout the period, and we elected to move to an even larger underweight late in 2014. As of January 31, 2015, the fund's duration was 2.1 years, while the duration of the benchmark was 2.9 years. We believe the reduction was warranted given how low U.S. Treasury yields fell during the fourth calendar quarter. Expecting that yields may be poised to trend higher in the year ahead given the possibility that the Fed will raise short-term rates, we thought it was prudent to place a greater emphasis on managing interest-rate risk.

We believe the fund, through its below-benchmark duration and continued focus on the higher-yielding segments of the market, is positioned for an environment of improving U.S. growth and gradually rising interest rates.

MANAGED BY

The Short Duration Credit Opportunities Fund is managed by a five person team at Stone Harbor Investment Partners LP.

The views expressed in this report are exclusively those of the management team at Stone Harbor Investment Partners LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge				SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception		6-month	5-year	Since inception		as of 1-31-15	as of 1-31-15
Class A	-1.76	3.10	3.21	[2]	-4.61	16.51	18.04	[2]	3.10	3.15
Class C	—	—	—		-3.56	—	-3.73	[3]	2.39	2.52
Class I4	1.08	3.92	4.00	[2]	-2.05	21.17	22.88	[2]	3.59	3.68
Class NAV[4]	1.36	4.13	4.22	[2]	-1.85	22.45	24.23	[2]	3.61	3.61
Index†	2.36	3.36	3.60	[2]	1.36	17.96	20.40	[2]	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 2.5%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross/Net (%)	1.17	1.88	0.87	0.75

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation agreement for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays 1-5 Year U.S. Credit Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Credit Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays 1-5 Year U.S. Credit Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-27-14	9,627	9,723	10,123
Class I4	11-2-09	12,288	12,288	12,040
Class NAV[4]	11-2-09	12,423	12,423	12,040

The values shown in the chart for "Class A with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 2.5%, which became effective on 2-3-14.

Barclays 1-5 Year U.S. Credit Index includes investment-grade corporate and international dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of waivers and reimbursements.
2	From 11-2-09.
3	From 6-27-14.
4	For certain types of investors as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$978.10	$6.03	1.21%
Class C	1,000.00	974.10	9.95	2.00%
Class I	1,000.00	979.50	4.44	0.89%
Class NAV	1,000.00	981.50	3.65	0.73%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.10	$6.16	1.21%
Class C	1,000.00	1,015.10	10.16	2.00%
Class I	1,000.00	1,020,.70	4.53	0.89%
Class NAV	1,000.00	1,021.50	3.72	0.73%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 1-31-15 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 45.5%				$658,903,451
(Cost $653,183,700)
Consumer discretionary 7.2%				103,887,752
Auto components 0.2%
MPG Holdco I, Inc. (S)	7.375	10-15-22	940,000	977,600
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19	420,000	439,950
Schaeffler Holding Finance BV, PIK (S)	6.750	11-15-22	200,000	214,000
The Goodyear Tire & Rubber Company	6.500	03-01-21	750,000	805,313
Automobiles 0.6%
Chrysler Group LLC	8.250	06-15-21	570,000	634,125
Ford Motor Credit Company LLC	4.250	09-20-22	3,500,000	3,824,646
Hyundai Capital America (S)	4.000	06-08-17	3,725,000	3,911,373
Hotels, restaurants and leisure 0.8%
Hilton Worldwide Finance LLC	5.625	10-15-21	375,000	395,625
Isle of Capri Casinos, Inc.	5.875	03-15-21	1,560,000	1,618,500
Landry's, Inc. (S)	9.375	05-01-20	1,300,000	1,397,500
Marriott International, Inc.	3.000	03-01-19	3,250,000	3,386,802
MCE Finance, Ltd. (S)	5.000	02-15-21	262,000	246,280
MGM Resorts International	6.625	12-15-21	1,715,000	1,805,038
Pinnacle Entertainment, Inc.	6.375	08-01-21	1,270,000	1,301,750
RHP Hotel Properties LP	5.000	04-15-21	1,345,000	1,348,363
Household durables 0.4%
Lennar Corp.	4.750	11-15-22	905,000	899,570
Newell Rubbermaid, Inc.	4.000	06-15-22	3,400,000	3,624,012
RSI Home Products, Inc. (S)	6.875	03-01-18	385,000	398,956
Standard Pacific Corp.	5.875	11-15-24	487,000	483,348
Media 3.8%
21st Century Fox America, Inc.	6.650	11-15-37	2,150,000	3,047,599
Altice SA (S)	7.750	05-15-22	885,000	913,763
AMC Entertainment, Inc.	5.875	02-15-22	1,323,000	1,352,768
Cablevision Systems Corp.	5.875	09-15-22	2,085,000	2,121,488
Cablevision Systems Corp.	8.000	04-15-20	440,000	496,100
CBS Corp.	4.850	07-01-42	3,650,000	3,971,748
CCO Holdings LLC	5.125	02-15-23	500,000	490,000
CCO Holdings LLC	6.625	01-31-22	695,000	734,963
Cequel Communications Holdings I LLC (S)	5.125	12-15-21	1,760,000	1,720,400
Cinemark USA, Inc.	5.125	12-15-22	500,000	497,500
Comcast Corp.	4.250	01-15-33	4,200,000	4,722,400
DIRECTV Holdings LLC	6.000	08-15-40	3,100,000	3,703,775
Discovery Communications LLC	3.300	05-15-22	3,750,000	3,823,991
DISH DBS Corp.	5.000	03-15-23	3,525,000	3,472,125
Gannett Company, Inc.	6.375	10-15-23	1,035,000	1,102,275

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Gray Television, Inc.	7.500	10-01-20		1,535,000	$1,577,213
LIN Television Corp. (S)	5.875	11-15-22		1,240,000	1,246,200
Mediacom Broadband LLC	5.500	04-15-21		130,000	130,325
Mediacom LLC	7.250	02-15-22		925,000	994,375
Nexstar Broadcasting, Inc.	6.875	11-15-20		1,475,000	1,535,844
Numericable Group SA (S)	6.000	05-15-22		630,000	644,427
Numericable Group SA (S)	6.250	05-15-24		350,000	362,250
Omnicom Group, Inc.	3.625	05-01-22		3,475,000	3,676,623
Outfront Media Capital LLC (S)	5.250	02-15-22		885,000	915,975
Quebecor Media, Inc.	5.750	01-15-23		1,125,000	1,158,750
Sinclair Television Group, Inc. (S)	5.625	08-01-24		310,000	306,125
Sinclair Television Group, Inc.	6.125	10-01-22		1,870,000	1,926,100
The Interpublic Group of Companies, Inc.	4.000	03-15-22		3,250,000	3,417,144
Time Warner, Inc.	6.100	07-15-40		3,175,000	4,133,806
Unitymedia Hessen GmbH & Company KG (S)	5.000	01-15-25		380,000	387,600
Unitymedia KabelBW GmbH (S)	6.125	01-15-25		225,000	236,813
VTR Finance BV (S)	6.875	01-15-24		683,000	684,742
Multiline retail 0.4%
JC Penney Company, Inc.	5.650	06-01-20		450,000	371,250
Macy's Retail Holdings, Inc.	3.875	01-15-22		5,125,000	5,511,743
Macy's Retail Holdings, Inc.	6.900	04-01-29		175,000	234,063
The Bon-Ton Department Stores, Inc.	8.000	06-15-21		325,000	264,875
Specialty retail 0.7%
Advance Auto Parts, Inc.	4.500	12-01-23		3,775,000	4,104,765
Outerwall, Inc.	6.000	03-15-19		1,010,000	989,800
Petco Holdings Inc., PIK (S)	8.500	10-15-17		690,000	700,350
The TJX Companies, Inc.	2.750	06-15-21		4,000,000	4,136,208
Textiles, apparel and luxury goods 0.3%
Hot Topic, Inc. (S)	9.250	06-15-21		1,020,000	1,104,150
Levi Strauss & Company	6.875	05-01-22		1,595,000	1,722,600
Quiksilver, Inc. (S)	7.875	08-01-18		655,000	592,775
Quiksilver, Inc.	10.000	08-01-20		285,000	213,750
The William Carter Company	5.250	08-15-21		699,000	723,465
Consumer staples 2.5%					35,940,281
Beverages 0.2%
PepsiCo, Inc.	4.250	10-22-44		1,975,000	2,162,633
Food and staples retailing 0.8%
Bakkavor Finance 2 PLC	8.250	02-15-18	GBP	575,000	884,469
Boparan Finance PLC	5.500	07-15-21	GBP	700,000	900,407
CVS Pass-Through Trust	6.036	12-10-28		3,411,736	4,092,353
R&R PLC, PIK	9.250	05-15-18	EUR	850,000	970,124

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^		Value
Consumer staples (continued)
Food and staples retailing (continued)
The Kroger Company	5.150	08-01-43		3,250,000	$3,929,452
Walgreens Boots Alliance, Inc.	1.750	11-17-17		1,475,000	1,489,368
Food products 0.7%
Big Heart Pet Brands	7.625	02-15-19		1,015,000	1,007,388
Chiquita Brands International, Inc.	7.875	02-01-21		657,000	712,845
ESAL GmbH (S)	6.250	02-05-23		831,000	784,464
Post Holdings, Inc.	7.375	02-15-22		1,665,000	1,694,138
Premier Foods Finance PLC	6.500	03-15-21	GBP	725,000	1,011,319
Smithfield Foods, Inc.	6.625	08-15-22		1,085,000	1,150,100
Tyson Foods, Inc.	3.950	08-15-24		3,575,000	3,846,643
Household products 0.3%
Reynolds Group Issuer, Inc.	8.250	02-15-21		1,505,000	1,529,456
Spectrum Brands, Inc. (S)	6.125	12-15-24		600,000	625,500
Spectrum Brands, Inc.	6.375	11-15-20		656,000	695,360
The Sun Products Corp. (S)	7.750	03-15-21		1,245,000	1,098,713
Personal products 0.1%
Albea Beauty Holdings SA (S)	8.375	11-01-19		760,000	801,800
Prestige Brands, Inc. (S)	5.375	12-15-21		465,000	454,538
Tobacco 0.4%
Altria Group, Inc.	2.850	08-09-22		3,900,000	3,916,836
Philip Morris International, Inc.	1.125	08-21-17		2,175,000	2,182,375
Energy 7.3%					105,571,444
Energy equipment and services 0.5%
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02-11-20		200,000	144,726
Hornbeck Offshore Services, Inc.	5.000	03-01-21		550,000	437,250
Hornbeck Offshore Services, Inc.	5.875	04-01-20		310,000	264,275
Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19		359,000	287,200
Offshore Group Investment, Ltd.	7.125	04-01-23		1,575,000	1,008,000
Pacific Drilling SA (S)	5.375	06-01-20		960,000	717,600
Parker Drilling Company	6.750	07-15-22		1,220,000	878,400
Transocean, Inc.	6.375	12-15-21		3,275,000	2,708,016
Trinidad Drilling, Ltd. (S)	7.875	01-15-19		1,220,000	1,142,225
Oil, gas and consumable fuels 6.8%
Anadarko Petroleum Corp.	6.450	09-15-36		2,925,000	3,739,262
Apache Corp.	4.750	04-15-43		3,825,000	3,869,588
Arch Coal, Inc.	7.250	06-15-21		1,010,000	237,350
Atlas Pipeline Partners LP	4.750	11-15-21		565,000	566,413
Boardwalk Pipelines LP	3.375	02-01-23		4,100,000	3,857,481
Bonanza Creek Energy, Inc.	5.750	02-01-23		255,000	214,200
Bonanza Creek Energy, Inc.	6.750	04-15-21		1,025,000	917,375
BP Capital Markets PLC	2.750	05-10-23		3,825,000	3,753,729

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Calumet Specialty Products Partners LP (S)	6.500	04-15-21	330,000	$285,450
Calumet Specialty Products Partners LP	9.625	08-01-20	280,000	276,500
Chesapeake Energy Corp.	5.750	03-15-23	1,390,000	1,438,650
Cloud Peak Energy Resources LLC	6.375	03-15-24	1,105,000	966,875
Cloud Peak Energy Resources LLC	8.500	12-15-19	505,000	515,100
CONSOL Energy, Inc.	8.250	04-01-20	825,000	828,094
Continental Resources, Inc.	3.800	06-01-24	3,800,000	3,441,831
Cosan Luxembourg SA (S)	5.000	03-14-23	637,000	549,604
Denbury Resources, Inc.	5.500	05-01-22	1,170,000	1,029,600
El Paso Pipeline Partners Operating Company LLC	4.700	11-01-42	3,625,000	3,556,346
Enterprise Products Operating LLC	2.550	10-15-19	1,800,000	1,831,043
EP Energy LLC	9.375	05-01-20	545,000	549,088
EP PetroEcuador (P)	5.885	09-24-19	1,762,000	1,515,320
EQT Corp.	4.875	11-15-21	2,100,000	2,242,105
EQT Midstream Partners LP	4.000	08-01-24	750,000	752,564
FTS International, Inc. (S)	6.250	05-01-22	965,000	723,750
Gazprom OAO (S)	4.300	11-12-15	430,000	421,938
Gazprom OAO (S)	6.510	03-07-22	191,000	163,336
Gazprom OAO (S)	9.250	04-23-19	320,000	312,320
Halcon Resources Corp.	9.750	07-15-20	1,430,000	954,525
Intergas Finance BV	6.375	05-14-17	269,000	269,336
KazMunayGas National Company (S)	4.400	04-30-23	2,522,000	2,206,901
KazMunayGas National Company (S)	4.875	05-07-25	315,000	276,019
KazMunayGas National Company	5.750	04-30-43	3,007,000	2,420,755
KazMunayGas National Company (S)	5.750	04-30-43	186,000	149,737
KazMunayGas National Company (S)	6.000	11-07-44	1,366,000	1,120,120
KazMunayGas National Company (S)	6.375	04-09-21	632,000	622,520
KazMunayGas National Company (S)	7.000	05-05-20	637,000	650,696
KazMunayGas National Company	7.000	05-05-20	521,000	532,202
KazMunayGas National Company (S)	9.125	07-02-18	2,871,000	3,126,519
Kinder Morgan Energy Partners LP	3.950	09-01-22	3,925,000	4,013,854
Laredo Petroleum, Inc.	5.625	01-15-22	365,000	323,025
Laredo Petroleum, Inc.	7.375	05-01-22	400,000	383,000
Linn Energy LLC	6.500	09-15-21	390,000	286,650
Linn Energy LLC	7.750	02-01-21	965,000	728,575
Lukoil International Finance BV (S)	3.416	04-24-18	214,000	179,760
Marathon Petroleum Corp.	6.500	03-01-41	3,125,000	3,770,403
MEG Energy Corp. (S)	6.500	03-15-21	695,000	628,975
MEG Energy Corp. (S)	7.000	03-31-24	220,000	199,100
Midstates Petroleum Company, Inc.	10.750	10-01-20	860,000	476,225
Oasis Petroleum, Inc.	7.250	02-01-19	1,290,000	1,231,950
Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	370,000	203,500

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Peabody Energy Corp.	6.250	11-15-21	1,965,000	$1,473,750
Pertamina Persero PT	6.000	05-03-42	200,000	204,500
Petrobras Global Finance BV	7.250	03-17-44	92,000	79,349
Petrobras International Finance Company SA	6.875	01-20-40	205,000	171,767
Petroleos de Venezuela SA	5.250	04-12-17	2,928,800	1,084,901
Petroleos de Venezuela SA	6.000	05-16-24	9,345,499	2,943,832
Petroleos de Venezuela SA	6.000	11-15-26	508,965	155,273
Petroleos de Venezuela SA	8.500	11-02-17	8,467,200	4,847,472
Petroleos de Venezuela SA	9.000	11-17-21	2,152,376	756,399
Petroleos de Venezuela SA	9.750	05-17-35	1,143,492	407,312
Petroleos Mexicanos (S)	4.250	01-15-25	665,000	654,892
Petroleos Mexicanos (S)	5.625	01-23-46	328,000	336,036
Phillips 66	4.300	04-01-22	3,375,000	3,695,277
Plains All American Pipeline LP	3.600	11-01-24	2,375,000	2,408,141
PTT Exploration & Production PCL (4.875% to 6-18-19, then 5 year CMT + 3.177%) (Q)(S)	4.875	06-18-19	377,000	368,046
QEP Resources, Inc.	5.375	10-01-22	960,000	916,800
Samson Investment Company	9.750	02-15-20	1,415,000	438,650
SandRidge Energy, Inc.	7.500	03-15-21	1,155,000	802,725
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05-17-42	200,000	228,230
Southwestern Energy Company	4.050	01-23-20	1,725,000	1,750,973
Spectra Energy Partners LP	4.750	03-15-24	2,600,000	2,890,680
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	2,026,000	1,833,718
State Oil Company of the Azerbaijan Republic	5.450	02-09-17	200,000	201,304
Tesoro Logistics LP	5.875	10-01-20	274,000	279,480
Tesoro Logistics LP	6.125	10-15-21	600,000	609,000
Venoco, Inc.	8.875	02-15-19	730,000	372,300
Williams Partners LP	4.500	11-15-23	3,750,000	3,823,159
YPF SA (S)	8.750	04-04-24	678,000	683,085
Zhaikmunai LP (S)	7.125	11-13-19	321,000	257,442
Financials 11.1%				160,735,358
Banks 6.4%
Bancolombia SA	5.125	09-11-22	112,000	112,627
Bank of America Corp.	3.300	01-11-23	6,625,000	6,780,416
Bank of America Corp.	4.200	08-26-24	2,200,000	2,288,601
Bank of America Corp.	6.050	05-16-16	3,530,000	3,737,500
BPCE SA (S)	5.700	10-22-23	3,450,000	3,826,423
CIT Group, Inc.	5.000	08-15-22	805,000	845,250
Citigroup, Inc.	2.500	07-29-19	950,000	965,568
Citigroup, Inc.	4.050	07-30-22	7,400,000	7,797,794
Citigroup, Inc.	5.500	09-13-25	2,250,000	2,550,614

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Grupo Aval, Ltd. (S)	4.750	09-26-22	30,000	$29,535
HBOS PLC (S)	6.750	05-21-18	4,100,000	4,614,890
HSBC Holdings PLC	6.500	09-15-37	2,950,000	3,911,263
ING Bank NV (S)	2.500	10-01-19	3,600,000	3,701,473
Intesa Sanpaolo SpA	3.125	01-15-16	5,775,000	5,869,623
JPMorgan Chase & Co.	3.250	09-23-22	3,500,000	3,613,400
Mizuho Bank, Ltd. (S)	2.950	10-17-22	3,500,000	3,566,301
Mizuho Bank, Ltd. (S)	3.600	09-25-24	2,475,000	2,613,155
PNC Bank NA	2.700	11-01-22	3,000,000	2,986,242
Royal Bank of Scotland Group PLC	6.100	06-10-23	3,325,000	3,727,092
Santander UK PLC (S)	5.000	11-07-23	3,600,000	3,895,128
Skandinaviska Enskilda Banken AB (S)	2.375	03-25-19	3,725,000	3,801,586
Societe Generale SA (S)	5.750	04-20-16	1,225,000	1,282,827
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	3,600,000	3,675,344
The Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	1.650	02-26-18	5,500,000	5,486,124
The PNC Financial Services Group, Inc.	3.900	04-29-24	4,155,000	4,388,872
Wells Fargo & Company	3.450	02-13-23	5,925,000	6,124,193
Capital markets 0.5%
Morgan Stanley	4.875	11-01-22	3,700,000	4,027,580
Nomura Holdings, Inc.	2.750	03-19-19	3,575,000	3,679,873
Consumer finance 0.9%
American Express Company	3.625	12-05-24	3,750,000	3,920,659
Capital One Bank USA NA	3.375	02-15-23	3,125,000	3,184,344
Capital One Financial Corp.	6.750	09-15-17	3,650,000	4,135,304
Synchrony Financial	3.750	08-15-21	1,800,000	1,884,528
Diversified financial services 1.0%
CIMPOR Financial Operations BV (S)	5.750	07-17-24	500,000	378,750
Discover Bank	4.250	03-13-26	3,800,000	4,098,140
Provident Funding Associates LP (S)	6.750	06-15-21	200,000	191,000
Rabobank Nederland NV	3.950	11-09-22	5,750,000	6,025,661
Voya Financial, Inc.	2.900	02-15-18	3,575,000	3,687,377
Insurance 1.1%
American International Group, Inc.	4.375	01-15-55	3,625,000	3,758,683
Genworth Holdings, Inc.	7.625	09-24-21	2,575,000	2,526,510
Marsh & McLennan Companies, Inc.	3.500	03-10-25	4,050,000	4,237,142
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	2,000,000	2,145,000
Reinsurance Group of America, Inc.	4.700	09-15-23	3,450,000	3,837,942
Real estate investment trusts 1.2%
Boston Properties LP	3.850	02-01-23	1,700,000	1,822,788
Corporate Office Properties LP	3.600	05-15-23	3,875,000	3,848,545

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
DDR Corp.	3.500	01-15-21	3,875,000	$4,034,704
Kimco Realty Corp.	4.300	02-01-18	3,450,000	3,719,062
Select Income REIT	3.600	02-01-20	3,075,000	3,107,481
Real estate management and development 0.0%
Country Garden Holdings Company, Ltd.	7.250	04-04-21	100,000	97,500
Country Garden Holdings Company, Ltd.	11.125	02-23-18	185,000	194,944
Health care 2.5%				36,428,856
Health care equipment and supplies 0.5%
Hologic, Inc.	6.250	08-01-20	695,000	724,538
Kinetic Concepts, Inc.	10.500	11-01-18	780,000	856,050
Kinetic Concepts, Inc.	12.500	11-01-19	535,000	591,175
Medtronic PLC (S)	3.150	03-15-22	5,300,000	5,565,705
Health care providers and services 1.5%
Amsurg Corp. (S)	5.625	07-15-22	450,000	465,188
Community Health Systems, Inc.	6.875	02-01-22	495,000	526,556
Community Health Systems, Inc.	8.000	11-15-19	470,000	500,550
DaVita HealthCare Partners, Inc.	5.125	07-15-24	1,135,000	1,166,553
Express Scripts Holding Company	3.900	02-15-22	3,500,000	3,733,559
HCA, Inc.	4.250	10-15-19	1,340,000	1,378,525
HCA, Inc.	5.375	02-01-25	590,000	609,544
HCA, Inc.	7.500	02-15-22	400,000	469,000
HealthSouth Corp.	5.750	11-01-24	1,195,000	1,233,838
Humana, Inc.	4.625	12-01-42	4,075,000	4,297,210
IASIS Healthcare LLC	8.375	05-15-19	1,000,000	1,047,500
LifePoint Hospitals, Inc.	5.500	12-01-21	1,345,000	1,413,931
McKesson Corp.	3.796	03-15-24	1,725,000	1,848,413
Tenet Healthcare Corp.	6.000	10-01-20	330,000	356,400
Tenet Healthcare Corp.	8.125	04-01-22	655,000	738,513
UnitedHealth Group, Inc.	4.625	11-15-41	1,300,000	1,548,884
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	1.300	02-01-17	3,950,000	3,952,508
Pharmaceuticals 0.2%
Endo Finance LLC (S)	6.000	02-01-25	815,000	832,828
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	755,000	766,325
Mallinckrodt International Finance SA (S)	5.750	08-01-22	780,000	805,350
Valeant Pharmaceuticals International, Inc. (S)	5.500	03-01-23	980,000	1,000,213
Industrials 4.2%				61,152,455
Aerospace and defense 0.4%
Bombardier, Inc. (S)	6.000	10-15-22	1,010,000	951,925
Erickson, Inc.	8.250	05-01-20	504,000	453,600
Northrop Grumman Corp.	1.750	06-01-18	1,350,000	1,356,350

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	3.650	03-01-21		3,700,000	$3,867,111
Air freight and logistics 0.3%
FedEx Corp.	5.100	01-15-44		3,150,000	3,793,567
Airlines 0.3%
Allegiant Travel Company	5.500	07-15-19		475,000	484,500
Aviation Capital Group Corp. (S)	6.750	04-06-21		2,925,000	3,290,625
Building products 0.3%
Cleaver-Brooks, Inc. (S)	8.750	12-15-19		520,000	542,100
Griffon Corp.	5.250	03-01-22		1,880,000	1,804,800
NCI Building Systems, Inc. (S)	8.250	01-15-23		490,000	497,350
Owens Corning	7.000	12-01-36		1,600,000	2,013,558
Commercial services and supplies 0.4%
ACCO Brands Corp.	6.750	04-30-20		1,541,000	1,641,165
Clean Harbors, Inc.	5.250	08-01-20		460,000	464,600
Pitney Bowes, Inc.	4.625	03-15-24		3,900,000	4,144,483
Construction and engineering 0.2%
AECOM (S)	5.750	10-15-22		855,000	894,544
MasTec, Inc.	4.875	03-15-23		1,625,000	1,511,250
Electrical equipment 0.3%
ABB Finance USA, Inc.	2.875	05-08-22		3,375,000	3,504,968
Artesyn Escrow, Inc. (S)	9.750	10-15-20		625,000	585,938
CeramTec Group GmbH	8.250	08-15-21	EUR	800,000	979,574
Industrial conglomerates 0.0%
CITIC, Ltd. (7.875% to 4-15-16, then 5 year CMT + 5.545%) (Q)	7.875	04-15-16		100,000	104,750
CITIC, Ltd. (8.625% to 11-22-18, then 5 year CMT + 7.816%) (Q)	8.625	11-22-18		200,000	229,000
Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06-30-21		105,400	84,057
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10-01-22		276,153	195,985
Machinery 0.2%
Trinseo Materials Operating SCA	8.750	02-01-19		1,971,000	1,989,478
Xerium Technologies, Inc.	8.875	06-15-18		550,000	574,750
Road and rail 1.1%
Burlington Northern Santa Fe LLC	4.400	03-15-42		3,615,000	4,012,191
ERAC USA Finance LLC (S)	3.850	11-15-24		3,775,000	3,992,380
Penske Truck Leasing Company LP (S)	2.500	03-15-16		3,575,000	3,626,652
Ryder System, Inc.	2.450	09-03-19		1,900,000	1,923,074
Ryder System, Inc.	2.550	06-01-19		2,000,000	2,039,176
Trading companies and distributors 0.7%
Air Lease Corp.	3.875	04-01-21		4,575,000	4,689,375
Aircastle, Ltd.	5.500	02-15-22		675,000	695,385

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
GATX Corp.	2.500	03-15-19	3,700,000	$3,755,781
WESCO Distribution, Inc.	5.375	12-15-21	455,000	458,413
Information technology 1.2%				17,653,675
Communications equipment 0.1%
Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20	820,000	850,750
Electronic equipment, instruments and components 0.2%
CPI International, Inc.	8.750	02-15-18	400,000	411,000
Ingram Micro, Inc.	4.950	12-15-24	2,425,000	2,508,260
Internet software and services 0.2%
Tencent Holdings, Ltd. (S)	3.375	05-02-19	3,525,000	3,638,301
Software 0.2%
Adobe Systems, Inc.	3.250	02-01-25	1,725,000	1,749,167
BMC Software Finance, Inc. (S)	8.125	07-15-21	225,000	196,594
First Data Corp. (S)	6.750	11-01-20	241,000	257,870
First Data Corp.	12.625	01-15-21	450,000	533,813
Nuance Communications, Inc. (S)	5.375	08-15-20	500,000	505,000
Technology hardware, storage and peripherals 0.5%
Apple, Inc.	3.850	05-04-43	5,375,000	5,802,420
NCR Corp.	5.000	07-15-22	1,225,000	1,200,500
Materials 3.6%				52,417,612
Building materials 0.1%
Building Materials Corp. of America (S)	5.375	11-15-24	790,000	801,850
Chemicals 1.6%
Chemtura Corp.	5.750	07-15-21	2,060,000	2,008,500
Eastman Chemical Company	4.650	10-15-44	3,850,000	4,212,435
Huntsman International LLC (S)	5.125	11-15-22	475,000	471,438
INEOS Group Holdings SA (S)	5.875	02-15-19	1,665,000	1,581,750
LyondellBasell Industries NV	6.000	11-15-21	3,300,000	3,913,133
NOVA Chemicals Corp. (S)	5.000	05-01-25	310,000	321,625
OCP SA (S)	5.625	04-25-24	285,000	310,684
PSPC Escrow Corp. (S)	6.500	02-01-22	785,000	800,700
Rayonier AM Products, Inc. (S)	5.500	06-01-24	1,285,000	1,095,463
Sinochem Offshore Capital Company, Ltd. (S)	3.250	04-29-19	1,288,000	1,310,063
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11-12-20	2,607,000	2,774,672
Sinochem Overseas Capital Company, Ltd.	4.500	11-12-20	236,000	251,179
SPCM SA (S)	6.000	01-15-22	825,000	855,938
The Mosaic Company	4.250	11-15-23	3,000,000	3,305,523
Construction materials 0.0%
Cementos Pacasmayo SAA (S)	4.500	02-08-23	200,000	188,000
Cemex Finance LLC (S)	6.000	04-01-24	65,000	61,198

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Construction materials (continued)
Cemex Finance LLC (S)	9.375	10-12-22		130,000	$143,124
Cemex SAB de CV (S)	5.700	01-11-25		124,000	114,390
Cemex SAB de CV (S)	9.500	06-15-18		200,000	217,000
Containers and packaging 0.4%
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19		323,591	322,378
Ardagh Packaging Finance PLC	4.250	01-15-22	EUR	175,000	196,761
Ardagh Packaging Finance PLC (S)	6.000	06-30-21		355,000	334,588
Cascades, Inc. (S)	5.500	07-15-22		890,000	894,450
Packaging Corp. of America	3.900	06-15-22		1,400,000	1,463,192
Packaging Corp. of America	4.500	11-01-23		2,025,000	2,185,615
Sealed Air Corp. (S)	5.125	12-01-24		375,000	384,844
Metals and mining 1.3%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		380,000	387,125
Alcoa, Inc.	5.125	10-01-24		435,000	475,695
APERAM SA (S)	7.750	04-01-18		890,000	906,688
ArcelorMittal	6.750	02-25-22		1,130,000	1,203,450
ArcelorMittal	7.500	10-15-39		790,000	817,650
Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22		3,031,000	2,933,099
Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42		200,000	188,428
Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23		2,513,000	2,667,147
Corporacion Nacional del Cobre de Chile (S)	4.875	11-04-44		1,045,000	1,063,257
Corporacion Nacional del Cobre de Chile	6.150	10-24-36		1,736,000	2,093,800
Newmont Mining Corp.	6.250	10-01-39		3,450,000	3,643,038
Signode Industrial Group Lux SA (S)	6.375	05-01-22		530,000	503,500
Vale Overseas, Ltd.	5.625	09-15-19		1,425,000	1,510,244
Vedanta Resources PLC (S)	6.000	01-31-19		341,000	305,195
Vedanta Resources PLC (S)	8.250	06-07-21		238,000	215,390
Paper and forest products 0.2%
Louisiana-Pacific Corp.	7.500	06-01-20		600,000	639,000
Mercer International, Inc. (S)	7.750	12-01-22		985,000	1,012,088
Norbord, Inc. (S)	5.375	12-01-20		1,370,000	1,332,325
Telecommunication services 2.9%					42,231,207
Diversified telecommunication services 2.0%
CenturyLink, Inc.	5.800	03-15-22		705,000	742,013
Cincinnati Bell, Inc.	8.375	10-15-20		460,000	483,863
Columbus International, Inc. (S)	7.375	03-30-21		400,000	411,500
CyrusOne LP	6.375	11-15-22		1,265,000	1,309,275
Frontier Communications Corp.	6.250	09-15-21		880,000	906,400
Frontier Communications Corp.	9.000	08-15-31		1,224,000	1,321,920
Level 3 Communications, Inc. (S)	5.750	12-01-22		325,000	327,438
Level 3 Financing, Inc. (S)	5.375	08-15-22		1,250,000	1,271,875
Level 3 Financing, Inc.	7.000	06-01-20		820,000	873,300

SEE NOTES TO FINANCIAL STATEMENTS21

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Mobile Challenger Intermediate Group SA, PIK	8.750	03-15-19	EUR	400,000	$461,040
T-Mobile USA, Inc.	6.500	01-15-24		390,000	404,625
T-Mobile USA, Inc.	6.731	04-28-22		2,030,000	2,106,125
Telecom Italia SpA (S)	5.303	05-30-24		835,000	868,400
Telefonica Emisiones SAU	5.134	04-27-20		4,425,000	5,014,994
UPC Holding BV	6.375	09-15-22	EUR	750,000	911,113
Verizon Communications, Inc.	2.450	11-01-22		5,875,000	5,682,441
Verizon Communications, Inc.	6.400	09-15-33		2,800,000	3,605,179
Virgin Media Finance PLC (S)	6.000	10-15-24		905,000	952,513
Wind Acquisition Finance SA (S)	4.750	07-15-20		44,000	42,680
Windstream Corp.	7.500	04-01-23		1,760,000	1,744,600
Wireless telecommunication services 0.9%
America Movil SAB de CV	3.125	07-16-22		1,825,000	1,842,338
Digicel Group, Ltd. (S)	7.125	04-01-22		671,000	607,892
Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR	700,000	846,370
Rogers Communications, Inc.	5.450	10-01-43		4,875,000	6,031,457
Sprint Capital Corp.	8.750	03-15-32		2,835,000	2,898,788
Vimpel Communications (S)	7.748	02-02-21		32,000	27,200
VimpelCom Holdings BV (S)	5.200	02-13-19		110,000	90,750
VimpelCom Holdings BV (S)	5.950	02-13-23		95,000	71,963
VimpelCom Holdings BV (S)	7.504	03-01-22		449,000	373,155
Utilities 3.0%					42,884,811
Electric utilities 1.4%
Georgia Power Company	4.300	03-15-42		5,550,000	6,404,067
NextEra Energy Capital Holdings, Inc.	2.700	09-15-19		3,600,000	3,711,280
Oncor Electric Delivery Company LLC	2.150	06-01-19		3,600,000	3,649,885
PacifiCorp	2.950	02-01-22		3,950,000	4,113,415
PPL Energy Supply LLC	4.600	12-15-21		2,150,000	1,933,123
RJS Power Holdings LLC (S)	5.125	07-15-19		1,055,000	1,023,350
Independent power and renewable electricity producers 0.9%
Calpine Corp.	5.750	01-15-25		1,605,000	1,637,100
Dynegy Finance I, Inc. (S)	6.750	11-01-19		1,190,000	1,224,213
Dynegy Finance I, Inc. (S)	7.625	11-01-24		545,000	563,394
Exelon Generation Company LLC	5.600	06-15-42		3,675,000	4,304,649
GenOn Energy, Inc.	9.500	10-15-18		2,910,000	2,888,175
Listrindo Capital BV (S)	6.950	02-21-19		200,000	210,760
NRG Energy, Inc.	6.250	07-15-22		1,590,000	1,633,725
Multi-utilities 0.7%
Dominion Gas Holdings LLC	4.800	11-01-43		5,275,000	6,096,808
DTE Energy Company	3.850	12-01-23		3,200,000	3,490,867

22SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.8%				$10,841,086
(Cost $10,767,054)
U.S. Government Agency 0.8%				10,841,086
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.294	01-01-37	311,153	333,564
30 Yr Pass Thru (C)	4.500	TBA	325,000	351,939
Federal National Mortgage Association
10 Yr Pass Thru	5.000	01-01-16	127,945	129,907
10 Yr Pass Thru	5.000	01-01-19	2,579	2,746
15 Yr Pass Thru (C)	3.500	TBA	400,000	424,656
30 Yr Pass Thru (P)	2.134	04-01-37	1,343,679	1,431,030
30 Yr Pass Thru (P)	2.267	11-01-35	330,261	354,049
30 Yr Pass Thru (P)	2.335	10-01-38	538,983	577,803
30 Yr Pass Thru (P)	2.466	01-01-37	169,143	181,325
30 Yr Pass Thru (C)	3.000	TBA	725,000	749,639
30 Yr Pass Thru (C)	3.500	TBA	400,000	422,681
30 Yr Pass Thru (C)	4.000	TBA	800,000	856,835
30 Yr Pass Thru (C)	4.500	TBA	1,075,000	1,166,667
30 Yr Pass Thru (C)	5.000	TBA	850,000	939,914
30 Yr Pass Thru (C)	5.500	TBA	1,000,000	1,118,203
Government National Mortgage Association
30 Yr Pass Thru (C)	3.500	TBA	675,000	714,234
30 Yr Pass Thru (C)	4.000	TBA	500,000	536,992
30 Yr Pass Thru (C)	4.500	TBA	300,000	327,925
30 Yr Pass Thru	6.000	08-15-35	192,013	220,977
Foreign government obligations 11.2%				$162,509,913
(Cost $170,793,562)
Angola 0.0%				625,650
Republic of Angola Bond	7.000	08-16-19	645,000	625,650
Argentina 0.3%				5,012,374
Republic of Argentina
Bond (H)	6.000	03-31-23	611,000	647,660
Bond	7.000	10-03-15	217,131	218,217
Bond	7.000	04-17-17	4,308,049	4,146,497
Azerbaijan 0.1%				815,673
Republic of Azerbaijan Bond (S)	4.750	03-18-24	837,000	815,673
Brazil 0.7%				10,361,943
Brazil Minas SPE Bond	5.333	02-15-28	575,000	566,375
Federative Republic of Brazil
Bond	5.000	01-27-45	9,267,000	8,942,655
Bond	7.125	01-20-37	584,000	730,000

SEE NOTES TO FINANCIAL STATEMENTS23

	Rate (%)	Maturity date	Par value^		Value
Brazil (continued)
Bond	8.250	01-20-34		89,000	$122,913
Colombia 0.7%					9,882,342
Bogota Distrito Capital Note	9.750	07-26-28	COP	1,355,000,000	682,498
Republic of Colombia
Bond	2.625	03-15-23		838,000	791,910
Bond	4.000	02-26-24		1,036,000	1,077,440
Bond	4.375	07-12-21		1,548,000	1,640,880
Bond	5.000	06-15-45		386,000	407,230
Bond	5.625	02-26-44		593,000	686,398
Bond	7.375	09-18-37		1,320,000	1,782,000
Bond	7.750	04-14-21	COP	129,000,000	58,912
Bond	8.125	05-21-24		476,000	628,915
Bond	9.850	06-28-27	COP	1,702,000,000	930,101
Bond	10.375	01-28-33		278,000	442,715
Bond	11.750	02-25-20		541,000	753,343
Costa Rica 0.4%					5,683,690
Republic of Costa Rica
Bond	4.250	01-26-23		3,531,000	3,261,761
Bond (S)	4.375	04-30-25		775,000	699,631
Bond (S)	7.000	04-04-44		1,771,000	1,722,298
Croatia 0.1%					2,112,174
Republic of Croatia
Bond	6.000	01-26-24		450,000	493,538
Bond (S)	6.375	03-24-21		273,000	299,992
Bond	6.375	03-24-21		1,200,000	1,318,644
Dominican Republic 0.7%					10,504,108
Government of Dominican Republic
Bond (S)	5.875	04-18-24		608,000	641,440
Bond	6.600	01-28-24		1,406,000	1,532,540
Bond (S)	6.850	01-27-45		2,296,000	2,318,960
Bond (S)	7.450	04-30-44		329,000	361,900
Bond	7.500	05-06-21		5,040,000	5,627,160
Bond	9.040	01-23-18		20,329	22,108
El Salvador 0.3%					3,771,323
Republic of El Salvador
Bond (S)	5.875	01-30-25		1,008,000	1,005,480
Bond	5.875	01-30-25		439,000	437,903
Bond (S)	6.375	01-18-27		441,000	452,025
Bond (S)	7.375	12-01-19		180,000	197,100
Bond	7.650	06-15-35		1,347,000	1,459,811
Bond	8.250	04-10-32		189,000	219,004

24SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Ethiopia 0.0%					$544,880
Federal Democratic Republic of Ethiopia Bond (S)	6.625	12-11-24		556,000	544,880
Gabon 0.1%					1,057,484
Republic of Gabon
Bond (S)	6.375	12-12-24		824,000	774,560
Bond	8.200	12-12-17		271,000	282,924
Ghana 0.1%					1,017,031
Republic of Ghana
Bond (S)	7.875	08-07-23		666,000	582,750
Bond (S)	8.125	01-18-26		236,000	204,140
Bond	8.500	10-04-17		231,000	230,141
Honduras 0.1%					1,187,068
Republic of Honduras
Bond	7.500	03-15-24		416,000	436,800
Bond	8.750	12-16-20		678,000	750,268
Hungary 0.2%					2,154,339
Republic of Hungary
Bond	5.000	03-30-16	GBP	37,000	57,665
Bond	5.375	03-25-24		72,000	82,044
Bond	5.750	11-22-23		1,080,000	1,252,292
Bond	6.250	01-29-20		664,000	762,338
Indonesia 1.1%					15,623,414
Republic of Indonesia
Bond (S)	3.375	04-15-23		1,984,000	1,941,840
Bond	4.875	05-05-21		3,032,000	3,289,720
Bond	5.375	10-17-23		3,527,000	3,941,423
Bond	5.625	05-15-23	IDR	3,564,000,000	258,420
Bond	5.875	03-13-20		104,000	117,260
Bond	6.625	02-17-37		614,000	753,685
Bond	6.875	01-17-18		729,000	824,681
Bond	7.000	05-15-22	IDR	310,000,000	24,594
Bond	7.750	01-17-38		598,000	823,745
Bond	7.875	04-15-19	IDR	3,290,000,000	269,459
Bond	8.375	03-15-24	IDR	11,592,000,000	992,524
Bond	8.500	10-12-35		420,000	613,200
Bond	9.000	03-15-29	IDR	2,500,000,000	227,946
Bond (S)	11.625	03-04-19		575,000	769,781
Bond	11.625	03-04-19		579,000	775,136
Iraq 0.1%					1,144,411
Republic of Iraq Bond	5.800	01-15-28		1,433,000	1,144,411

SEE NOTES TO FINANCIAL STATEMENTS25

	Rate (%)	Maturity date	Par value^		Value
Ivory Coast 0.2%					$3,270,893
Republic of Ivory Coast
Bond (S)	5.375	07-23-24		314,000	295,160
Bond	5.750	12-31-32		3,165,000	2,975,733
Jamaica 0.1%					2,096,700
Government of Jamaica Bond	7.625	07-09-25		1,928,000	2,096,700
Kazakhstan 0.1%					1,097,604
Republic of Kazakhstan
Bond (S)	3.875	10-14-24		526,000	476,688
Bond (S)	4.875	10-14-44		708,000	620,916
Kenya 0.2%					2,505,840
Republic of Kenya
Bond (S)	5.875	06-24-19		1,080,000	1,080,000
Bond	6.875	06-24-24		339,000	352,560
Bond (S)	6.875	06-24-24		1,032,000	1,073,280
Lithuania 0.0%					175,369
Republic of Lithuania Bond	6.625	02-01-22		141,000	175,369
Mexico 0.9%					13,221,404
Government of Mexico
Bond	4.000	10-02-23		58,000	61,625
Bond	4.600	01-23-46		4,301,000	4,602,070
Bond	4.750	03-08-44		2,532,000	2,759,880
Bond	5.550	01-21-45		2,401,000	2,917,215
Bond	6.050	01-11-40		1,507,000	1,921,425
Bond	6.250	06-16-16	MXN	10,899,000	754,561
Bond	10.000	12-05-24	MXN	2,252,000	204,628
Morocco 0.1%					930,356
Kingdom of Morocco Bond (S)	4.250	12-11-22		885,000	930,356
Mozambique 0.0%					438,708
EMATUM / Republic of Mozambique Bond	6.305	09-11-20		473,000	438,708
Nigeria 0.1%					1,320,575
Federal Republic of Nigeria
Bond	6.375	07-12-23		669,000	613,915
Bond (S)	6.375	07-12-23		232,000	212,897
Bond	6.750	01-28-21		513,000	493,763
Panama 0.3%					4,886,582
Republic of Panama
Bond	4.875	02-05-21		2,000,000	2,117,104

26SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Panama (continued)
Bond	6.700	01-26-36		231,000	$312,428
Bond	9.375	04-01-29		1,565,000	2,457,050
Paraguay 0.2%					2,987,376
Republic of Paraguay
Bond	4.625	01-25-23		399,000	411,968
Bond (S)	4.625	01-25-23		631,000	651,508
Bond (S)	6.100	08-11-44		1,749,000	1,923,900
Peru 0.3%					4,257,358
Republic of Peru
Bond	7.350	07-21-25		1,016,000	1,379,220
Bond	8.750	11-21-33		1,813,000	2,878,138
Philippines 0.2%					2,154,128
Republic of Philippines Bond	9.500	02-02-30		1,269,000	2,154,128
Poland 0.0%					20,710
Republic of Poland Bond	4.000	01-22-24		19,000	20,710
Romania 0.1%					1,582,830
Government of Romania Bond	6.750	02-07-22		1,290,000	1,582,830
Russia 1.3%					19,297,520
Government of Russia
Bond	4.875	09-16-23		1,000,000	843,000
Bond	5.000	04-29-20		1,900,000	1,682,260
Bond	6.400	05-27-20	RUB	7,440,000	77,691
Bond	6.700	05-15-19	RUB	15,390,000	170,194
Bond	6.800	12-11-19	RUB	10,770,000	116,760
Bond	7.000	08-16-23	RUB	87,200,000	863,147
Bond	7.500	02-27-19	RUB	12,410,000	141,739
Bond	7.500	03-31-30		14,495,996	14,577,116
Bond	7.600	04-14-21	RUB	6,210,000	65,973
Bond	12.750	06-24-28		560,000	759,640
Serbia 0.1%					2,039,596
Republic of Serbia
Bond	4.875	02-25-20		355,000	362,100
Bond	5.875	12-03-18		1,547,000	1,634,003
Bond	7.250	09-28-21		38,000	43,493
Slovakia 0.0%					560,845
Republic of Slovakia Bond (S)	4.375	05-21-22		503,000	560,845

SEE NOTES TO FINANCIAL STATEMENTS27

	Rate (%)	Maturity date	Par value^		Value
Slovenia 0.1%					$1,024,363
Republic of Slovenia
Bond (S)	5.250	02-18-24		566,000	649,485
Bond	5.850	05-10-23		317,000	374,878
South Africa 0.3%					4,047,398
Republic of South Africa
Bond	5.500	03-09-20		130,000	142,838
Bond	5.875	09-16-25		3,366,000	3,904,560
Trinidad And Tobago 0.1%					986,115
Republic of Trinidad & Tobago Bond (S)	4.375	01-16-24		927,000	986,115
Turkey 0.9%					12,988,787
Republic of Turkey
Bond	3.250	03-23-23		1,531,000	1,479,329
Bond	5.125	03-25-22		226,000	245,210
Bond	6.000	01-14-41		202,000	241,895
Bond	6.625	02-17-45		6,969,000	9,044,368
Bond	6.875	03-17-36		277,000	358,023
Bond	7.000	09-26-16		108,000	117,315
Bond	7.000	03-11-19		300,000	344,625
Bond	7.000	06-05-20		83,000	97,412
Bond	9.000	07-24-24	TRY	2,290,000	1,060,610
Ukraine 0.2%					3,085,606
Republic of Ukraine
Bond	4.950	10-13-15	EUR	507,000	326,559
Bond	6.250	06-17-16		694,000	375,801
Bond	6.580	11-21-16		4,314,000	2,325,246
Bond (S)	6.875	09-23-15		100,000	58,000
Uruguay 0.2%					2,755,019
Republic of Uruguay
Bond	4.500	08-14-24		321,601	352,314
Bond	5.100	06-18-50		2,205,763	2,402,705
Venezuela 0.2%					3,280,327
Republic of Venezuela
Bond	5.750	02-26-16		2,655,500	1,520,274
Bond	7.000	12-01-18		481,000	168,350
Bond	7.750	10-13-19		222,000	72,705
Bond	8.250	10-13-24		608,200	199,186
Bond	11.750	10-21-26		2,166,200	774,417
Bond	11.950	08-05-31		1,102,000	399,475
Bond	13.625	08-15-18		320,000	145,920

28SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 0.3%				$4,379,564
(Cost $4,018,035)
Financials 0.3%				4,379,564
Capital markets 0.3%
Goldman Sachs Capital I	6.345	02-15-34	3,500,000	4,379,564
Convertible bonds 1.5%				$21,821,534
(Cost $25,352,657)
Consumer discretionary 0.2%				3,327,851
Household durables 0.2%
Jarden Corp. (S)	1.125	03-15-34	1,452,000	1,661,633
The Ryland Group, Inc.	0.250	06-01-19	1,264,000	1,161,300
Internet and catalog retail 0.0%
HomeAway, Inc. (S)	0.125	04-01-19	556,000	504,918
Energy 0.4%				6,166,749
Energy equipment and services 0.2%
Hornbeck Offshore Services, Inc.	1.500	09-01-19	3,236,000	2,667,678
Oil, gas and consumable fuels 0.2%
Cobalt International Energy, Inc.	2.625	12-01-19	500,000	334,375
Energy XXI, Ltd.	3.000	12-15-18	3,734,000	1,120,200
Stone Energy Corp.	1.750	03-01-17	2,367,000	2,044,496
Industrials 0.1%				570,819
Machinery 0.1%
The Greenbrier Companies, Inc.	3.500	04-01-18	399,000	570,819
Information technology 0.6%				8,831,134
Communications equipment 0.1%
Brocade Communications Systems, Inc. (S)	1.375	01-01-20	500,000	512,188
Ciena Corp. (S)	4.000	03-15-15	1,880,000	1,935,225
Semiconductors and semiconductor equipment 0.1%
Intel Corp.	3.482	12-15-35	897,000	1,129,099
Software 0.2%
NetSuite, Inc.	0.250	06-01-18	900,000	965,250
Nuance Communications, Inc.	2.750	11-01-31	1,675,000	1,653,016
Technology hardware, storage and peripherals 0.2%
SanDisk Corp.	0.500	10-15-20	2,474,000	2,636,356
Materials 0.2%				2,924,981
Metals and mining 0.2%
RTI International Metals, Inc.	1.625	10-15-19	494,000	456,024
RTI International Metals, Inc.	3.000	12-01-15	2,443,000	2,468,957

SEE NOTES TO FINANCIAL STATEMENTS29

	Rate (%)	Maturity date	Par value^	Value
Term loans (M) 20.2%				$292,485,426
(Cost $303,036,689)
Consumer discretionary 6.4%				92,604,595
Auto components 0.7%
Allison Transmission, Inc.	3.750	08-23-19	2,994,296	2,976,830
INA Beteiligungsgesellschaft MBH	4.250	05-15-20	1,575,000	1,578,938
Metaldyne Performance Group, Inc.	4.250	10-20-21	1,434,296	1,430,454
The Goodyear Tire & Rubber Company	4.750	04-30-19	2,350,000	2,347,063
Visteon Corp.	3.500	04-09-21	1,732,572	1,709,832
Automobiles 0.2%
Chrysler Group LLC	3.250	12-31-18	2,978,901	2,958,049
Diversified consumer services 0.2%
The ServiceMaster Company LLC	4.250	07-01-21	2,579,535	2,538,154
Hotels, restaurants and leisure 1.0%
CityCenter Holdings LLC	4.250	10-16-20	2,589,735	2,573,549
Four Seasons Holdings, Inc.	3.500	06-27-20	2,215,836	2,183,983
Hilton Worldwide Finance LLC	3.500	10-26-20	2,897,215	2,860,096
Landry's, Inc.	4.000	04-24-18	838,272	834,430
Restaurant Brands International, Inc.	4.500	12-12-21	2,971,000	2,972,393
Scientific Games International, Inc.	6.000	10-18-20	2,878,920	2,840,535
Household durables 0.5%
Alliance Laundry Systems LLC	4.250	12-10-18	2,860,413	2,825,851
Libbey Glass, Inc.	3.750	04-09-21	2,169,100	2,120,295
Norcraft Companies LP	5.250	12-13-20	2,995,392	2,987,903
Leisure products 0.2%
Performance Sports Group, Ltd.	4.000	04-15-21	2,294,791	2,258,935
Media 2.9%
AMC Entertainment, Inc.	3.500	04-30-20	1,449,961	1,429,723
Atlantic Broadband Penn LLC	3.250	11-30-19	1,806,604	1,764,451
CCO Safari LLC	4.250	09-12-21	1,823,000	1,828,688
Creative Artists Agency LLC	5.500	12-17-21	1,735,000	1,735,000
Cumulus Media Holdings, Inc.	4.250	12-23-20	2,905,725	2,835,807
Delta 2 Lux Sarl	4.750	07-30-21	2,925,000	2,827,013
Hubbard Broadcasting, Inc.	4.500	04-29-19	2,776,136	2,736,229
MGOC, Inc.	4.250	07-31-20	5,545,534	5,510,874
Mission Broadcasting, Inc.	3.750	10-01-20	1,499,745	1,480,998
Nexstar Broadcasting, Inc.	3.750	10-01-20	1,700,271	1,679,018
Numericable US LLC	4.500	05-21-20	3,538,000	3,515,254
Tribune Media Company	4.000	12-27-20	6,191,430	6,100,496
Univision Communications, Inc.	4.000	03-01-20	5,415,759	5,330,868
Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	3,221,000	3,170,672
Multiline retail 0.1%
JC Penney Company, Inc.	5.000	06-20-19	2,194,748	2,126,162

30SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.6%
Burlington Coat Factory Warehouse Corp.	4.250	08-13-21	2,157,005	$2,137,053
J Crew Group, Inc.	4.000	03-05-21	3,372,021	3,046,412
Michaels Stores, Inc.	4.000	01-28-20	1,898,460	1,875,620
The Men's Wearhouse, Inc.	4.500	06-18-21	1,481,288	1,476,967
Consumer staples 2.5%				35,483,437
Food and staples retailing 0.8%
Albertson's Holdings LLC	4.500	08-25-21	5,089,000	5,077,692
Aramark Services, Inc.	3.250	02-24-21	2,614,724	2,567,332
Hearthside Group Holdings LLC	4.500	06-02-21	2,291,485	2,274,299
HJ Heinz Company	3.500	06-05-20	1,465,243	1,461,809
Food products 1.0%
Big Heart Pet Brands	3.500	03-08-20	2,368,035	2,276,866
Del Monte Foods, Inc.	4.253	02-18-21	3,183,099	2,948,345
Del Monte Foods, Inc.	8.250	08-18-21	2,104,000	1,793,660
Diamond Foods, Inc.	4.250	08-20-18	2,366,100	2,345,397
Hostess Brands, Inc.	6.750	04-09-20	2,071,524	2,107,776
Pinnacle Foods Finance LLC	3.000	04-29-20	1,175,098	1,145,354
Shearer's Foods LLC	4.500	06-30-21	1,705,725	1,690,800
Household products 0.5%
Reynolds Group Holdings, Inc.	4.000	12-01-18	2,972,514	2,938,660
The Sun Products Corp.	5.500	03-23-20	4,213,845	4,037,390
Personal products 0.2%
Revlon Consumer Products Corp.	4.000	10-08-19	2,860,063	2,818,057
Energy 1.1%				15,232,838
Energy equipment and services 0.5%
Offshore Group Investment, Ltd.	5.000	10-25-17	3,696,191	2,642,776
Pacific Drilling SA	4.500	06-03-18	4,033,778	3,092,564
Paragon Offshore Finance Company	3.750	07-18-21	1,496,250	1,142,761
Oil, gas and consumable fuels 0.6%
Arch Coal, Inc.	6.250	05-16-18	3,172,173	2,268,103
EP Energy LLC	3.500	05-24-18	2,207,491	2,050,207
FTS International, Inc.	5.750	04-16-21	1,666,909	1,275,185
Samson Investment Company	5.000	09-25-18	2,265,000	1,410,529
Southcross Holdings LP	6.000	08-04-21	1,492,500	1,350,713
Financials 0.8%				11,985,443
Capital markets 0.5%
La Quinta Intermediate Holdings LLC	4.000	04-14-21	4,554,576	4,505,236
Sequa Corp.	5.250	06-19-17	2,917,305	2,796,967
Insurance 0.1%
CNO Financial Group, Inc.	3.750	09-28-18	1,610,505	1,593,394

SEE NOTES TO FINANCIAL STATEMENTS31

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Real estate management and development 0.2%
Realogy Group LLC	3.750	03-05-20	3,144,081	$3,089,846
Health care 1.9%				27,224,814
Health care equipment and supplies 0.4%
Air Medical Group Holdings, Inc.	5.000	06-30-18	2,790,109	2,786,622
Kinetic Concepts, Inc.	4.000	05-04-18	3,735,229	3,691,874
Health care providers and services 1.0%
Community Health Systems, Inc.	4.250	01-27-21	3,518,354	3,515,058
DaVita HealthCare Partners, Inc.	3.500	06-24-21	2,373,075	2,359,726
Drumm Investors LLC	6.750	05-04-18	1,722,616	1,726,922
IASIS Healthcare LLC	4.500	05-03-18	3,358,154	3,349,759
US Renal Care, Inc.	4.250	07-03-19	2,939,211	2,895,123
Pharmaceuticals 0.5%
Par Pharmaceutical Companies, Inc.	4.000	09-30-19	1,500,000	1,491,251
Pharmaceutical Product Development, Inc.	4.000	12-05-18	2,960,341	2,943,073
Surgical Care Affiliates LLC	4.000	06-29-18	2,490,310	2,465,406
Industrials 1.3%				18,358,914
Aerospace and defense 0.3%
Accudyne Industries Borrower SCA	4.000	12-13-19	3,214,608	2,998,962
B/E Aerospace, Inc.	4.000	12-16-21	1,061,000	1,061,166
Construction and engineering 0.2%
RBS Global, Inc.	4.000	08-21-20	2,959,715	2,901,448
Machinery 0.6%
Doosan Infracore International, Inc.	4.500	05-28-21	2,405,362	2,397,344
Gates Global LLC	4.250	07-05-21	3,546,113	3,459,992
Husky Injection Molding Systems, Ltd.	4.250	06-30-21	2,551,023	2,501,278
Husky Injection Molding Systems, Ltd.	7.250	06-30-22	959,000	925,435
Professional services 0.2%
TransUnion LLC	4.000	04-09-21	2,145,471	2,113,289
Information technology 2.2%				32,405,033
Communications equipment 0.5%
Avaya, Inc.	4.668	10-26-17	2,033,937	1,942,410
Avaya, Inc.	6.500	03-30-18	2,098,220	2,047,513
Ciena Corp.	3.750	07-15-19	2,531,280	2,509,131
Electronic equipment, instruments and components 0.5%
CPI International, Inc.	4.250	11-17-17	2,193,280	2,138,448
Dell International LLC	4.500	04-29-20	5,558,906	5,558,906
Internet software and services 0.2%
Fibertech Networks LLC	4.000	12-18-19	3,036,251	3,004,066

32SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.3%
Avago Technologies Cayman, Ltd.	3.750	05-06-21	1,353,200	$1,349,817
Freescale Semiconductor, Inc.	4.250	02-28-20	3,342,579	3,287,567
Software 0.7%
First Data Corp.	3.668	03-23-18	3,896,632	3,820,324
Infor US, Inc.	3.750	06-03-20	3,833,416	3,735,982
Micro Focus US, Inc.	5.250	11-20-21	3,110,000	3,010,869
Materials 1.7%				25,319,942
Chemicals 1.1%
Axalta Coating Systems US Holdings, Inc.	3.750	02-01-20	3,269,402	3,197,374
INEOS US Finance LLC	3.750	05-04-18	3,145,793	3,059,284
MacDermid, Inc. (T)	TBD	06-07-20	625,000	623,906
MacDermid, Inc.	4.000	06-07-20	3,442,677	3,429,767
OXEA Sarl	4.250	01-15-20	2,952,625	2,804,994
OXEA Sarl	8.250	07-15-20	1,541,000	1,440,835
Styrolution Group GmbH	6.500	11-07-19	2,120,000	2,061,700
Containers and packaging 0.3%
BWAY Holding Company	5.500	08-14-20	2,198,950	2,193,453
Hilex Poly Company LLC	6.000	12-05-21	2,188,000	2,182,530
Metals and mining 0.3%
FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	2,246,669	1,979,475
Signode Industrial Group US, Inc.	3.750	05-01-21	2,419,200	2,346,624
Telecommunication services 1.3%				18,892,704
Diversified telecommunication services 1.1%
Consolidated Communications, Inc.	4.250	12-23-20	1,705,872	1,689,880
Intelsat Jackson Holdings SA	3.750	06-30-19	3,720,116	3,676,714
Level 3 Financing, Inc.	4.000	01-15-20	3,414,000	3,379,860
Level 3 Financing, Inc.	4.500	01-31-22	2,675,000	2,677,228
Syniverse Holdings, Inc.	4.000	04-23-19	2,991,509	2,886,806
XO Communications LLC	4.250	03-17-21	2,325,593	2,293,616
Wireless telecommunication services 0.2%
LTS Buyer LLC	4.000	04-13-20	2,341,279	2,288,600
Utilities 1.0%				14,977,706
Electric utilities 0.6%
La Frontera Generation LLC	4.500	09-30-20	2,652,314	2,595,952
Texas Competitive Electric Holdings Company LLC	4.661	10-10-17	9,911,231	6,259,567
Independent power and renewable electricity producers 0.4%
Calpine Corp.	4.000	04-01-18	1,996,420	1,982,557
Dynegy, Inc.	4.000	04-23-20	1,959,983	1,937,322
Granite Acquisition, Inc.	5.000	12-19-21	2,099,647	2,109,490

SEE NOTES TO FINANCIAL STATEMENTS33

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Granite Acquisition, Inc.	5.000	12-19-21	92,384	$92,818
Collateralized mortgage obligations 13.4%				$194,375,522
(Cost $186,115,990)
Commercial and residential 13.3%				192,812,138
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A (S)	4.082	03-13-31	999,571	1,029,374
American General Mortgage Loan Trust Series 2010-1A, Class A2 (P) (S)	5.650	03-25-58	3,998,141	4,019,655
American Home Mortgage Assets Trust Series 2007-1, Class A1 (P)	0.814	02-25-47	4,805,741	2,941,099
BAMLL-DB Trust Series 2012-OSI, Class A1 (S)	2.343	04-13-29	1,856,737	1,875,473
BCAP LLC Trust
Series 2011-RR11, Class 21A5 (P) (S)	2.721	06-26-34	1,842,896	1,862,915
Series 2012-RR9, Class 2A5 (P) (S)	0.339	08-26-46	2,108,819	2,079,456
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858	07-17-40	7,602,178	7,949,339
BHMS Mortgage Trust Series 2014-ATLS, Class AFL (P) (S)	1.671	07-05-33	9,925,000	9,866,393
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.117	08-15-29	4,300,000	4,305,857
Carefree Portfolio Trust Series 2014-CARE, Class A (P) (S)	1.487	11-15-19	3,500,000	3,502,041
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A (P) (S)	1.566	12-15-27	4,000,000	4,002,784
Citigroup Commercial Mortgage Trust Series 2014-388G, Class B (P) (S)	1.217	06-15-33	7,575,000	7,575,985
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000	11-25-36	2,235,545	2,274,629
Series 2010-8, Class 6A6 (S)	4.500	12-25-36	2,124,444	2,176,892
Series 2012-1, Class 1A1 (P) (S)	0.539	06-25-35	2,735,801	2,661,609
Series 2013-2, Class 3A1 (P) (S)	0.348	04-25-37	8,313,065	7,824,140
Series 2013-2, Class 5A1 (P) (S)	0.308	07-25-36	4,923,240	4,626,078
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class AJ	5.377	12-10-46	1,075,000	1,093,522
Series 2007-C9, Class A4 (P)	5.795	12-10-49	2,475,000	2,710,739
Series 2013-THL, Class A2 (P) (S)	1.218	06-08-30	5,175,000	5,168,495
Series 2014-KYO, Class B (P) (S)	1.467	06-11-27	6,025,000	5,994,773
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.418	02-25-36	2,200,983	1,849,490
Series 2004-25, Class 1A1 (P)	0.498	02-25-35	3,328,027	3,052,567
Series 2004-25, Class 2A1 (P)	0.508	02-25-35	4,687,118	4,214,385
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	3.785	06-25-50	2,450,000	2,480,147

34SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2010-RR5, Class 1A (P) (S)	5.467	12-16-43	2,677,219	$2,788,821
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (P)	2.217	02-25-36	1,965,936	1,551,290
FREMF Mortgage Trust Series 2011-K701, Class C (P) (S)	4.286	07-25-48	5,025,000	5,232,960
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	0.368	05-19-47	3,485,586	2,981,957
Hilton USA Trust
Series 2013-HLF, Class BFL (P) (S)	1.672	11-05-30	5,444,694	5,444,776
Series 2013-HLT, Class BFX (S)	3.367	11-05-30	4,825,000	4,909,052
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.606	01-25-36	1,152,104	1,061,113
IndyMac INDX Mortgage Loan Trust Series 2005-16IP, Class A1 (P)	0.808	07-25-45	2,726,360	2,394,690
Jefferies Resecuritization Trust Series 2009-R9, Class 1A1 (P) (S)	2.238	08-26-46	1,033,426	1,044,398
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AJ	5.411	05-15-47	2,800,000	2,394,000
Series 2010-C1, Class A1 (S)	3.853	06-15-43	1,056,393	1,059,134
Series 2014-INN, Class A (P) (S)	1.087	06-15-29	4,000,000	3,992,380
JPMorgan Resecuritization Trust Series 2009-12, Class 1A1 (P) (S)	5.750	07-26-37	159,986	163,552
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4	5.372	09-15-39	526,000	556,276
Lehman XS Trust Series 2007-4N, Class 3A2A (P)	0.863	03-25-47	718,728	601,474
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (P)	5.886	08-12-49	3,800,000	3,901,931
Morgan Stanley Re-REMIC Trust Series 2011-KEYA, Class 1A (S)	4.250	12-19-40	553,895	554,004
Nomura Resecuritization Trust Series 2011-1RA, Class 1A5 (P) (S)	2.650	03-26-36	2,153,715	2,146,982
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646	07-15-45	2,500,000	2,838,180
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.833	01-13-32	4,250,000	4,665,119
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.319	08-26-36	3,132,708	2,918,130
Series 2012-6, Class 4A1 (P) (S)	0.485	01-26-36	4,202,283	3,897,080
Series 2012-6, Class 6A1 (P) (S)	0.495	11-26-35	4,709,520	4,349,995
Series 2012-6, Class 8A1 (P) (S)	0.669	04-26-35	3,591,281	3,406,366
Series 2013-1, Class 4A1 (P) (S)	0.339	01-26-37	6,304,780	5,741,120
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A3 (P)	0.418	07-19-35	1,887,465	1,809,054
Series 2005-AR6, Class 2A1 (P)	0.478	09-25-45	3,432,655	2,967,204

SEE NOTES TO FINANCIAL STATEMENTS35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates
Series 2005-11, Class A1 (P)	0.488	08-25-45	3,818,623	$3,606,449
Series 2005-AR1, Class A1A (P)	0.488	01-25-45	1,515,049	1,420,165
Series 2005-AR19, Class A1A1 (P)	0.438	12-25-45	3,971,525	3,813,907
Series 2005-AR6, Class 2A1A (P)	0.398	04-25-45	4,327,024	4,024,102
Series 2005-AR8, Class 1A (P)	0.438	07-25-45	3,811,020	3,532,016
Series 2005-AR9, Class A1A (P)	0.488	07-25-45	2,086,418	1,993,422
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (P)	2.599	04-25-35	1,892,518	1,913,202
U.S. Government Agency 0.1%				1,563,384
Federal Home Loan Mortgage Corp. Series 3829, Class IO	4.500	08-15-39	5,013,536	659,636
Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	876,311	903,748
Asset backed securities 3.9%				$55,749,036
(Cost $55,291,593)
Bayview Opportunity Master Fund Trust IIB LP Series 2014-18NP, Class A (S)	3.228	07-28-34	4,857,339	4,870,532
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477	07-24-23	1,093,953	1,104,893
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A2 (P)	0.278	07-25-36	3,182,748	3,120,442
Colony American Homes Series 2014-2A, Class A (P) (S)	1.118	07-17-31	3,599,187	3,539,534
Ellington Loan Acquisition Trust Series 2007-1, Class A2B (P) (S)	1.068	05-28-37	1,951,796	1,918,590
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (P) (S)	0.467	11-26-35	3,083,411	2,980,352
First Franklin Mortgage Loan Trust Series 2006-FF2, Class A4 (P)	0.369	02-25-36	1,948,036	1,860,513
GMAT Trust Series 2014-1A, Class A (S)	3.721	02-25-44	1,804,493	1,805,289
GSAMP Trust Series 2006-NC1, Class A2 (P)	0.348	02-25-36	2,187,071	2,126,592
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.400	12-17-30	3,974,571	3,946,904
Series 2014-SFR1, Class A (P) (S)	1.168	06-17-31	4,675,000	4,606,137
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	0.638	08-25-35	2,138,374	2,118,100
Morgan Stanley ABS Capital I Series 2004-WMC3, Class M2 (P)	0.964	01-25-35	3,298,872	2,954,556
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL1, Class A (S)	2.882	05-25-54	2,466,406	2,469,521
Series 2014-NPL2, Class A1 (S)	3.475	04-25-54	2,071,858	2,073,970
RAAC Series Trust Series 2006-SP2, Class A3 (P)	0.438	02-25-36	2,433,057	2,382,676

36SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

SLC Private Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.000	07-15-42	1,124,132	$1,182,625
SLM Private Education Loan Trust Series 2012-C, Class A1 (P) (S)	1.266	08-15-23	1,004,843	1,009,994
SLM Student Loan Trust Series 2011-1, Class A1 (P)	0.688	03-25-26	2,658,938	2,667,273
Structured Asset Securities Corp. Mortgage Loan Trust Series 2008-BC4, Class A3 (P)	0.419	11-25-37	1,729,995	1,698,438
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550	11-20-38	3,312,500	3,408,897
VOLT XXII LLC Series 2014-NPL1, Class A1 (S)	3.625	10-27-53	710,368	710,747
VOLT XXIII LLC Series 2014-NPL2, Class A1 (S)	3.625	11-25-53	1,189,480	1,192,461
			Shares	Value
Common stocks 0.1%				$2,020,341
(Cost $3,274,085)
Energy 0.0%				237,766
Energy equipment and services 0.0%
Subsea 7 SA			28,612	237,766
Industrials 0.0%				4
Air freight and logistics 0.0%
General Maritime Corp. (I)			417	4
Information technology 0.1%				1,631,086
Communications equipment 0.1%
Comtech Telecommunications Corp.			49,367	1,631,086
Utilities 0.0%				151,485
Electric utilities 0.0%
EME Reorganization Trust			1,327,835	43,819
Independent power and renewable electricity producers 0.0%
NRG Energy, Inc.			4,366	107,666
Preferred securities 0.1%				$1,889,944
(Cost $2,852,027)
Consumer staples 0.1%				1,184,591
Food products 0.1%
Post Holdings, Inc., 2.500% (S)			7,500	700,891
Tyson Foods, Inc., 4.750%			10,000	483,700
Energy 0.0%				705,353
Oil, gas and consumable fuels 0.0%
SandRidge Energy, Inc., 8.500%			17,230	705,353

SEE NOTES TO FINANCIAL STATEMENTS37

	Yield (%)	Shares	Value
Short-term investments 2.8%			$40,493,702
(Cost $40,493,702)
Money market funds 2.7%			39,774,685
State Street Institutional Liquid Reserves Fund	0.0880(Y)	39,774,685	39,774,685
		Par value	Value
Repurchase agreement 0.1%			719,017
Repurchase Agreement with State Street Corp., dated 1-30-15 at 0.000% to be repurchased at $719,017 on 2-2-15, collateralized by $715,000 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $728,943, including interest)		719,017	$719,017
Total investments (Cost $1,455,179,094)† 99.8%			$1,445,469,519
Other assets and liabilities, net 0.2%			$2,547,598
Total net assets 100.0%			$1,448,017,117

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $336,477,183 or 23.2% of the fund's net assets as of 1-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,459,046,560. Net unrealized depreciation aggregated $13,577,041, of which $38,316,521 related to appreciated investment securities and $51,893,562 related to depreciated investment securities.

38SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $1,455,179,094)	$1,445,469,519
Cash	719,017
Foreign currency, at value (Cost $696,946)	689,834
Cash held at broker for futures contracts	6,279,250
Receivable for investments sold	10,660,654
Receivable for fund shares sold	1,031,891
Receivable for forward foreign currency exchange contracts	1,271,513
Dividends and interest receivable	13,101,930
Receivable for exchange cleared swaps	183,969
Other receivables and prepaid expenses	45,171
Total assets	1,479,452,748
Liabilities
Payable for collateral held by Fund	282,000
Payable for investments purchased	12,923,052
Payable for delayed delivery securities purchased	7,591,113
Payable for forward foreign currency exchange contracts	53,935
Payable for fund shares repurchased	7,319,211
Swap contracts, at value	254,651
Payable for futures variation margin	2,808,195
Distributions payable	938
Payable to affiliates
Accounting and legal services fees	27,421
Transfer agent fees	5,527
Trustees' fees	364
Investment management fees	1,056
Other liabilities and accrued expenses	168,168
Total liabilities	31,435,631
Net assets	$1,448,017,117
Net assets consist of
Paid-in capital	$1,491,807,251
Accumulated distributions in excess of net investment income	(3,299,198)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions and swap agreements	(13,299,137)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	(27,191,799)
Net assets	$1,448,017,117

SEE NOTES TO FINANCIAL STATEMENTS39

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($20,080,041 ÷ 2,033,744 shares)[1]	$9.87
Class C ($1,286,270 ÷ 130,267 shares)[1]	$9.87
Class I ($27,449,922 ÷ 2,783,457 shares)	$9.86
Class NAV ($1,399,200,884 ÷ 141,658,047 shares)	$9.88
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.12

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

40SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 1-31-15 (unaudited)

Investment income
Interest	$31,732,330
Dividends	279,283
Less foreign taxes withheld	(11,528)
Total investment income	32,000,085
Expenses
Investment management fees	5,157,978
Distribution and service fees	36,574
Accounting and legal services fees	83,922
Transfer agent fees	26,193
Trustees' fees	11,140
State registration fees	29,249
Printing and postage	2,405
Professional fees	54,052
Custodian fees	129,968
Registration and filing fees	44,834
Other	10,490
Total expenses	5,586,805
Less expense reductions	(63,799)
Net expenses	5,523,006
Net investment income	26,477,079
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	16,234,698 [1]
Futures contracts	(12,121,529)
Swap contracts	(1,407,476)
2,705,693
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(36,162,286)
Futures contracts	(21,240,275)
Swap contracts	(749,471)
(58,152,032)
Net realized and unrealized loss	(55,446,339)
Decrease in net assets from operations	($28,969,260)

1	Net of foreign taxes of $13,877.

SEE NOTES TO FINANCIAL STATEMENTS41

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$26,477,079	$45,186,578
Net realized gain (loss)	2,705,693	(7,115,691)
Change in net unrealized appreciation (depreciation)	(58,152,032)	15,493,850
Increase (decrease) in net assets resulting from operations	(28,969,260)	53,564,737
Distributions to shareholders
From net investment income
Class A	(311,956)	(285,864)
Class C	(13,662)	(595)
Class I	(382,972)	(148,463)
Class NAV	(25,811,921)	(44,864,530)
From net realized gain
Class A	—	(82,888)
Class I	—	(2,590)
Class NAV	—	(14,630,523)
Total distributions	(26,520,511)	(60,015,453)
From fund share transactions	(1,219,229)	353,072,157
Total increase (decrease)	(56,709,000)	346,621,441
Net assets
Beginning of period	1,504,726,117	1,158,104,676
End of period	$1,448,017,117	$1,504,726,117
Accumulated distributions in excess of net investment income	($3,299,198)	($3,255,766)

42SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.25		$10.32	$10.30	$10.41	$10.25	$10.00
Net investment income[3]	0.15		0.30	0.36	0.38	0.39	0.25
Net realized and unrealized gain (loss) on investments	(0.37)		0.08	(0.01)	(0.05)	0.26	0.25
Total from investment operations	(0.22)		0.38	0.35	0.33	0.65	0.50
Less distributions
From net investment income	(0.16)		(0.32)	(0.33)	(0.39)	(0.46)	(0.25)
From net realized gain	—		(0.13)	—	(0.05)	(0.03)	—
Total distributions	(0.16)		(0.45)	(0.33)	(0.44)	(0.49)	(0.25)
Net asset value, end of period	$9.87		$10.25	$10.32	$10.30	$10.41	$10.25
Total return (%)[4,5]	(2.19	) [6]	3.76	3.41	3.27	6.37	5.06	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$18	$2	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[8]	1.47	4.65	1.25	1.24	1.19	[8]
Expenses including reductions	1.21	[8]	1.21	1.21	1.25	1.24	1.19	[8]
Net investment income	3.05	[8]	2.93	3.58	3.81	3.75	3.26	[8]
Portfolio turnover (%)	33		65	77	60	80	68

1	Six months ended 1-31-15. Unaudited.
2	Period from 11-2-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS43

Class C Shares Period ended	1-31-15	[1]	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.25		$10.29
Net investment income[3]	0.11		—	[4]
Net realized and unrealized loss on investments	(0.37)		(0.02)
Total from investment operations	(0.26)		(0.02)
Less distributions
From net investment income	(0.12)		(0.02)
Total distributions	(0.12)		(0.02)
Net asset value, end of period	$9.87		$10.25
Total return (%)[5,6]	(2.59	) [7]	(0.18	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.93	[8]	7.95	[8]
Expenses including reductions	2.00	[8]	2.00	[8]
Net investment income (loss)	2.26	[8]	(0.52	) [8]
Portfolio turnover (%)	33		65	[9]

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

44SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.24		$10.32	$10.30	$10.41	$10.24	$10.00
Net investment income[3]	0.17		0.32	0.38	0.42	0.42	0.26
Net realized and unrealized gain (loss) on investments	(0.38)		0.08	— [4]	(0.06)	0.26	0.25
Total from investment operations	(0.21)		0.40	0.38	0.36	0.68	0.51
Less distributions
From net investment income	(0.17)		(0.35)	(0.36)	(0.42)	(0.48)	(0.27)
From net realized gain	—		(0.13)	—	(0.05)	(0.03)	—
Total distributions	(0.17)		(0.48)	(0.36)	(0.47)	(0.51)	(0.27)
Net asset value, end of period	$9.86		$10.24	$10.32	$10.30	$10.41	$10.24
Total return (%)[5]	(2.05	) [6]	3.98	3.73	3.64	6.70	5.18	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$17	$1	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[8]	1.46	4.14	0.88 [9]	0.95 [9]	1.20	[8]
Expenses including reductions	0.89	[8]	0.90	0.90	0.88	0.95	0.95	[8]
Net investment income	3.34	[8]	3.23	3.76	4.16	4.01	3.48	[8]
Portfolio turnover (%)	33		65	77	60	80	68

1	Six months ended 1-31-15. Unaudited.
2	Period from 11-2-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

SEE NOTES TO FINANCIAL STATEMENTS45

Class NAV Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	7-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.25		$10.32	$10.30	$10.41	$10.24	$10.00
Net investment income[3]	0.18		0.37	0.40	0.43	0.44	0.29
Net realized and unrealized gain (loss) on investments	(0.37)		0.06	— [4]	(0.05)	0.26	0.24
Total from investment operations	(0.19)		0.43	0.40	0.38	0.70	0.53
Less distributions
From net investment income	(0.18)		(0.37)	(0.38)	(0.44)	(0.50)	(0.29)
From net realized gain	—		(0.13)	—	(0.05)	(0.03)	—
Total distributions	(0.18)		(0.50)	(0.38)	(0.49)	(0.53)	(0.29)
Net asset value, end of period	$9.88		$10.25	$10.32	$10.30	$10.41	$10.24
Total return (%)[5]	(1.85	) [6]	4.26	3.88	3.78	6.92	5.32	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,399		$1,469	$1,155	$1,070	$1,023	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	[7]	0.75	0.75	0.75	0.77	0.78	[7]
Expenses including reductions	0.73	[7]	0.75	0.74	0.75	0.77	0.77	[7]
Net investment income	3.58	[7]	3.59	3.79	4.29	4.21	3.90	[7]
Portfolio turnover (%)	33		65	77	60	80	68

1	Six months ended 1-31-15. Unaudited.
2	Period from 11-2-09 (commencement of operations) to 7-31-10.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

46SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Short Duration Credit Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to maximize total return, which consists of income on its investments and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. .

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

47

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$658,903,451	—	$658,903,451	—
U.S. Government and Agency obligations	10,841,086	—	10,841,086	—
Foreign government obligations	162,509,913	—	162,509,913	—
Capital preferred securities	4,379,564	—	4,379,564	—
Convertible bonds	21,821,534	—	21,821,534	—
Term loans	292,485,426	—	292,485,426	—
Collateralized mortgage obligations	194,375,522	—	194,375,522	—
Asset backed securities	55,749,036	—	55,749,036	—
Common stocks	2,020,341	$2,020,337	—	$4
Preferred securities	1,889,944	483,700	1,406,244	—
Short-term investments	40,493,702	39,774,685	719,017	—
Total Investments in Securities	$1,445,469,519	$42,278,722	$1,403,190,793	$4
Other Financial Instruments:
Futures	($20,072,312)	($20,072,312)	—	—
Forward foreign currency contracts	$1,217,578	—	$1,217,578	—
Interest rate swaps	($227,233)	—	($227,233)	—
Credit default swaps	($254,651)	—	($254,651)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund's investments or in a schedule to the Fund's investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the

48

transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian

49

for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $462. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of July 31, 2014, the fund has a short-term capital loss carryforward of $7,705,378 and a long-term capital loss carryforward of $3,718,894 available to offset future net realized capital gains.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals, characterization of distributions and amortization and accretion on debt securities.

50

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

51

recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2015, the fund used futures contracts to manage duration of the fund. During the six months ended January 31, 2015, the fund held futures contracts with notional values ranging from $476.7 million to $592.5 million, as measured at each quarter end.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Mar 2015	$37,214,705	$37,360,156	$145,451
5-Year U.S. Treasury Note Futures	867	Short	Mar 2015	(103,352,605)	(105,205,031)	(1,852,426)
10-Year U.S. Treasury Note Futures	2,412	Short	Mar 2015	(305,777,320)	(315,670,500)	(9,893,180)
U.S. Treasury Long Bond Futures	873	Short	Mar 2015	(123,826,294)	(132,068,531)	(8,242,237)
U.S. Treasury Ultra Bond Futures	12	Short	Mar 2015	(1,917,330)	(2,147,250)	(229,920)
						($20,072,312)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currency. During the six months ended January 31, 2015, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $60.7 million to $104.7 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
COP	2,571,013,500	USD	1,092,189	Citibank N.A.	2/5/2015	—	($38,719)	($38,719)
EUR	349,533	USD	410,208	Citibank N.A.	2/9/2015	—	(15,216)	(15,216)
NOK	224,500,000	EUR	25,486,769	Citibank N.A.	2/23/2015	$235,808	—	235,808
USD	1,075,176	COP	2,571,013,500	Citibank N.A.	2/5/2015	21,705	—	21,705
USD	1,089,182	COP	2,571,013,500	Citibank N.A.	3/5/2015	38,786	—	38,786
USD	5,572,648	EUR	4,635,800	Citibank N.A.	2/9/2015	333,918	—	333,918
USD	21,056,636	EUR	18,225,000	Citibank N.A.	2/20/2015	459,293	—	459,293
USD	3,020,697	GBP	1,963,984	Citibank N.A.	2/9/2015	62,662	—	62,662
USD	12,894,248	GBP	8,482,500	Citibank N.A.	2/20/2015	119,341	—	119,341
						$1,271,513	($53,935)	$1,217,578

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The

52

value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2015, the fund used interest rate swaps to manage duration of the fund. During the six months ended January 31, 2015, the fund held interest rate swaps with total USD notional amounts ranging up to $7.3 million, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2015.

USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
$2,697,376	Fixed 2.077%	USD LIBOR BBA (a)	Jan 2025	—	($73,947)	($73,947)
4,592,923	Fixed 2.140%	USD LIBOR BBA (b)	Jan 2025	—	(153,286)	(153,286)
$7,290,299				—	($227,233)	($227,233)
(a) At 1-31-15, the USD LIBOR BBA was 0.2541%. (b) At 1-31-15, the USD LIBOR BBA was 0.2521%

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended January 31, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. During the six months ended January 31, 2015, the fund held credit default swap contracts with total USD notional amounts ranging from $145.7 million to $223.5 million, as measured at each quarter end. There was no open credit default swap as a Buyer of protection contracts as of January 31, 2015.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased

53

risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended January 31, 2015 to take a long exposure to the benchmark credit. During the six months ended January 31, 2015, the fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $7.5 million to $13.8 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 1-31-15	Currency	USD notional amount	(Pay) /received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX NA AM 4	1.75%	USD	3,000,000	0.500%	Feb 2051	($490,283)	$402,450	($87,833)
Citibank N.A.	CMBX.NA.AAA.4	0.47%	USD	4,000,000	0.350%	Feb 2051	(730,065)	720,615	(9,450)
Citibank N.A.	CMBX.NA.AM.4	1.75%	USD	225,000	0.500%	Feb 2051	(43,633)	37,046	(6,587)
Citibank N.A.	CMBX.NA.A.4	1.75%	USD	5,150,000	0.500%	Feb 2051	(653,448)	502,667	(150,781)
				12,375,000			($1,917,429)	$1,662,778	($254,651)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Interest rate contracts	Receivable/payable for futures	Futures†	$145,451	($20,217,763)
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	1,271,513	(53,935)
Interest rate contracts	Swap contracts, at value	Interest rate swaps		(227,233)
Credit contracts	Swap contracts, at value	Credit default swaps		(254,651)
Total			$1,416,964	($20,753,582)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Swap contracts	Total
Interest rate contracts	($12,121,529)	—	—	($12,121,529)
Foreign exchange contracts	—	$6,985,062	—	6,985,062
Credit contracts	—	—	($1,407,476)	(1,407,476)
Total	($12,121,529)	$6,985,062	($1,407,476)	($6,543,943)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Swap contracts	Total
Interest rate contracts	($21,240,275)	—	($227,233)	($21,467,508)
Foreign exchange contracts	—	$779,359	—	779,359
Credit contracts	—	—	($522,238)	(522,238)
Total	($21,240,275)	$779,359	($749,471)	($21,210,387)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.740% of the first $250 million of the fund's average daily net assets, b) 0.700% of the next $500 million of the fund's average net assets and c) 0.675% of the fund's average net assets in excess of $750 million. The Advisor has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating

55

portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the fund.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for Class A, Class C and Class I shares excluding certain expenses such as taxes, brokerage commissions, interest expense, short dividend expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waivers and/or expense reimbursements are such that these expenses will not exceed 1.21%, 2.00% and 0.90% for Class A, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

The expense reductions described above amounted to $4,221, $5,514, $826 and $53,238 for Class A, Class C, Class I and Class NAV shares, respectively, for the six months ended January 31, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2015 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% and 1.00% for Class A and Class C shares, respectively, for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for the fund's Class A and Class C shares, respectively.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,971 for the six months ended January 31, 2015. Of this amount, $13,574 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $52,217 was paid as sales commissions to broker-dealers and $180 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that were acquired through purchases of $1 million or more through February 2, 2014 and are redeemed within one year of purchase are subject to a 1.00% sales charge. Effective February 3, 2014, certain Class A shares that are acquired through purchase of $250,000 or more and are redeemed within one year of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSCs received by the Distributor for Class A or Class C shares.

56

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
A	$30,549	$12,484	$8,774	$1,084
C	6,025	745	6,360	114
I	—	12,964	6,516	387
Total	$36,574	$26,193	$21,650	$1,585

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2014 to January 31, 2015, state registrations fees and printing and postage amounted to $7,599 and $820, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and for the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,360,462	$13,685,216	2,924,136	$29,912,719
Distributions reinvested	30,698	307,994	35,534	362,781
Repurchased	(1,141,684)	(11,426,318)	(1,346,429)	(13,802,271)
Net increase	249,476	$2,566,892	1,613,241	$16,473,229
Class C shares
Sold	109,247	$1,099,480	71,399	$734,012
Distributions reinvested	1,251	12,538	38	390
Repurchased	(51,653)	(515,582)	(15)	(152)
Net increase	58,845	$596,436	71,422	$734,250
Class I shares
Sold	2,678,983	$26,868,236	1,822,681	$18,618,876
Distributions reinvested	38,251	382,524	14,610	149,471
Repurchased	(1,608,761)	(16,039,575)	(281,852)	(2,890,625)
Net increase	1,108,473	$11,211,185	1,555,439	$15,877,722

57

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,913,489	$39,308,463	29,499,006	$301,772,650
Distributions reinvested	2,570,405	25,811,921	5,829,733	59,495,053
Repurchased	(8,052,677)	(80,714,126)	(4,020,768)	(41,280,747)
Net increase (decrease)	(1,568,783)	($15,593,742)	31,307,971	$319,986,956
Total net increase (decrease)	(151,989)	($1,219,229)	34,548,073	$353,072,157

Affiliates of the fund owned 7% and 100% of shares of beneficial interest of Class C and Class NAV, respectively, on January 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $474,742,329 and $464,752,080, respectively, for the six months ended January 31, 2015. Purchases and sales of U.S. Treasury obligations aggregated $0 and $1,511,250, respectively, for the six months ended January 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2015, funds within the John Hancock group of funds complex held 96.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Balanced Portfolio	36.8%
John Hancock Lifestyle Growth Portfolio	15.2%
John Hancock Lifestyle Moderate Portfolio	13.4%
John Hancock Lifestyle Conservative Portfolio	11.6%

58

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Stone Harbor Investment Partners LP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

59

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective's, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216837	350SA 1/15 3/15

John Hancock

Absolute Return Currency Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve (Fed) has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. A Fed move to hike interest rates might also have unfavorable implications for U.S. investors holding non-dollar-denominated assets. Indeed, during the period, the mere prospect of rising rates in the United States helped drive the U.S. dollar higher relative to most major currencies throughout the world, which—all else being equal—made most foreign assets cheaper in U.S. dollar terms.

At John Hancock Investments, we are closely monitoring all of our portfolios, communicating regularly with their managers about these topics and many others. Now may also be a good time for you to discuss your portfolio strategy with your financial advisor to determine if it continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Absolute Return Currency Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
32	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to achieve absolute return from investments in currency markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Swiss shock

The Swiss National Bank made an unexpected policy change, allowing the Swiss franc to appreciate versus the euro; this drove losses on the fund's short franc position.

Yen weakened

A long position in the Japanese yen detracted from results as the Bank of Japan expanded its quantitative easing efforts.

Dollar contributed to performance

The fund's long U.S. dollar position was the top contributor to performance, partially offsetting the losses elsewhere.

CURRENCY ALLOCATION AS OF 1/31/15 (%)

A note about risks

Currency transactions are affected by fluctuations in exchange rates. The fund's losses could exceed the amount invested in its currency instruments. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Dori S. Levanoni, First Quadrant, LP

 Dori S. Levanoni
Portfolio Manager
First Quadrant, LP

Since currency movements influence financial assets of all kinds, could you start by briefly sharing the capital market backdrop for the six months ended January 31, 2015?

Across the world's equity markets, the United States continued to lead the way, posting positive single-digit returns. Growth-oriented shares outpaced their value counterparts. Small-capitalization stocks enjoyed a relative rebound, slightly outperforming large caps, a reversal of recent trends.

Stock markets abroad did not fare so well. Chinese equities were up modestly, but emerging market stocks as a whole were down. International developed equity markets declined as well.

Results of global bond markets varied a great deal as well. Emerging-market debt and U.S. high-yield credit posted losses, but U.S. government and investment-grade corporate bonds gained, as did tax-exempt municipals.

Commodities suffered sharp losses as oil prices plunged during the course of the period. In the foreign exchange markets, the dollar appreciated relative to virtually all the world's major currencies.

How did the fund perform during the period?

With its Class A shares declining 8.61% (excluding sales charges), the fund suffered an unusually steep loss for the period. The fund's benchmark, the Citigroup 1-month U.S. Treasury Bill Index, was up one basis point or 0.01%. The Morningstar multicurrency fund category average declined 0.76%.

4

"A large proportion of the fund's underperformance occurred... moments after the Swiss National Bank... abandoned its floor on the Swiss franc ..."

What drove the fund's underperformance?

A large proportion of the fund's underperformance occurred on one day, January 15, in the moments after the Swiss National Bank (SNB) abandoned its floor on the Swiss franc relative to the euro, a move that took the market by complete surprise. The SNB's sudden about-face triggered a surge in currency market volatility, and, in our view, it also threatened central bank credibility more broadly. The franc finished the day appreciating roughly 15% against the euro. The fund held a substantial short position in the Swiss franc at that time and, as a result, took a substantial loss on the position. A substantial portion of the fund's underperformance for the period was attributable to this loss.

The SNB statement characterized the franc floor, initiated in September 2011, as helpful to the Swiss economy at an exceptionally fragile time. While the message essentially indicated "job done," the bank provided no prior indication that the floor had outlived its usefulness, which suggested that the real driver behind the decision was something else altogether. We believe that, more likely, the SNB may have been concerned about an increasing need to intervene and concluded that the financial cost of continued intervention was too high.

While the fund's short position in the Swiss currency was a significant detractor, it was not the only one. A long position in the Norwegian krone hindered performance, as did long exposure to the Japanese yen.

Can you expand a bit on the volatility patterns you observed in the currency markets during the period?

Currency market risk increased from a low point in late summer to relatively higher levels, more consistent with historical averages, by the close of the period. The widening dispersion created more opportunities, but it also made the impact more pronounced when the fund was, in retrospect, positioned on the wrong side of a trade.

5

"Currency market risk increased from a low point in late summer to relatively higher levels, more consistent with historical averages, by the close of the period."

What was your take on the activity in Japan over the last six months?

In late October, the Bank of Japan (BOJ) had an announcement of its own: it would move to increase monetary stimulus. This unexpected move, initiated at a time when the U.S. Federal Reserve was working toward ending its quantitative easing program, drove the value of the Japanese yen down meaningfully against our world currency basket. The fund's long yen position suffered a loss as a result. In addition to the BOJ's announcement, Prime Minister Abe's government chose to postpone the planned second increase of consumption taxes and unexpectedly called for elections, further weakening the yen.

Did the fall of oil prices factor into the fund's performance during the period?

Global oil prices, amid OPEC's refusal to cut production despite an overabundance of supply, ended 2014 near a five-year low. The fund's long position in the Norwegian krone, driven primarily by inflation-dictated views on fair value exchange rates, sustained losses as oil prices tumbled, leading to a deteriorating outlook for the Norwegian economy and a resulting weakness in the Norwegian krone. Volatility in the krone was, at times, also exacerbated by the use of the currency as a proxy-hedging vehicle for Russian exposure as the ruble crisis accelerated during the first part of December.

What worked well during the period?

Positive returns during the period came on the back of sustained appreciation of the U.S. dollar, in which the fund holds a long position. Indeed, the U.S. dollar long performed very well, its strength reflecting a strong U.S. economic recovery and the end of the U.S. Federal Reserve's quantitative easing program.

How did you position the portfolio as the period ended?

We ended the period with a mixture of defensive positions, expressed through the U.S. dollar and

6

Japanese yen longs, and positive economic growth positions, represented by longs in the commodity sensitive currencies, such as the Australian dollar, Canadian dollar, and Norwegian krone. These positions were counterbalanced with short positions in the euro and Singapore dollar. We closed the fund's short Swiss franc position prior to the end of the period. Poised for continued policy divergence, the fund's positions reflected our nuanced view on the relative economic growth, monetary policy, and risk prospects in different parts of the world.

MANAGED BY

Dori S. Levanoni On the fund since 2010 Investing since 1991
Jeppe F. Ladekarl On the fund since 2012 Investing since 1995

The views expressed in this report are exclusively those of Dori S. Levanoni, First Quadrant, LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-9.64	-1.66	-11.37	-7.25
Class C2	-8.58	-1.66	-9.98	-7.27
Class I3	-6.54	-0.57	-8.45	-2.54
Class R6[2,3]	-6.52	-0.49	-8.51	-2.18
Class NAV[3]	-6.50	-0.41	-8.48	-1.84
Index†	0.02	0.05	0.01	0.22

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C*	Class I	Class R6	Class NAV
Gross (%)	1.37	2.06	1.05	0.96	0.93
Net (%)	1.37	2.06	1.05	0.92	0.93

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operations for Class C shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Citigroup 1-Month U.S. Treasury Bill Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Absolute Return Currency Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Citigroup 1-Month U.S. Treasury Bill Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-2-10	9,273	9,273	10,022
Class I3	8-2-10	9,746	9,746	10,022
Class R6[2,3]	8-2-10	9,782	9,782	10,022
Class NAV[3]	8-2-10	9,816	9,816	10,022

The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 8-2-10.
2	Class C shares were first offered on 8-28-14; Class R6 shares were first offered on 11-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C and Class R6 shares, as applicable.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$913.90	$6.66	1.38%
Class C2	1,000.00	899.20	9.13	2.25%
Class I	1,000.00	915.50	4.97	1.03%
Class R6	1,000.00	914.90	4.34	0.90%
Class NAV	1,000.00	915.20	4.34	0.90%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.20	$7.02	1.38%
Class C	1,000.00	1,013.90	11.42	2.25%
Class I	1,000.00	1,020.00	5.24	1.03%
Class R6	1,000.00	1,020.70	4.58	0.90%
Class NAV	1,000.00	1,020.70	4.58	0.90%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period since inception).

11

Fund's investments

As of 1-31-15 (unaudited)
Short-term investments 104.3%				$1,871,694,808
(Cost $1,871,560,880)
	Yield* (%)	Maturity date	Par value	Value
U.S. Government 97.7%				1,752,931,219
U.S. Treasury Bill	0.008	03-05-15	157,000,000	$156,998,587
U.S. Treasury Bill	0.009	03-26-15	506,000,000	505,990,892
U.S. Treasury Bill (D)	0.010	03-19-15	150,000,000	149,998,050
U.S. Treasury Bill	0.018	04-16-15	100,000,000	99,998,000
U.S. Treasury Bill (D)	0.022	04-23-15	250,000,000	249,994,500
U.S. Treasury Bill (D)	0.038	05-21-15	50,000,000	49,996,250
U.S. Treasury Bill	0.043	05-28-15	40,000,000	39,997,440
U.S. Treasury Bill (D)	0.046	06-04-15	500,000,000	499,957,500
	Yield (%)		Shares	Value
Money market funds 6.6%				118,763,589
State Street Institutional Liquid Reserves Fund	0.0880(Y)		118,763,589	$118,763,589
Total investments (Cost $1,871,560,880)† 104.3%				$1,871,694,808
Other assets and liabilities, net (4.3%)				($76,794,712)
Total net assets 100.0%				$1,794,900,096

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
*	Yield represents the annualized yield at the date of purchase.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,871,560,880. Net unrealized appreciation aggregated $133,928 of which $133,928 related to appreciated investment securities and $0 related to depreciated investment securities.

The following table summarizes the forward foreign currency contracts held at January 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	237,772,315	USD	193,037,947	Barclays Bank PLC Wholesale	3/18/2015	—	($8,444,042)	($8,444,042)
AUD	312,392,814	USD	253,103,183	Deutsche Bank AG London	3/18/2015	—	(10,577,855)	(10,577,855)
AUD	604,856,510	USD	491,694,841	J. Aron & Company	3/18/2015	—	(22,116,103)	(22,116,103)
AUD	240,525,939	USD	194,834,859	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(8,103,187)	(8,103,187)
CAD	251,288,451	USD	218,475,601	Barclays Bank PLC Wholesale	3/18/2015	—	(20,838,235)	(20,838,235)
CAD	321,007,725	USD	278,511,273	Deutsche Bank AG London	3/18/2015	—	(26,039,975)	(26,039,975)
CAD	247,855,049	USD	210,309,183	J. Aron & Company	3/18/2015	—	(15,372,175)	(15,372,175)

12SEE NOTES TO FINANCIAL STATEMENTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	246,366,964	USD	209,600,924	Morgan Stanley Capital Services, Inc.	3/18/2015	—	($15,834,289)	($15,834,289)
CHF	152,677,088	USD	175,580,004	Barclays Bank PLC Wholesale	3/18/2015	—	(8,934,190)	(8,934,190)
CHF	288,274,413	USD	326,323,699	Deutsche Bank AG London	3/18/2015	—	(11,674,489)	(11,674,489)
CHF	420,920,587	USD	476,977,533	J. Aron & Company	3/18/2015	—	(17,546,091)	(17,546,091)
CHF	450,052,598	USD	495,741,625	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(4,512,827)	(4,512,827)
EUR	186,861,453	USD	226,264,777	Barclays Bank PLC Wholesale	3/18/2015	—	(15,031,850)	(15,031,850)
EUR	163,867,675	USD	192,680,751	Deutsche Bank AG London	3/18/2015	—	(7,440,573)	(7,440,573)
EUR	182,304,245	USD	218,003,276	J. Aron & Company	3/18/2015	—	(11,921,934)	(11,921,934)
EUR	247,409,274	USD	297,842,823	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(18,165,102)	(18,165,102)
GBP	6,607,999	USD	10,328,104	Barclays Bank PLC Wholesale	3/18/2015	—	(377,999)	(377,999)
GBP	76,475,972	USD	119,041,225	Deutsche Bank AG London	3/18/2015	—	(3,886,251)	(3,886,251)
GBP	34,776,049	USD	53,624,308	J. Aron & Company	3/18/2015	—	(1,259,691)	(1,259,691)
GBP	11,020,115	USD	17,217,530	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(623,808)	(623,808)
JPY	28,099,329,781	USD	235,246,325	Barclays Bank PLC Wholesale	3/18/2015	$4,159,013	—	4,159,013
JPY	21,812,051,511	USD	183,575,318	Deutsche Bank AG London	3/18/2015	2,262,625	—	2,262,625
JPY	114,680,882,923	USD	959,496,361	J. Aron & Company	3/18/2015	17,580,881	—	17,580,881
JPY	25,847,422,064	USD	217,417,700	Morgan Stanley Capital Services, Inc.	3/18/2015	2,801,463	—	2,801,463
NOK	1,336,453,419	USD	183,003,088	Barclays Bank PLC Wholesale	3/18/2015	—	(10,225,530)	(10,225,530)
NOK	1,937,197,359	USD	261,834,535	Deutsche Bank AG London	3/18/2015	—	(11,392,416)	(11,392,416)
NOK	1,475,857,385	USD	202,888,905	J. Aron & Company	3/18/2015	—	(12,089,112)	(12,089,112)
NOK	2,018,871,750	USD	273,812,670	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(12,811,632)	(12,811,632)
NZD	99,830,489	USD	76,512,754	Deutsche Bank AG London	3/18/2015	—	(4,187,334)	(4,187,334)
NZD	92,944,543	USD	71,864,639	J. Aron & Company	3/18/2015	—	(4,527,965)	(4,527,965)
NZD	334,619,152	USD	254,823,464	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(12,397,822)	(12,397,822)
SEK	1,353,915,348	USD	171,785,939	Barclays Bank PLC Wholesale	3/18/2015	—	(8,091,806)	(8,091,806)
SEK	2,650,430,970	USD	342,561,345	Deutsche Bank AG London	3/18/2015	—	(22,112,951)	(22,112,951)
SEK	1,140,634,248	USD	149,752,287	J. Aron & Company	3/18/2015	—	(11,844,743)	(11,844,743)
SEK	1,796,272,393	USD	233,500,630	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(16,323,647)	(16,323,647)
SGD	17,475,128	USD	13,330,439	Deutsche Bank AG London	3/18/2015	—	(423,525)	(423,525)
SGD	226,607,886	USD	172,641,720	J. Aron & Company	3/18/2015	—	(5,271,917)	(5,271,917)
SGD	47,073,122	USD	35,981,656	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(1,214,024)	(1,214,024)
USD	34,431,078	AUD	43,783,188	Barclays Bank PLC Wholesale	3/18/2015	440,117	—	440,117
USD	42,985,812	AUD	52,438,337	Deutsche Bank AG London	3/18/2015	2,275,448	—	2,275,448

SEE NOTES TO FINANCIAL STATEMENTS13

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	297,358,682	AUD	366,265,774	J. Aron & Company	3/18/2015	$13,009,228	—	$13,009,228
USD	274,534,471	AUD	336,211,649	Morgan Stanley Capital Services, Inc.	3/18/2015	13,517,451	—	13,517,451
USD	85,071,084	CAD	105,864,574	Barclays Bank PLC Wholesale	3/18/2015	1,809,018	—	1,809,018
USD	181,670,687	CAD	221,577,501	Deutsche Bank AG London	3/18/2015	7,400,865	—	7,400,865
USD	341,982,293	CAD	403,297,301	J. Aron & Company	3/18/2015	24,790,571	—	24,790,571
USD	151,346,592	CAD	181,579,317	Morgan Stanley Capital Services, Inc.	3/18/2015	8,535,183	—	8,535,183
USD	33,225,734	CHF	32,285,113	Barclays Bank PLC Wholesale	3/18/2015	—	($2,013,208)	(2,013,208)
USD	259,303,450	CHF	253,653,497	Deutsche Bank AG London	3/18/2015	—	(17,557,308)	(17,557,308)
USD	789,055,212	CHF	772,718,042	J. Aron & Company	3/18/2015	—	(54,360,330)	(54,360,330)
USD	249,312,144	CHF	252,807,458	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(26,625,169)	(26,625,169)
USD	123,781,875	EUR	107,578,727	Barclays Bank PLC Wholesale	3/18/2015	2,172,154	—	2,172,154
USD	550,129,909	EUR	452,525,903	Deutsche Bank AG London	3/18/2015	38,583,145	—	38,583,145
USD	401,173,176	EUR	340,164,245	J. Aron & Company	3/18/2015	16,642,880	—	16,642,880
USD	274,907,711	EUR	230,529,821	Morgan Stanley Capital Services, Inc.	3/18/2015	14,310,956	—	14,310,956
USD	15,953,168	GBP	10,501,931	Deutsche Bank AG London	3/18/2015	139,710	—	139,710
USD	306,082,577	GBP	196,704,474	J. Aron & Company	3/18/2015	9,891,525	—	9,891,525
USD	8,279,867	GBP	5,316,082	Morgan Stanley Capital Services, Inc.	3/18/2015	275,089	—	275,089
USD	59,269,559	JPY	7,030,780,374	Barclays Bank PLC Wholesale	3/18/2015	—	(632,449)	(632,449)
USD	127,194,851	JPY	14,992,013,830	Deutsche Bank AG London	3/18/2015	—	(536,600)	(536,600)
USD	106,501,434	JPY	12,693,428,740	J. Aron & Company	3/18/2015	—	(1,646,150)	(1,646,150)
USD	450,541,381	JPY	54,188,852,603	Morgan Stanley Capital Services, Inc.	3/18/2015	—	(11,145,811)	(11,145,811)
USD	63,053,200	NOK	454,430,541	Barclays Bank PLC Wholesale	3/18/2015	4,304,128	—	4,304,128
USD	174,512,466	NOK	1,308,775,591	Deutsche Bank AG London	3/18/2015	5,313,113	—	5,313,113
USD	69,556,983	NOK	524,583,907	J. Aron & Company	3/18/2015	1,738,438	—	1,738,438
USD	200,035,559	NOK	1,511,579,645	Morgan Stanley Capital Services, Inc.	3/18/2015	4,617,572	—	4,617,572
USD	142,064,568	NZD	187,268,324	Barclays Bank PLC Wholesale	3/18/2015	6,391,990	—	6,391,990
USD	404,243,328	NZD	525,521,494	Deutsche Bank AG London	3/18/2015	23,512,327	—	23,512,327
USD	330,475,362	NZD	431,039,505	J. Aron & Company	3/18/2015	18,194,888	—	18,194,888
USD	335,090,026	NZD	436,158,271	Morgan Stanley Capital Services, Inc.	3/18/2015	19,101,098	—	19,101,098
USD	251,686,245	SEK	1,896,539,813	Barclays Bank PLC Wholesale	3/18/2015	22,386,502	—	22,386,502
USD	236,156,522	SEK	1,836,942,551	Deutsche Bank AG London	3/18/2015	14,062,340	—	14,062,340
USD	354,079,712	SEK	2,694,731,714	J. Aron & Company	3/18/2015	28,275,170	—	28,275,170
USD	646,408,262	SEK	4,964,971,004	Morgan Stanley Capital Services, Inc.	3/18/2015	46,122,118	—	46,122,118

14SEE NOTES TO FINANCIAL STATEMENTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	223,978,320	SGD	296,598,932	Barclays Bank PLC Wholesale	3/18/2015	$4,913,986	—	$4,913,986
USD	68,085,922	SGD	91,188,467	Deutsche Bank AG London	3/18/2015	735,238	—	735,238
USD	544,297,666	SGD	722,347,234	J. Aron & Company	3/18/2015	10,780,860	—	10,780,860
USD	377,891,597	SGD	501,877,685	Morgan Stanley Capital Services, Inc.	3/18/2015	7,210,897	—	7,210,897
						$398,257,987	($476,132,115)	($77,874,128)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar
JPY	Japanese Yen

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $1,871,560,880)	$1,871,694,808
Receivable for fund shares sold	2,353,028
Receivable for forward foreign currency exchange contracts	398,257,987
Interest receivable	6,189
Receivable due from advisor	9,477
Other receivables and prepaid expenses	79,035
Total assets	2,272,400,524
Liabilities
Payable for forward foreign currency exchange contracts	476,132,115
Payable for fund shares repurchased	1,157,273
Payable to affiliates
Accounting and legal services fees	34,649
Transfer agent fees	49,578
Trustees' fees	406
Other liabilities and accrued expenses	126,407
Total liabilities	477,500,428
Net assets	$1,794,900,096
Net assets consist of
Paid-in capital	$1,963,214,376
Accumulated net investment loss	(8,563,452)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(82,010,628)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(77,740,200)
Net assets	$1,794,900,096

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($44,786,484 ÷ 5,265,744 shares)[1]	$8.51
Class C ($393,161 ÷ 45,114 shares)[1]	$8.71
Class I ($380,610,288 ÷ 43,822,629 shares)	$8.69
Class R6 ($89,396,982 ÷ 10,234,550 shares)	$8.73
Class NAV ($1,279,713,181 ÷ 146,004,128 shares)	$8.76
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$8.77

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the six months ended 1-31-15 (unaudited)

Investment income
Interest	$476,815
Expenses
Investment management fees	8,368,104
Distribution and service fees	77,443
Accounting and legal services fees	108,733
Transfer agent fees	279,443
Trustees' fees	14,579
State registration fees	69,727
Printing and postage	19,592
Professional fees	36,433
Custodian fees	112,582
Registration and filing fees	63,561
Other	16,147
Total expenses	9,166,344
Less expense reductions	(126,077)
Net expenses	9,040,267
Net investment loss	(8,563,452)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(51,832,083)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(104,906,388)
Net realized and unrealized loss	(156,738,471)
Decrease in net assets from operations	($165,301,923)

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($8,563,452)	($12,625,456)
Net realized gain (loss)	(51,832,083)	32,789,905
Change in net unrealized appreciation (depreciation)	(104,906,388)	47,829,221
Increase (decrease) in net assets resulting from operations	(165,301,923)	67,993,670
Distributions to shareholders
From net realized gain
Class A	(1,637,943)	(2,367,167)
Class C1	(24,236)	—
Class I	(12,995,769)	(5,443,267)
Class R6	(3,057,072)	(2,910,158)
Class NAV	(42,076,790)	(75,237,482)
Total distributions	(59,791,810)	(85,958,074)
From fund share transactions	135,970,952	707,116,637
Total increase (decrease)	(89,122,781)	689,152,233
Net assets
Beginning of period	1,884,022,877	1,194,870,644
End of period	$1,794,900,096	$1,884,022,877
Accumulated net investment loss	($8,563,452)	—

1	The inception date for Class C shares is 8-28-14.

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$9.63		$9.91	$9.16	$8.58	$10.00
Net investment loss[3]	(0.06)		(0.13)	(0.14)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.76)		0.50	1.02	0.72	(1.28)
Total from investment operations	(0.82)		0.37	0.88	0.58	(1.42)
Less distributions
From net realized gain	(0.30)		(0.65)	(0.13)	—	—
Net asset value, end of period	$8.51		$9.63	$9.91	$9.16	$8.58
Total return (%)[4,5]	(8.61	) [6]	4.13	9.69	6.76	(14.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$48	$28	$11	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	[7]	1.42	1.61	1.74	1.56	[7]
Expenses including reductions	1.38	[7]	1.42	1.60	1.60	1.56	[7]
Net investment loss	(1.33	) [7]	(1.36)	(1.50)	(1.53)	(1.48	) [7]
Portfolio turnover (%)	—		—	—	—	—

1	Six months ended 1-31-15. Unaudited.
2	Period from 8-2-10 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Class C Shares Period ended	1-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.01
Net investment loss[2]	(0.09)
Net realized and unrealized loss on investments	(0.91)
Total from investment operations	(1.00)
Less distributions
From net realized gain	(0.30)
Net asset value, end of period	$8.71
Total return (%)[3,4]	(7.27	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.35	[7]
Expenses including reductions	2.25	[7]
Net investment loss	(2.20	) [7]
Portfolio turnover (%)	—

1	The inception date for Class C shares is 8-28-14. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$9.81		$10.05	$9.24	$8.61	$10.00
Net investment loss[3]	(0.05)		(0.10)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.77)		0.51	1.04	0.73	(1.30)
Total from investment operations	(0.82)		0.41	0.94	0.63	(1.39)
Less distributions
From net realized gain	(0.30)		(0.65)	(0.13)	—	—
Net asset value, end of period	$8.69		$9.81	$10.05	$9.24	$8.61
Total return (%)[4]	(8.45	) [5]	4.49	10.26	7.32	(13.90	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$381		$392	$65	$43	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[6]	1.05	1.11	1.17	1.05	[6]
Expenses including reductions	1.03	[6]	1.05	1.11	1.17	1.05	[6]
Net investment loss	(0.98	) [6]	(1.00)	(1.01)	(1.10)	(0.98	) [6]
Portfolio turnover (%)	—		—	—	—	—

1	Six months ended 1-31-15. Unaudited.
2	Period from 8-2-10 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Class R6 Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$9.86		$10.09	$9.27	$9.29
Net investment loss[3]	(0.04)		(0.09)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.79)		0.51	1.04	0.05
Total from investment operations	(0.83)		0.42	0.95	(0.02)
Less distributions
From net realized gain	(0.30)		(0.65)	(0.13)	—
Net asset value, end of period	$8.73		$9.86	$10.09	$9.27
Total return (%)[4]	(8.51	) [5]	4.58	10.34	(0.22	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$89		$81	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[6]	1.04	1.52	1.40	[6]
Expenses including reductions	0.90	[6]	0.99	1.05	1.05	[6]
Net investment loss	(0.85	) [6]	(0.94)	(0.95)	(0.97	) [6]
Portfolio turnover (%)	—		—	—	—

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class R6 shares is 11-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$9.89		$10.11	$9.28	$8.63	$10.00
Net investment loss[3]	(0.04)		(0.08)	(0.08)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.79)		0.51	1.04	0.73	(1.29)
Total from investment operations	(0.83)		0.43	0.96	0.65	(1.37)
Less distributions
From net realized gain	(0.30)		(0.65)	(0.13)	—	—
Net asset value, end of period	$8.76		$9.89	$10.11	$9.28	$8.63
Total return (%)[4]	(8.48	) [5]	4.66	10.43	7.53	(13.70	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,280		$1,363	$1,098	$901	$878
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	[6]	0.91	0.92	0.94	0.95	[6]
Expenses including reductions	0.90	[6]	0.91	0.92	0.93	0.95	[6]
Net investment loss	(0.85	) [6]	(0.85)	(0.82)	(0.86)	(0.86	) [6]
Portfolio turnover (%)	—		—	—	—	—

1	Six months ended 1-31-15. Unaudited.
2	Period from 8-2-10 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Absolute Return Currency Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve absolute return from investments in currency markets.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of January 31, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

24

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $528. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific expenses, such as state registration fees and printing and postage, for all-classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

25

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and derivative transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain

26

or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2015, the fund used forward foreign currency contracts to gain and manage foreign currency exposure. During the six months ended January 31, 2015, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $14.0 billion to $18.3 billion, as measured at each quarter end. Forward foreign currency contracts are presented in a table at the end of the Fund's investments.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$398,257,987	($476,132,115)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects certain fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure*
Barclays Bank PLC Wholesale	($28,012,401)	—	$30,076,225	$2,063,824
Deutsche Bank AG London	(21,544,466)	—	23,040,439	1,495,973
J. Aron & Company	(17,051,770)	—	25,098,686	8,046,916
Morgan Stanley Capital Services, Inc.	(11,265,491)	—	9,277,821	(1,987,670)
Totals	($77,874,128)	—	$87,493,171	$9,619,043

*Negative net exposure amounts represent instances where net collateral posted by the fund is less than net unrealized losses on derivative positions.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

Statement of operations location - Net realized gain (loss) on:
Risk	Investments and foreign currency transactions*
Foreign exchange contracts	($51,835,375)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

Statement of operations location - Net unrealized gain (loss) on:
Risk	Investments and translation of assets and liabilities in foreign currencies*
Foreign exchange contracts	($104,940,485)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

27

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor. on an annual basis, equal to the sum of: a) 0.95% of the first $250 million of the fund's average daily net assets; b) 0.90% of the next $250 million of the fund's average daily net assets; and c) 0.85% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with First Quadrant, L.P. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.25% for Class C shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses and blue sky fees and printing and postage for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on November 30, 2015,

28

unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

Effective December 1, 2014, the Advisor has voluntarily agreed to waive and/or reimburse all blue-sky fees and printing and postage for the fund until November 30, 2015.

The expense reductions described above amounted to the following for the six months ended January 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$2,855	Class R6	$20,985
Class C	3,975	Class NAV	75,245
Class I	23,017	Total	$126,077

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2015 were equivalent to a net annual effective rate of 0.86% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% and 1.00% for Class A and Class C shares, respectively, for distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,349 for the six months ended January 31, 2015. Of this amount, $2,645 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,704 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other

29

John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Shares Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$75,553	$30,871	$12,468	$1,247
Class C	1,890	232	4,359	23
Class I	—	240,690	23,198	4,870
Class R6	—	7,650	7,095	650
Total	$77,443	$279,443	$47,120	$6,790

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2015 to January 31, 2015, state registration fees and printing and postage amounted to $22,607 and $12,802, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,601,294	$15,262,251	4,117,805	$39,711,024
Distributions reinvested	184,097	1,634,783	258,866	2,363,445
Repurchased	(1,504,079)	(13,810,149)	(2,263,473)	(21,542,273)
Net increase	281,312	$3,086,885	2,113,198	$20,532,196
Class C shares[1]
Sold	86,954	$849,212	—	—
Distributions reinvested	2,327	21,201	—	—
Repurchased	(44,167)	(376,777)	—	—
Net increase	45,114	$493,636	—	—
Class I shares
Sold	10,564,892	$101,101,837	37,266,729	$363,910,879
Distributions reinvested	1,408,003	12,756,508	532,117	4,938,050
Repurchased	(8,154,714)	(76,328,196)	(4,223,811)	(41,396,987)
Net increase	3,818,181	$37,530,149	33,575,035	$327,451,942

30

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class R6 Shares
Sold	5,198,435	$52,121,344	8,047,803	$79,526,488
Distributions reinvested	79,635	726,268	18,478	172,217
Repurchased	(3,263,463)	(31,036,542)	(231,845)	(2,314,444)
Net increase	2,014,607	$21,811,070	7,834,436	$77,384,261
Class NAV shares
Sold	10,993,476	$102,289,558	31,875,856	$312,057,054
Distributions reinvested	4,598,556	42,076,790	8,046,790	75,237,482
Repurchased	(7,381,923)	(71,317,136)	(10,669,662)	(105,546,298)
Net increase	8,210,109	$73,049,212	29,252,984	$281,748,238
Total net increase	14,369,323	$135,970,952	72,775,653	$707,116,637

1 The inception date for Class C shares is 8-28-14.

Affiliates of the fund owned 22% and 100% of shares of beneficial interest of Class C and Class NAV shares, respectively, on January 31, 2015.

Note 7 — Purchase and sale of securities

For the six months ended January 31, 2015, all purchases and sales of investments were short-term.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2015, funds within the John Hancock group of funds complex held 71.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Balanced Portfolio	19.1%
John Hancock Lifestyle Growth Portfolio	17.9%
John Hancock Alternative Asset Allocation Fund	8.5%
John Hancock Lifestyle Conservative Portfolio	7.1%
John Hancock Lifestyle Moderate Portfolio	5.9%

31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

First Quadrant, L.P.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

32

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216828	364SA 1/15 3/15

John Hancock

Fundamental All Cap Core Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve (Fed) has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. A Fed move to hike interest rates might also have unfavorable implications for U.S. investors holding non-dollar-denominated assets. Indeed, during the period, the mere prospect of rising rates in the United States helped drive the U.S. dollar higher relative to most major currencies throughout the world, which—all else being equal—made most foreign assets cheaper in U.S. dollar terms.

At John Hancock Investments, we are closely monitoring all of our portfolios, communicating regularly with their managers about these topics and many others. Now may also be a good time for you to discuss your portfolio strategy with your financial advisor to determine if it continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
29	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks continued to advance

The U.S. stock market posted solid gains, benefiting from improved domestic economic data, favorable corporate earnings reports, and continued low interest rates.

Larger-cap stocks generally outperformed small caps

Investors favored large- and mid-cap stocks over small-cap equities, with the strongest returns coming from the more defensive utilities, healthcare, and consumer staples sectors.

Security selection hampered relative performance

Stock selection in the information technology and financials sectors and positioning in healthcare were among the biggest detractors from the fund's performance versus its benchmark, the Russell 3000 Index.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies.Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Illiquid securities may be difficult to sell at a price approximating their value. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Managers Emory W. (Sandy) Sanders, Jr., CFA, and Walter T. McCormick, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

Walter T. McCormick, CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the market environment during the six-month period ended January 31, 2015?

The market was choppy, but positive. U.S. stocks benefited from better-than-expected domestic economic growth, favorable corporate earnings reports, and continued low interest rates. However, concern over disappointing global economic data, potentially higher interest rates, and plunging oil prices led to volatility. The market regained its momentum whenever these worries subsided, including in mid-December when the U.S. Federal Reserve said it would take a patient approach to raising short-term interest rates. But stocks retreated again in January, hampered in part by a strong U.S. dollar and weaker-than-anticipated fourth-quarter GDP data. Over the period, large- and mid-cap stocks beat small caps, with the strongest gains coming from the more defensive utilities, healthcare, and consumer staples sectors. By contrast, energy stocks fell sharply as oil prices declined.

What caused the fund to lag its benchmark, the Russell 3000 Index?

Security selection is usually the key to relative performance, and this six-month period was no exception. We maintained the fund's long-term focus on financially sound companies with competitive advantages and the ability to generate substantial cash flow over a sustained period. As always, we sought to buy stocks across all market caps when they appeared to be selling at a discount to our estimate of intrinsic value due to depressed fundamentals (such as sales growth and profit margins) and weak investor sentiment. However, the fund lost ground from disappointing security selection in the information technology and financials sectors and from positioning in healthcare.

Let's start off by talking about what happened in tech.

The fund had a large overweight here—on average nearly 28% of assets—mostly because that's where we had found a lot of opportunities meeting our investment criteria. Much of the

4

"... the fund lost ground from disappointing security selection in the information technology and financials sectors ..."
underperformance, however, came from a good-sized stake in online personal financial information provider Bankrate, Inc. Its stock slid on news that the SEC was formally investigating the company's 2012 financial reports, which led to the resignation of the company's chief financial officer. In addition, an overweight in QUALCOMM, Inc., which makes semiconductor chips for smartphones, hurt, as the company's highly profitable licensing business encountered antimonopoly challenges from the Chinese government.

Where did the fund lose ground in healthcare and financials?

Having a sizable underweight in healthcare detracted as the sector outperformed. Many healthcare stocks were simply too expensive to meet our valuation criteria. Stock picks here also weighed on performance, largely because of an investment we made during the period in Theravance, Inc., a healthcare royalty management company. Theravance entered into an agreement to have pharmaceutical company GlaxoSmithKline, Inc. (which is not in the portfolio) market some of its products. When sales fell short of expectations, Theravance's stock went down. We ended up eliminating Theravance from the portfolio. By contrast, the fund had a large overweight in financials, with a bias toward companies that would benefit from higher interest rates. Many of these stocks remained under pressure as yields declined. Disappointments included property and casualty insurer American International Group, Inc., which saw continued low interest rates dampen its ability to generate investment income.

SECTOR COMPOSITION AS OF 1/31/15 (%)

5

"We've continued to favor more economically sensitive sectors because that's where we've found the most opportunities meeting our investment criteria."

What impact did energy have on performance?

Energy, which was the weakest performer in the index, was actually a top relative contributor for the fund. That's because the fund had a sizable underweight that more than offset modestly disappointing stock selection. However, the fund did have some energy-related holdings that were sizable individual detractors. They included natural gas-focused exploration and production companies Range Resources Corp. and Cabot Oil & Gas Corp., which saw sharp share price declines due to low energy prices and pipeline capacity constraints in the Marcellus Shale. In industrials, equipment rental company United Rentals, Inc. hurt, as concern over slowing demand from the energy industry pressured the stock.

Were there other sectors where the fund outperformed?

Yes. Consumer discretionary was definitely a bright spot due to security selection. Standouts here included home builder Lennar Corp., which benefited from strong order growth, an increase in home sales, and higher average selling prices. In addition, home improvement retailer Lowe's Companies, Inc. saw improved pricing and customer service boost organic same-store sales growth and its stock. Another winner was e-commerce leader Amazon.com, Inc., a sizable overweight that surged late in the period when the company released much better-than-expected fourth-quarter profit numbers, thanks to the growing popularity of its Amazon Prime delivery service and cloud-based computing services.

TOP 10 HOLDINGS AS OF 1/31/15 (%)

Amazon.com, Inc.	8.2
Bank of America Corp.	4.4
Lennar Corp., Class A	4.3
Citigroup, Inc.	4.0
Facebook, Inc., Class A	4.0
The Goldman Sachs Group, Inc.	3.2
Bankrate, Inc.	3.1
American International Group, Inc.	3.1
QUALCOMM, Inc.	3.1
Morgan Stanley	2.8
Total	40.2
As a percentage of net assets.
Cash and cash equivalents are not included.

6

Which other stocks gave a boost to performance?

Small-cap healthcare staffing company AMN Healthcare Services, Inc. was a top contributor, thanks to growing demand for nurses, better pricing for physicians, and news of recent acquisitions that expand the company's capabilities. In materials, a timely investment in Louisiana-Pacific Corp. stood out. The company, which makes an engineered wood particleboard that is more technologically advanced than generic plywood, saw its stock lifted by expectations both that a large buyout within the industry would stabilize pricing and that the U.S. housing market would continue its recovery.

Did you change the fund much over the period?

We continued to favor more economically sensitive sectors, ending the period with continued overweights in the consumer discretionary, financials, and information technology sectors. However, we reduced or eliminated a couple of tech positions that had appreciated, lowering exposure to the sector, and shifted the proceeds into consumer discretionary securities that we thought had more upside potential. We maintained a bias toward large-cap stocks, which, in our opinion, still offered the most attractive current valuations relative to forward earnings estimates. We tend to be long-term investors, believing that the market will likely recognize the value that we see once the short-term issues that are depressing a particular company's earnings start to dissipate.

Can you tell us about upcoming changes to the fund's management?

Effective March 1, 2015, we will add a new portfolio manager, Jonathan White, CFA. Jonathan was an analyst on our U.S. Core Value Equity team who focused on the consumer discretionary and consumer staples sectors.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Walter T. McCormick, CFA On the fund since 2011 Investing since 1970
Jonathan White, CFA On the fund since 2015 Investing since 1997

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, and Walter T. McCormick, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	Since inception		6-month	Since inception
Class A	1.10	11.60	[1]	-3.83	49.64	[1]
Class C	- -	- -		-0.04	-1.21	[2]
Class I3	6.84	13.64	[1]	1.42	59.89	[1]
Class NAV[3]	- -	- -		1.51	0.46	[4]
Index†	12.99	13.41	[1]	4.38	58.70	[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross (%)	1.58	2.27	1.26	1.14
Net (%)	1.30	2.00	0.94	1.14

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 3000 Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 3000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-27-14	9,879	9,976	10,265
Class I3	6-1-11	15,989	15,989	15,870
Class NAV[3]	6-26-14	10,046	10,046	10,265

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 6-1-11.
2	From 6-27-14.
3	For certain types of investors as described in the fund's prospectuses.
4	From 6-26-14.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,012.30	$6.59	1.30%
Class C	1,000.00	1,009.40	10.13	2.00%
Class I	1,000.00	1,014.20	4.77	0.94%
Class NAV	1,000.00	1,015.10	4.11	0.81%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.70	$6.61	1.30%
Class C	1,000.00	1,015.10	10.16	2.00%
Class I	1,000.00	1,020.50	4.79	0.94%
Class NAV	1,000.00	1,021.10	4.13	0.81%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 97.4%		$138,856,773
(Cost $138,787,079)
Consumer discretionary 26.3%		37,538,646
Hotels, restaurants and leisure 1.7%
Starbucks Corp.	27,597	2,415,561
Household durables 8.4%
Lennar Corp., Class A	135,446	6,082,880
NVR, Inc. (I)	2,207	2,768,086
Tempur Sealy International, Inc. (I)	57,073	3,140,727
Internet and catalog retail 8.2%
Amazon.com, Inc. (I)	33,148	11,751,960
Specialty retail 5.4%
CarMax, Inc. (I)	45,289	2,812,447
Group 1 Automotive, Inc.	29,225	2,349,398
Lowe's Companies, Inc.	36,309	2,460,298
Textiles, apparel and luxury goods 2.6%
adidas AG	54,606	3,757,289
Consumer staples 2.4%		3,444,645
Beverages 2.4%
Diageo PLC, ADR	11,066	1,307,227
SABMiller PLC	39,243	2,137,418
Energy 6.0%		8,567,489
Energy equipment and services 3.6%
National Oilwell Varco, Inc.	18,050	982,462
Schlumberger, Ltd.	27,812	2,291,431
Weatherford International PLC (I)	181,566	1,875,577
Oil, gas and consumable fuels 2.4%
Cabot Oil & Gas Corp.	64,127	1,699,366
Range Resources Corp.	37,144	1,718,653
Financials 25.2%		35,855,991
Banks 9.6%
Bank of America Corp.	415,003	6,287,295
CIT Group, Inc.	36,880	1,616,082
Citigroup, Inc.	121,852	5,720,951
Capital markets 11.0%
AllianceBernstein Holding LP	163,716	3,955,379
Morgan Stanley	117,322	3,966,657
T. Rowe Price Group, Inc.	40,075	3,154,704
The Goldman Sachs Group, Inc.	26,608	4,587,485

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.5%
Santander Consumer USA Holdings, Inc.	118,684	$2,118,509
Insurance 3.1%
American International Group, Inc.	91,036	4,448,929
Health care 3.9%		5,529,562
Biotechnology 1.9%
Amgen, Inc.	18,026	2,744,639
Health care providers and services 1.4%
AMN Healthcare Services, Inc. (I)	107,921	2,031,073
Health care technology 0.6%
Castlight Health, Inc., B Shares (I)	84,893	753,850
Industrials 6.5%		9,224,469
Aerospace and defense 1.7%
TransDigm Group, Inc.	11,569	2,377,777
Electrical equipment 1.6%
Sensata Technologies Holding NV (I)	45,617	2,249,830
Machinery 0.3%
The Manitowoc Company, Inc.	21,482	401,713
Professional services 1.6%
IHS, Inc., Class A (I)	20,262	2,332,764
Trading companies and distributors 1.3%
United Rentals, Inc. (I)	22,479	1,862,385
Information technology 22.7%		32,369,474
Communications equipment 3.1%
QUALCOMM, Inc.	70,206	4,385,067
Internet software and services 15.7%
Alibaba Group Holding, Ltd., ADR (I)	4,207	374,760
Bankrate, Inc. (I)	357,652	4,463,497
eBay, Inc. (I)	70,227	3,722,031
Facebook, Inc., Class A (I)	74,692	5,669,870
Google, Inc., Class A (I)	5,622	3,022,106
Google, Inc., Class C (I)	4,027	2,152,512
LinkedIn Corp., Class A (I)	13,014	2,924,766
IT services 1.3%
Blackhawk Network Holdings, Inc., Class B (I)	54,770	1,813,435
Software 1.3%
Workday, Inc., Class A (I)	24,199	1,922,853
Technology hardware, storage and peripherals 1.3%
NetApp, Inc.	50,756	1,918,577

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Materials 4.4%		$6,326,497
Containers and packaging 2.1%
Avery Dennison Corp.	57,191	2,989,374
Paper and forest products 2.3%
Louisiana-Pacific Corp. (I)	203,856	3,337,123
	Par value	Value
Short-term investments 0.7%		$1,030,000
(Cost $1,030,000)
Repurchase agreement 0.7%		1,030,000
Barclays Tri-Party Repurchase Agreement dated 1-30-15 at 0.030% to be repurchased at $1,030,003 on 2-2-15, collateralized by $861,200 U.S. Treasury Inflation Indexed Notes, 1.875% due 7-15-15 (valued at $1,050,612, including interest)	1,030,000	1,030,000
Total investments (Cost $139,817,079)† 98.1%		$139,886,773
Other assets and liabilities, net 1.9%		$2,753,130
Total net assets 100.0%		$142,639,903

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $139,894,561. Net unrealized depreciation aggregated $7,788, of which $7,905,239 related to appreciated investment securities and $7,913,027 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $139,817,079)	$139,886,773
Cash	72,034
Foreign currency, at value (Cost $39,863)	37,995
Receivable for investments sold	2,777,650
Receivable for fund shares sold	82,116
Dividends and interest receivable	28,004
Other receivables and prepaid expenses	26,421
Total assets	142,910,993
Liabilities
Payable for investments purchased	178,077
Payable for fund shares repurchased	56,751
Payable to affiliates
Accounting and legal services fees	2,457
Transfer agent fees	2,771
Investment management fees	523
Other liabilities and accrued expenses	30,511
Total liabilities	271,090
Net assets	$142,639,903
Net assets consist of
Paid-in capital	$141,815,462
Accumulated distributions in excess of net investment income	(182,021)
Accumulated net realized gain (loss) on investments and foreign currency transactions	938,636
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	67,826
Net assets	$142,639,903

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($17,323,494 ÷ 1,225,898 shares)[1]	$14.13
Class C ($678,732 ÷ 48,028 shares)[1]	$14.13
Class I ($6,482,328 ÷ 456,460 shares)	$14.20
Class NAV ($118,155,349 ÷ 8,321,218 shares)	$14.20
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.87

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the six months ended 1-31-15 (unaudited)

Investment income
Dividends	$752,924
Interest	303
Total investment income	753,227
Expenses
Investment management fees	510,477
Distribution and service fees	25,819
Accounting and legal services fees	8,546
Transfer agent fees	14,620
Trustees' fees	1,230
State registration fees	26,308
Printing and postage	2,077
Professional fees	19,827
Custodian fees	9,151
Registration and filing fees	26,020
Expense recapture	29,746
Other	3,390
Total expenses	677,211
Less expense reductions	(19,004)
Net expenses	658,207
Net investment income	95,020
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	2,784,353
2,784,353
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	28,766
28,766
Net realized and unrealized gain	2,813,119
Increase in net assets from operations	$2,908,139

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited )
Increase (decrease) in net assets
From operations
Net investment income (loss)	$95,020	($22,517)
Net realized gain	2,784,353	2,342,303
Change in net unrealized appreciation (depreciation)	28,766	(1,423,246)
Increase in net assets resulting from operations	2,908,139	896,540
Distributions to shareholders
From net investment income
Class A	—	(7,360)
Class I	(9,284)	(11,647)
Class NAV	(267,757)	—
From net realized gain
Class A	(451,524)	(509,810)
Class C	(14,746)	—
Class I	(194,076)	(140,201)
Class NAV	(3,226,759)	—
Total distributions	(4,164,146)	(669,018)
From fund share transactions	(4,736,717)	137,041,449
Total increase (decrease)	(5,992,724)	137,268,971
Net assets
Beginning of period	148,632,627	11,363,656
End of period	$142,639,903	$148,632,627
Accumulated distributions in excess of net investment income	($182,021)	—

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$14.33		$12.88	$9.96	$9.73	$10.00
Net investment income (loss)[3]	(0.02)		— [4]	0.06	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.22		2.12	3.16	0.28	(0.26)
Total from investment operations	0.20		2.12	3.22	0.30	(0.27)
Less distributions
From net investment income	—		(0.01)	(0.06)	(0.02)	—
From net realized gain	(0.40)		(0.66)	(0.24)	(0.05)	—
Total distributions	(0.40)		(0.67)	(0.30)	(0.07)	—
Net asset value, end of period	$14.13		$14.33	$12.88	$9.96	$9.73
Total return (%)[5,6]	1.23	[7]	16.62	32.93	3.15	(2.70	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$14	$9	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	[8]	1.78	2.78	5.62	5.77	[8]
Expenses including reductions	1.30	[8]	1.30	1.30	1.30	1.30	[8]
Net investment income (loss)	(0.33	) [8]	(0.02)	0.51	0.24	(0.33	) [8]
Portfolio turnover (%)	26		44	59	47	8

1	Six months ended 1-31-15. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.

18SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	1-31-15	[1]	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$14.37		$14.54
Net investment loss[3]	(0.09)		(0.02)
Net realized and unrealized gain (loss) on investments	0.25		(0.15)
Total from investment operations	0.16		(0.17)
Less distributions
From net investment income	—		—
From net realized gain	(0.40)		—
Total distributions	(0.40)		—
Net asset value, end of period	$14.13		$14.37
Total return (%)[4,5,6]	0.94		(1.17)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.17	[8]	17.05	[8]
Expenses including reductions	2.00	[8]	2.00	[8]
Net investment loss	(1.18	) [8]	(1.39	) [8]
Portfolio turnover (%)	26		44	[9]

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$14.39		$12.93	$9.99	$9.74	$10.00
Net investment income[3]	0.01		0.05	0.09	0.07	—	[4]
Net realized and unrealized gain (loss) on investments	0.22		2.12	3.19	0.28	(0.26)
Total from investment operations	0.23		2.17	3.28	0.35	(0.26)
Less distributions
From net investment income	(0.02)		(0.05)	(0.10)	(0.05)	—
From net realized gain	(0.40)		(0.66)	(0.24)	(0.05)	—
Total distributions	(0.42)		(0.71)	(0.34)	(0.10)	—
Net asset value, end of period	$14.20		$14.39	$12.93	$9.99	$9.74
Total return (%)[5]	1.42	[6]	17.01	34.48	3.63	(2.60	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[7]	1.76	3.18	7.00	5.45	[7]
Expenses including reductions	0.94	[7]	0.94	0.91	0.84	0.84	[7]
Net investment income	0.09	[7]	0.37	0.80	0.75	0.14	[7]
Portfolio turnover (%)	26		44	59	47	8

1	Six months ended 1-31-15. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	1-31-15	[1]	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$14.39		$14.54
Net investment income[3]	0.01		—	[4]
Net realized and unrealized gain (loss) on investments	0.23		(0.15)
Total from investment operations	0.24		(0.15)
Less distributions
From net investment income	(0.03)		—
From net realized gain	(0.40)		—
Total distributions	(0.43)		—
Net asset value, end of period	$14.20		$14.39
Total return (%)[5,6]	1.51		(1.03)
Ratios and supplemental data
Net assets, end of period (in millions)	$118		$128
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[7]	0.87	[7]
Expenses including reductions	0.81	[7]	0.87	[7]
Net investment income (loss)	0.19	[7]	(0.26	) [7]
Portfolio turnover (%)	26		44	[8]

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class NAV shares is 6-26-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$37,538,646	$33,781,357	$3,757,289	—
Consumer staples	3,444,645	1,307,227	2,137,418	—
Energy	8,567,489	8,567,489	—	—
Financials	35,855,991	35,855,991	—	—
Health care	5,529,562	5,529,562	—	—
Industrials	9,224,469	9,224,469	—	—
Information technology	32,369,474	32,369,474	—	—
Materials	6,326,497	6,326,497	—	—
Short-term investments	1,030,000	—	1,030,000	—
Total Investments in Securities	$139,886,773	$132,962,066	$6,924,707	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

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Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $234. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific expenses, such as state registration fees, and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, equal to the sum of: a) 0.675% of the first $2.5 billion of the fund's aggregate average daily net assets together with the assets of Fundamental All Cap Core Trust, as series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expense at 1.30%, 2.00% and 0.94% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

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The expense reductions described above amounted to the following for the six months ended January 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	2,081	Class NAV	$4,532
Class C	5,399	Total	19,004
Class I	6,992

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2015 were equivalent to a net annual effective rate of 0.65% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the six months ended January 31, 2015 was $29,746. These amounts were $2,958, $26, $1,816, and $24,946, respectively for Class A, Class C, Class I, and Class NAV.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% and 1.00% for Class A shares and Class C shares, respectively, for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $47,813 for the six months ended January 31, 2015. Of this amount, $7,985 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $39,209 was paid as sales commissions to broker-dealers and $619 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSCs received by the Distributor for Class A and Class C.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small

26

accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

Class	Distribution and Service Fees	Transfer Agent Fees	State Registration Fees	Printing and Postage Fees
A	$24,118	$9,897	$5,909	$1,022
C	1,701	213	5,475	21
I	—	4,510	6,723	326
NAV	—	—	—	—
TOTAL	$25,819	$14,620	$18,107	$1,369

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2014 to January 31, 2015, state registration fees and printing and postage amounted to $8,201 and $708, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	313,710	$4,608,258	408,569	$5,649,622
Distributions reinvested	25,236	376,013	28,203	390,311
Repurchased	(116,554)	(1,704,076)	(119,234)	(1,652,524)
Net increase	222,392	$3,280,195	317,538	$4,387,409
Class C shares[1]
Sold	43,766	$645,613	8,387	$121,980
Distributions reinvested	716	10,683	—	—
Repurchased	(4,841)	(70,388)	—	—
Net increase	39,641	$585,908	8,387	$121,980
Class I shares
Sold	387,467	$5,619,437	240,996	$3,382,611
Distributions reinvested	13,586	203,360	10,948	151,849
Repurchased	(342,605)	(5,154,306)	(49,459)	(673,796)
Net increase	58,448	$668,491	202,485	$2,860,664
Class NAV shares[2]
Sold	241,639	$3,513,192	9,284,732	$135,000,000
Distributions reinvested	233,435	3,494,516	—	—
Repurchased	(1,079,210)	(16,279,019)	(359,378)	(5,328,604)
Net increase (decrease)	(604,136)	($9,271,311)	8,925,354	$129,671,396
Total net increase (decrease)	(283,655)	($4,736,717)	9,453,764	$137,041,449

1 The inception date for Class C shares is 6-27-14.

2 The inception date for Class NAV shares is 6-26-14.

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Affiliates of the fund owned 15%, 14% and 100% of shares of beneficial interest of Class A, Class C and Class NAV, respectively, on January 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $38,349,505 and $46,785,658, respectively, for the six months ended January 31, 2015.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

29

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective's, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216829	376SA 1/15 3/15

John Hancock

Fundamental Large Cap Core Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve (Fed) has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. A Fed move to hike interest rates might also have unfavorable implications for U.S. investors holding non-dollar-denominated assets. Indeed, during the period, the mere prospect of rising rates in the United States helped drive the U.S. dollar higher relative to most major currencies throughout the world, which—all else being equal—made most foreign assets cheaper in U.S. dollar terms.

At John Hancock Investments, we are closely monitoring all of our portfolios, communicating regularly with their managers about these topics and many others. Now may also be a good time for you to discuss your portfolio strategy with your financial advisor to determine if it continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
20	Notes to financial statements
26	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks continued to advance

The U.S. stock market posted a solid gain, benefiting from improved domestic economic data, favorable corporate earnings reports, and continued low interest rates.

Larger-cap stocks and more defensive sectors generally led the market

Investors favored larger-cap stocks and more defensive sectors, including utilities, healthcare, and consumer staples.

Security selection detracted from relative performance

The fund lagged its benchmark, the S&P 500 Index, and was hurt the most by security selection in financials, but also by underexposure to some top-performing sectors.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies.Large company stocks could fall out of favor. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Illiquid securities may be difficult to sell at a price approximating their value. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Managers Emory W. (Sandy) Sanders, Jr., CFA, and Walter T. McCormick, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

Walter T. McCormick, CFA
Portfolio Manager
John Hancock Asset Management

How would you characterize the market environment during the six-month period ended January 31, 2015?

The market was choppy, but positive. U.S. stocks benefited from better-than-expected domestic economic growth, favorable corporate earnings reports, and continued low interest rates. However, concern over disappointing global economic data, potentially higher interest rates, and plunging oil prices led to volatility.The market regained its momentum whenever these worries subsided, including in mid-December when the U.S. Federal Reserve said it would take a patient approach to raising short-term interest rates. But stocks retreated again in January, hampered in part by a strong U.S. dollar and weaker-than-anticipated fourth-quarter U.S. GDP. Over this period, investors favored larger-cap stocks and more defensive sectors including utilities, healthcare, and consumer staples.

Did this backdrop affect the fund's performance relative to its benchmark, the S&P 500 Index?

It was definitely a factor. We maintained the fund's long-term focus on financially sound, large-cap companies with competitive advantages and the ability to generate substantial cash flow over a sustained period. As always, we sought to buy stocks with these criteria when they appeared to be selling at a discount to our estimate of intrinsic value due to depressed fundamentals (such as sales growth and profit margins) and weak investor sentiment. However, both security selection and sector allocations hindered relative performance. One reason was because interest rates stayed so low, and the fund had a bias toward financial companies that could benefit from higher interest rates. Stock selection in financials—on average about 26% of the fund's assets and a sizable overweight—was the single biggest detractor from relative performance. At the same time, the fund was underexposed to the top-performing utilities, healthcare, and consumer staples sectors, where we found many stocks to be too expensive to meet our valuation criteria.

4

"The fund's long-time overweight in large U.S. banks hurt, as continued low interest rates... hampered the returns in the group."

Let's talk about where the fund fell behind in financials.

The fund's long-time overweight in large U.S. banks hurt, as continued low interest rates, subdued loan growth, and a slowdown in the U.S. housing recovery hampered returns in the group. Regulatory scrutiny and litigation costs also weighed on the industry's performance. Individual disappointments included investment bank and top holding JPMorgan Chase & Co., which was also pressured by a difficult trading environment. A sizable stake in property and casualty insurer American International Group, Inc. further detracted, as low interest rates hindered the industry's ability to generate investment income.

Where else did the fund lose ground versus the index?

Security selection in information technology and industrials was also disappointing. In tech—which averaged 26% of the fund's assets—individual detractors included QUALCOMM, Inc. and EMC Corp., both of which were sizable overweights. QUALCOMM, which makes semiconductor chips for smartphones, saw its stock decline as its highly profitable licensing business encountered antimonopoly challenges from the Chinese government. Shares of data storage leader EMC slid when the company's revenue growth fell short of expectations due to competition from newer cloud-based storage offerings. In industrials, not owning some top-performing index components and having overweights in stocks that were near-term disappointments hindered results.

SECTOR COMPOSITION AS OF 1/31/15 (%)

5

"We've retained the fund's bias toward more economically sensitive sectors ..."

Energy stocks were the weakest performers by far in the index. Did the fund lose ground here?

Yes, it did. Plunging crude oil prices and a restructuring that has yet to yield results pressured the performance of U.S.-based exploration and production (E&P) company Apache Corp., while concern that lower oil prices would lead producers to cut back on drilling hampered the return of global energy services company Schlumberger, Ltd. Falling energy prices also hurt E&P company Occidental Petroleum Corp., although the recent spin-off of its California properties helped limit the stock's downside. Last, low gas prices as well as pipeline capacity constraints depressed shares of natural gas-focused producers Southwestern Energy Company and Cabot Oil & Gas Corp. All of these positions were sizable overweights.

Which investment decisions boosted relative performance?

Security selection in consumer discretionary was a bright spot. The fund benefited from owning a number of names tied to the U.S. housing recovery. Home builder Lennar Corp. saw strong order growth, increased home sales, and higher average selling prices boost its share price. In addition, an investment in home improvement retailer Lowe's Companies, Inc. gained as improved pricing and customer service helped boost the company's organic same-store sales growth rate. Another standout was e-commerce leader and top holding Amazon.com, Inc. Its stock surged late in the period when the company released much better-than-expected fourth-quarter profit numbers, thanks to the growing popularity of its Prime delivery service and cloud-based computing services.

TOP 10 HOLDINGS AS OF 1/31/15 (%)

Amazon.com, Inc.	6.0
Apple, Inc.	5.4
Bank of America Corp.	4.3
Facebook, Inc., Class A	4.2
JPMorgan Chase & Co.	4.1
Citigroup, Inc.	3.9
QUALCOMM, Inc.	3.5
Lennar Corp., Class A	3.1
The Goldman Sachs Group, Inc.	3.0
American International Group, Inc.	2.7
Total	40.2
As a percentage of net assets.
Cash and cash equivalents are not included.

6

Which other stocks were top contributors?

Another winner in consumer discretionary was used car retailer CarMax, Inc., which saw better-than-expected same-store sales and news of a $2 billion increase in share buybacks drive a sharp gain in its stock. In information technology, consumer technology leader Apple, Inc. stood out, as strong demand for the new iPhone 6 helped drive quarterly profits that set an all-time record for publicly traded companies. All of the top contributors we've mentioned were sizable overweights. In addition, the decision to avoid exposure to telecommunication services and materials was a good one, as both sectors were weak performers over the six-month period.

What changes did you make to the fund over the past six months?

Actually, the positioning hasn't shifted much. We've retained the fund's bias toward more economically sensitive sectors, largely driven by the fact that we've found value in a number of companies that stand to benefit from a pickup in overall economic activity. At period end, over 65% of the fund's assets were in the information technology, financials, and consumer discretionary sectors. We made some adjustments to individual holdings as opportunities arose. However, we tend to take a long-term view of each stock we put in the portfolio, believing that the market will likely recognize the value that we see once the short-term issues that are depressing a particular company's earnings power start to dissipate.

Can you tell us about upcoming changes to the fund's management?

Effective March 1, 2015, we will add a new portfolio manager, Jonathan White, CFA. Jonathan was an analyst on our U.S. Core Value Equity team who focused on the consumer discretionary and consumer staples sectors.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Walter T. McCormick, CFA On the fund since 2011 Investing since 1970
Jonathan White, CFA On the fund since 2015 Investing since 1997

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, and Walter T. McCormick, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	1.27	10.45	-4.35	44.05
Class I2	7.02	12.47	0.89	53.97
Index†	14.22	13.73	4.37	60.39

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Gross (%)	1.54	1.22
Net (%)	1.30	0.94

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	6-1-11	15,397	15,397	16,039

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 6-1-11.
2	For certain types of investors as described in the fund's prospectus.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,006.90	$6.58	1.30%
Class I	1,000.00	1,008.90	4.76	0.94%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.70	$6.61	1.30%
Class I	1,000.00	1,020.50	4.79	0.94%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 95.6%		$48,169,755
(Cost $43,361,365)
Consumer discretionary 20.0%		10,078,316
Hotels, restaurants and leisure 2.2%
McDonald's Corp.	5,497	508,143
Starbucks Corp.	6,843	598,968
Household durables 6.9%
Lennar Corp., Class A	34,719	1,559,230
NVR, Inc. (I)	786	985,825
Tempur Sealy International, Inc. (I)	17,004	935,730
Internet and catalog retail 6.0%
Amazon.com, Inc. (I)	8,470	3,002,866
Specialty retail 3.9%
CarMax, Inc. (I)	14,347	890,949
Lowe's Companies, Inc.	15,898	1,077,248
Textiles, apparel and luxury goods 1.0%
adidas AG	7,548	519,357
Consumer staples 4.2%		2,129,099
Beverages 4.2%
Diageo PLC, ADR	5,781	682,910
PepsiCo, Inc.	9,130	856,211
SABMiller PLC	10,832	589,978
Energy 8.5%		4,305,088
Energy equipment and services 2.6%
Schlumberger, Ltd.	16,038	1,321,371
Oil, gas and consumable fuels 5.9%
Apache Corp.	8,563	535,787
Cabot Oil & Gas Corp.	14,945	396,043
California Resources Corp. (I)	2,984	15,278
Chevron Corp.	4,135	423,962
Exxon Mobil Corp.	5,283	461,840
Occidental Petroleum Corp.	10,868	869,440
Southwestern Energy Company (I)	11,350	281,367
Financials 24.9%		12,520,692
Banks 13.3%
Bank of America Corp.	141,899	2,149,770
Citigroup, Inc.	41,702	1,957,909
JPMorgan Chase & Co.	37,640	2,046,863
Wells Fargo & Company	10,297	534,620

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets 7.3%
Morgan Stanley	23,381	$790,512
State Street Corp.	6,532	467,103
T. Rowe Price Group, Inc.	11,580	911,578
The Goldman Sachs Group, Inc.	8,690	1,498,243
Consumer finance 0.8%
American Express Company	5,238	422,654
Insurance 3.5%
American International Group, Inc.	27,453	1,341,628
Prudential Financial, Inc.	5,269	399,812
Health care 7.4%		3,727,103
Biotechnology 2.1%
Amgen, Inc.	6,775	1,031,562
Health care equipment and supplies 1.6%
Medtronic PLC	11,322	808,391
Pharmaceuticals 3.7%
Merck & Company, Inc.	16,307	982,986
Novartis AG, ADR	9,283	904,164
Industrials 6.3%		3,173,472
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	5,543	547,870
Industrial conglomerates 2.9%
Danaher Corp.	6,580	542,060
General Electric Company	38,228	913,267
Machinery 0.7%
Caterpillar, Inc.	4,670	373,460
Professional services 1.6%
IHS, Inc., Class A (I)	6,921	796,815
Information technology 24.3%		12,235,985
Communications equipment 3.5%
QUALCOMM, Inc.	28,185	1,760,435
Internet software and services 12.9%
Alibaba Group Holding, Ltd., ADR (I)	1,111	98,968
eBay, Inc. (I)	23,193	1,229,229
Facebook, Inc., Class A (I)	28,124	2,134,893
Google, Inc., Class A (I)	1,837	987,479
Google, Inc., Class C (I)	1,837	981,913
LinkedIn Corp., Class A (I)	4,697	1,055,604
Software 0.9%
Oracle Corp.	11,445	479,431

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 7.0%
Apple, Inc.	23,286	$2,728,188
EMC Corp.	30,075	779,845
Short-term investments 3.7%		$1,867,000
(Cost $1,867,000)
Repurchase agreement 3.7%		1,867,000
Barclays Tri-Party Repurchase Agreement dated 1-30-15 at 0.030% to be repurchased at $1,867,005 on 2-2-15, collateralized by $1,561,100 U.S. Treasury Inflation Indexed Notes, 1.875% due 7-15-15 (valued at $1,904,448, including interest)	1,867,000	1,867,000
Total investments (Cost $45,228,365)† 99.3%		$50,036,755
Other assets and liabilities, net 0.7%		$331,790
Total net assets 100.0%		$50,368,545

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $45,325,294. Net unrealized appreciation aggregated $4,711,461, of which $5,765,742 related to appreciated investment securities and $1,054,281 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $45,228,365)	$50,036,755
Cash	130,756
Foreign currency, at value (Cost $13,876)	13,359
Receivable for fund shares sold	273,641
Dividends and interest receivable	30,205
Receivable due from advisor	230
Other receivables and prepaid expenses	17,002
Total assets	50,501,948
Liabilities
Payable for fund shares repurchased	99,080
Payable to affiliates
Accounting and legal services fees	988
Transfer agent fees	5,550
Other liabilities and accrued expenses	27,785
Total liabilities	133,403
Net assets	$50,368,545
Net assets consist of
Paid-in capital	$45,177,544
Accumulated distributions in excess of net investment income	(26,684)
Accumulated net realized gain (loss) on investments and foreign currency transactions	409,812
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,807,873
Net assets	$50,368,545

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($8,444,379 ÷ 594,580 shares)[1]	$14.20
Class I ($41,924,166 ÷ 2,944,271 shares)	$14.24
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.95

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the six months ended 1-31-15 (unaudited)

Investment income
Dividends	$329,302
Interest	193
Total investment income	329,495
Expenses
Investment management fees	175,062
Distribution and service fees	12,309
Accounting and legal services fees	2,729
Transfer agent fees	28,258
Trustees' fees	330
State registration fees	20,829
Printing and postage	4,850
Professional fees	20,772
Custodian fees	2,898
Registration and filing fees	14,999
Expense recapture	710
Other	3,305
Total expenses	287,051
Less expense reductions	(45,302)
Net expenses	241,749
Net investment income	87,746
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	772,048
772,048
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(706,729)
(706,729)
Net realized and unrealized gain	65,319
Increase in net assets from operations	$153,065

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$87,746	$162,952
Net realized gain	772,048	1,053,677
Change in net unrealized appreciation (depreciation)	(706,729)	2,810,947
Increase in net assets resulting from operations	153,065	4,027,576
Distributions to shareholders
From net investment income
Class A	(6,695)	(17,255)
Class I	(178,315)	(145,853)
From net realized gain
Class A	(192,002)	(136,434)
Class I	(939,045)	(536,586)
Total distributions	(1,316,057)	(836,128)
From fund share transactions	10,803,018	14,790,023
Total increase	9,640,026	17,981,471
Net assets
Beginning of period	40,728,519	22,747,048
End of period	$50,368,545	$40,728,519
Undistributed (accumulated distributions in excess of) net investment income	($26,684)	$70,580

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$14.43		$12.95	$10.35	$9.73	$10.00
Net investment income[3]	—	[4]	0.03	0.06	0.04	—	[4]
Net realized and unrealized gain (loss) on investments	0.12		1.80	2.67	0.64	(0.27)
Total from investment operations	0.12		1.83	2.73	0.68	(0.27)
Less distributions
From net investment income	(0.01)		(0.04)	(0.02)	(0.03)	—
From net realized gain	(0.34)		(0.31)	(0.11)	(0.03)	—
Total distributions	(0.35)		(0.35)	(0.13)	(0.06)	—
Net asset value, end of period	$14.20		$14.43	$12.95	$10.35	$9.73
Total return (%)[5,6]	0.69	[7]	14.23	26.53	7.09	(2.70	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$7	$5	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	[8]	1.73	2.45	6.29	5.95	[8]
Expenses including reductions	1.30	[8]	1.30	1.30	1.30	1.30	[8]
Net investment income (loss)	0.06	[8]	0.22	0.56	0.46	(0.12	) [8]
Portfolio turnover (%)	10		23	31	40	4

1	Six months ended 1-31-15. Unaudited.
2	Period from 6-11-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Annualized.

18SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$14.49		$13.00	$10.38	$9.74	$10.00
Net investment income[3]	0.03		0.08	0.11	0.09	0.01
Net realized and unrealized gain (loss) on investments	0.12		1.80	2.67	0.64	(0.27)
Total from investment operations	0.15		1.88	2.78	0.73	(0.26)
Less distributions
From net investment income	(0.06)		(0.08)	(0.05)	(0.06)	—
From net realized gain	(0.34)		(0.31)	(0.11)	(0.03)	—
Total distributions	(0.40)		(0.39)	(0.16)	(0.09)	—
Net asset value, end of period	$14.24		$14.49	$13.00	$10.38	$9.74
Total return (%)[4]	0.89	[5]	14.62	27.07	7.58	(2.60	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$42		$34	$18	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[6]	1.22	1.80	7.53	5.61	[6]
Expenses including reductions	0.94	[6]	0.94	0.92	0.84	0.84	[6]
Net investment income	0.42	[6]	0.58	0.89	0.93	0.36	[6]
Portfolio turnover (%)	10		23	31	40	4

1	Six months ended 1-31-15. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

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	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$10,078,316	$9,558,959	$519,357	—
Consumer staples	2,129,099	1,539,121	589,978	—
Energy	4,305,088	4,305,088	—	—
Financials	12,520,692	12,520,692	—	—
Health care	3,727,103	3,727,103	—	—
Industrials	3,173,472	3,173,472	—	—
Information technology	12,235,985	12,235,985	—	—
Short-term investments	1,867,000	—	1,867,000	—
Total Investments in Securities	$50,036,755	$47,060,420	$2,976,335	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

21

entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, and to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $235. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

22

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 0.725% of the first $500 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets; (c) 0.675% of the next $500 million of the fund's average daily net assets; and (d) 0.650% of the fund's average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expense at 1.30% and 0.94% for Class A and Class I shares respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses, and short dividend expense. The current expense limitation agreement expires on November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

The expense reductions described above amounted to $10,122 and $35,180 for Class A and Class I shares, respectively, for the six months ended January 31, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2015 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

23

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the six months ended January 31, 2015 was $710. Class A recovered $121 and Class I recovered $589.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $16,381 for the six months ended January 31, 2015. Of this amount, $2,768 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,613 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSC's received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

Class	Distribution and Service Fees	Transfer Agent Fees	State Registration Fees	Printing and Postage
A	$12,309	$5,043	$6,263	$711
I	—	23,215	6,583	2,505
TOTAL	$12,309	$28,258	$12,846	$3,216

24

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2014 to January 31, 2015, state registration fees and printing and postage amounted to $7,983 and $1,634, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and for the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	130,537	$1,938,849	191,257	$2,651,645
Distributions reinvested	8,847	132,614	6,201	86,878
Repurchased	(36,027)	(532,627)	(77,648)	(1,081,548)
Net increase	103,357	$1,538,836	119,810	$1,656,975
Class I shares
Sold	796,194	$11,848,863	1,351,001	$18,686,613
Distributions reinvested	74,368	1,117,014	48,616	682,083
Repurchased	(248,710)	(3,701,695)	(456,873)	(6,235,648)
Net increase	621,852	$9,264,182	942,744	$13,133,048
Total net increase	725,209	$10,803,018	1,062,554	$14,790,023

Affiliates of the Trust owned 32% of shares of beneficial interest of Class A shares, on January 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $13,537,363 and $4,631,326, respectively, for the six months ended January 31, 2015.

25

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

26

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective's, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216830	372SA 1/15 3/15

John Hancock

Fundamental Large Cap Value Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve (Fed) has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. A Fed move to hike interest rates might also have unfavorable implications for U.S. investors holding non-dollar-denominated assets. Indeed, during the period, the mere prospect of rising rates in the United States helped drive the U.S. dollar higher relative to most major currencies throughout the world, which—all else being equal—made most foreign assets cheaper in U.S. dollar terms.

At John Hancock Investments, we are closely monitoring all of our portfolios, communicating regularly with their managers about these topics and many others. Now may also be a good time for you to discuss your portfolio strategy with your financial advisor to determine if it continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
29	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks continued to advance

The U.S. stock market posted a solid gain, with strong returns from the more defensive utilities, healthcare, and consumer staples sectors more than offsetting declines in energy, materials, and telecommunication services.

Larger-cap and growth stocks generally outperformed

Investors favored large- and mid-cap stocks, which beat small caps, and growth stocks, which outpaced value.

Security selection detracted the most from relative performance

Security selection in the financials and energy sectors was the biggest impediment to the fund's performance relative to its benchmark, the Russell 1000 Value Index.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies.Large company stocks could fall out of favor. Value stocks may decline in price. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Illiquid securities may be difficult to sell at a price approximating their value. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Managers Emory W. (Sandy) Sanders, Jr., CFA, and Walter T. McCormick, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

Walter T. McCormick, CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the market environment during the six-month period ended January 31, 2015?

The market was choppy, but positive. U.S. stocks benefited from better-than-expected domestic economic growth, favorable corporate earnings reports, and continued low interest rates. However, concern over disappointing global economic data, potentially higher interest rates, and plunging oil prices led to volatility. The market regained its momentum whenever these worries subsided, including in mid-December when the U.S. Federal Reserve said it would take a patient approach to raising short-term interest rates. But stocks retreated in January, hampered in part by the strong U.S. dollar and weaker-than-anticipated fourth-quarter GDP data. Over the period, investors favored larger-cap stocks and more defensive sectors, including utilities, healthcare, and consumer staples. By contrast, energy stocks fell sharply as oil prices declined.

Did this backdrop affect the fund's performance relative to its benchmark, the Russell 1000 Value Index?

The overall market environment was definitely a factor. We maintained the fund's focus on financially sound, large-cap companies with competitive advantages and the ability to generate substantial cash flow over a sustained period. As always, we sought to buy stocks with these criteria when they appeared to be selling at a significant discount to our estimate of intrinsic value due to depressed fundamentals (such as sales growth and profit margins) and weak investor sentiment. However, both security selection and sector allocations hindered relative results. One reason was because interest rates stayed so low, and the fund had a bias toward financial companies that could benefit from higher interest rates. Stock selection in financials and in energy hurt the most. In addition, the fund lost ground from being underexposed to the top-performing utilities and healthcare sectors, where many stocks seemed too expensive to meet our valuation criteria.

4

Let's talk about where the fund fell behind in financials.

The fund's long-time overweight in large U.S. banks hindered results, as continued low interest rates, subdued loan growth, and a slowdown in the U.S. housing recovery hampered returns in the group. Regulatory scrutiny and litigation costs also weighed on the industry. The biggest individual disappointment, however, was property and casualty insurer American International Group, Inc., which saw low interest rates dampen its ability to generate investment income.

Which energy stocks detracted?

Investments in energy services company Weatherford International PLC and exploration and production companies Apache Corp. and Occidental Petroleum Corp. all proved costly. Weatherford's shares sank amid concern that a glut of oil supply, slowing global demand, and low crude prices would lead producers to postpone plans for drilling. Plunging oil prices and a restructuring that has yet to yield results pressured Apache's stock. Weak oil prices also hurt Occidental's share price, but the impact was partially offset by the recent spin-off of the company's California properties. Other disappointments included natural gas-focused producers Southwestern Energy Company and Cabot Oil & Gas Corp., both of which saw their stocks held back by low gas prices as well as pipeline capacity constraints. Weatherford, Southwestern, and Cabot were not in the index, and Occidental was a sizable overweight.

Were there individual holdings elsewhere that had a negative impact?

Yes, a number of out-of-index investments in other sectors hindered relative performance. In the information technology sector, QUALCOMM, Inc., which makes semiconductor chips for smartphones, was a detractor. Its stock declined as the company's highly profitable patent licensing business encountered antimonopoly challenges from the Chinese government. Within consumer discretionary, an investment in Germany-based athletic gear company adidas AG slid, weighed down by disappointing economic growth in key overseas markets, competitive pressures in the U.S. golf business, and currency headwinds. In industrials, shares of equipment rental company United Rentals, Inc. fell amid worries that low energy prices would slow demand for its drilling equipment.

SECTOR COMPOSITION AS OF 1/31/15 (%)

5

"We've kept a bias toward more economically sensitive sectors because that's where we've found value."

Changing direction, which decisions helped relative performance?

Security selection in consumer discretionary was a bright spot. The fund benefited here from owning stocks tied to the U.S. housing recovery. In particular, shares of home improvement retailer Lowe's Companies, Inc. rallied as improved pricing and customer service helped boost the company's organic same-store sales growth rate. An investment in home builder Lennar Corp. also posted a sizable gain, thanks to strong order growth, an increase in home sales, and higher average selling prices. In addition, auto parts retailer Advance Auto Parts, Inc. saw its stock boosted by a synergistic acquisition. We locked in profits and sold this position before period end.

Where else did the fund pick up ground versus the index?

Security selection in materials was positive, largely because of the timely purchase of Louisiana-Pacific Corp., a company that makes an engineered wood particleboard that is more technologically advanced than generic plywood. Its stock rallied amid expectations that a large buyout within the industry would help stabilize pricing and that a continued recovery in the U.S. housing market would fuel demand for building products. Stock picks in information technology also helped. Consumer technology leader Apple, Inc. saw share price gains fueled by successful new product releases this past fall. An investment in Samsung Electronics Company, Ltd. in South Korea rose, buoyed by stabilization of the company's mobile handset business, delivery of a better-than-expected profit margin, and news of a large share buyback program. All of these top contributors, except Lennar, were outside the index.

What changes did you make to the fund over the past six months?

The fund's positioning hasn't shifted much. We've kept a bias toward more economically sensitive sectors because that's where we've found value. As a result, the fund ended the period with

TOP 10 HOLDINGS AS OF 1/31/15 (%)

Bank of America Corp.	4.5
JPMorgan Chase & Co.	4.5
Citigroup, Inc.	4.0
The Goldman Sachs Group, Inc.	3.9
American International Group, Inc.	3.9
Lennar Corp., Class A	3.9
Apple, Inc.	3.5
General Electric Company	2.9
Lowe's Companies, Inc.	2.9
Morgan Stanley	2.8
TOTAL	36.8
As a percentage of net assets.
Cash and cash equivalents are not included.

6

continued overweights in the consumer discretionary, information technology, and financials sectors. We made adjustments to individual holdings as we found new opportunities or stocks reached our valuation targets. However, we tend to be long-term investors, believing that the market will likely recognize the value that we see once the short-term issues that are depressing a particular company's earnings start to dissipate.

Can you tell us about upcoming changes to the fund's management?

Effective March 1, 2015, we will add a new portfolio manager, Nicholas P. Renart. Nicholas was an analyst on our U.S. Core Value Equity team who focused on the industrials and software areas.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Walter T. McCormick, CFA On the fund since 2011 Investing since 1970
Nicholas P. Renart On the fund since 2015 Investing since 2005

COUNTRY COMPOSITION AS OF 1/31/15 (%)

United States	82.7
United Kingdom	6.2
Switzerland	2.7
Netherlands	2.7
Germany	2.4
South Korea	2.3
France	1.0
Total	100.0
As a percentage of total investments.

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, and Walter T. McCormick, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	Since inception		6-month	Since inception
Class A	2.65	11.75	[1]	-6.01	50.33	[1]
Class C	- -	- -		-2.38	-3.86	[2]
Class I3	8.44	13.77	[1]	-0.91	60.58	[1]
Class NAV[3]	8.75	22.07	[4]	-0.72	98.75	[4]
Index†	12.93	13.17	[1]	2.33	57.47	[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Net/Gross (%)	1.10	1.79	0.77	0.66

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-27-14	9,614	9,706	10,072
Class I3	6-1-11	16,058	16,058	15,747
Class NAV[3]	8-23-11	19,875	19,875	19,218

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 6-1-11.
2	From 6-27-14.
3	For certain types of investors as described in the fund's prospectuses.
4	From 8-23-11.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$989.30	$5.97	1.19%
Class C	1,000.00	985.50	10.01	2.00%
Class I	1,000.00	990.90	4.72	0.94%
Class NAV	1,000.00	992.80	3.26	0.65%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.20	$6.06	1.19%
Class C	1,000.00	1,015.10	10.16	2.00%
Class I	1,000.00	1,020.50	4.79	0.94%
Class NAV	1,000.00	1,021.90	3.31	0.65%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,290,600,663
(Cost $1,085,444,375)
Consumer discretionary 13.1%		173,864,567
Household durables 7.9%
Lennar Corp., Class A	1,150,180	51,654,584
NVR, Inc. (I)	17,925	22,482,073
Tempur Sealy International, Inc. (I)	548,626	30,190,889
Specialty retail 2.9%
Lowe's Companies, Inc.	565,439	38,314,147
Textiles, apparel and luxury goods 2.3%
adidas AG	453,773	31,222,874
Consumer staples 10.4%		137,437,060
Beverages 5.8%
Diageo PLC, ADR	142,596	16,844,865
Heineken Holding NV	207,049	13,549,778
PepsiCo, Inc.	247,854	23,243,748
SABMiller PLC	423,120	23,045,744
Food products 1.0%
Danone SA	192,590	12,924,867
Household products 1.3%
The Procter & Gamble Company	205,434	17,316,032
Tobacco 2.3%
Imperial Tobacco Group PLC	363,132	17,055,938
Philip Morris International, Inc.	167,698	13,456,088
Energy 10.0%		131,964,744
Energy equipment and services 1.8%
National Oilwell Varco, Inc.	193,512	10,532,858
Weatherford International PLC (I)	1,242,878	12,838,930
Oil, gas and consumable fuels 8.2%
Apache Corp.	339,756	21,258,533
Cabot Oil & Gas Corp.	573,103	15,187,230
California Resources Corp. (I)	113,818	582,748
Chevron Corp.	190,805	19,563,237
Exxon Mobil Corp.	144,600	12,640,932
Occidental Petroleum Corp.	404,148	32,331,840
Southwestern Energy Company (I)	283,519	7,028,436
Financials 32.2%		425,600,954
Banks 16.5%
Bank of America Corp.	3,933,555	59,593,358

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
CIT Group, Inc.	608,846	$26,679,632
Citigroup, Inc.	1,131,123	53,106,225
JPMorgan Chase & Co.	1,083,048	58,896,150
Wells Fargo & Company	394,236	20,468,733
Capital markets 10.5%
AllianceBernstein Holding LP	1,177,829	28,456,349
Morgan Stanley	1,094,239	36,996,221
State Street Corp.	288,485	20,629,562
The Goldman Sachs Group, Inc.	301,556	51,991,270
Consumer finance 1.3%
Santander Consumer USA Holdings, Inc.	950,263	16,962,195
Insurance 3.9%
American International Group, Inc.	1,060,390	51,821,259
Health care 6.6%		87,638,013
Biotechnology 1.2%
Amgen, Inc.	108,548	16,527,518
Health care equipment and supplies 1.9%
Medtronic PLC	351,685	25,110,309
Pharmaceuticals 3.5%
Merck & Company, Inc.	378,133	22,793,857
Novartis AG, ADR	238,258	23,206,329
Industrials 9.0%		118,923,753
Air freight and logistics 1.9%
FedEx Corp.	144,431	24,424,726
Electrical equipment 1.7%
Sensata Technologies Holding NV (I)	451,613	22,273,553
Industrial conglomerates 4.3%
Danaher Corp.	228,321	18,809,084
General Electric Company	1,615,742	38,600,076
Trading companies and distributors 1.1%
United Rentals, Inc. (I)	178,833	14,816,314
Information technology 12.4%		163,870,751
Communications equipment 4.1%
Cisco Systems, Inc.	938,042	24,731,477
QUALCOMM, Inc.	476,951	29,790,359
Software 2.5%
Microsoft Corp.	505,016	20,402,646
Oracle Corp.	310,416	13,003,326

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 5.8%
Apple, Inc.	394,017	$46,163,032
Samsung Electronics Company, Ltd.	23,989	29,779,911
Materials 3.9%		51,300,821
Containers and packaging 1.5%
Avery Dennison Corp.	377,310	19,721,994
Paper and forest products 2.4%
Louisiana-Pacific Corp. (I)	1,929,067	31,578,827
	Par value	Value
Short-term investments 2.1%		27,789,000
(Cost $27,789,000)
Barclays Tri-Party Repurchase Agreement dated 1-30-15 at 0.030% to be repurchased at $25,982,065 on 2-2-15, collateralized by $26,270,400 U.S. Treasury Inflation Indexed Notes, 0.250% due 1-15-25 (valued at $26,501,739, including interest)	25,982,000	$25,982,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $1,807,000 on 2-2-15, collateralized by $1,710,000 U.S. Treasury Notes, 2.625% due 8-15-2020 (valued at $1,844,748, including interest)	1,807,000	1,807,000
Total investments (Cost $1,113,233,375)† 99.7%		$1,318,389,663
Other assets and liabilities, net 0.3%		$4,417,631
Total net assets 100.0%		$1,322,807,294

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,112,949,313. Net unrealized appreciation aggregated $205,440,350, of which $247,610,248 related to appreciated investment securities and $42,169,898 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $1,113,233,375)	$1,318,389,663
Cash	906
Foreign currency, at value (Cost $2,759,336)	2,514,464
Receivable for fund shares sold	130,715
Dividends and interest receivable	1,951,786
Other receivables and prepaid expenses	30,500
Total assets	1,323,018,034
Liabilities
Payable for fund shares repurchased	97,768
Payable to affiliates
Accounting and legal services fees	23,583
Transfer agent fees	2,770
Trustees' fees	289
Investment management fees	458
Other liabilities and accrued expenses	85,872
Total liabilities	210,740
Net assets	$1,322,807,294
Net assets consist of
Paid-in capital	$1,087,745,187
Undistributed net investment income	807,475
Accumulated net realized gain (loss) on investments and foreign currency transactions	29,345,376
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	204,909,256
Net assets	$1,322,807,294

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($16,780,779 ÷ 1,318,916 shares)[1]	$12.72
Class C ($875,192 ÷ 68,532 shares)[1]	$12.77
Class I ($2,572,333 ÷ 201,271 shares)	$12.78
Class NAV ($1,302,578,990 ÷ 102,106,189 shares)	$12.76
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.39

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the six months ended 1-31-15 (unaudited)

Investment income
Dividends	$11,904,299
Interest	6,823
Less foreign taxes withheld	(108,416)
Total investment income	11,802,706
Expenses
Investment management fees	4,303,556
Distribution and service fees	25,883
Accounting and legal services fees	77,988
Transfer agent fees	12,512
Trustees' fees	9,935
State registration fees	25,161
Printing and postage	2,548
Professional fees	26,252
Custodian fees	91,101
Registration and filing fees	32,578
Expense recapture	1,003
Other	9,354
Total expenses	4,617,871
Less expense reductions	(58,452)
Net expenses	4,559,419
Net investment income	7,243,287
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	49,857,605
49,857,605
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(65,984,245)
(65,984,245)
Net realized and unrealized loss	(16,126,640)
Decrease in net assets from operations	($8,883,353)

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$7,243,287	$12,068,220
Net realized gain	49,857,605	70,005,222
Change in net unrealized appreciation (depreciation)	(65,984,245)	67,916,807
Increase (decrease) in net assets resulting from operations	(8,883,353)	149,990,249
Distributions to shareholders
From net investment income
Class A	(84,816)	(61,614)
Class I	(45,603)	(22,556)
Class NAV	(12,196,828)	(12,244,873)
From net realized gain
Class A	(942,378)	(888,460)
Class C	(36,198)	—
Class I	(381,695)	(215,153)
Class NAV	(71,295,344)	(94,200,407)
Total distributions	(84,982,862)	(107,633,063)
From fund share transactions	201,770,687	235,144,807
Total increase	107,904,472	277,501,993
Net assets
Beginning of period	1,214,902,822	937,400,829
End of period	$1,322,807,294	$1,214,902,822
Undistributed net investment income	$807,475	$5,891,435

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$13.62		$13.11	$10.27	$9.46	$10.00
Net investment income[3]	0.03		0.07	0.11	0.09	—	[4]
Net realized and unrealized gain (loss) on investments	(0.12)		1.82	3.32	0.78	(0.54)
Total from investment operations	(0.09)		1.89	3.43	0.87	(0.54)
Less distributions
From net investment income	(0.07)		(0.09)	(0.10)	(0.03)	—
From net realized gain	(0.74)		(1.29)	(0.49)	(0.03)	—
Total distributions	(0.81)		(1.38)	(0.59)	(0.06)	—
Net asset value, end of period	$12.72		$13.62	$13.11	$10.27	$9.46
Total return (%)[5,6]	(1.07	) [7]	15.08	34.46	9.28	(5.40	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$12	$9	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[8]	1.34	1.53	2.80	5.95	[8]
Expenses including reductions	1.19	[8]	1.30	1.30	1.30	1.30	[8]
Net investment income	0.50	[8]	0.54	0.96	0.94	0.26	[8]
Portfolio turnover (%)	11		24	38	26	5

1	Six months ended 1-31-15. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.

18SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	1-31-15	[1]	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$13.66		$13.87
Net investment loss[3]	(0.03)		(0.01)
Net realized and unrealized loss on investments	(0.12)		(0.20)
Total from investment operations	(0.15)		(0.21)
Less distributions
From net realized gain	(0.74)		—
Total distributions	(0.74)		—
Net asset value, end of period	$12.77		$13.66
Total return (%)[4,5,6]	(1.45)		(1.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.14	[8]	17.11	[8]
Expenses including reductions	2.00	[8]	2.00	[8]
Net investment loss	(0.37	) [8]	(0.69	) [8]
Portfolio turnover (%)	11		24	[9]

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$13.68		$13.17	$10.30	$9.46	$10.00
Net investment income[3]	0.05		0.13	0.18	0.14	0.01
Net realized and unrealized gain (loss) on investments	(0.12)		1.81	3.32	0.79	(0.55)
Total from investment operations	(0.07)		1.94	3.50	0.93	(0.54)
Less distributions
From net investment income	(0.09)		(0.14)	(0.14)	(0.06)	—
From net realized gain	(0.74)		(1.29)	(0.49)	(0.03)	—
Total distributions	(0.83)		(1.43)	(0.63)	(0.09)	—
Net asset value, end of period	$12.78		$13.68	$13.17	$10.30	$9.46
Total return (%)[4]	(0.91	) [5]	15.40	35.11	9.87	(5.40	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	$4	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[6]	1.53	1.09	4.03	5.61	[6]
Expenses including reductions	0.94	[6]	0.94	0.92	0.84	0.84	[6]
Net investment income	0.73	[6]	0.96	1.50	1.44	0.74	[6]
Portfolio turnover (%)	11		24	38	26	5

1	Six months ended 1-31-15. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$13.67		$13.16	$10.30	$8.13
Net investment income[3]	0.07		0.15	0.20	0.13
Net realized and unrealized gain (loss) on investments	(0.11)		1.82	3.31	2.13
Total from investment operations	(0.04)		1.97	3.51	2.26
Less distributions
From net investment income	(0.13)		(0.17)	(0.16)	(0.06)
From net realized gain	(0.74)		(1.29)	(0.49)	(0.03)
Total distributions	(0.87)		(1.46)	(0.65)	(0.09)
Net asset value, end of period	$12.76		$13.67	$13.16	$10.30
Total return (%)[4]	(0.72	) [5]	15.69	35.33	27.86	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,303		$1,201	$924	$789
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	[6]	0.68	0.70	0.75	[6]
Expenses including reductions	0.65	[6]	0.67	0.69	0.75	[6]
Net investment income	1.06	[6]	1.16	1.69	1.40	[6]
Portfolio turnover (%)	11		24	38	26	[7]

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class NAV shares is 8-23-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 8-1-11 to 7-31-12.

SEE NOTES TO FINANCIAL STATEMENTS21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

22

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$173,864,567	$142,641,693	$31,222,874	—
Consumer staples	137,437,060	70,860,733	66,576,327	—
Energy	131,964,744	131,964,744	—	—
Financials	425,600,954	425,600,954	—	—
Health care	87,638,013	87,638,013	—	—
Industrials	118,923,753	118,923,753	—	—
Information technology	163,870,751	134,090,840	29,779,911	—
Materials	51,300,821	51,300,821	—	—
Short-term investments	27,789,000	—	27,789,000	—
Total Investments in Securities	$1,318,389,663	$1,163,021,551	$155,368,112	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

23

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, and to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $421. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 0.70% of the first $500 million of the fund's aggregate daily net assets together with the net assets of Fundamental Value Trust and Fundamental Large Cap Value Trust, both series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); (b) 0.65% of the next $500 million of the combined aggregate average daily net assets; and (c) 0.60% of the combined aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 1.30%, 2.00% and 0.94% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

Accordingly, these expense reductions described above amounted to $578, $5,236, $2,418 and $50,220 for Class A, Class C, Class I and Class NAV shares, respectively, for the six months ended January 31, 2015.

25

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2015 were equivalent to a net effective rate of 0.62% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the six months ended January 31, 2015 was $1,003, which was recovered by Class A.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares and 1.00% for Class C shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $56,125 for the six months ended January 31, 2015. Of this amount, $9,308 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $46,591 was paid as sales commissions to broker-dealers and $226 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

26

Class	Distribution and Service Fees	Transfer Agent Fees	State Registration Fees	Printing and Postage
A	$23,426	$9,596	$6,585	$1,315
C	2,457	305	5,704	36
I	—	2,611	6,050	331
NAV	—	—	—	—
TOTAL	$25,883	$12,512	$18,339	$1,682

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2014 to January 31, 2015, state registration fees and printing and postage amounted to $6,822 and $866, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and for the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	585,556	$8,115,618	352,741	$4,727,994
Distributions reinvested	64,207	873,211	53,392	686,083
Repurchased	(191,204)	(2,574,308)	(244,319)	(3,234,773)
Net increase	458,559	$6,414,521	161,814	$2,179,304
Class C shares[1]
Sold	53,667	$737,763	13,316	$185,047
Distributions reinvested	2,259	30,861	—	—
Repurchased	(710)	(9,543)	—	—
Net increase	55,216	$759,081	13,316	$185,047
Class I shares
Sold	364,876	$5,153,284	68,093	$915,886
Distributions reinvested	31,281	427,298	18,456	237,709
Repurchased	(368,990)	(4,897,819)	(226,487)	(2,906,213)
Net increase (decrease)	27,167	$682,763	(139,938)	($1,752,618)
Class NAV shares
Sold	9,613,478	$130,426,841	14,269,525	$195,651,871
Distributions reinvested	6,125,618	83,492,172	8,283,679	106,445,280
Repurchased	(1,433,353)	(20,004,691)	(4,993,920)	(67,564,077)
Net increase	14,305,743	$193,914,322	17,559,284	$234,533,074
Total net increase	14,846,685	$201,770,687	17,594,476	$235,144,807

1 The inception date for Class C shares is 6-27-14.

Affiliates of the fund owned 14%, 11% and 100% of shares of beneficial interest of Class A, Class C and Class NAV, respectively, on January 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $264,962,282 and $146,959,947, respectively, for the six months ended January 31, 2015.

27

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2015, funds within the John Hancock group of funds complex held 98.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Growth Portfolio	35.5%
John Hancock Lifestyle Balanced Portfolio	26.3%
John Hancock Lifestyle Aggressive Portfolio	14.1%
John Hancock Lifestyle Moderate Portfolio	10.9%

28

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

29

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective's, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216831	374SA 1/15 3/15

John Hancock

Diversified Strategies Fund

Semiannual report 1/31/15

John Hancock Diversified Strategies Fund

3	Portfolio summary
5	Your expenses
7	Fund's investments
24	Financial statements
27	Financial highlights
29	Notes to financial statements
38	More information

Portfolio Summary

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

Fixed Income	**46.9**
Corporate bonds	29.7
Collateralized mortgage obligations	6.3
U.S. Government	2.8
Term loans	2.8
U.S. Government Agency	2.1
Asset backed securities	1.5
Convertible bonds	0.6
Foreign government obligations	0.6
Capital preferred securities	0.5
Equity	**31.0**
Common stocks	29.6
Preferred securities	1.4
Investment companies	**16.3**
Exchange-traded funds	16.3
Other	**5.8**

As a percentage of net assets.

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies.Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Illiquid securities may be difficult to sell at a price approximating their value. Please see the fund's prospectuses for additional risks.

3

QUALITY COMPOSITION AS OF 1/31/15 (%)

COUNTRY COMPOSITION AS OF 1/31/15 (%)

United States	78.2
France	2.8
United Kingdom	2.5
Japan	2.3
Netherlands	2.3
Switzerland	1.4
Luxembourg	1.2
Indonesia	1.1
Mexico	1.0
Cayman Islands	1.0
Other countries	6.2
Total	100.0
As a percentage of net assets.

4

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$982.60	$8.25	1.65%
Class I	1,000.00	983.90	6.75	1.35%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

5

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.90	$8.39	1.65%
Class I	1,000.00	1,018.40	6.87	1.35%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

Fund's investments

As of 1-31-15 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 29.7%				$11,736,650
(Cost $11,269,790)
Consumer discretionary 3.2%				1,246,691
Auto components 0.7%
Allison Transmission, Inc. (S)	7.125	05-15-19	125,000	130,314
Dana Holding Corp.	6.000	09-15-23	50,000	52,000
Delphi Corp.	5.000	02-15-23	80,000	85,200
Automobiles 0.4%
Ford Motor Company	4.750	01-15-43	10,000	11,211
Ford Motor Credit Company LLC	5.875	08-02-21	70,000	82,906
General Motors Financial Company, Inc.	4.000	01-15-25	40,000	40,951
General Motors Financial Company, Inc.	4.375	09-25-21	25,000	26,500
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	9.125	05-01-19	150,000	162,000
MGM Resorts International	6.000	03-15-23	35,000	35,263
Internet and catalog retail 0.1%
Amazon.com, Inc.	4.950	12-05-44	45,000	49,694
Media 0.3%
AMC Entertainment, Inc.	5.875	02-15-22	35,000	35,788
Cinemark USA, Inc.	4.875	06-01-23	30,000	28,763
Sirius XM Radio, Inc. (S)	5.250	08-15-22	70,000	73,588
Multiline retail 0.5%
Macy's Retail Holdings, Inc.	7.875	08-15-36	175,000	191,003
Specialty retail 0.5%
AutoNation, Inc.	5.500	02-01-20	50,000	55,084
Conn's, Inc. (S)	7.250	07-15-22	35,000	29,138
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	50,000	41,250
L Brands, Inc.	6.625	04-01-21	50,000	56,500
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250	06-15-21	55,000	59,538
Consumer staples 1.0%				381,139
Beverages 0.2%
Ajecorp BV (S)	6.500	05-14-22	40,000	32,400
Constellation Brands, Inc.	4.250	05-01-23	30,000	30,750
Constellation Brands, Inc.	4.750	11-15-24	15,000	15,788
Food and staples retailing 0.2%
Safeway, Inc.	5.000	08-15-19	60,000	61,451
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	50,000	51,125

SEE NOTES TO FINANCIAL STATEMENTS7

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Tobacco 0.5%
Alliance One International, Inc.	9.875	07-15-21	100,000	$83,500
Vector Group, Ltd.	7.750	02-15-21	100,000	106,125
Energy 3.6%				1,436,861
Energy equipment and services 0.0%
Teine Energy, Ltd. (S)	6.875	09-30-22	20,000	16,000
Oil, gas and consumable fuels 3.6%
California Resources Corp. (S)	5.500	09-15-21	20,000	16,800
California Resources Corp. (S)	6.000	11-15-24	40,000	32,800
Chesapeake Energy Corp.	5.750	03-15-23	20,000	20,700
Cimarex Energy Company	4.375	06-01-24	35,000	33,239
CSI Compressco LP (S)	7.250	08-15-22	20,000	16,600
Ecopetrol SA	5.875	09-18-23	150,000	159,000
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	35,000	37,013
EP Energy LLC	7.750	09-01-22	20,000	18,975
EV Energy Partners LP	8.000	04-15-19	100,000	87,000
Halcon Resources Corp.	8.875	05-15-21	30,000	20,430
Kinder Morgan Energy Partners LP	5.800	03-15-35	200,000	217,891
Newfield Exploration Company	5.750	01-30-22	100,000	98,750
Pertamina Persero PT (S)	5.250	05-23-21	200,000	211,500
Pertamina Persero PT (S)	6.450	05-30-44	200,000	218,500
Petroleos Mexicanos	5.500	01-21-21	75,000	81,038
Summit Midstream Holdings LLC	7.500	07-01-21	30,000	31,575
TransCanada PipeLines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	25,000	24,125
Williams Partners LP	4.875	05-15-23	15,000	15,450
Williams Partners LP	4.875	03-15-24	30,000	30,975
WPX Energy, Inc.	6.000	01-15-22	50,000	48,500
Financials 10.1%				3,991,488
Banks 5.1%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04-15-24	200,000	141,400
Bank of America Corp.	4.200	08-26-24	25,000	26,007
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR +3.705%) (Q)	6.250	09-05-24	35,000	35,791
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	35,000	37,468
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	200,000	206,503
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	60,000	55,631
HBOS PLC (S)	6.000	11-01-33	95,000	113,534

8SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ICICI Bank, Ltd. (S)	5.750	11-16-20	200,000	$227,429
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	50,000	48,250
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	65,000	69,530
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	100,000	107,469
Rabobank Nederland NV	3.875	02-08-22	85,000	92,725
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	200,000	257,500
Russian Agricultural Bank OJSC (S)	5.100	07-25-18	200,000	160,021
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	200,000	207,000
Synovus Financial Corp.	7.875	02-15-19	20,000	22,300
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	30,000	29,063
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	55,000	56,513
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	100,000	109,750
Capital markets 0.3%
Ares Capital Corp.	3.875	01-15-20	35,000	35,556
FS Investment Corp.	4.000	07-15-19	35,000	35,347
The Goldman Sachs Group, Inc.	5.750	01-24-22	10,000	11,853
Walter Investment Management Corp.	7.875	12-15-21	40,000	33,900
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24	65,000	67,356
American Express Company	3.625	12-05-24	20,000	20,910
Credit Acceptance Corp. (S)	6.125	02-15-21	40,000	40,000
OneMain Financial Holdings, Inc. (S)	6.750	12-15-19	35,000	36,181
Springleaf Finance Corp.	5.250	12-15-19	35,000	34,958
Diversified financial services 0.2%
Nationstar Mortgage LLC	7.875	10-01-20	30,000	27,750
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	54,000	54,270
Insurance 3.1%
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	40,000	42,478
AXA SA	8.600	12-15-30	200,000	272,500
CNA Financial Corp.	7.250	11-15-23	200,000	251,160
Liberty Mutual Group, Inc. (S)	6.500	03-15-35	50,000	64,754
Liberty Mutual Group, Inc. (S)	7.800	03-15-37	200,000	235,000

SEE NOTES TO FINANCIAL STATEMENTS9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000	10-18-42	200,000	$211,000
Pacific LifeCorp. (S)	6.000	02-10-20	25,000	28,777
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	10,000	10,075
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	10,000	10,625
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	50,000	52,188
USI, Inc. (S)	7.750	01-15-21	40,000	39,050
Real estate investment trusts 0.9%
American Tower Corp.	4.700	03-15-22	40,000	43,245
ARC Properties Operating Partnership LP	4.600	02-06-24	45,000	43,848
Education Realty Operating Partnership LP	4.600	12-01-24	20,000	21,314
Iron Mountain, Inc.	5.750	08-15-24	45,000	45,788
Iron Mountain, Inc.	6.000	08-15-23	45,000	47,138
MPT Operating Partnership LP	6.375	02-15-22	35,000	37,625
MPT Operating Partnership LP	6.875	05-01-21	100,000	107,000
Omega Healthcare Investors, Inc. (S)	4.500	01-15-25	25,000	25,958
Health care 0.6%				219,176
Health care equipment and supplies 0.1%
Crimson Merger Sub, Inc. (S)	6.625	05-15-22	25,000	21,625
Health care providers and services 0.4%
HCA, Inc.	5.250	04-15-25	30,000	32,588
HCA, Inc.	7.500	02-15-22	100,000	117,250
Pharmaceuticals 0.1%
Mallinckrodt International Finance SA (S)	5.750	08-01-22	25,000	25,813
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	20,000	21,900
Industrials 3.9%				1,545,176
Aerospace and defense 0.6%
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	10,000	10,375
Huntington Ingalls Industries, Inc.	7.125	03-15-21	75,000	80,625
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	150,000	135,000
Airlines 1.4%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01-31-18	77,974	83,237
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06-20-20	23,756	25,418

10SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01-02-18	15,028	$15,760
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	61,114	70,128
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22	125,808	147,032
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07-02-18	123,699	136,688
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	35,000	35,000
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	20,000	19,900
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	22,358	25,376
Commercial services and supplies 0.4%
Ahern Rentals, Inc. (S)	9.500	06-15-18	20,000	20,500
Casella Waste Systems, Inc.	7.750	02-15-19	40,000	40,200
Safway Group Holding LLC (S)	7.000	05-15-18	100,000	97,280
Construction and engineering 0.1%
Tutor Perini Corp.	7.625	11-01-18	50,000	51,813
Industrial conglomerates 0.4%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	200,000	151,000
Tenedora Nemak SA de CV (S)	5.500	02-28-23	20,000	20,250
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875	08-01-20	24,000	24,900
Trinity Industries, Inc.	4.550	10-01-24	30,000	29,811
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375	02-01-22	45,000	45,555
Trading companies and distributors 0.5%
Aircastle, Ltd.	5.500	02-15-22	15,000	15,453
Aircastle, Ltd.	6.250	12-01-19	25,000	27,000
International Lease Finance Corp. (S)	7.125	09-01-18	100,000	112,625
United Rentals North America, Inc.	5.750	11-15-24	25,000	25,500
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	100,000	98,750
Information technology 0.7%				274,025
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250	10-15-22	20,000	21,450
Internet software and services 0.1%
Ancestry.com, Inc.	11.000	12-15-20	45,000	48,825
IT services 0.5%
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	200,000	203,750

SEE NOTES TO FINANCIAL STATEMENTS11

	Rate (%)	Maturity date	Par value^	Value
Materials 1.5%				$605,048
Chemicals 0.5%
Aruba Investments, Inc. (S)	8.750	02-15-23	10,000	10,150
Braskem Finance, Ltd. (S)	7.000	05-07-20	100,000	106,000
NOVA Chemicals Corp. (S)	5.000	05-01-25	45,000	46,688
PSPC Escrow Corp. (S)	6.500	02-01-22	15,000	15,300
W.R. Grace & Co-Conn (S)	5.125	10-01-21	10,000	10,400
Construction materials 0.1%
American Gilsonite Company (S)	11.500	09-01-17	70,000	66,150
Containers and packaging 0.1%
Tekni-Plex, Inc. (S)	9.750	06-01-19	28,000	30,310
Metals and mining 0.8%
Commercial Metals Company	7.350	08-15-18	75,000	81,188
Rain CII Carbon LLC (S)	8.000	12-01-18	40,000	39,400
Vale Overseas, Ltd.	4.625	09-15-20	200,000	199,462
Telecommunication services 2.9%				1,158,340
Diversified telecommunication services 1.6%
CenturyLink, Inc.	5.800	03-15-22	50,000	52,625
CenturyLink, Inc.	7.600	09-15-39	100,000	101,000
GTP Acquisition Partners I LLC (S)	4.704	05-15-18	50,000	49,736
T-Mobile USA, Inc.	6.250	04-01-21	15,000	15,488
Telecom Italia Capital SA	6.999	06-04-18	35,000	39,200
Telecom Italia Capital SA	7.200	07-18-36	100,000	111,250
Telefonica Emisiones SAU	5.134	04-27-20	200,000	226,666
Windstream Corp.	7.500	06-01-22	40,000	40,150
Wireless telecommunication services 1.3%
Digicel Group, Ltd. (S)	8.250	09-30-20	200,000	194,600
Millicom International Cellular SA (S)	6.625	10-15-21	200,000	204,500
Ooredoo International Finance, Ltd. (S)	7.875	06-10-19	100,000	123,125
Utilities 2.2%				878,706
Electric utilities 1.5%
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	100,000	105,000
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	200,000	212,000
Majapahit Holding BV (S)	7.750	01-20-20	150,000	175,875
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	30,000	30,419
NRG Yield Operating LLC (S)	5.375	08-15-24	20,000	20,700
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	35,000	38,981

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Utilities (continued)
Independent power and renewable electricity producers 0.5%
Dynegy Finance I, Inc. (S)	7.625	11-01-24		35,000	$36,181
NRG Energy, Inc.	8.250	09-01-20		150,000	159,000
Multi-utilities 0.2%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66		100,000	100,550
U.S. Government and Agency obligations 4.9%					$1,944,255
(Cost $1,899,127)
U.S. Government 2.8%					1,112,480
Treasury Inflation Protected Securities
Inflation Indexed Bond	0.125	04-15-17	225,658		228,761
Inflation Indexed Bond	1.250	07-15-20	167,870		182,414
Inflation Indexed Bond	1.875	07-15-15	217,360		218,345
U.S. Treasury
Bond	3.125	02-15-42	70,000		83,136
Bond	3.125	08-15-44	65,000		77,472
Note	2.250	11-15-24	306,000		322,352
U.S. Government Agency 2.1%					831,775
Federal Home Loan Mortgage Corp.
Freddie Mac Pool	4.000	12-01-40	446,795		488,974
Freddie Mac Pool	4.500	12-01-40	312,625		342,801
Foreign government obligations 0.6%					$227,527
(Cost $256,620)
Argentina 0.1%					32,335
Republic of Argentina Bond (H)	8.280	12-31-33		35,051	32,335
Brazil 0.2%					95,241
Federative Republic of Brazil Note	10.000	01-01-21	BRL	275,000	95,241
Mexico 0.3%					99,951
Government of Mexico Bond	10.000	12-05-24	MXN	1,100,000	99,951
Capital preferred securities 0.5%					$218,413
(Cost $197,591)
Financials 0.5%					218,413
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37		35,000	44,450
MetLife Capital Trust X (S)	9.250	04-08-33		30,000	43,031
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65		100,000	104,500

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37	25,000	$26,432
Convertible bonds 0.6%				$236,738
(Cost $302,225)
Consumer discretionary 0.2%				98,550
Hotels, restaurants and leisure 0.2%
MGM Resorts International	4.250	04-15-15	90,000	98,550
Financials 0.2%				72,375
Capital markets 0.2%
Walter Investment Management Corp.	4.500	11-01-19	100,000	72,375
Health care 0.2%				65,813
Pharmaceuticals 0.2%
VIVUS, Inc. (S)	4.500	05-01-20	100,000	65,813
Term loans (M) 2.8%				$1,111,421
(Cost $1,129,078)
Consumer discretionary 0.4%				158,315
Hotels, restaurants and leisure 0.1%
Marina District Finance Company, Inc.	6.750	08-15-18	21,431	21,292
Media 0.3%
iHeartCommunications, Inc.	3.821	01-29-16	930	916
iHeartCommunications, Inc.	6.921	01-30-19	110,259	102,655
iHeartCommunications, Inc.	7.671	07-30-19	35,461	33,452
Consumer staples 0.3%				93,909
Household products 0.3%
The Sun Products Corp.	5.500	03-23-20	98,013	93,909
Energy 0.2%				83,455
Oil, gas and consumable fuels 0.2%
FTS International, Inc.	5.750	04-16-21	109,091	83,455
Health care 0.5%				206,045
Health care providers and services 0.5%
CRC Health Corp.	9.000	09-28-21	50,000	51,188
National Mentor Holdings, Inc.	4.250	01-31-21	58,559	57,607
Surgery Center Holdings, Inc.	5.250	11-03-20	100,000	97,250
Industrials 0.5%				194,279
Aerospace and defense 0.3%
WP CPP Holdings LLC	4.750	12-28-19	98,000	97,412
Airlines 0.2%
Delta Air Lines, Inc.	3.250	10-18-18	98,000	96,867

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.2%				$92,358
Software 0.2%
BMC Software Finance, Inc.	5.000	09-10-20	95,528	92,358
Utilities 0.7%				283,060
Electric utilities 0.7%
Texas Competitive Electric Holdings Company LLC	3.750	05-05-16	282,178	283,060
Collateralized mortgage obligations 6.3%				$2,493,382
(Cost $2,440,564)
Commercial and residential 5.8%				2,299,497
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.748	08-25-35	21,902	20,665
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.281	12-25-46	1,070,240	98,923
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.388	06-25-45	45,902	42,717
Series 2005-1, Class AHM (P)	2.357	06-25-45	30,186	30,025
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	100,000	116,275
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.767	09-15-26	100,000	100,320
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5, Class A2 (P)	2.380	08-25-35	44,477	44,741
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.167	12-15-16	100,000	100,067
Commercial Mortgage Pass Through Certificates
Series 2013-CR6, Class XA IO	1.528	03-10-46	293,415	19,333
Series 2014-CR16, Class C (P)	4.906	04-10-47	45,000	48,950
Series 2014-FL4, Class D (P) (S)	2.616	07-13-31	50,000	49,997
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000	08-25-37	84,949	82,508
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.400	04-15-27	35,000	34,710
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.160	07-15-29	100,000	97,828
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.922	11-05-30	98,547	98,423
Series 2013-HLT, Class DFX (S)	4.406	11-05-30	100,000	102,407
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.200	07-25-35	663,119	47,331
Series 2005-AR8, Class AX2 IO	2.226	04-25-35	564,656	43,870
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.678	04-15-47	55,000	59,463
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class C (P) (S)	2.167	12-15-28	100,000	100,089

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-FBLU, Class D (P) (S)	2.767	12-15-28	100,000	$100,168
Series 2014-FL5, Class C (P) (S)	2.266	07-15-31	85,000	85,000
Series 2014-INN, Class F (P) (S)	4.167	06-15-29	100,000	100,338
Series 2014-PHH, Class C (P) (S)	2.267	08-15-27	100,000	100,572
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.581	10-25-35	44,623	43,304
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295	09-09-32	85,000	91,956
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.638	08-25-34	56,400	55,670
Motel 6 Trust Series 2012-MTL6, Class D (S)	3.781	10-05-25	100,000	99,669
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.753	05-10-63	528,992	41,088
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947	12-13-29	100,000	104,462
WaMu Mortgage Pass Through Certificates Series 2005-AR2, Class 2A1B (P)	0.538	01-25-45	22,704	20,866
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03-18-28	80,000	79,726
Series 2013-BTC, Class E (P) (S)	3.550	04-16-35	40,000	38,036
U.S. Government Agency 0.5%				193,885
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	300,294	30,211
Series 4077, Class IK IO	5.000	07-15-42	83,930	15,599
Series K018, Class X1 IO	1.441	01-25-22	396,551	31,626
Series K710, Class X1 IO	1.777	05-25-19	274,647	17,961
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11-25-42	143,140	25,601
Series 2012-137, Class WI IO	3.500	12-25-32	207,070	35,063
Series 407, Class C6 IO	5.500	01-25-40	104,430	20,341
Government National Mortgage Association Series 2012-114, Class IO	0.993	01-16-53	211,370	17,483
Asset backed securities 1.5%				$615,517
(Cost $598,341)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.618	10-25-35	75,000	67,278
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265	06-25-37	21,316	22,002
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613	02-25-35	51,628	52,560
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	60,000	60,004
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	0.618	06-25-35	65,000	60,086

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.318	09-25-36	51,790	$48,246
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	45,331	45,636
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.608	11-25-35	35,000	32,817
Series 2006-OPT2, Class A3 (P)	0.348	05-25-36	21,746	20,174
Structured Asset Investment Loan Trust Series 2005-1, Class M2 (P) (S)	0.888	02-25-35	45,000	42,617
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.669	02-25-35	49,510	47,707
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	27,250	27,767
Westgate Resorts LLC Series 2014-AA, Class A (S)	6.250	10-20-26	88,402	88,623
			Shares	Value
Common stocks 29.6%				$11,694,276
(Cost $11,569,659)
Consumer discretionary 4.8%				1,892,567
Auto components 0.3%
Bridgestone Corp.			1,900	75,938
Tenneco, Inc. (I)			738	37,948
Automobiles 1.1%
Ford Motor Company			3,776	55,545
General Motors Company			4,693	153,086
Honda Motor Company, Ltd.			1,500	45,262
Nissan Motor Company, Ltd.			11,400	97,210
Toyota Motor Corp.			1,600	103,153
Hotels, restaurants and leisure 0.5%
Buffalo Wild Wings, Inc. (I)			366	65,265
Las Vegas Sands Corp.			568	30,882
Norwegian Cruise Line Holdings, Ltd. (I)			784	34,308
Starbucks Corp.			827	72,387
Household durables 0.3%
Lennar Corp., Class A			2,250	101,048
Internet and catalog retail 0.8%
Amazon.com, Inc. (I)			753	266,961
The Priceline Group, Inc. (I)			49	49,465
Media 0.7%
Lions Gate Entertainment Corp.			1,694	48,669
Pearson PLC			3,853	78,177
The Walt Disney Company			861	78,317
Viacom, Inc., Class B			910	58,622

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
Consumer discretionary (continued)
Multiline retail 0.3%
Macy's, Inc.	1,726	$110,257
Specialty retail 0.4%
Lowe's Companies, Inc.	2,488	168,587
Textiles, apparel and luxury goods 0.4%
adidas AG	639	43,968
Michael Kors Holdings, Ltd. (I)	902	63,853
Movado Group, Inc.	2,233	53,659
Consumer staples 2.3%		895,559
Beverages 0.2%
PepsiCo, Inc.	1,027	96,312
Food and staples retailing 0.4%
CVS Health Corp.	678	66,552
Koninklijke Ahold NV	5,008	90,387
Food products 0.3%
Mondelez International, Inc., Class A	3,219	113,438
Household products 0.3%
The Procter & Gamble Company	1,339	112,864
Personal products 0.1%
Pola Orbis Holdings, Inc.	1,000	42,584
Tobacco 1.0%
British American Tobacco PLC	2,100	118,474
Japan Tobacco, Inc.	3,000	81,710
Philip Morris International, Inc.	2,159	173,238
Energy 1.8%		707,368
Energy equipment and services 0.4%
Paragon Offshore PLC	531	1,110
Schlumberger, Ltd.	1,115	91,865
Weatherford International PLC (I)	4,919	50,813
Oil, gas and consumable fuels 1.4%
Apache Corp.	1,168	73,082
California Resources Corp. (I)	407	2,084
Denbury Resources, Inc.	8,096	55,862
Devon Energy Corp.	1,400	84,378
Occidental Petroleum Corp.	1,018	81,440
Range Resources Corp.	1,854	85,785
Royal Dutch Shell PLC, A Shares	3,470	105,750
Total SA	1,465	75,199

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 6.0%		$2,382,534
Banks 4.2%
Bank of America Corp.	7,740	117,261
Barclays PLC	34,080	119,690
BB&T Corp.	2,560	90,342
BBCN Bancorp, Inc.	3,110	40,275
Citigroup, Inc.	3,451	162,024
HSBC Holdings PLC	17,615	161,163
JPMorgan Chase & Co.	5,918	321,821
Royal Bank of Scotland Group PLC (I)	8,583	46,603
Standard Chartered PLC	4,588	61,180
Sumitomo Mitsui Financial Group, Inc.	2,700	90,603
SVB Financial Group (I)	359	40,531
U.S. Bancorp	3,863	161,898
UniCredit SpA	12,126	71,486
Wells Fargo & Company	3,767	195,583
Capital markets 1.0%
Morgan Stanley	2,597	87,805
T. Rowe Price Group, Inc.	882	69,431
The Carlyle Group LP	3,276	86,159
The Goldman Sachs Group, Inc.	956	164,824
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (I)	682	98,147
Insurance 0.5%
American International Group, Inc.	1,624	79,365
MetLife, Inc.	2,502	116,343
Health care 4.7%		1,839,386
Biotechnology 1.0%
Alexion Pharmaceuticals, Inc. (I)	310	56,804
Amgen, Inc.	726	110,541
Biogen Idec, Inc. (I)	320	124,531
Celgene Corp. (I)	765	91,157
Health care equipment and supplies 0.4%
Baxter International, Inc.	1,082	76,075
Medtronic PLC	1,224	87,394
Pharmaceuticals 3.3%
AbbVie, Inc.	1,459	88,051
Bristol-Myers Squibb Company	652	39,296
GlaxoSmithKline PLC	5,591	123,107
Johnson & Johnson	1,968	197,076
Novartis AG	3,219	313,700
Pfizer, Inc.	6,501	203,156
Roche Holding AG	718	193,513

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Sanofi	1,465	$134,985
Industrials 3.0%		1,196,976
Aerospace and defense 1.3%
Safran SA	1,696	112,953
The Boeing Company	608	88,385
TransDigm Group, Inc.	408	83,856
United Technologies Corp.	2,063	236,791
Air freight and logistics 0.3%
FedEx Corp.	578	97,746
Electrical equipment 0.4%
Eaton Corp. PLC	1,929	121,701
Prysmian SpA	2,200	40,697
Industrial conglomerates 0.6%
Danaher Corp.	823	67,799
General Electric Company	5,972	142,671
Rheinmetall AG	970	41,975
Machinery 0.2%
Cummins, Inc.	433	60,386
Hoshizaki Electric Company, Ltd.	700	35,489
Professional services 0.1%
Nielsen NV	835	36,373
Trading companies and distributors 0.1%
Watsco, Inc.	277	30,154
Information technology 4.7%		1,868,416
Communications equipment 0.8%
Cisco Systems, Inc.	2,532	66,756
QUALCOMM, Inc.	3,974	248,216
Internet software and services 1.0%
eBay, Inc. (I)	1,442	76,426
Facebook, Inc., Class A (I)	916	69,534
Google, Inc., Class A (I)	299	160,727
Google, Inc., Class C (I)	177	94,610
IT services 0.2%
Visa, Inc., Class A	372	94,827
Software 1.2%
Microsoft Corp.	6,083	245,753
Oracle Corp.	2,405	100,745
SAP SE	1,018	66,443
Synchronoss Technologies, Inc. (I)	995	42,258

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.5%
Apple, Inc.	3,900	$456,924
EMC Corp.	2,410	62,491
Lenovo Group, Ltd.	32,000	41,367
Samsung Electronics Company, Ltd., GDR (S)	67	41,339
Materials 1.0%		408,907
Chemicals 0.4%
Akzo Nobel NV	628	45,242
E.I. du Pont de Nemours & Company	822	58,535
The Sherwin-Williams Company	191	51,813
Containers and packaging 0.4%
Amcor, Ltd.	8,478	83,790
Avery Dennison Corp.	1,926	100,672
Metals and mining 0.1%
Anglo American PLC	1,773	29,616
Paper and forest products 0.1%
Louisiana-Pacific Corp. (I)	2,397	39,239
Telecommunication services 1.3%		502,563
Diversified telecommunication services 1.0%
Koninklijke KPN NV	30,467	94,033
Nippon Telegraph & Telephone Corp.	2,100	124,292
Telefonica SA	8,046	120,653
Verizon Communications, Inc.	1,377	63,095
Wireless telecommunication services 0.3%
Vodafone Group PLC	28,577	100,490
Preferred securities 1.4%		$551,068
(Cost $543,076)
Financials 0.9%		363,695
Banks 0.4%
Regions Financial Corp., 6.375%	1,935	49,072
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	2,150	60,050
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	1,700	46,172
Wells Fargo & Company, Series L, 7.500%	18	22,374
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	29,868
Consumer finance 0.2%
Ally Financial, Inc., 7.000% (S)	43	43,001
Discover Financial Services, 6.500%	1,100	28,963

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Financials (continued)
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	2,104	$55,335
Real estate investment trusts 0.1%
Weyerhaeuser Company, 6.375%	500	28,860
Industrials 0.1%		39,680
Aerospace and defense 0.1%
United Technologies Corp., 7.500%	662	39,680
Telecommunication services 0.2%		87,620
Diversified telecommunication services 0.2%
Intelsat SA, 5.750%	2,000	87,620
Utilities 0.2%		60,073
Electric utilities 0.1%
Exelon Corp., 6.500%	364	19,059
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	793	41,014
Investment companies 16.3%		$6,432,771
(Cost $6,457,590)
Exchange-traded funds 16.3%		6,432,771
Energy Select Sector SPDR Fund	1,150	86,883
Financial Select Sector SPDR Fund	15,080	346,991
iShares Global Infrastructure ETF	6,887	291,113
iShares MSCI India ETF	6,050	194,238
iShares MSCI Singapore ETF	25,150	321,166
iShares MSCI South Korea Capped ETF	8,270	460,391
iShares MSCI Taiwan ETF	26,900	409,687
iShares MSCI USA Quality Factor ETF	1,955	119,587
iShares Transportation Average ETF	2,295	356,230
iShares U.S. Oil & Gas Exploration & Production ETF	1,231	85,776
Market Vectors Coal ETF	2,242	30,334
Market Vectors Oil Service ETF	2,157	71,612
Materials Select Sector SPDR Fund	3,495	166,677
PowerShares DB Base Metals Fund	2,362	35,643
PowerShares DB Commodity Index Tracking Fund	4,669	81,241
PowerShares DB Gold Fund	1,358	57,864
PowerShares S&P 500 High Quality Portfolio	5,260	119,139
SPDR Barclays High Yield Bond ETF	6,150	239,481
SPDR S&P China ETF	5,200	412,152
SPDR S&P Global Natural Resources ETF	1,686	72,481
SPDR S&P Homebuilders ETF	10,890	373,418
SPDR S&P Retail ETF	1,290	119,841

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Exchange-traded funds (continued)
Vanguard Consumer Discretionary ETF	1,070	$121,210
Vanguard Dividend Appreciation ETF	1,515	118,806
Vanguard FTSE Emerging Markets ETF	2,874	114,788
Vanguard Global ex-U.S. Real Estate ETF	2,246	123,395
Vanguard Health Care ETF	2,885	368,443
Vanguard Information Technology ETF	4,740	477,839
Vanguard REIT ETF	1,865	161,416
Vanguard Telecommunication Services ETF	1,385	115,107
WisdomTree Europe SmallCap Dividend Fund	2,410	125,802
WisdomTree International SmallCap Dividend Fund	2,240	124,768
WisdomTree Japan Hedged Equity Fund	2,626	129,252
Total investments (Cost $36,663,661)† 94.2%		$37,262,018
Other assets and liabilities, net 5.8%		$2,299,780
Total net assets 100.0%		$39,561,798

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
GDR	Global Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,719,610 or 19.5% of the fund's net assets as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $36,707,913. Net unrealized appreciation aggregated $554,105, of which $2,129,430 related to appreciated investment securities and $1,575,325 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS23

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $36,663,661)	$37,262,018
Cash	1,523,848
Cash held at broker for futures contracts	225,478
Receivable for investments sold	248,550
Receivable for forward foreign currency exchange contracts	128,499
Dividends and interest receivable	243,278
Receivable for futures variation margin	71,417
Other receivables and prepaid expenses	157
Total assets	39,703,245
Liabilities
Payable for investments purchased	69,981
Payable for forward foreign currency exchange contracts	36,447
Payable to affiliates
Accounting and legal services fees	635
Transfer agent fees	4,479
Trustees' fees	13
Other liabilities and accrued expenses	29,892
Total liabilities	141,447
Net assets	$39,561,798
Net assets consist of
Paid-in capital	$38,977,459
Accumulated distributions in excess of net investment income	(63,688)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(25,405)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	673,432
Net assets	$39,561,798

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($30,424,811 ÷ 3,000,000 shares)[1]	$10.14
Class I ($9,136,987 ÷ 900,000 shares)	$10.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.67

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the six months ended 1-31-15 (unaudited)

Investment income
Interest	$575,814
Dividends	196,104
Less foreign taxes withheld	(2,911)
Total investment income	769,007
Expenses
Investment management fees	211,576
Distribution and service fees	48,793
Accounting and legal services fees	2,391
Transfer agent fees	25,658
Trustees' fees	328
Professional fees	24,419
Custodian fees	9,500
Registration and filing fees	10,632
Other	3,361
Total expenses	336,658
Less expense reductions	(1,557)
Net expenses	335,101
Net investment income	433,906
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	98,823
Capital gain distributions received from underlying funds	12,546
Futures contracts	67,083
178,452
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(1,286,378)
Futures contracts	(31,865)
(1,318,243)
Net realized and unrealized loss	(1,139,791)
Decrease in net assets from operations	($705,885)

SEE NOTES TO FINANCIAL STATEMENTS25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$433,906	$1,257,208
Net realized gain	178,452	2,461,398
Change in net unrealized appreciation (depreciation)	(1,318,243)	(830,418)
Increase (decrease) in net assets resulting from operations	(705,885)	2,888,188
Distributions to shareholders
From net investment income
Class A	(939,060)	(1,050,720)
Class I	(312,957)	(345,285)
From net realized gain
Class A	(846,960)	(1,603,890)
Class I	(254,088)	(481,167)
Total distributions	(2,353,065)	(3,481,062)
From fund share transactions	-	-
Total decrease	(3,058,950)	(592,874)
Net assets
Beginning of period	42,620,748	43,213,622
End of period	$39,561,798	$42,620,748
Undistributed (accumulated distributions in excess of) net investment income	($63,688)	$754,423

26SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.92		$11.07	$11.04	$10.00
Net investment income[3]	0.11		0.31	0.39	0.32
Net realized and unrealized gain (loss) on investments	(0.30)		0.42	0.24	0.84
Total from investment operations	(0.19)		0.73	0.63	1.16
Less distributions
From net investment income	(0.31)		(0.35)	(0.42)	(0.10)
From net realized gain	(0.28)		(0.53)	(0.18)	(0.02)
Total distributions	(0.59)		(0.88)	(0.60)	(0.12)
Net asset value, end of period	$10.14		$10.92	$11.07	$11.04
Total return (%)[4,5]	(1.74	) [6]	6.89	5.81	11.65	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$30		$33	$33	$33
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.66	[8]	1.62	1.23	1.35	[8]
Expenses including reductions[7]	1.65	[8]	1.60	1.14	1.17	[8]
Net investment income	1.98	[8]	2.87	3.50	3.60	[8]
Portfolio turnover (%)	31		119	40	21

1	Six months ended 1-31-15. Unaudited.
2	Period from 9-30-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.85%, 0.10% - 1.01%, 0.74%-1.42%, and 0.75%-1.43% for the periods ended 1-31-15, 7-31-14, 7-31-13, and 7-31-12, respectively.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS27

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.95		$11.10	$11.06	$10.00
Net investment income[3]	0.12		0.35	0.43	0.35
Net realized and unrealized gain (loss) on investments	(0.29)		0.42	0.25	0.84
Total from investment operations	(0.17)		0.77	0.68	1.19
Less distributions
From net investment income	(0.35)		(0.39)	(0.46)	(0.11)
From net realized gain	(0.28)		(0.53)	(0.18)	(0.02)
Total distributions	(0.63)		(0.92)	(0.64)	(0.13)
Net asset value, end of period	$10.15		$10.95	$11.10	$11.06
Total return (%)[4]	(1.61	) [5]	7.19	12.60	11.96	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$10	$10	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.36	[7]	1.30	0.86	0.95	[7]
Expenses including reductions[6]	1.35	[7]	1.28	0.77	0.78	[7]
Net investment income	2.29	[7]	3.19	3.87	3.99	[7]
Portfolio turnover (%)	31		119	40	21

1	Six months ended 1-31-15. Unaudited.
2	Period from 9-30-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.85%, 0.10% - 1.01%, 0.74%-1.42%, and 0.75%-1.43% for the periods ended 1-31-15, 7-31-14, 7-31-13, and 7-31-12, respectively.
7	Annualized.

28SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Diversified Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

29

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$11,736,650	—	$11,736,650	—
U.S. Government and Agency obligations	1,944,255	—	1,944,255	—
Foreign government obligations	227,527	—	227,527	—
Capital preferred securities	218,413	—	218,413	—
Convertible bonds	236,738	—	236,738	—
Term loans	1,111,421	—	1,111,421	—
Collateralized mortgage obligations	2,493,382	—	2,493,382	—
Asset backed securities	615,517	—	615,517	—
Common stocks	11,694,276	$8,378,960	3,315,316	—
Preferred securities	551,068	508,067	43,001	—
Investment companies	6,432,771	6,432,771	—	—
Total Investments in Securities	$37,262,018	$15,319,798	$21,942,220	—
Other Financial Instruments:
Futures	($16,582)	($16,582)	—	—
Forward Foreign Currency Contracts	$92,052	—	$92,052	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding

30

taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $235. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

31

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

32

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2015, the fund used futures contracts to maintain diversity and liquidity of the fund, manage against anticipated changes in securities and substitute for securities purchased. During the six months ended January 31, 2015, the fund held futures contracts with notional values ranging from $3.6 million to $6.5 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
3-Year Australian Treasury Bond Futures	2	Long	Mar 2015	$173,606	$174,133	$527
DAX Index Futures	1	Long	Mar 2015	270,311	300,947	30,636
U.S. Treasury Ultra Bond Futures	3	Long	Mar 2015	486,319	536,812	50,493
2-Year U.S. Treasury Note Futures	1	Short	Mar 2015	(219,389)	(219,766)	(377)
10-Year U.S. Treasury Note Futures	6	Short	Mar 2015	(758,751)	(785,250)	(26,499)
CAC 40 Index Futures	5	Short	Mar 2015	(233,176)	(260,013)	(26,837)
CME E-mini Utilities Sector Futures (XAU)	2	Short	Mar 2015	(98,454)	(97,140)	1,314
FTSE/JSE Top 40 Index Futures	4	Short	Mar 2015	(146,118)	(155,328)	(9,210)
German Euro BUND Futures	2	Short	Mar 2015	(350,068)	(360,221)	(10,153)
Mini MSCI EAFE Index Futures	2	Short	Mar 2015	(171,965)	(176,660)	(4,695)
Mini MSCI Emerging Markets Index Futures	22	Short	Mar 2015	(1,020,459)	(1,046,650)	(26,191)
Russell 2000 Mini Index Futures	2	Short	Mar 2015	(228,435)	(232,240)	(3,805)
S&P 500 Index E-Mini Futures	21	Short	Mar 2015	(2,103,431)	(2,087,820)	15,611
SPI 200 Index Futures	1	Short	Mar 2015	(100,465)	(107,861)	(7,396)
						($16,582)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

33

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2015, the fund used forward foreign currency contracts to manage against changes in currency exchange rates and to gain exposure to foreign currency. During the six months ended January 31, 2015, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $1.7 million to $3.3 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
GBP	239,535	USD	375,590	State Street Bank and Trust Company	2/25/2015	—	($14,856)	($14,856)
JPY	14,662,625	USD	125,000	State Street Bank and Trust Company	2/25/2015	—	(109)	(109)
MXN	2,792,800	USD	194,083	State Street Bank and Trust Company	2/25/2015	—	(8,033)	(8,033)
USD	192,551	AUD	229,832	Canadian Imperial Bank of Commerce	2/25/2015	$13,882	—	13,882
USD	100,000	AUD	124,727	State Street Bank and Trust Company	2/25/2015	3,038	—	3,038
USD	235,000	CAD	278,896	State Street Bank and Trust Company	2/25/2015	15,593	—	15,593
USD	464,504	CAD	528,522	Toronto Dominion Bank	2/25/2015	48,717	—	48,717
USD	456,092	EUR	370,442	Deutsche Bank AG London	2/25/2015	37,411	—	37,411
USD	225,000	EUR	190,355	State Street Bank and Trust Company	2/25/2015	9,858	—	9,858
USD	176,350	INR	11,172,590	Royal Bank of Canada	2/18/2015	—	(3,471)	(3,471)
USD	483,995	JPY	57,862,070	State Street Bank and Trust Company	2/25/2015	—	(8,855)	(8,855)
USD	240,000	KRW	263,928,000	State Street Bank and Trust Company	2/25/2015	—	(1,123)	(1,123)
						$128,499	($36,447)	$92,052

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Interest rate contracts	Receivable/payable for futures	Futures†	$51,020	($37,029)
Equity contracts	Receivable/payable for futures	Futures†	47,561	(78,134)
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	128,499	(36,447)
Total			$227,080	($151,610)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

34

	Statement of operations location — Net realized gain (loss) on:
Risk	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Total
Interest rate contracts	($3,459)	—	($3,459)
Equity contracts	70,542	—	70,542
Foreign exchange contracts	—	$108,180	108,180
Total	$67,083	$108,180	$175,263

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

	Statement of operations location — Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
Interest rate contracts	$13,000	—	$13,000
Equity contracts	(44,865)	—	(44,865)
Foreign exchange contracts	—	$80,126	80,126
Total	($31,865)	$80,126	$48,261

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $500 million of the fund's average daily net assets and (b) 0.950% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the

35

participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain expenses for each share class of the fund excluding certain expenses such as taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.70% and 1.39% for Class A and Class I shares, respectively. This voluntary arrangement can be amended or terminated at any time by the Advisor upon notice to the fund.

The expense reductions described above amounted to $1,197 and $360 for Class A and Class I shares, respectively, for the six months ended January 31, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2015, were equivalent to a net annual effective rate of 0.99% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the six months ended January 31, 2015, there were no up-front sales charges assessed for Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, there were no CDSCs received by the Distributor for Class A.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature

36

Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees
A	$48,793	$19,959
I	—	$5,699
Total	$48,793	$25,658

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

There were no transactions in fund shares for the six months ended January 31, 2015 and for the year ended July 31, 2014. Affiliates of the fund owned 100% of shares of beneficial interest of Class A and Class I on January 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $9,642,918 and $10,216,179, respectively, for the six months ended January 31, 2015. Purchases and sales of U.S. Treasury obligations aggregated $2,781,638 and $4,583,566, respectively, for the six months ended January 31, 2015.

37

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

38

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
392SA 1/15 3/15

John Hancock

Global Absolute Return Strategies Fund

Semiannual report 1/31/15

A message to shareholders

Dear fellow shareholder,

Stronger economic growth in the United States set the global standard in 2014, and it appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about continued relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but opportunities abroad are growing and could reward investors should recoveries in certain markets begin in earnest.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The U.S. Federal Reserve has signaled its intention to raise short-term interest rates in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if that portion of your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Absolute Return Strategies Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
39	Financial statements
43	Financial highlights
49	Notes to financial statements
85	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15 (%)

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Positive absolute performance

The fund generated a positive absolute return for the period; relative results were also favorable as the fund outpaced its benchmark and its Morningstar peer group.

Currency strategies were favorable

The fund's directional currency positions, which benefited from a strong U.S. dollar and weak euro, contributed to returns.

Global mining stocks were down

Stocks of mining companies struggled amid weakening commodity prices, and the fund's global miners versus Swiss equity strategy, one of a number of relative value pairings in the portfolio, declined.

PORTFOLIO ALLOCATION AS OF 1/31/15 (%)

Common stocks
Financials	6.3
Industrials	4.8
Materials	4.3
Consumer discretionary	3.7
Health care	3.1
Information technology	2.6
Consumer staples	2.2
Telecommunication services	1.9
Energy	1.9
Utilities	0.6
Foreign government obligations	9.0
Corporate bonds	8.5
Purchased options	2.2
Short-term investments and other
U.S. Government	21.5
Time deposits	15.1
Certificate of deposit	2.6
Commercial paper	1.6
Repurchase agreement	0.1
Other assets and liabilities, net	8.0
TOTAL	100.0
As a percentage of net assets.

A note about risks

Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns. They employ certain techniques, which are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the fund's assets. However, there is no guarantee that any investment strategy will be successful or that the fund's objectives will be achieved. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio.Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund's investments. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Guy Stern, CFA, Standard Life Investments (Corporate Funds) Limited

 Guy Stern, CFA
Portfolio Manager
Standard Life Investments

What drove the fund's results during the first half of its fiscal year?

For the six months ended January 31, 2015, the fund's Class A shares returned 3.75%, excluding sales charges, outpacing the BofA ML USD 1-Month LIBID Average Index, which was up 0.04%, and Morningstar's multialternative fund category average, which was up 1.06%.

The fund's currency positions were significant contributors to this period's positive performance. Indeed, four of the top five performing positions were directional currency strategies. We implement these foreign exchange positions through options and forward contracts to isolate and gain exposure to moves between currencies.

Continued evidence of the progress in the U.S. economic recovery combined with expectations of rising U.S. Treasury yields and strong job growth helped drive the U.S. dollar higher. Each of the fund's long U.S. dollar strategies posted gains. With the long U.S. dollar versus Canadian dollar position the top-performing strategy overall, the fund also enjoyed long U.S. dollar exposure versus the New Zealand dollar and Japanese yen. We closed the fund's long U.S. dollar versus New Zealand dollar position after it reached our target exchange rate.

The euro weakened dramatically in January following the European Central Bank (ECB) announcement of quantitative easing (QE). While the market anticipated that the ECB would engage in some form of QE, investors were surprised by the magnitude and scope of the proposed policy. This helped drive positive returns on the fund's long U.S. dollar versus euro, long Indian rupee versus euro, and Mexican government bonds versus euro strategies.

What other strategies did well?

At the end of October, the Bank of Japan unexpectedly announced an expansion of its QE program, which helped drive Japanese equities higher. This, combined with the unfavorable performance of

4

"We isolated a number of key macroeconomic themes that informed portfolio positioning. For one, different economies across the world are growing at quite different rates."
Korean stocks, resulted in a positive contribution from the fund's Japanese versus Korean equities relative value strategy, which we implemented with equity index futures.

The ECB's QE announcement was positive for the fund's European equity strategy in general and, in particular, for those stocks of companies that can export tradable goods as the euro weakened during the period.

What was your take on the speed and degree of the fall of commodity prices?

The plunge in the price of oil, in particular, was another big story during the period, with significant implications across a number of asset classes. This brought mixed results for the fund. Government bond yields declined as investors reassessed their expectations for inflation.

On one hand, this was favorable for the fund's Australian forward-start interest-rates strategy, which benefits when short-term interest rates in Australia fall. We implemented this position through swap contracts; in a forward-start interest rate swap, the exchange of payments only begins after some specified point, typically one or more years from the initiation of the contract.

On the other hand, falling yields hurt both the fund's short U.S. duration strategy, the most significant detractor for the period, and the short U.K. real yield strategy. We implemented each of these strategies with interest-rate swaps, which declined in value in this falling-rate environment.

PORTFOLIO COMPOSITION AS OF 1/31/15 (%)

5

"The fund's currency strategies boosted returns. We implement these foreign exchange positions through options and forward contracts ..."

What else offset otherwise favorable performance during this particular period?

A relative value approach, the fund's global miners versus Swiss equity strategy suffered as mining companies struggled with weakening commodity prices, such as iron ore. Relative value strategies aim to benefit from a performance differential between a pair of assets, long exposure to one (a basket of global mining stocks in this case) and short exposure to the other (Swiss equity).

We implemented this strategy in part with equity index futures. We closed the short Swiss equity leg of the strategy after a sharp decline in Swiss equities following the Swiss National Bank's decision to remove the peg on the value of the Swiss franc relative to the euro. The franc's surge in value left many Swiss companies in a less favorable position to compete in the global marketplace.

Separately, bank stocks did not respond to the ECB's QE announcement in the same way that the broader European market did, and the fund's European equity banks strategy declined.

Can you give a couple of examples of themes reflected in the portfolio during the period?

We isolated a number of key macroeconomic themes that influenced portfolio positioning. For one,

COUNTRY COMPOSITION AS OF 1/31/15 (%)

United States	60.0
United Kingdom	8.2
Mexico	4.7
Brazil	4.4
Germany	3.4
Switzerland	2.2
France	2.1
China	1.6
Spain	1.3
Australia	1.2
Other countries	10.9
Total	100.0
As a percentage of net assets.

6

different economies across the world are growing at quite different rates.

Two examples, both relative value strategies, expressed our views on this multispeed global growth theme well. Specifically, the European versus U.S. and Japanese duration strategy reflected our view that economic growth in the United States and Japan would exceed the rate of growth in Europe. Similarly, the German versus French equity strategy reflected our favorable outlook for Germany relative to that of France.

The influence of central bank policies on markets was another theme, along with resources and demand. The fund's long Mexican peso versus Australian dollar directional strategy reflected our forecast of poor prospects for commodity-exporting economies.

MANAGED BY

Guy Stern, CFA On the fund since 2008 Investing since 1983

The views expressed in this report are exclusively those of Guy Stern, CFA, Standard Life Investments (Corporate Funds) Limited, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2015

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	0.25	4.02	-1.44	13.13
Class C2	3.71	5.00	2.32	16.47
Class I3	5.76	6.11	3.79	20.39
Class R2[2,3]	5.13	5.49	3.54	18.19
Class R6[2,3]	5.99	6.15	3.92	20.51
Class NAV[3]	5.98	6.21	3.92	20.72
Index 1†	0.08	0.10	0.04	0.31
Index 2†	7.58	15.97	-1.17	58.77

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.71	2.41	1.39	1.79	1.29	1.27
Net (%)	1.71	2.41	1.39	1.79	1.26	1.27

Please refer to the most recent prospectuses and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index; Index 2 is the MSCI World Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Absolute Return Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C4	12-19-11	11,647	11,647	10,031	15,877
Class I3	12-19-11	12,039	12,039	10,031	15,877
Class R2[3]	12-19-11	11,819	11,819	10,031	15,877
Class R6[3]	12-19-11	12,051	12,051	10,031	15,877
Class NAV[3]	12-19-11	12,072	12,072	10,031	15,877

The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 12-19-11.
2	Class R2 and Class R6 shares were first offered on 3-1-12; Class C shares were first offered on 8-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2, Class R6, and Class C shares, as applicable.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015	Annualized expense ratio
Class A	$1,000.00	$1,037.50	$8.63	1.68%
Class C	1,000.00	1,033.10	12.20	2.38%
Class I	1,000.00	1,037.90	7.04	1.37%
Class R2	1,000.00	1,035.40	10.26	2.00%
Class R6	1,000.00	1,039.20	6.37	1.24%
Class NAV	1,000.00	1,039.20	6.37	1.24%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2014, with the same investment held until January 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2014	Ending value on 1-31-2015	Expenses paid during period ended 1-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.70	$8.54	1.68%
Class C	1,000.00	1,013.20	12.08	2.38%
Class I	1,000.00	1,018.30	6.97	1.37%
Class R2	1,000.00	1,015.10	10.16	2.00%
Class R6	1,000.00	1,019.00	6.31	1.24%
Class NAV	1,000.00	1,019.00	6.31	1.24%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 1-31-15 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 8.5%					$541,041,571
(Cost $575,656,992)
Australia 0.1%					8,032,180
Australia Pacific Airports Melbourne Pty, Ltd.	1.750	10-15-24	EUR	700,000	832,788
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19		1,600,000	1,420,000
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000	11-12-24	EUR	850,000	959,462
Origin Energy Finance, Ltd.	3.500	10-04-21	EUR	300,000	367,863
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250	09-22-70	EUR	1,243,000	1,504,596
Scentre Group Trust 2	3.250	09-11-23	EUR	1,160,000	1,533,377
Scentre Management, Ltd.	1.500	07-16-20	EUR	200,000	233,387
Telstra Corp., Ltd.	2.500	09-15-23	EUR	920,000	1,180,707
Austria 0.0%					2,675,303
JBS Investments GmbH (S)	7.250	04-03-24		550,000	546,150
JBS Investments GmbH (S)	7.750	10-28-20		600,000	617,820
UniCredit Bank Austria AG	2.625	01-30-18	EUR	1,300,000	1,511,333
Belgium 0.1%					3,553,242
Belfius Bank SA	1.125	05-22-17	EUR	100,000	114,413
Belfius Bank SA	2.250	09-26-18	EUR	1,900,000	2,267,161
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625	03-19-19	EUR	1,050,000	1,171,668
Brazil 0.0%					1,244,473
Telemar Norte Leste SA	5.125	12-15-17	EUR	375,000	435,403
Vale SA	3.750	01-10-23	EUR	180,000	216,607
Vale SA	4.375	03-24-18	EUR	480,000	592,463
Canada 0.2%					15,562,436
Air Canada (S)	8.750	04-01-20		1,024,000	1,105,920
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375	05-15-21		668,378	691,772
Bombardier, Inc. (S)	7.750	03-15-20		500,000	502,188
Cascades, Inc. (S)	5.500	07-15-22		1,170,000	1,175,850
Cascades, Inc.	7.875	01-15-20		512,000	533,760
CHC Helicopter SA	9.250	10-15-20		900,000	792,000
CHC Helicopter SA	9.375	06-01-21		808,516	590,216
First Quantum Minerals, Ltd. (S)	6.750	02-15-20		618,000	525,300
First Quantum Minerals, Ltd. (S)	7.000	02-15-21		618,000	517,575

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Canada (continued)
First Quantum Minerals, Ltd. (S)	7.250	05-15-22		800,000	$668,000
Garda World Security Corp. (S)	7.250	11-15-21		870,000	848,250
Great-West Lifeco, Inc.	2.500	04-18-23	EUR	2,020,000	2,524,948
Mercer International, Inc. (S)	7.000	12-01-19		420,000	428,400
Mercer International, Inc. (S)	7.750	12-01-22		850,000	873,375
New Red Finance, Inc. (S)	6.000	04-01-22		1,350,000	1,383,750
NOVA Chemicals Corp. (S)	5.000	05-01-25		683,000	708,613
Open Text Corp. (S)	5.625	01-15-23		240,000	246,600
Resolute Forest Products, Inc.	5.875	05-15-23		1,030,000	983,650
Total Capital Canada, Ltd.	1.125	03-18-22	EUR	400,000	462,269
Cayman Islands 0.1%					6,058,833
Hutchison Whampoa Finance 09, Ltd.	4.750	11-14-16	EUR	1,350,000	1,644,473
Hutchison Whampoa Finance 14, Ltd.	1.375	10-31-21	EUR	1,200,000	1,382,021
IPIC GMTN, Ltd.	5.875	03-14-21	EUR	1,930,000	2,791,551
UPCB Finance, Ltd.	7.625	01-15-20	EUR	205,000	240,788
Czech Republic 0.0%					147,532
CEZ AS	4.875	04-16-25	EUR	100,000	147,532
Denmark 0.1%					6,897,120
Danske Bank A/S	3.875	02-28-17	EUR	1,282,000	1,556,693
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875	10-04-23	EUR	400,000	489,382
Danske Bank A/S (4.100% to 3-16-15, then 3 month EURIBOR + 1.810%)	4.100	03-16-18	EUR	1,220,000	1,382,046
DONG Energy A/S	4.875	12-16-21	EUR	660,000	937,284
DONG Energy A/S	6.500	05-07-19	EUR	600,000	845,672
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875	07-08-18	EUR	1,150,000	1,376,877
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250	06-26-13	EUR	236,000	309,166
Finland 0.0%					152,755
Teollisuuden Voima OYJ	4.625	02-04-19	EUR	120,000	152,755
France 1.0%					60,536,833
Aeroports de Paris	1.500	04-07-25	EUR	400,000	473,845
Alstom SA	3.625	10-05-18	EUR	500,000	625,875
Alstom SA	4.500	03-18-20	EUR	400,000	534,526
Areva SA	3.250	09-04-20	EUR	700,000	833,089
Arkema SA	1.500	01-20-25	EUR	800,000	912,035
Arkema SA (4.750% to 10-29-20, then 5 Year Euro Swap Rate + 4.346%) (Q)	4.750	10-29-20	EUR	400,000	474,954
Autoroutes du Sud de la France SA	2.950	01-17-24	EUR	200,000	261,930
Autoroutes du Sud de la France SA	7.375	03-20-19	EUR	550,000	793,965
Banque Federative du Credit Mutuel SA	3.000	11-28-23	EUR	400,000	529,462

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^		Value
France (continued)
BNP Paribas SA	2.500	08-23-19	EUR	500,000	$612,704
BNP Paribas SA	2.875	11-27-17	EUR	1,600,000	1,936,650
BNP Paribas SA (7.781% to 7-2-18, then 3 month EURIBOR + 3.750%) (Q)	7.781	07-02-18	EUR	300,000	392,392
BPCE SA	1.375	05-22-19	EUR	600,000	699,612
BPCE SA	2.000	04-24-18	EUR	800,000	947,759
BPCE SA	4.500	02-10-22	EUR	900,000	1,266,513
BPCE SA	5.150	07-21-24		1,100,000	1,180,301
Casino Guichard Perrachon SA	2.798	08-05-26	EUR	900,000	1,096,758
Casino Guichard Perrachon SA	3.157	08-06-19	EUR	600,000	749,442
Casino Guichard Perrachon SA	3.311	01-25-23	EUR	500,000	641,830
Casino Guichard Perrachon SA	4.472	04-04-16	EUR	600,000	710,639
Casino Guichard Perrachon SA	4.726	05-26-21	EUR	500,000	687,487
Christian Dior SA	4.000	05-12-16	EUR	700,000	825,052
Cie Financiere et Industrielle des Autoroutes SA	5.000	05-24-21	EUR	300,000	424,849
CNP Assurances (6.875% to 9-30-21, then 12 month EURIBOR + 4.400%)	6.875	09-30-41	EUR	400,000	559,802
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500	06-23-21	EUR	600,000	705,120
Credit Agricole SA (6.637% to 5-31-17, then 3 month EURIBOR + 1.232%) (Q)	6.637	05-31-17		400,000	421,000
Credit Logement SA (P)(Q)	1.232	03-16-15	EUR	1,350,000	1,303,539
Electricite de France SA	3.875	01-18-22	EUR	500,000	687,821
Electricite de France SA	4.625	09-11-24	EUR	450,000	671,096
Electricite de France SA	4.625	04-26-30	EUR	900,000	1,462,580
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125	01-22-22	EUR	300,000	372,759
Eutelsat SA	2.625	01-13-20	EUR	1,900,000	2,325,608
Eutelsat SA	5.000	01-14-19	EUR	100,000	132,011
GDF Suez	1.375	05-19-20	EUR	400,000	474,373
GDF Suez (3.875% to 6-2-24, then 10 Year Euro Swap Rate + 2.650%) (Q)	3.875	06-02-24	EUR	800,000	985,568
Holding d'Infrastructures de Transport SAS	2.250	03-24-25	EUR	1,000,000	1,206,989
Holding d'Infrastructures de Transport SAS	5.750	03-09-18	EUR	200,000	261,599
Infra Foch SAS	1.250	10-16-20	EUR	500,000	575,079
Ingenico	2.500	05-20-21	EUR	1,400,000	1,656,581
Kering	2.500	07-15-20	EUR	300,000	371,385
Lafarge SA	4.750	09-30-20	EUR	710,000	955,027
Lafarge SA	6.625	11-29-18	EUR	1,350,000	1,786,613
Lagardere SCA	4.125	10-31-17	EUR	800,000	973,964
Legrand SA	4.375	03-21-18	EUR	500,000	633,789
Mercialys SA	1.787	03-31-23	EUR	600,000	694,441
Numericable Group SA (S)	4.875	05-15-19		200,000	200,000
Numericable Group SA	5.375	05-15-22	EUR	400,000	477,990
Numericable Group SA	5.625	05-15-24	EUR	250,000	299,360

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
France (continued)
Numericable Group SA (S)	6.000	05-15-22		850,000	$869,465
Numericable Group SA (S)	6.250	05-15-24		1,175,000	1,216,125
Orange SA	3.875	04-09-20	EUR	620,000	817,425
Orange SA	3.875	01-14-21	EUR	1,000,000	1,343,598
Orange SA	8.125	01-28-33	EUR	690,000	1,464,500
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (Q)	5.000	10-01-26	EUR	950,000	1,204,109
Pernod Ricard SA	2.000	06-22-20	EUR	200,000	240,179
Pernod Ricard SA	5.000	03-15-17	EUR	900,000	1,115,453
RCI Banque SA	1.750	07-06-16	EUR	540,000	621,486
RCI Banque SA	4.250	04-27-17	EUR	780,000	955,850
RCI Banque SA	5.625	03-13-15	EUR	856,000	972,534
Renault SA	3.125	03-05-21	EUR	550,000	689,796
Sanofi	2.500	11-14-23	EUR	600,000	778,738
SGD Group SAS	5.625	05-15-19	EUR	455,000	501,039
Societe Des Autoroutes Paris-Rhin-Rhone	1.125	01-15-21	EUR	600,000	686,196
Societe Des Autoroutes Paris-Rhin-Rhone	1.875	01-15-25	EUR	800,000	956,398
Societe Des Autoroutes Paris-Rhin-Rhone	4.875	01-21-19	EUR	400,000	527,549
Societe Fonciere Lyonnaise SA	3.500	11-28-17	EUR	200,000	244,081
Societe Fonciere Lyonnaise SA	4.625	05-25-16	EUR	300,000	357,350
Societe Generale SA	4.000	06-07-23	EUR	300,000	381,797
Societe Generale SA	4.750	03-02-21	EUR	200,000	281,029
Societe Generale SA (6.750% to 4-7-21, then 5 Year U.S. Swap Rate + 5.538%) (Q)	6.750	04-07-21	EUR	660,000	736,403
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18		750,000	776,250
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375	09-04-19	EUR	300,000	416,970
SPCM SA	5.500	06-15-20	EUR	605,000	721,934
SPCM SA (S)	6.000	01-15-22		1,050,000	1,089,375
Valeo SA	3.250	01-22-24	EUR	600,000	802,031
Veolia Environnement SA	4.625	03-30-27	EUR	400,000	600,758
Veolia Environnement SA	6.750	04-24-19	EUR	300,000	428,297
Vinci SA (6.250% to 11-13-15, then 3 month EURIBOR + 3.750%) (Q)	6.250	11-13-15	EUR	350,000	408,927
WPP Finance SA	2.250	09-22-26	EUR	427,000	525,428
Germany 0.4%					26,045,559
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR ISDAFIX + 3.200%) (Q)	3.375	09-18-24	EUR	300,000	351,923
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750	10-24-23	EUR	2,600,000	3,378,969
Commerzbank AG	7.750	03-16-21	EUR	1,200,000	1,687,434
Continental AG	3.125	09-09-20	EUR	400,000	509,871
Deutsche Bank AG	1.250	09-08-21	EUR	900,000	1,041,020

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^		Value
Germany (continued)
Deutsche Bank AG (6.250% to 4-30-20, then 5 Year U.S. Swap Rate + 4.358%) (Q)	6.250	04-30-20		1,400,000	$1,398,258
FMC Finance VIII SA	6.500	09-15-18	EUR	575,000	765,848
HeidelbergCement Finance Luxembourg SA	6.750	12-15-15	EUR	730,000	867,727
HeidelbergCement Finance Luxembourg SA	7.500	04-03-20	EUR	150,000	220,138
HeidelbergCement Finance Luxembourg SA	8.000	01-31-17	EUR	800,000	1,027,403
Henkel AG & Company KGaA (5.375% to 11-25-15, then 3 month EURIBOR + 2.850%)	5.375	11-25-04	EUR	530,000	616,867
KraussMaffei Group GmbH	8.750	12-15-20	EUR	372,255	456,403
Muenchener Rueckversicherungs AG (6.250% to 5-26-22, then 3 month EURIBOR + 4.950%)	6.250	05-26-42	EUR	400,000	577,009
Trionista TopCo GmbH	6.875	04-30-21	EUR	575,000	689,255
Unitymedia Hessen GmbH & Company KG	4.000	01-15-25	EUR	900,000	1,050,571
Unitymedia Hessen GmbH & Company KG	5.750	01-15-23	EUR	540,000	665,364
Unitymedia Hessen GmbH & Company KG	6.250	01-15-29	EUR	1,000,000	1,281,137
Unitymedia KabelBW GmbH	9.500	03-15-21	EUR	200,000	252,227
Volkswagen International Finance NV	0.875	01-16-23	EUR	2,481,000	2,820,925
Volkswagen International Finance NV	2.000	03-26-21	EUR	1,180,000	1,446,520
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year U.S. Swap Rate + 2.534%) (Q)	3.750	03-24-21	EUR	1,350,000	1,665,113
Volkswagen International Finance NV (3.875% to 9-4-18, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875	09-04-18	EUR	290,000	350,278
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625	03-24-26	EUR	400,000	517,123
Volkswagen Leasing GmbH	2.625	01-15-24	EUR	1,000,000	1,296,027
Volkswagen Leasing GmbH	3.250	05-10-18	EUR	900,000	1,112,149
Ireland 0.3%					18,641,434
AG Spring Finance II, Ltd.	9.500	06-01-19	EUR	450,000	406,800
Aquarius + Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250	10-02-43	EUR	137,000	179,411
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24		360,000	380,553
Ardagh Glass Finance PLC	8.750	02-01-20	EUR	100,000	117,861
Ardagh Packaging Finance PLC	4.250	01-15-22	EUR	400,000	449,740
Ardagh Packaging Finance PLC (S)	7.000	11-15-20		70,588	69,529
Ardagh Packaging Finance PLC (S)	9.125	10-15-20		505,000	535,300
Bank of Ireland	2.000	05-08-17	EUR	1,200,000	1,385,864
Bank of Ireland Mortgage Bank	3.125	11-20-15	EUR	540,000	623,785
Cloverie PLC	1.750	09-16-24	EUR	300,000	360,881

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Ireland (continued)
ERVIA	3.625	12-04-17	EUR	350,000	$430,313
ESB Finance, Ltd.	4.375	11-21-19	EUR	600,000	798,828
ESB Finance, Ltd.	6.250	09-11-17	EUR	1,280,000	1,663,338
FGA Capital Ireland PLC	2.000	10-23-19	EUR	900,000	1,048,166
FGA Capital Ireland PLC	4.000	10-17-18	EUR	750,000	932,278
Fly Leasing, Ltd.	6.375	10-15-21		1,300,000	1,274,000
Fly Leasing, Ltd.	6.750	12-15-20		300,000	302,250
GE Capital European Funding	0.800	01-21-22	EUR	2,273,000	2,573,696
GE Capital European Funding	3.625	06-15-17	EUR	536,000	651,800
GE Capital European Funding	4.625	02-22-27	EUR	550,000	872,225
Rottapharm, Ltd.	6.125	11-15-19	EUR	675,000	806,612
Smurfit Kappa Acquisitions	4.125	01-30-20	EUR	615,000	762,707
Smurfit Kappa Acquisitions	5.125	09-15-18	EUR	100,000	125,430
Swisscom AG	2.000	09-30-20	EUR	900,000	1,091,334
Willow No. 2 Ireland PLC	3.375	06-27-22	EUR	600,000	798,733
Israel 0.0%					866,243
Teva Pharmaceutical Finance IV BV	2.875	04-15-19	EUR	700,000	866,243
Italy 0.3%					15,839,038
2i Rete Gas SpA	1.125	01-02-20	EUR	500,000	569,368
Assicurazioni Generali SpA	5.125	09-16-24	EUR	700,000	1,049,055
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750	12-12-42	EUR	800,000	1,161,640
Astaldi SpA	7.125	12-01-20	EUR	325,000	384,694
Edison SpA	3.875	11-10-17	EUR	820,000	1,013,216
Eni SpA	3.625	01-29-29	EUR	380,000	528,644
Eni SpA	3.750	09-12-25	EUR	1,000,000	1,393,465
Eni SpA	4.000	06-29-20	EUR	100,000	132,046
GTECH SpA	5.375	02-02-18	EUR	400,000	503,271
Intesa Sanpaolo SpA	3.000	01-28-19	EUR	400,000	487,823
Intesa Sanpaolo SpA	3.928	09-15-26	EUR	700,000	843,050
Intesa Sanpaolo SpA	4.000	11-09-17	EUR	100,000	122,870
Intesa Sanpaolo SpA	4.125	01-14-16	EUR	100,000	116,767
Intesa Sanpaolo SpA	4.125	09-19-16	EUR	200,000	238,823
Intesa Sanpaolo SpA	4.375	10-15-19	EUR	200,000	260,863
Intesa Sanpaolo SpA	4.875	07-10-15	EUR	400,000	460,381
Intesa Sanpaolo SpA	5.000	02-28-17	EUR	1,900,000	2,335,079
Intesa Sanpaolo SpA	6.625	09-13-23	EUR	230,000	327,712
Intesa Sanpaolo SpA (3.750% to 3-2-15, then 3 month EURIBOR + 0.890%)	3.750	03-02-20	EUR	200,000	223,735
Snam SpA	3.875	03-19-18	EUR	160,000	198,968
Telecom Italia SpA	5.250	02-10-22	EUR	750,000	988,419
UniCredit SpA	4.875	03-07-17	EUR	850,000	1,039,931

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^		Value
Italy (continued)
UniCredit SpA	6.125	04-19-21	EUR	270,000	$348,142
UniCredit SpA (5.750% to 10-28-20, then 5 Year Euro Swap Rate + 4.100%)	5.750	10-28-25	EUR	900,000	1,111,076
Jamaica 0.0%					1,444,905
Digicel Group, Ltd. (S)	8.250	09-30-20		1,485,000	1,444,905
Jersey, Channel Islands 0.0%					1,817,005
CPUK Finance, Ltd.	11.625	02-28-18	GBP	475,000	761,949
ProSecure Funding LP	4.668	06-30-16	EUR	900,000	1,055,056
Luxembourg 0.4%					22,743,763
Altice SA	7.250	05-15-22	EUR	730,000	868,207
Altice SA (S)	7.625	02-15-25		330,000	334,950
Altice SA (S)	7.750	05-15-22		1,105,000	1,140,913
ArcelorMittal	6.000	03-01-21		1,015,000	1,046,719
Auris Luxembourg II SA	8.000	01-15-23	EUR	500,000	591,837
Befesa Zinc SA	8.875	05-15-18	EUR	125,000	148,086
Bilbao Luxembourg SA, PIK	10.500	12-01-18	EUR	475,312	557,244
Cabot Financial Luxembourg SA	8.375	08-01-20	GBP	100,000	151,524
Cabot Financial Luxembourg SA	10.375	10-01-19	GBP	625,000	1,029,865
CNH Industrial Finance Europe SA	2.750	03-18-19	EUR	1,070,000	1,228,283
CNH Industrial Finance Europe SA	5.250	03-11-15	EUR	770,000	873,284
CNH Industrial Finance Europe SA	6.250	03-09-18	EUR	1,050,000	1,328,680
GELF Bond Issuer I SA	1.750	11-22-21	EUR	850,000	982,609
Geo Debt Finance SCA	7.500	08-01-18	EUR	100,000	101,135
Geo Travel Finance SCA	10.375	05-01-19	EUR	162,362	143,839
Glencore Finance Europe SA	3.375	09-30-20	EUR	500,000	618,848
Glencore Finance Europe SA	5.250	03-22-17	EUR	1,350,000	1,665,467
INEOS Group Holdings SA	5.750	02-15-19	EUR	450,000	497,059
INEOS Group Holdings SA (S)	5.875	02-15-19		520,000	494,000
INEOS Group Holdings SA (S)	6.125	08-15-18		545,000	525,925
Intelsat Jackson Holdings SA	6.625	12-15-22		520,000	533,000
Intelsat Luxembourg SA	7.750	06-01-21		1,722,000	1,706,933
KBC IFIMA NV	4.500	03-27-17	EUR	1,540,000	1,894,573
Prologis International Funding II SA	2.750	10-23-18	EUR	300,000	361,381
Prologis International Funding II SA	2.875	04-04-22	EUR	1,175,000	1,447,831
Stackpole International Intermediate Company SA (S)	7.750	10-15-21		892,000	867,470
Wind Acquisition Finance SA	4.000	07-15-20	EUR	400,000	447,525
Wind Acquisition Finance SA (S)	6.500	04-30-20		600,000	624,000
Wind Acquisition Finance SA	7.000	04-23-21	EUR	300,000	338,576
Wind Acquisition Finance SA (S)	7.375	04-23-21		200,000	194,000

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Marshall Islands 0.0%					$944,100
Millennium Offshore Services Superholdings LLC (S)	9.500	02-15-18		1,049,000	944,100
Mexico 0.1%					7,198,157
America Movil SAB de CV	3.000	07-12-21	EUR	760,000	971,277
America Movil SAB de CV	4.125	10-25-19	EUR	400,000	525,278
America Movil SAB de CV	4.750	06-28-22	EUR	600,000	859,222
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125	09-06-73	EUR	800,000	984,004
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375	09-06-73	EUR	400,000	544,095
Cemex SAB de CV (S)	7.250	01-15-21		375,000	387,188
Petroleos Mexicanos	3.125	11-27-20	EUR	1,100,000	1,333,698
Petroleos Mexicanos	5.500	01-09-17	EUR	330,000	404,100
Petroleos Mexicanos	6.375	08-05-16	EUR	973,000	1,189,295
Netherlands 0.6%					41,071,207
Achmea BV	2.500	11-19-20	EUR	1,460,000	1,795,493
Aegon NV	3.000	07-18-17	EUR	350,000	421,278
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250	11-27-18	EUR	1,000,000	1,195,540
BAT Netherlands Finance BV	3.125	03-06-29	EUR	220,000	302,559
Bharti Airtel International Netherlands BV	4.000	12-10-18	EUR	1,675,000	2,068,664
Coca-Cola HBC Finance BV	4.250	11-16-16	EUR	238,000	286,511
Conti-Gummi Finance BV	2.500	03-20-17	EUR	250,000	295,608
Deutsche Annington Finance BV	2.125	07-25-16	EUR	1,100,000	1,275,004
Deutsche Annington Finance BV	3.125	07-25-19	EUR	800,000	996,950
Deutsche Annington Finance BV	3.625	10-08-21	EUR	700,000	920,675
Deutsche Annington Finance BV (4.625% to 4-8-19, then 5 Year Euro Swap Rate + 3.696%)	4.625	04-08-74	EUR	700,000	845,538
Deutsche Telekom International Finance BV	6.625	03-29-18	EUR	513,000	693,235
Enel Finance International NV	1.966	01-27-25	EUR	758,000	893,702
Enel Finance International NV	4.625	06-24-15	EUR	663,000	761,695
Enel Finance International Nv	5.000	09-14-22	EUR	500,000	723,734
Fresenius Finance BV	3.000	02-01-21	EUR	600,000	739,020
Gas Natural Fenosa Finance BV	3.875	04-11-22	EUR	1,300,000	1,760,080
Grupo Isolux Corsan Finance BV	6.625	04-15-21	EUR	250,000	243,515
Iberdrola International BV	3.000	01-31-22	EUR	800,000	1,030,005
ING Bank NV (3.500% to 11-21-18, then 5 Year Euro Swap Rate + 2.450%)	3.500	11-21-23	EUR	685,000	824,371
InterXion Holding NV	6.000	07-15-20	EUR	575,000	678,469
JAB Holdings BV JAB Holdings BV	1.500	11-24-21	EUR	900,000	1,030,978
Koninklijke KPN NV	7.500	02-04-19	EUR	878,000	1,263,039
LeasePlan Corp. NV	2.375	04-23-19	EUR	400,000	483,855

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^		Value
Netherlands (continued)
LeasePlan Corp. NV	2.500	09-19-16	EUR	350,000	$408,978
LGE HoldCo VI BV	7.125	05-15-24	EUR	735,000	939,559
Linde Finance BV (7.375% to 7-14-16, then 3 month EURIBOR + 4.125%)	7.375	07-14-66	EUR	820,000	1,008,935
Petrobras Global Finance BV	2.750	01-15-18	EUR	1,500,000	1,470,376
Playa Resorts Holding BV (S)	8.000	08-15-20		1,785,000	1,771,613
Portugal Telecom International Finance BV	5.875	04-17-18	EUR	600,000	710,181
Rabobank Nederland NV	3.500	10-17-18	EUR	920,000	1,156,032
Rabobank Nederland NV (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	1,750,000	2,041,070
Repsol International Finance BV	3.625	10-07-21	EUR	600,000	779,597
Repsol International Finance BV	4.250	02-12-16	EUR	100,000	117,430
RWE Finance BV	6.500	08-10-21	EUR	380,000	584,452
SABIC Capital I BV	2.750	11-20-20	EUR	810,000	1,005,686
Samvardhana Motherson Automotive Systems Group BV	4.125	07-15-21	EUR	600,000	669,247
Schaeffler Finance BV	4.250	05-15-18	EUR	620,000	719,866
Schaeffler Finance BV	7.750	02-15-17	EUR	300,000	379,158
Schaeffler Finance BV (S)	7.750	02-15-17		450,000	493,875
Schaeffler Holding Finance BV, PIK	6.875	08-15-18	EUR	375,000	444,429
Shell International Finance BV	1.625	01-20-27	EUR	600,000	708,259
Swiss Reinsurance Company (5.252% to 5-25-16, then 6 month EURIBOR + 2.090%) (Q)	5.252	05-25-16	EUR	1,550,000	1,839,022
Telefonica Europe BV	5.875	02-14-33	EUR	230,000	412,356
Unify Germany Holdings BV	10.750	11-15-15	EUR	92,000	100,332
UPC Holding BV	6.375	09-15-22	EUR	100,000	121,482
UPC Holding BV	8.375	08-15-20	EUR	500,000	610,369
Urenco Finance NV	2.375	12-02-24	EUR	900,000	1,049,385
Norway 0.1%					4,262,812
DNB Bank ASA	4.375	02-24-21	EUR	1,210,000	1,661,582
Statkraft AS	2.500	11-28-22	EUR	1,280,000	1,626,725
Statkraft AS	6.625	04-02-19	EUR	690,000	974,505
Russia 0.0%					1,536,011
Gazprom OAO	3.755	03-15-17	EUR	1,510,000	1,536,011
Spain 0.2%					10,483,330
Amadeus Capital Markets SA	4.875	07-15-16	EUR	930,000	1,119,358
BBVA Senior Finance SAU	2.375	01-22-19	EUR	100,000	120,509
BBVA Senior Finance SAU	3.250	04-23-15	EUR	400,000	454,820
BBVA Senior Finance SAU	4.375	09-21-15	EUR	500,000	579,256
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	900,000	1,067,242

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Spain (continued)
Ferrovial Emisiones SA	3.375	01-30-18	EUR	900,000	$1,098,862
Gas Natural Capital Markets SA	6.000	01-27-20	EUR	1,000,000	1,421,507
Telefonica Emisiones SAU	3.661	09-18-17	EUR	350,000	428,811
Telefonica Emisiones SAU	4.710	01-20-20	EUR	1,200,000	1,622,972
Telefonica Emisiones SAU	4.750	02-07-17	EUR	300,000	368,794
Telefonica Emisiones SAU	4.967	02-03-16	EUR	1,100,000	1,300,782
Telefonica Emisiones SAU	5.811	09-05-17	EUR	700,000	900,417
Sweden 0.1%					3,087,513
Atlas Copco AB	2.500	02-28-23	EUR	540,000	694,115
Investor AB	3.250	09-17-18	EUR	550,000	686,161
Nordea Bank AB	4.000	06-29-20	EUR	410,000	547,855
Skandinaviska Enskilda Banken AB (5.750% to 5-13-20, then 5 Year U.S. Swap Rate + 3.850%) (Q)	5.750	05-13-20		500,000	500,988
Svenska Handelsbanken AB	4.375	10-20-21	EUR	470,000	658,394
Switzerland 0.0%					1,246,259
Credit Suisse AG	0.625	11-20-18	EUR	1,100,000	1,246,259
United Arab Emirates 0.0%					1,782,125
Emirates Telecommunications Corp.	1.750	06-18-21	EUR	197,000	233,184
Emirates Telecommunications Corp.	2.750	06-18-26	EUR	1,000,000	1,250,808
Glencore Finance Dubai, Ltd.	1.750	05-19-16	EUR	260,000	298,133
United Kingdom 1.2%					74,615,298
Abbey National Treasury Services PLC	0.875	01-13-20	EUR	1,100,000	1,248,246
Abbey National Treasury Services PLC	1.125	01-14-22	EUR	1,200,000	1,363,593
Abbey National Treasury Services PLC	1.750	01-15-18	EUR	280,000	327,790
Abbey National Treasury Services PLC	2.000	01-14-19	EUR	200,000	237,892
Abbey National Treasury Services PLC	2.625	07-16-20	EUR	1,240,000	1,533,923
Anglo American Capital PLC	1.750	04-03-18	EUR	500,000	578,338
Anglo American Capital PLC	3.250	04-03-23	EUR	750,000	914,916
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	620,000	1,024,708
Avis Budget Finance PLC	6.000	03-01-21	EUR	475,000	567,613
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875	07-03-44	EUR	300,000	359,815
Aviva PLC (5.700% to 9-29-15, then 3 month EURIBOR + 2.350%) (Q)	5.700	09-29-15	EUR	320,000	370,640
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125	07-05-43	EUR	1,110,000	1,537,144
Babcock International Group PLC	1.750	10-06-22	EUR	1,000,000	1,169,422
Barclays Bank PLC	2.250	06-10-24	EUR	750,000	931,766
Barclays Bank PLC	7.625	11-21-22		530,000	591,281
Barclays Bank PLC	10.000	05-21-21	GBP	210,000	431,485
BAT International Finance PLC	3.625	11-09-21	EUR	560,000	753,923
BIBBY Offshore Services PLC	7.500	06-15-21	GBP	425,000	544,115

SEE NOTES TO FINANCIAL STATEMENTS21

	Rate (%)	Maturity date	Par value^		Value
United Kingdom (continued)
BP Capital Markets PLC	2.213	09-25-26	EUR	800,000	$975,017
Brambles Finance PLC	4.625	04-20-18	EUR	430,000	548,959
CEVA Group PLC (S)	7.000	03-01-21		1,455,000	1,345,875
CEVA Group PLC (S)	9.000	09-01-21		350,000	306,250
Coventry Building Society	2.250	12-04-17	EUR	1,280,000	1,517,777
Coventry Building Society	2.500	11-18-20	EUR	600,000	737,959
Experian Finance PLC	4.750	02-04-20	EUR	840,000	1,129,153
FCE Bank PLC	1.875	04-18-19	EUR	900,000	1,065,074
FCE Bank PLC	1.875	06-24-21	EUR	1,550,000	1,839,197
FCE Bank PLC	2.875	10-03-17	EUR	470,000	564,986
Fiat Chrysler Finance Europe	4.750	07-15-22	EUR	330,000	411,588
Fiat Chrysler Finance Europe	6.750	10-14-19	EUR	600,000	798,345
FirstGroup PLC	8.125	09-19-18	GBP	270,000	484,939
G4S International Finance PLC	2.625	12-06-18	EUR	400,000	484,254
G4S International Finance PLC	2.875	05-02-17	EUR	681,000	810,092
Grainger PLC	5.000	12-16-20	GBP	525,000	818,308
Hammerson PLC	2.000	07-01-22	EUR	600,000	718,443
Hammerson PLC	2.750	09-26-19	EUR	660,000	814,542
HBOS PLC	4.875	03-20-15	EUR	260,000	295,269
Heathrow Finance PLC	7.125	03-01-17	GBP	980,000	1,604,906
Heathrow Funding, Ltd.	1.875	05-23-22	EUR	600,000	726,650
Heathrow Funding, Ltd.	4.125	10-12-16	EUR	1,000,000	1,202,129
Heathrow Funding, Ltd.	4.375	01-25-17	EUR	560,000	682,734
Heathrow Funding, Ltd.	4.600	02-15-18	EUR	1,060,000	1,346,111
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	380,000	458,908
Imperial Tobacco Finance PLC	3.375	02-26-26	EUR	800,000	1,053,058
Imperial Tobacco Finance PLC	5.000	12-02-19	EUR	1,420,000	1,923,114
Imperial Tobacco Finance PLC	8.375	02-17-16	EUR	425,000	519,963
Jaguar Land Rover Automotive PLC	5.000	02-15-22	GBP	375,000	605,701
Jaguar Land Rover Automotive PLC (S)	5.625	02-01-23		150,000	160,875
Jaguar Land Rover Automotive PLC	8.250	03-15-20	GBP	1,125,000	1,872,386
LBG Capital No.2 PLC	15.000	12-21-19	EUR	810,000	1,355,026
Leeds Building Society	2.625	04-01-21	EUR	800,000	977,616
Legal & General Group PLC (4.000% to 6-8-15 then 3 month EURIBOR +1.700%)	4.000	06-08-25	EUR	410,000	466,867
Lloyds Bank PLC	6.375	06-17-16	EUR	519,000	635,296
Lloyds Bank PLC	6.500	03-24-20	EUR	1,420,000	1,987,054
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) (Q)	7.000	06-27-19	GBP	325,000	488,292
Mondi Finance PLC	3.375	09-28-20	EUR	650,000	818,404
Mondi Finance PLC	5.750	04-03-17	EUR	310,000	388,239
Motability Operations Group PLC	3.250	11-30-18	EUR	1,230,000	1,538,371
National Grid PLC	5.000	07-02-18	EUR	575,000	749,757

22SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
United Kingdom (continued)
Nationwide Building Society	6.750	07-22-20	EUR	1,000,000	$1,424,402
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250	06-18-76	EUR	1,360,000	1,689,962
Rentokil Initial PLC	3.250	10-07-21	EUR	1,000,000	1,287,845
Sky PLC	1.500	09-15-21	EUR	1,000,000	1,159,322
SSE PLC (5.025% to 10-1-15, then 5 Year Euro Swap Rate + 3.150%) (Q)	5.025	10-01-15	EUR	630,000	725,070
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625	10-01-17	EUR	560,000	684,197
Stagecoach Group PLC	5.750	12-16-16	GBP	200,000	324,202
Tesco Corporate Treasury Services PLC	1.375	07-01-19	EUR	150,000	164,799
Tesco PLC	3.375	11-02-18	EUR	1,000,000	1,189,696
The Royal Bank of Scotland PLC	1.625	06-25-19	EUR	1,300,000	1,507,010
The Royal Bank of Scotland PLC	4.875	01-20-17	EUR	350,000	429,984
The Royal Bank of Scotland PLC	5.375	09-30-19	EUR	164,000	224,055
The Royal Bank of Scotland PLC	6.934	04-09-18	EUR	542,000	702,772
The Royal Bank of Scotland PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625	03-25-24	EUR	210,000	244,082
The Royal Bank of Scotland PLC (4.625% to 9-22-16, then 3 month EURIBOR + 1.300%)	4.625	09-22-21	EUR	1,174,000	1,363,818
Thomas Cook Group PLC	7.750	06-22-17	GBP	475,000	753,400
UBS AG	1.250	09-03-21	EUR	1,300,000	1,516,613
UBS AG	6.000	04-18-18	EUR	310,000	412,853
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750	02-12-26	EUR	1,550,000	1,913,447
United Utilities Water PLC	4.250	01-24-20	EUR	800,000	1,059,391
Virgin Media Finance PLC (S)	6.000	10-15-24		900,000	947,250
Virgin Media Secured Finance PLC	6.000	04-15-21	GBP	650,000	1,032,877
Vodafone Group PLC	4.650	01-20-22	EUR	300,000	422,073
Yorkshire Building Society	2.125	03-18-19	EUR	1,450,000	1,722,084
United States 3.2%					202,269,605
24 Hour Holdings III LLC (S)	8.000	06-01-22		850,000	692,750
Affinia Group, Inc.	7.750	05-01-21		1,485,000	1,540,688
AK Steel Corp.	7.625	10-01-21		800,000	672,000
Aleris International, Inc.	7.625	02-15-18		250,000	243,750
Aleris International, Inc.	7.875	11-01-20		793,000	769,210
Allegiant Travel Company	5.500	07-15-19		975,000	994,500
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01-15-21		776,600	803,781
American Airlines 2014-1 Class B Pass Through Trust	4.375	10-01-22		170,000	175,100
American Axle & Manufacturing, Inc.	7.750	11-15-19		809,000	910,125
American International Group, Inc.	5.000	06-26-17	EUR	800,000	1,000,893

SEE NOTES TO FINANCIAL STATEMENTS23

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
American International Group, Inc. (4.875% to 3-15-17, then 3 month EURIBOR + 1.730%)	4.875	03-15-67	EUR	300,000	$352,984
Amgen, Inc.	4.375	12-05-18	EUR	930,000	1,200,718
Amsurg Corp. (S)	5.625	07-15-22		930,000	961,388
Approach Resources, Inc.	7.000	06-15-21		1,430,000	1,151,150
APX Group, Inc.	8.750	12-01-20		518,000	422,170
Asbury Automotive Group, Inc.	6.000	12-15-24		950,000	983,250
AT&T, Inc.	1.450	06-01-22	EUR	1,200,000	1,396,284
AT&T, Inc.	2.400	03-15-24	EUR	289,000	358,404
AT&T, Inc.	2.650	12-17-21	EUR	700,000	878,450
AT&T, Inc.	3.550	12-17-32	EUR	280,000	387,990
Atlas Pipeline Partners LP	6.625	10-01-20		620,000	624,650
Avis Budget Car Rental LLC	5.500	04-01-23		958,000	977,160
Bank of America Corp. (P)	0.919	03-28-18	EUR	750,000	838,033
Bank of America Corp.	1.375	09-10-21	EUR	1,300,000	1,494,252
Bank of America Corp.	2.500	07-27-20	EUR	540,000	659,132
Bank of America Corp.	4.750	04-03-17	EUR	1,200,000	1,481,080
Bank of America Corp.	7.000	06-15-16	EUR	400,000	492,845
BlueLine Rental Finance Corp. (S)	7.000	02-01-19		698,000	683,604
BWAY Holding Company (S)	9.125	08-15-21		990,000	988,763
Cablevision Systems Corp.	5.875	09-15-22		635,000	646,113
Cablevision Systems Corp.	8.625	09-15-17		700,000	778,750
Calpine Corp.	5.500	02-01-24		1,000,000	1,001,250
Casella Waste Systems, Inc.	7.750	02-15-19		1,400,000	1,407,000
CCM Merger, Inc. (S)	9.125	05-01-19		2,361,000	2,549,880
CCO Holdings LLC	5.250	09-30-22		500,000	501,875
CCO Holdings LLC	5.750	01-15-24		760,000	769,500
CCOH Safari LLC	5.500	12-01-22		450,000	453,375
CCOH Safari LLC	5.750	12-01-24		625,000	633,594
CDW LLC	8.500	04-01-19		422,000	443,733
CenturyLink, Inc.	5.625	04-01-20		1,096,000	1,155,184
CenturyLink, Inc.	7.600	09-15-39		1,300,000	1,313,000
Cequel Communications Holdings I LLC (S)	5.125	12-15-21		540,000	527,850
Cequel Communications Holdings I LLC (S)	6.375	09-15-20		1,710,000	1,778,400
Chaparral Energy, Inc.	8.250	09-01-21		825,000	478,500
Chassix Holdings, Inc., PIK (S)	10.000	12-15-18		427,822	51,339
Chesapeake Energy Corp.	6.875	11-15-20		1,515,000	1,636,200
Chesapeake Energy Corp.	7.250	12-15-18		740,000	810,300
Chrysler Group LLC	8.250	06-15-21		3,250,000	3,615,625
Citigroup, Inc. (P)	1.481	02-10-19	EUR	1,350,000	1,519,779
Citigroup, Inc.	1.750	01-28-25	EUR	1,000,000	1,150,306
Citigroup, Inc.	5.000	08-02-19	EUR	120,000	160,977
Citigroup, Inc.	7.375	09-04-19	EUR	1,700,000	2,489,494

24SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		1,120,000	$1,181,600
Cloud Peak Energy Resources LLC	6.375	03-15-24		1,225,000	1,071,875
Community Health Systems, Inc.	5.125	08-01-21		1,685,000	1,746,081
Community Health Systems, Inc.	6.875	02-01-22		1,263,000	1,343,516
Crown Americas LLC	6.250	02-01-21		100,000	105,500
DIRECTV Holdings LLC	2.750	05-19-23	EUR	730,000	924,475
DISH DBS Corp.	5.125	05-01-20		620,000	630,850
DISH DBS Corp.	6.750	06-01-21		875,000	950,469
DJO Finance LLC	7.750	04-15-18		500,000	487,500
DJO Finance LLC	9.875	04-15-18		700,000	700,000
DR Horton, Inc.	4.375	09-15-22		1,010,000	1,004,950
Eagle Midco, Inc. (S)	9.000	06-15-18		690,000	703,800
Endo Finance LLC (S)	5.750	01-15-22		750,000	761,250
Endo Finance LLC (S)	7.000	12-15-20		1,500,000	1,575,000
Energy XXI Gulf Coast, Inc.	7.500	12-15-21		776,000	353,080
EP Energy LLC	7.750	09-01-22		720,000	683,100
Ferrellgas LP	6.750	01-15-22		1,275,000	1,243,125
First Data Corp. (S)	8.250	01-15-21		1,210,000	1,288,650
First Data Corp., PIK (S)	8.750	01-15-22		1,500,000	1,612,500
Freescale Semiconductor, Inc.	10.750	08-01-20		1,137,000	1,245,015
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19		954,000	1,037,666
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22		425,000	474,406
Frontier Communications Corp.	6.875	01-15-25		425,000	430,844
Frontier Communications Corp.	7.625	04-15-24		805,000	851,288
Frontier Communications Corp.	8.125	10-01-18		560,000	627,900
Frontier Communications Corp.	9.000	08-15-31		1,300,000	1,404,000
General Motors Company	6.250	10-02-43		1,505,000	1,880,109
GenOn Americas Generation LLC	8.500	10-01-21		525,000	467,250
GenOn Energy, Inc.	9.500	10-15-18		1,920,000	1,905,600
Golden Nugget Escrow, Inc. (S)	8.500	12-01-21		2,383,000	2,383,000
Goodrich Petroleum Corp.	8.875	03-15-19		2,493,000	872,550
Graphic Packaging International, Inc.	4.875	11-15-22		610,000	626,775
Greektown Holdings LLC (S)	8.875	03-15-19		670,000	675,025
Halcon Resources Corp.	8.875	05-15-21		1,515,000	1,031,715
Halcon Resources Corp.	9.750	07-15-20		1,095,000	730,913
Harland Clarke Holdings Corp. (S)	9.250	03-01-21		1,540,000	1,466,850
HCA Holdings, Inc.	7.750	05-15-21		380,000	406,125
HCA, Inc.	4.250	10-15-19		450,000	462,938
HCA, Inc.	5.250	04-15-25		900,000	977,625
HCA, Inc.	7.500	11-15-95		1,960,000	1,920,800
Hiland Partners LP (S)	5.500	05-15-22		420,000	435,750
Hiland Partners LP (S)	7.250	10-01-20		2,010,000	2,160,750
Huntsman International LLC (S)	5.125	11-15-22		270,000	267,975
IHS, Inc. (S)	5.000	11-01-22		965,000	972,841

SEE NOTES TO FINANCIAL STATEMENTS25

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Infor US, Inc.	10.000	04-01-19	EUR	1,420,000	$1,739,065
Innovation Ventures LLC (S)	9.500	08-15-19		460,000	454,250
JPMorgan Chase & Company	1.375	09-16-21	EUR	800,000	927,066
JPMorgan Chase & Company	1.500	01-27-25	EUR	1,050,000	1,208,974
JPMorgan Chase & Company	2.625	04-23-21	EUR	3,350,000	4,167,759
Jurassic Holdings III, Inc. (S)	6.875	02-15-21		700,000	598,500
Kinder Morgan, Inc.	7.750	01-15-32		850,000	1,065,107
Kindred Healthcare, Inc. (S)	8.000	01-15-20		460,000	488,152
Kindred Healthcare, Inc. (S)	8.750	01-15-23		600,000	642,000
Kinetic Concepts, Inc.	10.500	11-01-18		1,336,000	1,466,260
Laureate Education, Inc. (S)	9.750	09-01-19		1,995,000	2,024,925
Level 3 Communications, Inc.	8.875	06-01-19		910,000	962,325
Level 3 Financing, Inc.	8.625	07-15-20		2,095,000	2,280,931
Light Tower Rentals, Inc. (S)	8.125	08-01-19		1,000,000	687,500
Linn Energy LLC	8.625	04-15-20		264,000	211,860
McGraw-Hill Global Education Holdings LLC	9.750	04-01-21		1,040,000	1,151,800
Mcron Finance Sub LLC (S)	8.375	05-15-19		736,000	789,360
Merck & Company, Inc.	1.875	10-15-26	EUR	1,300,000	1,601,425
Metropolitan Life Global Funding I	1.250	09-17-21	EUR	1,400,000	1,623,892
Metropolitan Life Global Funding I	2.375	09-30-19	EUR	2,400,000	2,934,063
MGM Resorts International	6.000	03-15-23		1,110,000	1,118,325
MHGE Parent LLC (S)	8.500	08-01-19		1,000,000	982,500
Midstates Petroleum Company, Inc.	10.750	10-01-20		534,000	295,703
Milacron LLC (S)	7.750	02-15-21		1,337,000	1,373,768
Morgan Stanley	4.500	02-23-16	EUR	1,450,000	1,709,184
Morgan Stanley	5.375	08-10-20	EUR	200,000	277,165
Morgan Stanley	5.500	10-02-17	EUR	840,000	1,072,543
MPG Holdco I, Inc. (S)	7.375	10-15-22		590,000	613,600
NCI Building Systems, Inc. (S)	8.250	01-15-23		1,178,000	1,195,670
New Academy Finance Company LLC, PIK (S)	8.000	06-15-18		425,000	415,438
Novelis, Inc.	8.750	12-15-20		780,000	836,550
NPC International, Inc.	10.500	01-15-20		880,000	911,900
NRG Energy, Inc.	8.250	09-01-20		760,000	805,600
Oasis Petroleum, Inc.	6.875	03-15-22		700,000	645,750
PaperWorks Industries, Inc. (S)	9.500	08-15-19		600,000	597,000
Parsley Energy LLC (S)	7.500	02-15-22		1,865,000	1,846,350
Pfizer, Inc.	5.750	06-03-21	EUR	800,000	1,189,361
Philip Morris International, Inc.	1.875	03-03-21	EUR	500,000	604,709
Philip Morris International, Inc.	2.750	03-19-25	EUR	450,000	581,609
Philip Morris International, Inc.	3.125	06-03-33	EUR	380,000	537,219
Pinnacle Entertainment, Inc.	6.375	08-01-21		1,478,000	1,514,950
Pittsburgh Glass Works LLC (S)	8.000	11-15-18		801,000	849,060
Praxair, Inc.	1.625	12-01-25	EUR	1,200,000	1,430,902
Prologis LP	3.000	01-18-22	EUR	1,000,000	1,256,560

26SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Prologis LP	3.375	02-20-24	EUR	800,000	$1,046,561
Prospect Medical Holdings, Inc. (S)	8.375	05-01-19		1,725,000	1,832,813
Quad/Graphics, Inc. (S)	7.000	05-01-22		1,159,000	1,101,050
Rain CII Carbon LLC (S)	8.250	01-15-21		200,000	198,500
Rain CII Carbon LLC	8.500	01-15-21	EUR	775,000	893,265
Reynolds Group Issuer, Inc.	7.875	08-15-19		568,000	599,950
Rite Aid Corp.	6.750	06-15-21		710,000	741,950
Rite Aid Corp.	8.000	08-15-20		1,840,000	1,964,200
RJS Power Holdings LLC (S)	5.125	07-15-19		667,000	646,990
Sabine Pass Liquefaction LLC	5.625	02-01-21		1,595,000	1,596,994
Sealed Air Corp. (S)	6.500	12-01-20		1,094,000	1,206,135
Service Corp. International	5.375	05-15-24		830,000	863,366
Simmons Foods, Inc. (S)	7.875	10-01-21		1,300,000	1,261,000
Sinclair Television Group, Inc.	6.125	10-01-22		860,000	885,800
Sophia Holding Finance LP, PIK (S)	9.625	12-01-18		1,010,000	1,010,000
Sprint Capital Corp.	6.875	11-15-28		1,847,000	1,696,931
Sprint Communications, Inc.	6.000	11-15-22		2,361,000	2,207,535
Sprint Communications, Inc.	7.000	08-15-20		400,000	403,000
Sprint Corp.	7.125	06-15-24		275,000	267,438
Sprint Corp.	7.250	09-15-21		1,475,000	1,472,788
Station Casinos LLC	7.500	03-01-21		1,191,000	1,250,550
Summit Materials LLC	10.500	01-31-20		965,000	1,066,325
T-Mobile USA, Inc.	6.125	01-15-22		1,525,000	1,568,844
T-Mobile USA, Inc.	6.625	11-15-20		1,110,000	1,154,123
T-Mobile USA, Inc.	6.836	04-28-23		415,000	432,638
Targa Resources Partners LP (S)	5.000	01-15-18		1,270,000	1,295,400
Tenet Healthcare Corp.	4.500	04-01-21		913,000	922,130
Tenet Healthcare Corp. (S)	5.000	03-01-19		450,000	448,875
Tenet Healthcare Corp.	6.250	11-01-18		520,000	564,850
Tenet Healthcare Corp.	8.000	08-01-20		378,000	398,790
The ADT Corp.	6.250	10-15-21		314,000	332,743
The Men's Wearhouse, Inc. (S)	7.000	07-01-22		1,280,000	1,318,400
The Procter & Gamble Company	2.000	11-05-21	EUR	100,000	124,089
The Procter & Gamble Company	4.875	05-11-27	EUR	100,000	163,804
Toll Brothers Finance Corp.	5.625	01-15-24		167,000	179,108
Toll Brothers Finance Corp.	5.875	02-15-22		817,000	882,017
Tops Holding II Corp.	8.750	06-15-18		517,000	496,320
UAL 2007-1 Pass Through Trust	6.636	07-02-22		1,515,807	1,633,282
United Rentals North America, Inc.	7.625	04-15-22		1,379,000	1,520,348
Univision Communications, Inc. (S)	6.750	09-15-22		434,000	471,975
Univision Communications, Inc. (S)	7.875	11-01-20		520,000	556,400
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23		1,801,376	2,143,638
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21		1,420,000	1,494,550
Vander Intermediate Holding II Corp., PIK (S)	9.750	02-01-19		1,590,000	1,550,250

SEE NOTES TO FINANCIAL STATEMENTS27

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Vector Group, Ltd.	7.750	02-15-21		1,630,000	$1,729,838
Verizon Communications, Inc.	2.375	02-17-22	EUR	1,280,000	1,587,006
Verizon Communications, Inc.	3.250	02-17-26	EUR	480,000	646,309
Visant Corp.	10.000	10-01-17		1,210,000	1,025,475
Wachovia Corp.	4.375	11-27-18	EUR	900,000	1,153,448
Wal-Mart Stores, Inc.	4.875	09-21-29	EUR	200,000	339,742
Walter Energy, Inc. (S)	9.500	10-15-19		920,000	602,600
Waterjet Holdings, Inc. (S)	7.625	02-01-20		1,057,000	1,096,638
Wells Fargo & Company	2.125	06-04-24	EUR	600,000	732,718
Wells Fargo & Company	2.250	09-03-20	EUR	1,350,000	1,648,505
Wells Fargo & Company	2.625	08-16-22	EUR	400,000	504,259
Windstream Corp.	6.375	08-01-23		2,270,000	2,091,238
Zebra Technologies Corp. (S)	7.250	10-15-22		1,370,000	1,469,325
Uruguay 0.0%					286,500
Navios South American Logistics, Inc. (S)	7.250	05-01-22		300,000	286,500
Capital preferred securities 0.0%					$927,802
(Cost $965,488)
United States 0.0%					927,802
GE Capital Trust IV (4.625% to 9-15-16, then 3 month EURIBOR +1.600%)	4.625	09-15-66	EUR	795,000	927,802
Foreign government obligations 9.0%					$576,674,984
(Cost $636,905,855)
Brazil 4.1%					262,778,711
Federative Republic of Brazil
Note	6.000	08-15-22	BRL	94,800,000	93,074,115
Note	6.000	08-15-50	BRL	65,500,000	63,460,706
Note	10.000	01-01-23	BRL	231,300,000	78,901,035
Note	10.000	01-01-25	BRL	81,150,000	27,342,855
Germany 0.3%					16,529,174
Federal Republic of Germany
Bond	1.500	09-04-22	EUR	6,000,000	7,490,474
Bond	1.500	05-15-23	EUR	700,000	879,513
Bond	2.250	09-04-21	EUR	6,000,000	7,775,776
Bond	4.750	07-04-40	EUR	180,000	383,411
Mexico 4.6%					296,478,445
Government of Mexico
Bond	6.500	06-10-21	MXN	1,002,974,800	72,534,493
Bond	7.500	06-03-27	MXN	953,930,200	75,170,680
Bond	8.500	05-31-29	MXN	880,707,700	75,308,896
Bond	10.000	12-05-24	MXN	808,501,400	73,464,376

28SEE NOTES TO FINANCIAL STATEMENTS

Rate (%)	Maturity date	Par value^	Value
Spain 0.0%	$888,654
Kingdom of Spain Bond (S)	5.400	01-31-23	EUR	600,000	888,654
Shares	Value
Common stocks 31.4%	$2,008,810,183
(Cost $2,001,748,269)
Australia 1.1%	68,871,087
BHP Billiton PLC	2,577,188	55,977,879
Fortescue Metals Group, Ltd.	1,582,000	2,868,627
Oil Search, Ltd.	1,012,978	6,095,865
Santos, Ltd.	645,319	3,928,716
Austria 0.1%	5,122,384
Oesterreichische Post AG	103,339	5,122,384
Belgium 0.3%	22,172,178
Anheuser-Busch InBev NV	117,146	14,287,837
UCB SA	101,421	7,884,341
Bermuda 0.2%	9,787,368
Lazard, Ltd., Class A	213,698	9,787,368
Brazil 0.3%	17,940,560
Vale SA, ADR	2,552,000	17,940,560
Canada 0.4%	28,392,657
Africa Oil Corp. (I)	479,383	897,460
Alimentation Couche-Tard, Inc., Class B	379,581	14,873,171
Element Financial Corp. (I)	570,546	6,061,518
First Quantum Minerals, Ltd.	305,100	2,782,804
Teck Resources, Ltd., Class B	293,300	3,777,704
China 1.6%	103,034,216
AAC Technologies Holdings, Inc.	106,000	677,415
Agricultural Bank of China, Ltd., H Shares	3,201,000	1,567,205
Anhui Conch Cement Company, Ltd., H Shares	698,500	2,342,751
Baidu, Inc., ADR (I)	12,583	2,742,087
Bank of China, Ltd., H Shares	11,366,000	6,330,545
Bank of Communications Company, Ltd., H Shares	651,000	546,522
China Construction Bank Corp., H Shares	10,178,000	8,160,368
China Life Insurance Company, Ltd., H Shares	944,000	3,664,064
China Longyuan Power Group Corp., H Shares	416,000	444,354
China Mengniu Dairy Company, Ltd.	2,689,000	12,287,233
China Merchants Bank Company, Ltd., H Shares	1,643,564	3,672,660
China Oilfield Services, Ltd., H Shares	438,000	722,715
China Pacific Insurance Group Company, Ltd., H Shares	287,600	1,382,136
China Petroleum & Chemical Corp., H Shares	7,408,400	5,880,929

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
China (continued)
China Shenhua Energy Company, Ltd., H Shares	301,000	$826,255
China Telecom Corp., Ltd., H Shares	2,024,000	1,196,965
CNOOC, Ltd.	1,064,000	1,414,557
Geely Automobile Holdings, Ltd.	1,300,000	534,265
Great Wall Motor Company, Ltd., H Shares	160,500	916,116
Hengan International Group Company, Ltd.	319,500	3,792,501
Huaneng Power International, Inc., H Shares	1,080,000	1,503,423
Industrial & Commercial Bank of China, Ltd., H Shares	12,514,000	8,940,063
JD.com, Inc., ADR (I)	340,200	8,450,568
Jiangxi Copper Company, Ltd., H Shares	255,000	415,708
Minth Group, Ltd.	222,000	462,141
New Oriental Education & Technology Group, Inc., ADR (I)	39,502	722,492
Perfect World Company, Ltd., ADR	44,800	848,960
PetroChina Company, Ltd., H Shares	2,602,000	2,818,780
Ping An Insurance Group Company of China, Ltd., H Shares	427,000	4,517,525
Sinopharm Group Company, Ltd., H Shares	300,800	1,099,093
Tencent Holdings, Ltd.	617,700	10,410,577
Tianhe Chemicals Group, Ltd. (I)(S)	4,848,409	707,465
Tingyi Cayman Islands Holding Corp.	238,000	586,835
Zhuzhou CSR Times Electric Company, Ltd., H Shares	439,000	2,448,943
Denmark 0.9%		59,489,625
Coloplast A/S	139,160	10,969,367
Danske Bank A/S	1,142,306	29,565,584
ISS A/S (I)	109,722	3,241,774
Novo Nordisk A/S, Class B	352,539	15,712,900
Finland 1.1%		67,751,482
Kesko OYJ, B Shares	154,500	5,645,799
Kone OYJ, Class B	198,496	8,952,602
Nokia OYJ	3,633,306	27,942,091
Sampo OYJ, Class A	290,726	14,080,407
Wartsila OYJ Abp	240,103	11,130,583
France 1.2%		74,872,683
AXA SA	386,049	9,030,436
BNP Paribas SA	190,838	10,020,017
Edenred	210,040	6,036,684
GDF Suez	280,681	6,225,049
Klepierre	127,812	6,014,560
Orange SA	440,797	7,754,973
Rexel SA	313,920	5,865,191
Societe BIC SA	84,469	12,010,204
Total SA	232,134	11,915,569

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany 1.7%		$110,648,351
Allianz SE	83,308	13,736,766
BASF SE	99,203	8,872,482
Bayer AG	146,442	21,092,230
Deutsche Post AG	381,288	12,339,654
Deutsche Telekom AG	1,475,914	25,441,935
GEA Group AG	264,596	11,959,829
Symrise AG	175,094	11,460,406
TUI AG (I)	332,253	5,745,049
Hong Kong 0.5%		29,466,218
AIA Group, Ltd.	450,600	2,612,815
Belle International Holdings, Ltd.	773,000	872,995
China Merchants Holdings International Company, Ltd.	336,000	1,230,426
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
China Mobile, Ltd.	987,500	12,894,107
China Overseas Land & Investment, Ltd.	1,228,000	3,564,582
China Resources Land, Ltd.	1,214,888	3,111,096
China Resources Power Holdings Company, Ltd.	284,000	798,822
China State Construction International Holdings, Ltd.	674,000	1,034,886
China Unicom Hong Kong, Ltd.	370,000	553,814
Galaxy Entertainment Group, Ltd.	394,000	2,055,417
REXLot Holdings, Ltd.	3,350,000	261,608
Shanghai Industrial Holdings, Ltd.	161,000	475,650
India 0.0%		945,675
Vedanta Resources PLC	169,233	945,675
Ireland 0.7%		44,016,708
Allegion PLC	144,886	7,825,293
Ryanair Holdings PLC, ADR (I)	480,000	31,670,400
Shire PLC	61,942	4,521,015
Italy 0.3%		21,223,196
Atlantia SpA	377,994	9,729,040
Telecom Italia SpA	12,171,284	11,494,156
Japan 0.7%		42,944,223
Mitsui Fudosan Company, Ltd.	345,000	8,722,150
ORIX Corp.	550,100	6,321,094
Otsuka Corp.	7,048	243,352
Resorttrust, Inc.	560,800	13,431,142
Seven & I Holdings Company, Ltd.	223,500	8,178,778
Taiheiyo Cement Corp.	2,061,000	6,047,707
Luxembourg 0.3%		21,156,176
RTL Group SA	94,956	8,988,113
SES SA	334,028	12,168,063

SEE NOTES TO FINANCIAL STATEMENTS31

	Shares	Value
Macau 0.1%		$8,839,046
Sands China, Ltd.	1,820,400	8,839,046
Netherlands 0.5%		33,752,631
Boskalis Westminster NV	141,782	6,267,972
Koninklijke KPN NV	2,814,956	8,688,026
Royal Dutch Shell PLC, A Shares	422,970	12,884,357
Royal Dutch Shell PLC, B Shares	186,743	5,912,276
Norway 0.4%		26,600,867
DNB ASA	742,911	10,763,742
Statoil ASA	236,575	3,961,751
Telenor ASA	552,786	11,875,374
Portugal 0.2%		9,915,042
CTT-Correios de Portugal SA	484,820	5,101,147
Galp Energia SGPS SA	455,672	4,813,895
Russia 0.3%		17,423,230
Magnit PJSC, GDR	108,828	4,157,230
MMC Norilsk Nickel OJSC, ADR	804,000	13,266,000
Singapore 0.2%		16,184,156
Avago Technologies, Ltd.	157,311	16,184,156
South Korea 0.1%		4,257,139
Samsung Engineering Company, Ltd. (I)	123,428	4,257,139
Spain 1.1%		72,241,572
ACS Actividades de Construccion y Servicios SA	191,001	6,642,963
Amadeus IT Holding SA, A Shares	240,243	9,634,764
Bankinter SA	2,707,339	18,809,434
Endesa SA	644,647	12,865,752
Fomento de Construcciones y Contratas SA (I)	514,512	6,368,936
Inditex SA	317,447	9,356,285
Repsol SA	483,407	8,563,438
Sweden 1.0%		63,631,158
Atlas Copco AB, A Shares	311,098	9,211,186
Investment AB Kinnevik, B Shares	374,023	11,177,149
Lundin Petroleum AB (I)	273,120	3,543,202
Svenska Handelsbanken AB, A Shares	287,989	13,637,416
Swedbank AB, A Shares	547,859	13,253,172
Swedish Match AB	393,435	12,809,033
Switzerland 2.2%		138,633,751
Givaudan SA (I)	2,455	4,475,035
Glencore PLC (I)	8,192,435	30,546,158
Nestle SA	198,540	15,162,691

32SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Novartis AG	235,537	$22,953,721
Partners Group Holding AG	21,639	5,791,031
Roche Holding AG	116,874	31,499,574
Swiss Re AG (I)	94,777	8,549,586
Zurich Insurance Group AG (I)	59,280	19,655,955
United Kingdom 6.8%		437,019,904
AA PLC (I)	1,037,063	5,571,480
Anglo American PLC	911,352	15,222,874
Antofagasta PLC	500,900	4,883,843
ARM Holdings PLC	112,734	1,757,008
Ashtead Group PLC	98,345	1,600,320
AstraZeneca PLC	120,705	8,592,429
Aviva PLC	640,886	5,084,716
Babcock International Group PLC	501,501	7,583,425
Barclays PLC	5,009,789	17,594,514
Barratt Developments PLC	449,127	3,091,556
Bellway PLC	147,538	4,038,930
Berkeley Group Holdings PLC	88,302	3,218,675
BG Group PLC	418,393	5,580,472
BP PLC	2,548,703	16,372,949
British American Tobacco PLC	191,909	10,826,743
Britvic PLC	132,227	1,399,325
BT Group PLC	4,005,711	25,130,421
BTG PLC (I)	187,061	2,222,505
Burberry Group PLC	224,838	5,841,168
Capita PLC	223,160	3,747,647
Carillion PLC	664,197	3,411,496
Close Brothers Group PLC	121,523	2,773,040
Colt Group SA (I)	819,326	1,634,930
Crest Nicholson Holdings PLC	139,721	861,060
Derwent London PLC, ADR	47,407	2,316,606
Diageo PLC	39,457	1,167,952
Direct Line Insurance Group PLC	489,605	2,296,081
Dixons Carphone PLC	284,632	1,860,090
Drax Group PLC	240,104	1,302,794
DS Smith PLC	650,249	3,092,703
Essentra PLC	242,540	3,019,820
esure Group PLC	457,305	1,583,651
Galliford Try PLC	139,186	2,756,125
GKN PLC	1,512,909	8,355,541
GlaxoSmithKline PLC	539,859	11,887,004
Greene King PLC	796,723	10,066,350
HellermannTyton Group PLC	371,627	1,768,453

SEE NOTES TO FINANCIAL STATEMENTS33

	Shares	Value
United Kingdom (continued)
Howden Joinery Group PLC	1,185,698	$7,566,592
HSBC Holdings PLC	2,492,774	22,806,902
IMI PLC	334,044	6,396,664
Imperial Tobacco Group PLC	89,625	4,209,594
Inchcape PLC	535,850	5,597,438
International Consolidated Airlines Group SA (I)	2,055,544	16,757,624
Interserve PLC	99,857	802,069
ITV PLC	1,820,162	6,023,862
Jardine Lloyd Thompson Group PLC	234,255	3,328,353
Kier Group PLC	77,307	1,819,845
Lancashire Holdings, Ltd.	273,848	2,511,291
Legal & General Group PLC	1,986,224	7,976,919
Lloyds Banking Group PLC (I)	8,342,735	9,242,198
National Grid PLC	113,313	1,593,068
Petrofac, Ltd.	572,892	6,069,557
Prudential PLC	524,143	12,742,123
Reckitt Benckiser Group PLC	49,397	4,180,708
Rio Tinto PLC	1,171,834	51,493,876
SABMiller PLC	63,750	3,472,221
Standard Chartered PLC	106,925	1,425,833
SVG Capital PLC (I)	267,848	1,754,370
Telecom Plus PLC	105,490	1,727,304
The Restaurant Group PLC	280,142	3,022,731
The Sage Group PLC	546,398	3,938,905
Thomas Cook Group PLC (I)	2,890,067	5,549,084
Tullow Oil PLC	164,314	903,951
Unilever PLC	78,708	3,465,830
United Utilities Group PLC	218,659	3,374,753
Vodafone Group PLC	4,247,875	14,937,558
W.S. Atkins PLC	219,684	4,139,871
Whitbread PLC	55,410	4,159,120
WPP PLC	205,315	4,514,994
United States 7.1%		452,476,900
Activision Blizzard, Inc.	307,371	6,422,517
Acuity Brands, Inc.	90,833	13,614,958
Advance Auto Parts, Inc.	54,191	8,616,369
Alliance Data Systems Corp. (I)	55,552	16,045,084
American Tower Corp.	157,261	15,246,454
Amgen, Inc.	86,874	13,227,435
BorgWarner, Inc.	136,297	7,361,401
Calpine Corp. (I)	281,400	5,875,632
Celgene Corp. (I)	157,552	18,773,896
CVS Health Corp.	166,446	16,338,339

34SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Delta Air Lines, Inc.	210,924	$9,978,814
Electronic Arts, Inc. (I)	293,402	16,096,034
EOG Resources, Inc.	101,884	9,070,733
Evercore Partners, Inc., Class A	79,697	3,815,095
Facebook, Inc., Class A (I)	147,139	11,169,321
FEI Company	105,695	8,690,243
First Republic Bank	305,757	15,569,146
Fortune Brands Home & Security, Inc.	346,596	15,524,035
Freeport-McMoRan, Inc.	527,900	8,873,999
Generac Holdings, Inc. (I)	176,151	7,704,845
Google, Inc., Class A (I)	2,988	1,606,199
Google, Inc., Class C (I)	25,495	13,627,587
Halliburton Company	205,547	8,219,825
Hanesbrands, Inc.	127,196	14,167,090
Hertz Global Holdings, Inc. (I)	267,910	5,497,513
Hewlett-Packard Company	278,173	10,050,390
Illumina, Inc. (I)	62,960	12,289,162
Kansas City Southern	111,514	12,276,576
LyondellBasell Industries NV, Class A	100,187	7,923,790
Macy's, Inc.	149,962	9,579,573
Martin Marietta Materials, Inc.	86,755	9,346,984
McKesson Corp.	72,869	15,495,593
Pall Corp.	160,709	15,550,203
Stillwater Mining Company (I)	735,478	10,053,984
The Charles Schwab Corp.	412,479	10,716,204
The Estee Lauder Companies, Inc., Class A	89,982	6,351,829
The Home Depot, Inc.	103,111	10,766,851
The TJX Companies, Inc.	244,325	16,110,791
Time Warner, Inc.	135,690	10,574,322
Visteon Corp. (I)	129,607	12,565,399
Western Digital Corp.	120,258	11,692,685
Rights 0.0%		$97,124
(Cost $96,404)
ACS Actividades de Construccion y Servicios SA (I)(N)	191,001	97,124
	Notional	Value
Purchased options 2.2%		$142,685,558
(Cost $155,487,894)
Call options 0.9%		60,376,978
Exchange Traded on S&P 500 Index (Expiration Date: 6-19-15; Strike Price: $1,850.00) (I)	292,000	53,246,200
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 3-20-15; Strike Price: EUR 135.00; Counterparty: BNP Paribas SA) (I)	50,290	212,180
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 3-20-15; Strike Price: EUR 135.00; Counterparty: Royal Bank of Scotland PLC) (I)	447,145	1,886,564

SEE NOTES TO FINANCIAL STATEMENTS35

	Notional	Value
Call options (continued)
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 3-20-15; Strike Price: EUR 135.00; Counterparty: Royal Bank of Scotland PLC) (I)	209,771	$885,052
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 3-20-15; Strike Price: EUR 140.00; Counterparty: BNP Paribas SA) (I)	136,543	341,161
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 3-20-15; Strike Price: EUR 140.00; Counterparty: Royal Bank of Scotland PLC) (I)	355,925	889,300
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 6-19-15; Strike Price: EUR 135.00; Counterparty: BNP Paribas SA) (I)	419,848	2,916,521
Put options 1.3%		82,308,580
Exchange Traded on Apple CBOE Flex Options (Expiration Date: 7-17-15; Strike Price: $95.00) (I)	239,300	483,917
Exchange Traded on FTSE 100 Index (Expiration Date: 6-17-16; Strike Price GBP 6,400.00) (I)	19,860	15,031,359
Exchange Traded on STOXX 50 Index (Expiration Date: 12-16-16; Strike Price: EUR 3,000.00) (I)	67,000	22,326,873
Exchange Traded on STOXX 50 Index (Expiration Date: 6-17-16; Strike Price: EUR 3,000.00) (I)	49,930	13,648,212
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 1-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 1-10-54; Counterparty: Morgan Stanley) (I)	45,000,000	1,977,932
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-11-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-14-53; Counterparty: Morgan Stanley) (I)	30,000,000	1,320,157
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-17-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-21-53; Counterparty: Morgan Stanley) (I)	10,000,000	439,922
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-4-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-7-53; Counterparty: Morgan Stanley) (I)	25,000,000	1,100,456
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-5-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 3-8-54; Counterparty: Morgan Stanley) (I)	30,000,000	1,315,252
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 3-8-54; Counterparty: Citibank N.A.) (I)	65,000,000	2,849,712
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley) (I)	25,000,000	1,094,597
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley) (I)	35,000,000	1,532,436
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-11-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-13-54; Counterparty: Morgan Stanley) (I)	45,000,000	1,969,522
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley) (I)	34,000,000	1,488,651

36SEE NOTES TO FINANCIAL STATEMENTS

			Notional	Value
Put options (continued)
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 5-8-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 5-10-54; Counterparty: Morgan Stanley) (I)			56,000,000	$2,447,752
Over the Counter on Hang Seng Index (Expiration Date: 3-30-15; Strike Price: HKD 23,142.40; Counterparty: BNP Paribas SA) (I)			5,110	128,477
Over the Counter on KOSPI 200 Index (Expiration Date: 9-10-15; Strike Price: KRW 246.83; Counterparty: Royal Bank of Scotland PLC) (I)			161,500,000	1,273,515
Over the Counter on KOSPI 200 Index (Expiration Date: 9-10-15; Strike Price: KRW 264.28; Counterparty: Morgan Stanley) (I)			287,195,000	4,717,233
Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-15; Strike Price: KRW 267.78; Counterparty: BNP Paribas SA) (I)			146,000,000	2,724,161
Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-15; Strike Price: KRW 269.94; Counterparty: BNP Paribas SA) (I)			221,000,000	4,438,444
	Yield (%)*	Maturity date	Par value^	Value
Short-term investments 40.9%				$2,613,557,884
(Cost $2,613,477,585)
Certificate of deposit 2.6%				165,031,551
Credit Suisse AG	0.330	02-27-15	90,000,000	90,010,476
Goldman Sachs International	0.410	04-07-15	75,000,000	75,021,075
Commercial paper 1.6%				99,994,440
Commerzbank AG	0.330	02-09-15	100,000,000	99,994,440
Time deposits 15.1%				963,913,204
Abbey National Treasury Services PLC	0.080	02-02-15	122,776,222	122,776,222
Banque Nationale de Paris	0.070	02-02-15	79,862,674	79,862,674
Credit Agricole SA	0.000	02-02-15	132,830,209	132,830,209
DBS Group Holdings, Ltd.	0.250	04-27-15	50,000,000	50,000,000
DZ Bank AG	0.070	02-02-15	132,274,507	132,274,507
ING Bank NV	0.100	02-02-15	125,391,980	125,391,980
KBC Bank NV	0.100	02-02-15	132,562,439	132,562,439
Standard Chartered Bank PLC	0.080	02-02-15	122,714,726	122,714,726
Sumitomo Mitsui Banking Corp.	0.050	02-02-15	65,500,447	65,500,447
U.S. Government 21.5%				1,374,956,689
U.S. Treasury Bill (D)	0.009	02-26-15	100,000,000	99,999,514
U.S. Treasury Bill	0.015	02-05-15	100,000,000	100,000,000
U.S. Treasury Bill	0.019	02-19-15	165,000,000	164,998,845
U.S. Treasury Bill	0.020	05-14-15	100,000,000	99,995,100
U.S. Treasury Bill (D)	0.022	03-12-15	120,000,000	119,998,680
U.S. Treasury Bill (D)	0.030	03-05-15	100,000,000	99,999,100
U.S. Treasury Bill	0.030	05-21-15	100,000,000	99,992,500
U.S. Treasury Bill	0.041	06-04-15	170,000,000	169,985,550
U.S. Treasury Bill (D)	0.041	04-09-15	155,000,000	154,997,830
U.S. Treasury Bill	0.045	04-23-15	65,000,000	64,998,570
U.S. Treasury Bill	0.047	04-16-15	100,000,000	99,998,000

SEE NOTES TO FINANCIAL STATEMENTS37

	Yield (%)*	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	0.060	05-07-15	100,000,000	$99,993,000
			Par value	Value
Repurchase agreement 0.1%				9,662,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $9,662,000 on 2-2-15, collateralized by $9,820,000 U.S. Treasury Notes, 0.375% due 3-15-16 (valued at $9,857,316, including interest)			9,662,000	$9,662,000
Total investments (Cost $5,984,338,487)† 92.0%				$5,883,795,106
Other assets and liabilities, net 8.0%				$509,870,766
Total net assets 100.0%				$6,393,665,872

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
KRW	Korean Won
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
PIK	Payment-in-kind
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $5,998,590,207. Net unrealized depreciation aggregated $114,795,101, of which $212,077,669 related to appreciated investment securities and $326,872,770 related to depreciated investment securities.

38SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-15 (unaudited)

Assets
Investments, at value (Cost $5,984,338,487)	$5,883,795,106
Foreign currency, at value (Cost $3,989,862)	3,975,355
Cash held at broker for futures contracts	128,867,316
Receivable for investments sold	150,423,677
Receivable for fund shares sold	31,252,984
Receivable for forward foreign currency exchange contracts	350,702,911
Dividends and interest receivable	15,053,614
Swap contracts, at value	5,498,678
Receivable for futures variation margin	23,954,492
Receivable for exchange cleared swaps	1,398,582
Receivable due from advisor	2,901
Other receivables and prepaid expenses	178,178
Total assets	6,595,103,794
Liabilities
Due to custodian	390,582
Payable for investments purchased	49,629,968
Payable for forward foreign currency exchange contracts	78,220,593
Payable for fund shares repurchased	8,505,980
Written options, at value (premium received $48,077,497)	43,418,079
Swap contracts, at value (including net unamortized upfront payment of $1,032,324)	19,377,620
Payable to affiliates
Accounting and legal services fees	125,365
Transfer agent fees	567,275
Distribution and service fees	971
Trustees' fees	1,300
Other liabilities and accrued expenses	1,200,189
Total liabilities	201,437,922
Net assets	$6,393,665,872
Net assets consist of
Paid-in capital	$6,258,519,220
Accumulated distributions in excess of net investment income	(316,098,842)
Accumulated net realized gain (loss) on investments, futures contracts, written options, foreign currency transactions and swap agreements	343,727,575
Net unrealized appreciation (depreciation) on investments, futures contracts, written options, translation of assets and liabilities in foreign currencies and swap agreements	107,517,919
Net assets	$6,393,665,872

SEE NOTES TO FINANCIAL STATEMENTS39

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($898,767,966 ÷ 80,856,393 shares)[1]	$11.12
Class C ($226,379,815 ÷ 20,369,678 shares)[1]	$11.11
Class I ($4,006,363,654 ÷ 359,970,951 shares)	$11.13
Class R2 ($2,046,831 ÷ 184,154 shares)	$11.11
Class R6 ($403,389,459 ÷ 36,257,644 shares)	$11.13
Class NAV ($856,718,147 ÷ 77,060,312 shares)	$11.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.71

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

40SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 1-31-15 (unaudited)

Investment income
Interest	$31,445,198
Dividends	19,375,538
Less foreign taxes withheld	(998,796)
Total investment income	49,821,940
Expenses
Investment management fees	35,387,487
Distribution and service fees	2,395,966
Accounting and legal services fees	341,013
Transfer agent fees	2,914,080
Trustees' fees	44,243
State registration fees	206,494
Printing and postage	132,140
Professional fees	100,651
Custodian fees	1,741,280
Registration and filing fees	127,387
Other	32,373
Total expenses	43,423,114
Less expense reductions	(392,037)
Net expenses	43,031,077
Net investment income	6,790,863
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	407,134,380
Futures contracts	66,210,097
Written options	7,507,358
Swap contracts	10,554,492
491,406,327
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(110,281,092)
Futures contracts	(55,132,758)
Written options	(294,213)
Swap contracts	(105,874,695)
(271,582,758)
Net realized and unrealized gain	219,823,569
Increase in net assets from operations	$226,614,432

SEE NOTES TO FINANCIAL STATEMENTS41

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended 1-31-15	Year ended 7-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$6,790,863	$23,997,857
Net realized gain (loss)	491,406,327	(115,264,822)
Change in net unrealized appreciation (depreciation)	(271,582,758)	331,029,680
Increase in net assets resulting from operations	226,614,432	239,762,715
Distributions to shareholders
From net investment income
Class A	(41,547,133)	(14,497,640)
Class C	(8,817,304)	(777,764)
Class I	(199,982,330)	(32,086,254)
Class R2	(77,097)	(13,169)
Class R6	(13,840,784)	(778,533)
Class NAV	(43,278,341)	(10,990,010)
Total distributions	(307,542,989)	(59,143,370)
From fund share transactions	773,732,439	1,760,967,189
Total increase	692,803,882	1,941,586,534
Net assets
Beginning of period	5,700,861,990	3,759,275,456
End of period	$6,393,665,872	$5,700,861,990
Accumulated distribution in excess of net investment income	($316,098,842)	($15,346,716)

42SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.25		$10.84	$10.59	$10.00
Net investment income[3]	—	[4]	0.03	0.02	—	[4]
Net realized and unrealized gain on investments	0.41		0.50	0.33	0.59
Total from investment operations	0.41		0.53	0.35	0.59
Less distributions
From net investment income	(0.54)		(0.12)	(0.03)	—
From net realized gain	—		—	(0.07)	—
Total distributions	(0.54)		(0.12)	(0.10)	—
Net asset value, end of period	$11.12		$11.25	$10.84	$10.59
Total return (%)[5,6]	3.75	[7]	4.94	3.28	5.90	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$899		$971	$1,161	$175
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	[8]	1.72	1.80	1.97	[8]
Expenses including reductions	1.68	[8]	1.71	1.80	1.95	[8]
Net investment income (loss)	(0.03	) [8]	0.27	0.18	(0.01	) [8]
Portfolio turnover (%)	37		56	106	33

1	Six months ended 1-31-15. Unaudited.
2	Period from 12-19-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS43

Class C Shares Period ended	1-31-15	[1]	7-31-14	7-31-13 [2]
Per share operating performance
Net asset value, beginning of period	$11.21		$10.80	$10.61
Net investment loss[3]	(0.04)		(0.05)	(0.06)
Net realized and unrealized gain on investments	0.40		0.51	0.32
Total from investment operations	0.36		0.46	0.26
Less distributions
From net investment income	(0.46)		(0.05)	—
From net realized gain	—		—	(0.07)
Total distributions	(0.46)		(0.05)	(0.07)
Net asset value, end of period	$11.11		$11.21	$10.80
Total return (%)[4,5]	3.31	[6]	4.24	2.50
Ratios and supplemental data
Net assets, end of period (in millions)	$226		$203	$146
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39	[7]	2.42	2.53
Expenses including reductions	2.38	[7]	2.41	2.52
Net investment loss	(0.73	) [7]	(0.43)	(0.55)
Portfolio turnover (%)	37		56	106

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class C shares is 8-1-12.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

44SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.29		$10.87	$10.62	$10.00
Net investment income[3]	0.02		0.07	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.40		0.51	0.33	0.58
Total from investment operations	0.42		0.58	0.39	0.62
Less distributions
From net investment income	(0.58)		(0.16)	(0.07)	—
From net realized gain	—		—	(0.07)	—
Total distributions	(0.58)		(0.16)	(0.14)	—
Net asset value, end of period	$11.13		$11.29	$10.87	$10.62
Total return (%)[4]	3.79	[5]	5.37	3.65	6.20	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4,006		$3,495	$1,740	$167
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	[6]	1.39	1.43	1.60	[6]
Expenses including reductions	1.37	[6]	1.38	1.42	1.59	[6]
Net investment income	0.30	[6]	0.63	0.58	0.58	[6]
Portfolio turnover (%)	37		56	106	33

1	Six months ended 1-31-15. Unaudited.
2	Period from 12-19-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS45

Class R2 Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.24		$10.83	$10.58	$10.67
Net investment income (loss)[3]	(0.02)		— [4]	— [4]	0.01
Net realized and unrealized gain (loss) on investments	0.40		0.50	0.32	(0.10)
Total from investment operations	0.38		0.50	0.32	(0.09)
Less distributions
From net investment income	(0.51)		(0.09)	—	—
From net realized gain	—		—	(0.07)	—
Total distributions	(0.51)		(0.09)	(0.07)	—
Net asset value, end of period	$11.11		$11.24	$10.83	$10.58
Total return (%)[5]	3.54	[6]	4.67	3.08	(0.84	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.59	[8]	2.85	8.88	18.31	[8]
Expenses including reductions	2.00	[8]	2.00	2.00	2.00	[8]
Net investment income (loss)	(0.39	) [8]	0.02	(0.01)	0.19	[8]
Portfolio turnover (%)	37		56	106	33

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

46SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.29		$10.86	$10.60	$10.67
Net investment income[3]	0.02		0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.41		0.50	0.34	(0.10)
Total from investment operations	0.43		0.59	0.39	(0.07)
Less distributions
From net investment income	(0.59)		(0.16)	(0.06)	—
From net realized gain	—		—	(0.07)	—
Total distributions	(0.59)		(0.16)	(0.13)	—
Net asset value, end of period	$11.13		$11.29	$10.86	$10.60
Total return (%)[4]	3.92	[5]	5.44	3.66	(0.66	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$403		$196	$39	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[7]	1.33	1.51	18.04	[7]
Expenses including reductions	1.24	[7]	1.28	1.50	1.50	[7]
Net investment income	0.41	[7]	0.78	0.51	0.69	[7]
Portfolio turnover (%)	37		56	106	33

1	Six months ended 1-31-15. Unaudited.
2	The inception date for Class R6 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS47

Class NAV Shares Period ended	1-31-15	[1]	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.28		$10.86	$10.61	$10.00
Net investment income[3]	0.02		0.08	0.08	0.04
Net realized and unrealized gain on investments	0.41		0.51	0.32	0.57
Total from investment operations	0.43		0.59	0.40	0.61
Less distributions
From net investment income	(0.59)		(0.17)	(0.08)	—
From net realized gain	—		—	(0.07)	—
Total distributions	(0.59)		(0.17)	(0.15)	—
Net asset value, end of period	$11.12		$11.28	$10.86	$10.61
Total return (%)[4]	3.92	[5]	5.50	3.78	6.10	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$857		$835	$673	$497
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[6]	1.26	1.29	1.43	[6]
Expenses including reductions	1.24	[6]	1.26	1.29	1.43	[6]
Net investment income	0.41	[6]	0.72	0.73	0.69	[6]
Portfolio turnover (%)	37		56	106	33

1	Six months ended 1-31-15. Unaudited.
2	Period from 12-19-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

48SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Absolute Return Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of Assets and Liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans institutions, and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an Investment Company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

49

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$541,041,571	—	$541,041,571	—
Capital preferred securities	927,802	—	927,802	—
Foreign government obligations	576,674,984	—	576,674,984	—
Common stocks	2,008,810,183	$576,143,981	1,432,666,202	—
Rights	97,124	97,124	—	—
Purchased options	142,685,558	68,277,559	74,407,999	—
Short-term investments	2,613,557,884	—	2,613,557,884	—
Total Investments in Securities	$5,883,795,106	$644,518,664	$5,239,276,442	—
Other Financial Instruments:
Futures	($14,156,103)	($15,754,264)	$1,598,161	—
Forward foreign currency contracts	$272,482,318	—	$272,482,318	—
Written options	($43,418,079)	—	($43,418,079)	—
Interest rate swaps	$12,932,735	—	$12,932,735	—
Credit default swaps	$7,280,518	—	$7,280,518	—
Variance swaps	($12,469,980)	—	($12,469,980)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related

50

interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2015 were $1,155. For the six months ended January 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through November 30, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

51

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of July 31, 2014, the fund has a short-term capital loss carryforward of $95,323,896 available to offset future net realized capital gains, which does not expire.

As of July 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, wash sale loss deferrals and passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

52

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2015, the fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets, and maintain diversity and liquidity of the fund. During the six months ended January 31, 2015, the fund held futures contracts with notional values ranging from $3.0 billion to $3.5 billion, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
DAX Index Futures	946	Long	Mar 2015	$254,812,260	$284,696,019	$29,883,759
NASDAQ 100 e-mini Index Futures	7,385	Long	Mar 2015	618,762,588	611,662,625	(7,099,963)
NIKKEI 225 Index Futures	1,266	Long	Mar 2015	190,954,772	190,498,339	(456,433)
CAC 40 Index Futures	5,123	Short	Feb 2015	(245,567,963)	(266,032,962)	(20,464,999)
Euro STOXX 50 Index Futures	4,447	Short	Mar 2015	(158,960,720)	(167,687,875)	(8,727,155)
FTSE 100 Index Futures	2,169	Short	Mar 2015	(206,153,539)	(218,264,933)	(12,111,394)
FTSE 250 Index Futures	1,260	Short	Mar 2015	(58,456,151)	(61,849,735)	(3,393,584)
Hang Seng Index Futures	729	Short	Feb 2015	(116,769,310)	(115,359,409)	1,409,901
OMX Stockholm 30 Index Futures	4,513	Short	Feb 2015	(79,441,272)	(85,755,291)	(6,314,019)
Russell 2000 Mini Index Futures	4,957	Short	Mar 2015	(566,991,355)	(575,606,840)	(8,615,485)
S&P 500 Index E-Mini Futures	5,980	Short	Mar 2015	(605,941,245)	(594,531,600)	11,409,645
SPI 200 Index Futures	241	Short	Mar 2015	(24,173,903)	(25,994,533)	(1,820,630)
Swiss Market Index Futures	2,422	Short	Mar 2015	(227,951,059)	(217,404,966)	10,546,093
TOPIX Index Futures	524	Short	Mar 2015	(64,073,436)	(62,475,275)	1,598,161
						($14,156,103)

53

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of the fund. During the six months ended January 31, 2015, the fund held forward foreign currency contracts with USD notional values ranging from $5.7 billion to $8.9 billion, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	254,116,853	USD	201,845,016	BNP Paribas SA	2/3/2015	—	($4,015,121)	($4,015,121)
BRL	740,080,000	USD	284,943,162	Barclays Bank PLC Wholesale	2/3/2015	—	(9,128,386)	(9,128,386)
CAD	128,570,960	USD	103,203,532	BNP Paribas SA	2/2/2015	—	(2,022,325)	(2,022,325)
CAD	334,696,318	USD	262,949,103	Goldman Sachs International	2/6/2015	$430,432	—	430,432
CHF	16,700,000	USD	19,104,732	Deutsche Bank AG London	2/13/2015	—	(907,205)	(907,205)
EUR	122,914,919	USD	138,642,743	Deutsche Bank AG London	2/3/2015	251,076	—	251,076
EUR	14,300,000	USD	16,179,163	BNP Paribas SA	2/13/2015	—	(18,738)	(18,738)
EUR	22,000,000	USD	26,082,529	Goldman Sachs International	2/13/2015	—	(1,220,336)	(1,220,336)
EUR	20,000,000	USD	22,707,472	Royal Bank of Scotland PLC	2/13/2015	—	(105,479)	(105,479)
EUR	51,100,000	USD	62,765,553	UBS AG London	2/13/2015	—	(5,017,460)	(5,017,460)
EUR	1,124,524	USD	1,403,062	BNP Paribas SA	3/9/2015	—	(131,970)	(131,970)
EUR	966,533	USD	1,095,699	Goldman Sachs International	4/9/2015	—	(2,894)	(2,894)
EUR	2,549,853	USD	2,920,458	UBS AG London	4/9/2015	—	(37,483)	(37,483)
EUR	214,860	USD	241,914	BNP Paribas SA	4/16/2015	1,035	—	1,035
GBP	5,079,748	USD	8,101,151	UBS AG London	2/13/2015	—	(450,538)	(450,538)
GBP	7,500,000	USD	11,344,200	BNP Paribas SA	2/17/2015	—	(48,742)	(48,742)
GBP	22,700,000	USD	35,662,742	Deutsche Bank AG London	2/17/2015	—	(1,475,157)	(1,475,157)
GBP	13,500,000	USD	20,540,320	HSBC Bank PLC	2/17/2015	—	(208,496)	(208,496)
INR	17,100,000,000	USD	273,147,667	BNP Paribas SA	2/13/2015	2,364,386	—	2,364,386
INR	17,100,000,000	USD	274,610,567	BNP Paribas SA	5/21/2015	—	(4,630,554)	(4,630,554)
JPY	800,000,000	USD	6,754,846	Deutsche Bank AG London	2/13/2015	58,436	—	58,436
MXN	325,600,000	USD	23,779,441	Merrill Lynch International	2/20/2015	—	(2,081,309)	(2,081,309)
MXN	1,522,000,000	USD	111,431,626	BNP Paribas SA	2/23/2015	—	(10,025,633)	(10,025,633)

54

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
MXN	1,427,400,000	USD	104,372,624	Goldman Sachs International	2/24/2015	—	(9,276,021)	(9,276,021)
MXN	1,323,000,000	USD	88,758,409	UBS AG London	2/24/2015	—	(617,170)	(617,170)
MXN	1,631,000,000	USD	119,608,979	Royal Bank of Scotland PLC	2/25/2015	—	(10,955,506)	(10,955,506)
MXN	890,000,000	USD	65,159,458	HSBC Bank PLC	2/26/2015	—	(5,873,750)	(5,873,750)
USD	221,640,465	AUD	254,116,853	Merrill Lynch International	2/3/2015	23,810,570	—	23,810,570
USD	23,857,026	AUD	27,890,265	BNP Paribas SA	2/13/2015	2,158,523	—	2,158,523
USD	12,820,808	AUD	15,013,780	BNP Paribas SA	2/17/2015	1,143,178	—	1,143,178
USD	14,469,030	AUD	18,000,000	Royal Bank of Scotland PLC	2/17/2015	468,737	—	468,737
USD	18,131,540	AUD	21,800,000	Merrill Lynch International	3/9/2015	1,197,461	—	1,197,461
USD	21,047,198	AUD	24,900,000	UBS AG London	3/9/2015	1,705,063	—	1,705,063
USD	46,225,488	AUD	57,285,623	Deutsche Bank AG London	4/22/2015	1,850,565	—	1,850,565
USD	86,003,671	AUD	106,750,000	UBS AG London	4/22/2015	3,312,365	—	3,312,365
USD	49,284,372	AUD	62,295,717	Goldman Sachs International	4/24/2015	1,034,590	—	1,034,590
USD	61,089,375	AUD	75,000,000	Merrill Lynch International	4/28/2015	3,014,426	—	3,014,426
USD	23,597,101	AUD	29,319,994	Royal Bank of Scotland PLC	4/29/2015	895,104	—	895,104
USD	200,578,752	AUD	254,116,853	BNP Paribas SA	5/6/2015	3,905,711	—	3,905,711
USD	281,066,876	BRL	740,080,000	Barclays Bank PLC Wholesale	2/3/2015	5,252,098	—	5,252,098
USD	277,892,098	BRL	740,080,000	Barclays Bank PLC Wholesale	5/5/2015	8,975,786	—	8,975,786
USD	116,735,784	CAD	128,570,960	Barclays Bank PLC Wholesale	2/2/2015	15,554,577	—	15,554,577
USD	253,691,303	CAD	276,818,690	Barclays Bank PLC Wholesale	2/6/2015	35,856,883	—	35,856,883
USD	52,865,198	CAD	57,877,628	Royal Bank of Scotland PLC	2/6/2015	7,320,082	—	7,320,082
USD	84,309,770	CAD	93,000,000	UBS AG London	2/9/2015	11,129,395	—	11,129,395
USD	10,814,755	CAD	12,357,653	UBS AG London	2/13/2015	1,091,273	—	1,091,273
USD	8,200,810	CAD	9,395,299	Royal Bank of Scotland PLC	2/17/2015	808,664	—	808,664
USD	15,765,707	CAD	18,050,000	UBS AG London	3/9/2015	1,567,995	—	1,567,995
USD	102,363,996	CAD	117,000,000	BNP Paribas SA	3/12/2015	10,337,658	—	10,337,658
USD	240,432,122	CAD	288,307,687	Barclays Bank PLC Wholesale	4/17/2015	13,756,535	—	13,756,535
USD	103,081,072	CAD	128,570,960	BNP Paribas SA	4/21/2015	1,999,549	—	1,999,549
USD	262,661,237	CAD	334,696,318	Goldman Sachs International	5/6/2015	—	(431,481)	(431,481)
USD	50,372,110	CHF	48,466,065	Goldman Sachs International	2/13/2015	—	(2,440,015)	(2,440,015)
USD	15,549,552	CHF	15,000,000	Merrill Lynch International	2/13/2015	—	(795,531)	(795,531)
USD	8,308,079	CHF	8,000,000	Royal Bank of Scotland PLC	2/13/2015	—	(409,299)	(409,299)
USD	79,038,183	CHF	75,970,000	Royal Bank of Scotland PLC	3/9/2015	—	(3,847,567)	(3,847,567)
USD	12,246,842	DKK	72,924,221	BNP Paribas SA	2/13/2015	1,168,805	—	1,168,805
USD	12,215,025	DKK	72,740,000	UBS AG London	3/9/2015	1,156,773	—	1,156,773

55

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	143,663,970	EUR	112,634,919	Goldman Sachs International	2/3/2015	16,386,547	—	16,386,547
USD	12,766,311	EUR	10,280,000	Merrill Lynch International	2/3/2015	1,149,914	—	1,149,914
USD	265,900,950	EUR	210,000,000	Royal Bank of Scotland PLC	2/9/2015	28,588,419	—	28,588,419
USD	103,460,116	EUR	83,000,000	BNP Paribas SA	2/13/2015	9,661,843	—	9,661,843
USD	11,812,570	EUR	10,000,000	Deutsche Bank AG London	2/13/2015	511,573	—	511,573
USD	210,126,456	EUR	167,674,333	Royal Bank of Scotland PLC	2/13/2015	20,637,748	—	20,637,748
USD	45,429,830	EUR	38,000,000	UBS AG London	2/13/2015	2,486,043	—	2,486,043
USD	364,898,669	EUR	294,005,000	Deutsche Bank AG London	3/9/2015	32,573,659	—	32,573,659
USD	15,840,786	EUR	13,000,000	Merrill Lynch International	3/9/2015	1,146,393	—	1,146,393
USD	25,333,875	EUR	22,500,000	Royal Bank of Scotland PLC	3/9/2015	—	(98,729)	(98,729)
USD	342,088,495	EUR	288,603,852	BNP Paribas SA	4/9/2015	15,780,246	—	15,780,246
USD	2,298,708	EUR	2,046,580	Morgan Stanley	4/9/2015	—	(15,246)	(15,246)
USD	138,722,269	EUR	122,914,919	Deutsche Bank AG London	4/13/2015	—	(256,769)	(256,769)
USD	114,481,440	EUR	96,000,000	Royal Bank of Scotland PLC	4/14/2015	5,933,739	—	5,933,739
USD	32,032,013	EUR	27,248,460	BNP Paribas SA	4/16/2015	1,221,371	—	1,221,371
USD	66,088,298	EUR	55,961,563	UBS AG London	4/16/2015	2,810,898	—	2,810,898
USD	181,476,709	EUR	155,962,788	Royal Bank of Scotland PLC	4/20/2015	5,117,334	—	5,117,334
USD	167,200,406	EUR	143,883,137	UBS AG London	4/23/2015	4,495,166	—	4,495,166
USD	1,696,171	GBP	1,079,748	Deutsche Bank AG London	2/13/2015	69,961	—	69,961
USD	6,337,500	GBP	4,000,000	Merrill Lynch International	2/13/2015	313,096	—	313,096
USD	13,637,361	GBP	9,000,000	Barclays Bank PLC Wholesale	2/17/2015	82,812	—	82,812
USD	82,965,778	GBP	52,436,144	BNP Paribas SA	2/17/2015	3,993,746	—	3,993,746
USD	11,732,528	GBP	7,500,000	Deutsche Bank AG London	2/17/2015	437,070	—	437,070
USD	9,853,189	GBP	6,500,000	Morgan Stanley	2/17/2015	63,793	—	63,793
USD	9,063,432	GBP	6,000,000	UBS AG London	2/17/2015	27,066	—	27,066
USD	9,733,834	GBP	6,500,000	BNP Paribas SA	3/9/2015	—	(54,251)	(54,251)
USD	495,462,737	GBP	316,385,626	Merrill Lynch International	3/9/2015	19,030,500	—	19,030,500
USD	39,530,993	GBP	26,100,000	UBS AG London	3/9/2015	228,065	—	228,065
USD	4,258,142	GBP	2,817,477	Royal Bank of Scotland PLC	4/9/2015	16,321	—	16,321
USD	7,819,966	GBP	5,151,520	UBS AG London	4/16/2015	64,552	—	64,552
USD	90,313,578	HKD	700,148,790	Barclays Bank PLC Wholesale	2/13/2015	266	—	266
USD	23,852,655	HKD	185,000,000	HSBC Bank PLC	2/13/2015	—	(10,791)	(10,791)
USD	17,457,765	HKD	135,400,000	Royal Bank of Scotland PLC	2/13/2015	—	(7,697)	(7,697)
USD	278,139,232	INR	17,100,000,000	BNP Paribas SA	2/13/2015	2,627,179	—	2,627,179
USD	21,010,240	JPY	2,415,308,455	Royal Bank of Scotland PLC	2/13/2015	440,018	—	440,018

56

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	225,406,082	JPY	26,597,917,645	Royal Bank of Scotland PLC	2/27/2015	—	(1,150,998)	(1,150,998)
USD	13,068,243	JPY	1,556,250,000	UBS AG London	2/27/2015	—	(187,662)	(187,662)
USD	34,024,330	JPY	4,025,000,000	UBS AG London	3/9/2015	—	(264,284)	(264,284)
USD	129,606,667	MXN	1,916,454,900	Barclays Bank PLC Wholesale	3/25/2015	2,158,769	—	2,158,769
USD	13,622,554	MXN	200,000,000	Deutsche Bank AG London	3/25/2015	322,173	—	322,173
USD	2,167,358	NOK	15,000,000	BNP Paribas SA	2/13/2015	226,410	—	226,410
USD	2,956,417	NOK	20,262,413	UBS AG London	2/13/2015	334,531	—	334,531
USD	7,477,700	NOK	52,350,000	BNP Paribas SA	3/9/2015	708,377	—	708,377
USD	5,342,152	RUB	249,959,300	BNP Paribas SA	2/17/2015	1,742,752	—	1,742,752
USD	6,727,785	SEK	50,000,000	BNP Paribas SA	2/13/2015	684,389	—	684,389
USD	41,564,432	SEK	305,660,917	Goldman Sachs International	2/13/2015	4,619,829	—	4,619,829
USD	3,098,086	SEK	23,000,000	Royal Bank of Scotland PLC	2/13/2015	318,123	—	318,123
USD	1,702,460	SGD	2,200,000	Royal Bank of Scotland PLC	2/13/2015	76,611	—	76,611
USD	1,031,360	SGD	1,345,000	Barclays Bank PLC Wholesale	3/9/2015	37,878	—	37,878
						$350,702,911	($78,220,593)	$272,482,318

Currency Abbreviations
AUD	Australian Dollar	GBP	Pound Sterling	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD	U.S. Dollar
EUR	Euro

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to all the risks of OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are

57

added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended January 31, 2015, the fund used purchased options to manage duration of the fund, manage against anticipated changes in securities markets and interest rate changes, gain exposure to foreign currencies and to certain securities markets and maintain diversity and liquidity of the fund. During the six months ended January 31, 2015, the fund held purchased options with market values ranging from $111.5 million to $158.9 million, as measured at each quarter end.

During the six months ended January 31, 2015, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to foreign currencies and certain securities markets and maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the six months ended January 31, 2015 and the contracts held at January 31, 2015.

	Number of contracts*	Notional amount*	Premiums received
Outstanding, beginning of period	2,393	672,945,000	$11,801,368
Options written	—	1,285,219,632	46,054,982
Option closed	—	(654,195,000)	(8,712,477)
Options exercised	—	—	—
Options expired	—	(18,750,000)	(1,066,376)
Outstanding, end of period	2,393	1,285,219,632	$48,077,497

* The amounts for options on securities represent number of contracts. The amounts for OTC index options and foreign currency options represent notional amount.

Options on securities

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Apple, Inc.	$95.00	Jul 2015	2,393	$2,022,516	($5,582,302)

Index options (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
Hang Seng Index	BNP Paribas SA	23,142.40	Mar 2015	HKD	5,110	$573,535	($983,771)
Kospi 200 Index	BNP Paribas SA	246.83	Sep 2015	KRW	161,500,000	1,938,000	(2,125,285)
Kospi 200 Index	BNP Paribas SA	269.94	Sep 2015	KRW	221,000,000	3,706,590	(980,459)
Kospi 200 Index	BNP Paribas SA	267.78	Sep 2015	KRW	146,000,000	2,303,407	(724,654)
Kospi 200 Index	Morgan Stanley	264.28	Sep 2015	KRW	287,195,000	4,484,337	(1,692,176)
Total						$13,005,869	($6,506,345)
Puts
Dow Jones Euro STOXX Banks Index	BNP Paribas SA	135.00	Mar 2015	EUR	497,435	$6,045,426	($5,150,823)
Dow Jones Euro STOXX Banks Index	BNP Paribas SA	140.00	Mar 2015	EUR	492,468	8,166,267	(7,034,810)
Dow Jones Euro STOXX Banks Index	BNP Paribas SA	135.00	Mar 2015	EUR	209,771	2,457,570	(2,172,130)
Dow Jones Euro STOXX Banks Index	BNP Paribas SA	135.00	Jun 2015	EUR	419,848	6,123,481	(6,594,163)
Total						$22,792,744	($20,951,926)

58

Foreign currency options (OTC)

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	110.00	Oct 2015	USD	46,790,000	$1,285,555	($1,306,751)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	110.00	Oct 2015	USD	46,790,000	1,122,960	(757,717)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	110.00	Oct 2015	USD	46,790,000	1,106,584	(750,090)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	110.00	Oct 2015	USD	46,790,000	1,146,355	(753,880)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	110.00	Oct 2015	USD	46,790,000	1,110,093	(768,760)
Total						$5,771,547	($4,337,198)
Puts
U.S. Dollar versus Japanese Yen	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	$752,149	($764,736)
U.S. Dollar versus Japanese Yen	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	889,010	(1,311,103)
U.S. Dollar versus Japanese Yen	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	921,763	(1,315,406)
U.S. Dollar versus Japanese Yen	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	935,800	(1,322,566)
U.S. Dollar versus Japanese Yen	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	986,099	(1,326,497)
Total						$4,484,821	($6,040,308)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2015, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity in the fund. During the six months ended January 31, 2015, the fund held interest rate swaps with total USD notional amounts ranging from $8.1 billion to $17.0 billion, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2015.

59

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Royal Bank of Scotland PLC	117,111,000	EUR	$163,153,143	Fixed 1.2100%	EUR- EURIBOR- Reuters	Aug 2016	($1,032,324)	($376,638)	($1,408,962)
Exchange Cleared Swaps
	86,250,000	EUR	113,190,165	EUR- Euribor- Reuters	Fixed 1.3800%	Jun 2016	—	1,208,349	1,208,349
	86,250,000	EUR	119,650,247	Fixed 1.3800%	EUR- EURIBOR- Reuters	Jun 2016	(1,019,628)	(188,721)	(1,208,349)
	172,500,000	EUR	225,949,184	EUR- Euribor- Reuters	Fixed 1.2500%	Jun 2016	—	2,156,202	2,156,202
	172,500,000	EUR	240,318,306	Fixed 1.2500%	EUR- EURIBOR- Reuters	Jun 2016	(1,729,734)	(426,468)	(2,156,202)
	86,250,000	EUR	114,419,208	EUR- Euribor- Reuters	Fixed 1.2000%	Aug 2016	—	1,027,917	1,027,917
	76,891,000	EUR	101,957,441	EUR- Euribor- Reuters	Fixed 1.2040%	Aug 2016	—	919,862	919,862
	117,111,000	EUR	155,289,148	EUR- Euribor- Reuters	Fixed 1.2075%	Aug 2016	—	1,405,653	1,405,653
	117,111,000	EUR	155,359,396	EUR- Euribor- Reuters	Fixed 1.2100%	Aug 2016	—	1,408,962	1,408,962
	117,111,000	EUR	155,359,396	EUR- Euribor- Reuters	Fixed 1.2200%	Aug 2016	—	1,422,222	1,422,222
	86,250,000	EUR	119,650,247	Fixed 1.2000%	EUR- EURIBOR- Reuters	Aug 2016	(752,999)	(274,918)	(1,027,917)
	76,891,000	EUR	106,982,355	Fixed 1.2040%	EUR- EURIBOR- Reuters	Aug 2016	(676,614)	(243,248)	(919,862)
	117,111,000	EUR	163,153,143	Fixed 1.2075%	EUR- EURIBOR- Reuters	Aug 2016	(1,015,885)	(389,768)	(1,405,653)
	117,111,000	EUR	163,153,143	Fixed 1.2200%	EUR- EURIBOR- Reuters	Aug 2016	(1,048,484)	(373,738)	(1,422,222)
	76,891,000	EUR	102,691,802	EUR- Euribor- Reuters	Fixed 1.2020%	Aug 2016	—	918,063	918,063
	76,891,000	EUR	102,691,802	EUR- Euribor- Reuters	Fixed 1.2070%	Aug 2016	—	922,416	922,416
	76,891,000	EUR	102,691,802	EUR- Euribor- Reuters	Fixed 1.2120%	Aug 2016	—	926,769	926,769
	76,891,000	EUR	102,691,802	EUR- Euribor- Reuters	Fixed 1.2390%	Aug 2016	—	950,264	950,264
	76,891,000	EUR	102,691,802	EUR- Euribor- Reuters	Fixed 1.2440%	Aug 2016	—	954,617	954,617
	76,891,000	EUR	102,691,802	EUR- Euribor- Reuters	Fixed 1.2520%	Aug 2016	—	961,576	961,576

60

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	76,891,000	EUR	102,691,802	EUR- Euribor- Reuters	Fixed 1.2550%	Aug 2016	—	964,183	964,183
	68,539,000	EUR	91,537,285	EUR- Euribor- Reuters	Fixed 1.2700%	Aug 2016	—	871,085	871,085
	76,891,000	EUR	106,982,355	Fixed 1.2020%	EUR- EURIBOR- Reuters	Aug 2016	(670,214)	(247,849)	(918,063)
	76,891,000	EUR	106,982,355	Fixed 1.2070%	EUR- EURIBOR- Reuters	Aug 2016	(671,327)	(251,089)	(922,416)
	76,891,000	EUR	106,982,355	Fixed 1.2120%	EUR- EURIBOR- Reuters	Aug 2016	(660,057)	(266,712)	(926,769)
	76,891,000	EUR	106,478,648	Fixed 1.2390%	EUR- EURIBOR- Reuters	Aug 2016	(692,123)	(258,141)	(950,264)
	76,891,000	EUR	106,478,648	Fixed 1.2440%	EUR- EURIBOR- Reuters	Aug 2016	(685,753)	(268,864)	(954,617)
	76,891,000	EUR	106,478,648	Fixed 1.2500%	EUR- EURIBOR- Reuters	Aug 2016	(686,722)	(274,854)	(961,576)
	76,891,000	EUR	106,478,648	Fixed 1.2550%	EUR- EURIBOR- Reuters	Aug 2016	(690,046)	(274,137)	(964,183)
	68,539,000	EUR	94,912,799	Fixed 1.2700%	EUR- EURIBOR- Reuters	Aug 2016	(630,361)	(240,724)	(871,085)
	49,743,000	USD	49,743,000	Fixed 1.2400%	USD- LIBOR- BBA	Dec 2016	—	(161,297)	(161,297)
	252,098,000	USD	252,098,000	Fixed 1.2725%	USD- LIBOR- BBA	Dec 2016	—	(885,620)	(885,620)
	378,147,000	USD	378,147,000	Fixed 1.2280%	USD- LIBOR- BBA	Dec 2016	—	(1,147,790)	(1,147,790)
	252,098,000	USD	252,098,000	Fixed 1.2250%	USD- LIBOR- BBA	Dec 2016	—	(753,142)	(753,142)
	126,049,000	USD	126,049,000	Fixed 1.1575%	USD- LIBOR- BBA	Dec 2016	—	(289,345)	(289,345)
	126,049,000	USD	126,049,000	Fixed 1.1850%	USD- LIBOR- BBA	Dec 2016	—	(323,858)	(323,858)
	126,049,000	USD	126,049,000	Fixed 1.2050%	USD- LIBOR- BBA	Dec 2016	—	(342,551)	(342,551)
	126,049,000	USD	126,049,000	Fixed 1.2850%	USD- LIBOR- BBA	Dec 2016	—	(440,415)	(440,415)
	120,285,000	USD	120,285,000	Fixed 1.2850%	USD- LIBOR- BBA	Dec 2016	—	(418,123)	(418,123)
	120,285,000	USD	120,285,000	Fixed 1.3000%	USD- LIBOR- BBA	Dec 2016	—	(436,045)	(436,045)

61

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	240,570,000	USD	240,570,000	Fixed 1.3300%	USD- LIBOR- BBA	Dec 2016	—	(941,783)	(941,783)
	134,430,000	USD	134,430,000	Fixed 1.2450%	USD- LIBOR- BBA	Jan 2017	—	(366,187)	(366,187)
	134,430,000	USD	134,430,000	Fixed 1.2700%	USD- LIBOR- BBA	Jan 2017	—	(399,539)	(399,539)
	148,046,000	USD	148,046,000	Fixed 1.1475%	USD- LIBOR- BBA	Jan 2017	—	(251,219)	(251,219)
	271,954,000	USD	271,954,000	Fixed 1.0765%	USD- LIBOR- BBA	Jan 2017	—	(252,564)	(252,564)
	175,236,000	USD	175,236,000	Fixed 1.0380%	USD- LIBOR- BBA	Jan 2017	—	(92,770)	(92,770)
	175,236,000	USD	175,236,000	Fixed 1.0428%	USD- LIBOR- BBA	Jan 2017	—	(93,559)	(93,559)
	116,824,000	USD	116,824,000	Fixed 1.0575%	USD- LIBOR- BBA	Jan 2017	—	(74,218)	(74,218)
	116,824,000	USD	116,824,000	Fixed 1.1250%	USD- LIBOR- BBA	Jan 2017	—	(150,399)	(150,399)
	190,385,000	AUD	173,973,871	AUD- BBR- BBSW	Fixed 4.2150%	Dec 2017	—	5,491,724	5,491,724
	380,770,000	AUD	344,006,693	AUD- BBR- BBSW	Fixed 4.2000%	Dec 2017	—	10,896,120	10,896,120
	190,385,000	AUD	174,345,078	AUD- BBR- BBSW	Fixed 4.2000%	Dec 2017	—	5,445,377	5,445,377
	386,000,000	AUD	349,822,119	AUD- BBR- BBSW	Fixed 4.0150%	Mar 2018	—	9,831,218	9,831,218
	193,000,000	AUD	175,398,418	AUD- BBR- BBSW	Fixed 4.0625%	Mar 2018	—	5,050,684	5,050,684
	200,000,000	AUD	184,939,969	AUD- BBR- BBSW	Fixed 4.0500%	Apr 2018	—	5,183,703	5,183,703
	200,000,000	AUD	184,939,969	AUD- BBR- BBSW	Fixed 4.0650%	Apr 2018	—	5,227,859	5,227,859
	54,000,000	AUD	49,833,888	AUD- BBR- BBSW	Fixed 4.0525%	Apr 2018	—	1,401,072	1,401,072
	81,000,000	AUD	74,750,832	AUD- BBR- BBSW	Fixed 4.0550%	Apr 2018	—	2,104,590	2,104,590
	54,000,000	AUD	50,133,597	AUD- BBR- BBSW	Fixed 4.0025%	Apr 2018	—	1,364,438	1,364,438
	374,000,000	AUD	342,696,084	AUD- BBR- BBSW	Fixed 3.5200%	Sep 2018	—	6,948,915	6,948,915

62

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	117,248,000	AUD	101,689,153	AUD- BBR- BBSW	Fixed 3.4450%	Oct 2018	—	1,882,900	1,882,900
	38,372,000	AUD	33,504,500	AUD- BBR- BBSW	Fixed 3.4825%	Oct 2018	—	637,173	637,173
	25,581,000	AUD	22,396,174	AUD- BBR- BBSW	Fixed 3.2625%	Oct 2018	—	339,993	339,993
	95,349,000	AUD	83,673,530	AUD- BBR- BBSW	Fixed 3.2116%	Oct 2018	—	1,196,745	1,196,745
	76,744,000	AUD	67,388,933	AUD- BBR- BBSW	Fixed 3.2333%	Oct 2018	—	987,427	987,427
	25,581,000	AUD	22,506,163	AUD- BBR- BBSW	Fixed 3.2800%	Oct 2018	—	346,820	346,820
	25,581,000	AUD	22,524,077	AUD- BBR- BBSW	Fixed 3.2525%	Oct 2018	—	336,044	336,044
	42,636,000	AUD	37,541,009	AUD- BBR- BBSW	Fixed 3.2825%	Oct 2018	—	578,691	578,691
	85,271,000	AUD	74,987,315	AUD- BBR- BBSW	Fixed 3.2663%	Oct 2018	—	1,134,699	1,134,699
	42,280,000	AUD	37,337,454	AUD- BBR- BBSW	Fixed 3.2775%	Oct 2018	—	569,528	569,528
	25,581,000	AUD	22,511,273	AUD- BBR- BBSW	Fixed 3.2600%	Nov 2018	—	338,277	338,277
	25,535,000	AUD	22,191,188	AUD- BBR- BBSW	Fixed 3.2600%	Nov 2018	—	337,028	337,028
	25,535,000	AUD	22,044,363	AUD- BBR- BBSW	Fixed 3.2750%	Nov 2018	—	342,050	342,050
	25,535,000	AUD	22,044,363	AUD- BBR- BBSW	Fixed 3.2775%	Nov 2018	—	342,978	342,978
	42,558,000	AUD	36,670,102	AUD- BBR- BBSW	Fixed 3.2500%	Nov 2018	—	553,543	553,543
	24,684,000	AUD	21,467,671	AUD- BBR- BBSW	Fixed 3.2650%	Nov 2018	—	325,700	325,700
	42,558,000	AUD	37,012,685	AUD- BBR- BBSW	Fixed 3.2675%	Nov 2018	—	563,088	563,088
	51,070,000	AUD	44,461,536	AUD- BBR- BBSW	Fixed 3.2700%	Nov 2018	—	677,564	677,564
	42,558,000	AUD	37,089,295	AUD- BBR- BBSW	Fixed 3.2750%	Nov 2018	—	567,720	567,720
	25,535,000	AUD	22,260,134	AUD- BBR- BBSW	Fixed 3.2875%	Nov 2018	—	345,266	345,266

63

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	42,558,000	AUD	37,276,547	AUD- BBR- BBSW	Fixed 3.2525%	Nov 2018	—	554,156	554,156
	75,116,000	AUD	65,422,254	AUD- BBR- BBSW	Fixed 3.2280%	Nov 2018	—	949,527	949,527
	42,558,000	AUD	36,661,604	AUD- BBR- BBSW	Fixed 3.2000%	Nov 2018	—	519,437	519,437
	42,558,000	AUD	36,723,293	AUD- BBR- BBSW	Fixed 3.2025%	Nov 2018	—	520,978	520,978
	42,558,000	AUD	37,136,126	AUD- BBR- BBSW	Fixed 3.2300%	Nov 2018	—	537,954	537,954
	24,258,000	AUD	21,167,539	AUD- BBR- BBSW	Fixed 3.2350%	Nov 2018	—	308,391	308,391
	87,500,000	EUR	118,895,077	EUR- Euribor- Reuters	Fixed 2.2860%	Dec 2024	—	16,021,470	16,021,470
	5,125,000,000	JPY	50,026,844	Fixed 0.9440%	JPY- LIBOR- BBA	Dec 2024	—	(2,055,879)	(2,055,879)
	66,250,000	USD	66,250,000	Fixed 3.2875%	USD- LIBOR- BBA	Dec 2024	—	(9,503,246)	(9,503,246)
	87,500,000	EUR	120,220,546	EUR- Euribor- Reuters	Fixed 2.3990%	Dec 2024	—	17,102,698	17,102,698
	5,125,000,000	JPY	49,615,180	Fixed 1.0300%	JPY- LIBOR- BBA	Dec 2024	—	(2,419,961)	(2,419,961)
	66,250,000	USD	66,250,000	Fixed 3.3880%	USD- LIBOR- BBA	Dec 2024	—	(10,094,774)	(10,094,774)
	22,854,000	USD	22,854,000	USD- LIBOR- BBA	Fixed 2.9650%	Dec 2024	—	699,561	699,561
	58,120,000	USD	58,120,000	USD- LIBOR- BBA	Fixed 2.9763%	Dec 2024	—	1,807,735	1,807,735
	58,120,000	USD	58,120,000	USD- LIBOR- BBA	Fixed 2.9775%	Dec 2024	—	1,810,996	1,810,996
	87,500,000	EUR	120,623,104	EUR- Euribor- Reuters	Fixed 2.3790%	Dec 2024	—	16,894,496	16,894,496
	5,125,000,000	JPY	50,041,498	Fixed 1.0100%	JPY- LIBOR- BBA	Dec 2024	—	(2,328,864)	(2,328,864)
	66,250,000	USD	66,250,000	Fixed 3.3350%	USD- LIBOR- BBA	Dec 2024	—	(9,750,211)	(9,750,211)
	174,360,000	USD	174,360,000	USD- LIBOR- BBA	Fixed 2.8750%	Dec 2024	—	4,623,993	4,623,993
	58,120,000	USD	58,120,000	USD- LIBOR- BBA	Fixed 2.8550%	Dec 2024	—	1,488,494	1,488,494

64

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	58,120,000	USD	58,120,000	USD- LIBOR- BBA	Fixed 2.8600%	Dec 2024	—	1,501,536	1,501,536
	116,240,000	USD	116,240,000	USD- LIBOR- BBA	Fixed 2.7800%	Dec 2024	—	2,584,596	2,584,596
	58,120,000	USD	58,120,000	USD- LIBOR- BBA	Fixed 2.7850%	Dec 2024	—	1,304,701	1,304,701
	58,120,000	USD	58,120,000	USD- LIBOR- BBA	Fixed 2.9000%	Dec 2024	—	1,602,339	1,602,339
	55,423,000	USD	55,423,000	USD- LIBOR- BBA	Fixed 2.9100%	Dec 2024	—	1,552,847	1,552,847
	55,423,000	USD	55,423,000	USD- LIBOR- BBA	Fixed 2.9200%	Dec 2024	—	1,577,715	1,577,715
	110,846,000	USD	110,846,000	USD- LIBOR- BBA	Fixed 2.8800%	Dec 2024	—	2,955,199	2,955,199
	54,154,000	USD	54,154,000	USD- LIBOR- BBA	Fixed 2.6650%	Jan 2025	—	911,390	911,390
	87,500,000	EUR	119,043,732	EUR- Euribor- Reuters	Fixed 2.4950%	Jan 2025	—	17,933,184	17,933,184
	66,250,000	USD	66,250,000	Fixed 3.5430%	USD- LIBOR- BBA	Jan 2025	—	(10,917,887)	(10,917,887)
	54,154,000	USD	54,154,000	USD- LIBOR- BBA	Fixed 2.6500%	Jan 2025	—	874,988	874,988
	5,125,000,000	JPY	48,900,339	Fixed 1.0788%	JPY- LIBOR- BBA	Jan 2025	—	(2,591,481)	(2,591,481)
	52,873,000	USD	52,873,000	USD- LIBOR- BBA	Fixed 2.5966%	Jan 2025	—	726,829	726,829
	38,200,000	EUR	52,259,541	EUR- Euribor- Reuters	Fixed 2.4020%	Jan 2025	—	7,428,009	7,428,009
	2,970,000,000	JPY	28,500,144	Fixed 1.0150%	JPY- LIBOR- BBA	Jan 2025	—	(1,340,728)	(1,340,728)
	36,400,000	USD	36,400,000	Fixed 3.3913%	USD- LIBOR- BBA	Jan 2025	—	(5,474,087)	(5,474,087)
	97,127,000	USD	97,127,000	USD- LIBOR- BBA	Fixed 2.5075%	Jan 2025	—	946,512	946,512
	71,250,000	USD	71,250,000	USD- LIBOR- BBA	Fixed 2.4912%	Jan 2025	—	638,970	638,970
	71,250,000	USD	71,250,000	USD- LIBOR- BBA	Fixed 2.4383%	Jan 2025	—	469,709	469,709
	47,500,000	USD	47,500,000	USD- LIBOR- BBA	Fixed 2.4813%	Jan 2025	—	403,978	403,978

65

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	47,500,000	USD	47,500,000	USD- LIBOR- BBA	Fixed 2.5953%	Jan 2025	—	644,860	644,860
	58,000,000	EUR	74,286,402	Fixed 1.2440%	EUR- EURIBOR- Reuters	Oct 2025	—	3,120,555	3,120,555
	4,800,000,000	JPY	45,242,471	Fixed 0.7613%	JPY- LIBOR- BBA	Oct 2025	—	(833,433)	(833,433)
	35,000,000	USD	35,000,000	Fixed 2.6910%	USD- LIBOR- BBA	Oct 2025	—	(2,399,779)	(2,399,779)
	12,000,000	EUR	15,699,594	EUR- Euribor- Reuters	Fixed 2.7800%	Jun 2027	—	2,405,118	2,405,118
	12,000,000	EUR	16,119,001	Fixed 2.7800%	EUR- EURIBOR- Reuters	Jun 2027	376,110	(2,781,228)	(2,405,118)
	90,000,000	EUR	117,823,563	EUR- Euribor- Reuters	Fixed 2.7650%	Jun 2027	—	17,882,130	17,882,130
	90,000,000	EUR	120,892,509	Fixed 2.7650%	EUR- EURIBOR- Reuters	Jun 2027	2,982,015	(20,864,145)	(17,882,130)
	24,710,000	EUR	32,949,566	EUR- Euribor- Reuters	Fixed 3.2160%	Aug 2027	—	6,064,415	6,064,415
	53,580,000	EUR	71,446,287	EUR- Euribor- Reuters	Fixed 3.2190%	Aug 2027	—	13,167,513	13,167,513
	24,710,000	EUR	32,949,566	EUR- Euribor- Reuters	Fixed 3.2270%	Aug 2027	—	6,094,384	6,094,384
	24,710,000	EUR	33,283,137	Fixed 3.2160%	EUR- EURIBOR- Reuters	Aug 2027	(234,369)	(5,830,046)	(6,064,415)
	53,580,000	EUR	72,169,586	Fixed 3.2190%	EUR- EURIBOR- Reuters	Aug 2027	(526,657)	(12,640,856)	(13,167,513)
	24,710,000	EUR	33,283,137	Fixed 3.2270%	EUR- EURIBOR- Reuters	Aug 2027	(265,349)	(5,829,035)	(6,094,384)
	8,463,667	EUR	11,394,643	EUR- Euribor- Reuters	Fixed 2.9600%	Nov 2035	—	3,295,348	3,295,348
	13,585,000	EUR	18,250,774	EUR- Euribor- Reuters	Fixed 2.9950%	Nov 2035	—	5,390,058	5,390,058
	6,793,000	EUR	9,126,059	EUR- Euribor- Reuters	Fixed 3.0000%	Nov 2035	—	2,702,421	2,702,421
	13,402,000	EUR	18,043,125	EUR- Euribor- Reuters	Fixed 3.0060%	Nov 2035	—	5,348,674	5,348,674
	13,585,000	EUR	18,250,774	EUR- Euribor- Reuters	Fixed 3.0100%	Nov 2035	—	5,433,217	5,433,217
	6,793,000	EUR	9,126,059	EUR- Euribor- Reuters	Fixed 3.0200%	Nov 2035	—	2,731,197	2,731,197

66

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	8,463,667	EUR	10,875,394	Fixed 2.9600%	EUR- EURIBOR- Reuters	Nov 2035	(1,806,671)	(1,488,677)	(3,295,348)
	13,585,000	EUR	17,548,415	Fixed 2.9950%	EUR- EURIBOR- Reuters	Nov 2035	(2,767,603)	(2,622,455)	(5,390,058)
	6,793,000	EUR	8,795,919	Fixed 3.0000%	EUR- EURIBOR- Reuters	Nov 2035	(1,469,601)	(1,232,820)	(2,702,421)
	13,402,000	EUR	17,231,625	Fixed 3.0060%	EUR- EURIBOR- Reuters	Nov 2035	(3,040,624)	(2,308,050)	(5,348,674)
	13,585,000	EUR	17,314,754	Fixed 3.0100%	EUR- EURIBOR- Reuters	Nov 2035	(3,143,076)	(2,290,141)	(5,433,217)
	6,793,000	EUR	8,802,712	Fixed 3.0200%	EUR- EURIBOR- Reuters	Nov 2035	(1,551,269)	(1,179,928)	(2,731,197)
	8,463,667	EUR	11,390,824	EUR- Euribor- Reuters	Fixed 2.9500%	Nov 2035	—	3,276,900	3,276,900
	8,463,667	EUR	10,875,394	Fixed 2.9500%	EUR- EURIBOR- Reuters	Nov 2035	(1,779,061)	(1,497,839)	(3,276,900)
	8,463,666	EUR	11,417,914	EUR- Euribor- Reuters	Fixed 2.9150%	Nov 2035	—	3,213,405	3,213,405
	8,463,666	EUR	10,819,104	Fixed 2.9150%	EUR- EURIBOR- Reuters	Nov 2035	(1,790,697)	(1,422,708)	(3,213,405)
	75,852,418	EUR	101,888,768	EUR- Euribor- Reuters	Fixed 2.9400%	Nov 2035	—	29,185,733	29,185,733
	75,852,418	EUR	96,207,403	Fixed 2.9400%	EUR- EURIBOR- Reuters	Nov 2035	(16,983,829)	(12,201,904)	(29,185,733)
	44,598,582	EUR	60,072,065	EUR- Euribor- Reuters	Fixed 2.9600%	Nov 2035	—	17,346,345	17,346,345
	44,598,582	EUR	56,843,097	Fixed 2.9600%	EUR- EURIBOR- Reuters	Nov 2035	(10,002,366)	(7,343,979)	(17,346,345)
	10,375,000	GBP	16,308,457	GBP- LIBOR- BBA	Fixed 3.2830%	Jan 2044	3,285,100	2,622,040	5,907,140
	10,375,000	GBP	17,200,190	Fixed 3.3625%	GBP- LIBOR- BBA	Jan 2044	—	(6,001,590)	(6,001,590)
	10,375,000	GBP	17,200,190	Fixed 3.3650%	GBP- LIBOR- BBA	Jan 2044	—	(6,010,947)	(6,010,947)
	10,375,000	GBP	15,772,079	GBP- LIBOR- BBA	Fixed 3.3625%	Jan 2044	5,547,829	453,960	6,001,789
	10,375,000	GBP	15,772,079	GBP- LIBOR- BBA	Fixed 3.3650%	Jan 2044	5,555,421	455,726	6,011,147
	22,800,000	GBP	37,923,269	Fixed 3.3638%	GBP- LIBOR- BBA	Jan 2044	—	(13,659,360)	(13,659,360)

67

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	22,800,000	GBP	35,672,880	GBP- LIBOR- BBA	Fixed 3.3638%	Jan 2044	6,615,743	7,055,143	13,670,886
	22,800,000	GBP	37,618,858	Fixed 3.3125%	GBP- LIBOR- BBA	Jan 2044	—	(13,225,256)	(13,225,256)
	22,800,000	GBP	35,672,880	GBP- LIBOR- BBA	Fixed 3.3125%	Jan 2044	6,210,078	7,026,316	13,236,394
	22,800,000	GBP	37,563,017	Fixed 3.3100%	GBP- LIBOR- BBA	Jan 2044	—	(13,193,555)	(13,193,555)
	5,187,500	GBP	8,546,410	Fixed 3.3125%	GBP- LIBOR- BBA	Jan 2044	—	(3,006,598)	(3,006,598)
	22,800,000	GBP	34,660,570	GBP- LIBOR- BBA	Fixed 3.3100%	Jan 2044	11,728,177	1,464,890	13,193,067
	5,187,500	GBP	7,865,807	GBP- LIBOR- BBA	Fixed 3.3125%	Jan 2044	2,434,558	571,641	3,006,199
	10,375,000	GBP	17,055,449	Fixed 3.2830%	GBP- LIBOR- BBA	Jan 2044	—	(5,899,704)	(5,899,704)
	21,643,750	GBP	35,335,581	Fixed 3.2910%	GBP- LIBOR- BBA	Feb 2044	—	(12,364,626)	(12,364,626)
	21,643,750	GBP	34,021,799	GBP- LIBOR- BBA	Fixed 3.2910%	Feb 2044	6,905,480	5,469,778	12,375,258
	50,000	GBP	83,380	Fixed 3.3252%	GBP- LIBOR- BBA	Feb 2044	—	(29,154)	(29,154)
	50,000	GBP	75,785	GBP- LIBOR- BBA	Fixed 3.3252%	Feb 2044	25,246	3,904	29,150
	21,643,750	GBP	36,112,580	Fixed 3.3060%	GBP- LIBOR- BBA	Feb 2044	—	(12,466,540)	(12,466,540)
	21,643,750	GBP	32,841,130	GBP- LIBOR- BBA	Fixed 3.3060%	Feb 2044	10,756,260	1,708,957	12,465,217
	62,500,000	USD	62,500,000	Fixed 3.6100%	USD- LIBOR- BBA	Sep 2044	—	(4,810,894)	(4,810,894)
	31,250,000	USD	31,250,000	Fixed 3.6110%	USD- LIBOR- BBA	Sep 2044	—	(2,407,388)	(2,407,388)
	62,500,000	USD	62,500,000	USD- LIBOR- BBA	Fixed 3.6100%	Sep 2044	2,057,119	2,753,775	4,810,894
	31,250,000	USD	31,250,000	USD- LIBOR- BBA	Fixed 3.6110%	Sep 2044	1,107,000	1,300,388	2,407,388
	31,250,000	USD	31,250,000	Fixed 3.5880%	USD- LIBOR- BBA	Sep 2044	—	(2,362,481)	(2,362,481)
	62,500,000	USD	62,500,000	Fixed 3.5925%	USD- LIBOR- BBA	Sep 2044	—	(4,742,419)	(4,742,419)

68

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	31,250,000	USD	31,250,000	Fixed 3.6038%	USD- LIBOR- BBA	Sep 2044	—	(2,393,031)	(2,393,031)
	31,250,000	USD	31,250,000	USD- LIBOR- BBA	Fixed 3.5880%	Sep 2044	1,045,000	1,317,481	2,362,481
	62,500,000	USD	62,500,000	USD- LIBOR- BBA	Fixed 3.5925%	Sep 2044	2,817,466	1,924,953	4,742,419
	31,250,000	USD	31,250,000	USD- LIBOR- BBA	Fixed 3.6038%	Sep 2044	1,093,000	1,300,031	2,393,031
	31,250,000	USD	31,250,000	Fixed 3.7350%	USD- LIBOR- BBA	Sep 2044	—	(2,647,963)	(2,647,963)
	31,250,000	USD	31,250,000	Fixed 3.6350%	USD- LIBOR- BBA	Sep 2044	—	(2,453,981)	(2,453,981)
	31,250,000	USD	31,250,000	Fixed 3.6900%	USD- LIBOR- BBA	Sep 2044	—	(2,560,672)	(2,560,672)
	31,250,000	USD	31,250,000	Fixed 3.6925%	USD- LIBOR- BBA	Sep 2044	—	(2,565,522)	(2,565,522)
	62,500,000	USD	62,500,000	Fixed 3.6975%	USD- LIBOR- BBA	Sep 2044	—	(5,150,438)	(5,150,438)
	62,500,000	USD	62,500,000	Fixed 3.7150%	USD- LIBOR- BBA	Sep 2044	—	(5,218,331)	(5,218,331)
	62,500,000	USD	62,500,000	Fixed 3.7360%	USD- LIBOR- BBA	Sep 2044	—	(5,299,806)	(5,299,806)
	31,250,000	USD	31,250,000	USD- LIBOR- BBA	Fixed 3.6350%	Sep 2044	1,112,000	1,341,981	2,453,981
	31,250,000	USD	31,250,000	USD- LIBOR- BBA	Fixed 3.6900%	Sep 2044	1,065,446	1,495,226	2,560,672
	31,250,000	USD	31,250,000	USD- LIBOR- BBA	Fixed 3.6925%	Sep 2044	1,143,430	1,422,092	2,565,522
	62,500,000	USD	62,500,000	Fixed 3.7445%	USD- LIBOR- BBA	Sep 2044	—	(5,331,181)	(5,331,181)
	31,250,000	USD	31,250,000	Fixed 3.7550%	USD- LIBOR- BBA	Sep 2044	—	(2,685,953)	(2,685,953)
	156,250,000	USD	156,250,000	Fixed 3.7356%	USD- LIBOR- BBA	Sep 2044	—	(13,241,422)	(13,241,422)
	93,750,000	USD	93,750,000	Fixed 3.6450%	USD- LIBOR- BBA	Sep 2044	—	(7,417,744)	(7,417,744)
	62,500,000	USD	62,500,000	Fixed 3.6495%	USD- LIBOR- BBA	Sep 2044	—	(4,962,613)	(4,962,613)
	125,000,000	USD	125,000,000	Fixed 3.7413%	USD- LIBOR- BBA	Sep 2044	—	(10,636,850)	(10,636,850)

69

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	93,750,000	USD	93,750,000	Fixed 3.6192%	USD- LIBOR- BBA	Sep 2044	—	(7,265,428)	(7,265,428)
	93,750,000	USD	93,750,000	Fixed 3.6317%	USD- LIBOR- BBA	Sep 2044	—	(7,349,091)	(7,349,091)
	52,500,000	USD	52,500,000	Fixed 3.5178%	USD- LIBOR- BBA	Oct 2044	—	(3,738,200)	(3,738,200)
	52,500,000	USD	52,500,000	USD- LIBOR- BBA	Fixed 3.5178%	Oct 2044	2,471,600	1,266,600	3,738,200
	26,250,000	USD	26,250,000	Fixed 3.5125%	USD- LIBOR- BBA	Oct 2044	—	(1,859,981)	(1,859,981)
	26,250,000	USD	26,250,000	Fixed 3.5550%	USD- LIBOR- BBA	Oct 2044	—	(1,929,152)	(1,929,152)
	26,250,000	USD	26,250,000	Fixed 3.5700%	USD- LIBOR- BBA	Oct 2044	—	(1,953,564)	(1,953,564)
	26,250,000	USD	26,250,000	USD- LIBOR- BBA	Fixed 3.5550%	Oct 2044	1,951,176	—	1,951,176
	26,250,000	USD	26,250,000	USD- LIBOR- BBA	Fixed 3.5700%	Oct 2044	1,975,333	—	1,975,333
	26,250,000	USD	26,250,000	Fixed 3.5150%	USD- LIBOR- BBA	Oct 2044	—	(1,863,837)	(1,863,837)
	26,250,000	USD	26,250,000	Fixed 3.4750%	USD- LIBOR- BBA	Oct 2044	—	(1,798,747)	(1,798,747)
	26,250,000	USD	26,250,000	Fixed 3.5075%	USD- LIBOR- BBA	Oct 2044	—	(1,851,633)	(1,851,633)
	6,044,000	USD	6,044,000	Fixed 3.2050%	USD- LIBOR- BBA	Dec 2044	—	(478,109)	(478,109)
	31,448,000	USD	31,448,000	Fixed 3.2000%	USD- LIBOR- BBA	Dec 2044	—	(2,471,782)	(2,471,782)
	31,448,000	USD	31,448,000	Fixed 3.0850%	USD- LIBOR- BBA	Dec 2044	—	(2,117,992)	(2,117,992)
	47,172,000	USD	47,172,000	Fixed 3.1220%	USD- LIBOR- BBA	Dec 2044	—	(3,347,938)	(3,347,938)
	15,724,000	USD	15,724,000	Fixed 2.9900%	USD- LIBOR- BBA	Dec 2044	—	(912,497)	(912,497)
	15,724,000	USD	15,724,000	Fixed 3.0150%	USD- LIBOR- BBA	Dec 2044	—	(950,992)	(950,992)
	15,724,000	USD	15,724,000	Fixed 3.0000%	USD- LIBOR- BBA	Dec 2044	—	(927,710)	(927,710)
	38,938,000	USD	38,938,000	Fixed 3.0400%	USD- LIBOR- BBA	Dec 2044	—	(2,451,175)	(2,451,175)

70

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	11,607,000	USD	11,607,000	Fixed 3.0700%	USD- LIBOR- BBA	Dec 2044	—	(764,771)	(764,771)
	11,607,000	USD	11,607,000	Fixed 3.0950%	USD- LIBOR- BBA	Dec 2044	—	(793,191)	(793,191)
	9,286,000	USD	9,286,000	Fixed 2.8150%	USD- LIBOR- BBA	Jan 2045	—	(379,853)	(379,853)
	4,237,000	USD	4,237,000	Fixed 2.7170%	USD- LIBOR- BBA	Jan 2045	—	(132,682)	(132,682)
	9,286,000	USD	9,286,000	Fixed 2.8000%	USD- LIBOR- BBA	Jan 2045	—	(366,231)	(366,231)
	7,763,000	USD	7,763,000	Fixed 2.6481%	USD- LIBOR- BBA	Jan 2045	—	(190,804)	(190,804)
	14,604,000	USD	14,604,000	Fixed 2.6552%	USD- LIBOR- BBA	Jan 2045	—	(369,005)	(369,005)
	14,604,000	USD	14,604,000	Fixed 2.5988%	USD- LIBOR- BBA	Jan 2045	—	(288,591)	(288,591)
	9,736,000	USD	9,736,000	Fixed 2.5750%	USD- LIBOR- BBA	Jan 2045	—	(169,707)	(169,707)
	9,736,000	USD	9,736,000	Fixed 2.7030%	USD- LIBOR- BBA	Jan 2045	—	(291,584)	(291,584)
	4,000,000	EUR	5,373,000	EUR- Euribor- Reuters	Fixed 2.7900%	Jun 2047	(244,472)	2,025,513	1,781,041
	4,000,000	EUR	5,233,198	Fixed 2.7900%	EUR- EURIBOR- Reuters	Jun 2047	—	(1,781,041)	(1,781,041)
	40,000,000	EUR	53,730,004	EUR- Euribor- Reuters	Fixed 2.7740%	Jun 2047	(2,619,338)	20,239,378	17,620,040
	40,000,000	EUR	52,366,028	Fixed 2.7740%	EUR- EURIBOR- Reuters	Jun 2047	—	(17,620,040)	(17,620,040)
	12,019,000	EUR	16,188,993	EUR- Euribor- Reuters	Fixed 3.0270%	Aug 2047	(90,246)	6,234,829	6,144,583
	26,062,000	EUR	35,104,213	EUR- Euribor- Reuters	Fixed 3.0300%	Aug 2047	(176,450)	13,523,328	13,346,878
	12,019,000	EUR	16,188,993	EUR- Euribor- Reuters	Fixed 3.0380%	Aug 2047	(56,572)	6,239,987	6,183,415
	12,019,000	EUR	16,026,744	Fixed 3.0380%	EUR- EURIBOR- Reuters	Aug 2047	—	(6,183,415)	(6,183,415)
	12,019,000	EUR	16,026,744	Fixed 3.0270%	EUR- EURIBOR- Reuters	Aug 2047	—	(6,144,583)	(6,144,583)
	26,062,000	EUR	34,752,392	Fixed 3.0300%	EUR- EURIBOR- Reuters	Aug 2047	—	(13,346,878)	(13,346,878)

71

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	5,305,333	EUR	6,817,091	EUR- Euribor- Reuters	Fixed 2.9380%	Nov 2055	1,612,633	1,792,354	3,404,987
	8,503,000	EUR	10,983,745	EUR- Euribor- Reuters	Fixed 2.9775%	Nov 2055	2,445,843	3,137,794	5,583,637
	4,252,000	EUR	5,505,704	EUR- Euribor- Reuters	Fixed 2.9800%	Nov 2055	1,283,728	1,512,418	2,796,146
	8,403,000	EUR	10,804,160	EUR- Euribor- Reuters	Fixed 2.9860%	Nov 2055	2,796,074	2,748,444	5,544,518
	8,503,000	EUR	10,837,494	EUR- Euribor- Reuters	Fixed 2.9950%	Nov 2055	2,881,408	2,758,217	5,639,625
	4,252,000	EUR	5,509,956	EUR- Euribor- Reuters	Fixed 3.0000%	Nov 2055	1,365,272	1,462,871	2,828,143
	5,305,334	EUR	7,157,164	Fixed 2.8910%	EUR- EURIBOR- Reuters	Nov 2055	—	(3,310,351)	(3,310,351)
	5,305,333	EUR	7,142,575	Fixed 2.9380%	EUR- EURIBOR- Reuters	Nov 2055	—	(3,404,987)	(3,404,987)
	8,503,000	EUR	11,423,359	Fixed 2.9775%	EUR- EURIBOR- Reuters	Nov 2055	—	(5,583,637)	(5,583,637)
	4,252,000	EUR	5,712,351	Fixed 2.9800%	EUR- EURIBOR- Reuters	Nov 2055	—	(2,796,146)	(2,796,146)
	8,403,000	EUR	11,312,966	Fixed 2.9860%	EUR- EURIBOR- Reuters	Nov 2055	—	(5,544,844)	(5,544,844)
	8,503,000	EUR	11,423,359	Fixed 2.9950%	EUR- EURIBOR- Reuters	Nov 2055	—	(5,639,625)	(5,639,625)
	4,252,000	EUR	5,712,351	Fixed 3.0000%	EUR- EURIBOR- Reuters	Nov 2055	—	(2,828,143)	(2,828,143)
	5,305,333	EUR	6,817,091	EUR- Euribor- Reuters	Fixed 2.9280%	Nov 2055	1,593,997	1,790,484	3,384,481
	5,305,333	EUR	7,140,181	Fixed 2.9280%	EUR- EURIBOR- Reuters	Nov 2055	—	(3,384,481)	(3,384,481)
	5,305,334	EUR	6,781,808	EUR- Euribor- Reuters	Fixed 2.8910%	Nov 2055	1,621,917	1,688,434	3,310,351
	24,486,214	EUR	31,057,086	EUR- Euribor- Reuters	Fixed 2.8900%	Nov 2055	7,645,081	7,619,507	15,264,588
	23,072,692	EUR	29,264,245	EUR- Euribor- Reuters	Fixed 2.8942%	Nov 2055	7,233,399	7,186,460	14,419,859
	24,486,214	EUR	32,891,109	Fixed 2.8900%	EUR- EURIBOR- Reuters	Nov 2055	—	(15,264,588)	(15,264,588)
	23,072,692	EUR	30,992,396	Fixed 2.8942%	EUR- EURIBOR- Reuters	Nov 2055	—	(14,419,859)	(14,419,859)

72

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	31,612,094	EUR	40,291,176	EUR- Euribor- Reuters	Fixed 2.9000%	Nov 2055	9,721,002	10,101,524	19,822,526
	31,612,094	EUR	42,579,913	Fixed 2.9000%	EUR- EURIBOR- Reuters	Nov 2055	—	(19,822,526)	(19,822,526)
			$16,979,927,301				$59,250,420	($46,317,685)	$12,932,735
The following are abbreviations for the table above:
BBA	The British Bankers' Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit Default Swaps - Buyer Protection

During the six months ended January 31, 2015, the fund used CDS as a Buyer of protection to maintain diversity and liquidity of the fund. During the six months ended January 31, 2015, the fund held credit default swap contracts with total USD notional amounts ranging from $168.3 million to $237.8 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2015 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX North America High Yield 20 5Y	49,500,000	USD	$49,500,000	(5.000)%	Jun 2018	($2,165,347)	($1,334,295)	($3,499,642)
	CDX North America High Yield 21 5Y	118,800,000	USD	118,800,000	(5.000)%	Dec 2018	(5,535,401)	(2,731,112)	(8,266,513)
	iTraxx Europe Crossover Series 21 5Y	55,000,000	EUR	69,544,722	(5.000)%	Jun 2019	(7,513,657)	(361,569)	(7,875,226)
				$237,844,722			($15,214,405)	($4,426,976)	($19,641,381)

Credit Default Swaps - Seller Protection

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

73

The fund used CDS as a Seller of protection during the six months ended January 31, 2015 to take a long position in the exposure of the benchmark credit. During the six months ended January 31, 2015, the fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $168.3 million to $348.6 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spreads and/or credit rating at 1-31-15	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX North America High Yield 20 5Y	2.92%	49,500,000	USD	$49,500,000	5.000%	Jun 2018	$1,654,940	$1,844,705	$3,499,645
	CDX North America High Yield 21 5Y	3.16%	118,800,000	USD	118,800,000	5.000%	Dec 2018	4,043,490	$4,223,023	8,266,513
	CDX North America High Yield 23 5Y	3.68%	37,000,000	USD	37,000,000	5.000%	Dec 2019	1,370,639	$879,547	2,250,186
	iTraxx Europe Crossover Series 21 5Y	2.05%	55,000,000	EUR	73,768,766	5.000%	Jun 2019	5,673,974	$2,201,252	7,875,226
	iTraxx Europe Crossover Series 22 5Y	3.26%	55,000,000	EUR	69,544,722	5.000%	Dec 2019	4,852,164	$178,165	5,030,329
					$348,613,488			$17,595,207	$9,326,692	$26,921,899

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the six months ended January 31, 2015, the fund used variance swaps to maintain diversity and liquidity of the fund and manage against anticipated changes in securities markets. During the six months ended January 31, 2015, the fund held variance swaps with total USD notional amounts ranging from $15.8 million to $18.4 million, as measured at each quarter end. The following table summarizes the variance swap contracts held as of January 31, 2015.

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Bank PLC Wholesale	FTSE 100	GBP	29,000	$45,447	Receive	Feb 2015	15.20%	$84,943	$84,943
Barclays Bank PLC Wholesale	FTSE 100	GBP	43,000	67,553	Receive	Feb 2015	15.20%	182,983	182,983
Barclays Bank PLC Wholesale	Kospi 2 Index	KRW	55,000,000	49,583	Receive	Mar 2015	16.70%	(164,541)	(164,541)
Barclays Bank PLC Wholesale	S&P 500	USD	153,000	153,000	Receive	Feb 2015	15.80%	(9,423)	(9,423)

74

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
BNP Paribas SA	FTSE 100	GBP	24,000	37,909	Receive	Mar 2015	15.50%	97,547	97,547
BNP Paribas SA	FTSE 100	GBP	377,000	635,302	Pay	Dec 2015	17.00%	(165,177)	(165,177)
BNP Paribas SA	FTSE 100	GBP	141,044	220,466	Pay	Dec 2016	19.20%	(308,563)	(308,563)
BNP Paribas SA	Hang Seng Index	HKD	4,966,000	640,647	Receive	Dec 2015	26.00%	(768,338)	(768,338)
BNP Paribas SA	Hang Seng Index	HKD	1,712,500	220,825	Receive	Dec 2016	28.20%	379,082	379,082
BNP Paribas SA	Kospi 2 Index	KRW	95,330,000	86,617	Receive	Feb 2015	16.55%	(360,885)	(360,885)
BNP Paribas SA	Kospi 2 Index	KRW	190,000,000	172,853	Receive	Feb 2015	16.45%	(701,811)	(701,811)
BNP Paribas SA	Kospi 2 Index	KRW	177,900,000	160,799	Receive	Feb 2015	16.45%	(645,741)	(645,741)
BNP Paribas SA	Kospi 2 Index	KRW	330,000,000	321,857	Receive	Dec 2015	20.05%	(956,825)	(956,825)
BNP Paribas SA	Kospi 2 Index	KRW	300,000,000	292,954	Receive	Dec 2015	20.15%	(888,032)	(888,032)
BNP Paribas SA	Kospi 2 Index	KRW	60,000,000	58,789	Receive	Dec 2015	19.65%	(147,599)	(147,599)
BNP Paribas SA	S&P 500	USD	110,000	110,000	Receive	Feb 2015	15.90%	102,232	102,232
BNP Paribas SA	S&P 500	USD	110,000	110,000	Receive	Feb 2015	15.70%	158,777	158,777
BNP Paribas SA	S&P 500	USD	300,000	300,000	Pay	Dec 2015	20.60%	900,893	900,893
BNP Paribas SA	S&P 500	USD	318,000	318,000	Pay	Dec 2015	18.20%	(6,082)	(6,082)
BNP Paribas SA	S&P 500	USD	300,000	300,000	Pay	Dec 2015	18.30%	18,085	18,085
BNP Paribas SA	S&P 500	USD	64,000	64,000	Pay	Dec 2015	17.75%	(41,304)	(41,304)
BNP Paribas SA	FTSE 100	GBP	50,000	82,727	Pay	Dec 2016	18.65%	(100,335)	(100,335)
BNP Paribas SA	FTSE 100	GBP	156,000	258,788	Pay	Dec 2016	18.60%	(333,572)	(333,572)
BNP Paribas SA	FTSE 100	GBP	109,000	179,545	Pay	Dec 2016	18.60%	(241,945)	(241,945)
BNP Paribas SA	Hang Seng Index	HKD	621,000	80,123	Receive	Dec 2016	27.25%	132,127	132,127
BNP Paribas SA	Hang Seng Index	HKD	2,000,000	258,061	Receive	Dec 2016	27.50%	367,856	367,856
BNP Paribas SA	Hang Seng Index	HKD	1,400,000	180,639	Receive	Dec 2016	27.40%	290,339	290,339
BNP Paribas SA	Hang Seng Index	HKD	775,000	99,911	Receive	Dec 2016	25.20%	(121,056)	(121,056)
BNP Paribas SA	Kospi 2 Index	KRW	315,000,000	293,214	Receive	Dec 2015	22.50%	(1,624,056)	(1,624,056)
BNP Paribas	Kospi 2 Index	KRW	300,000,000	281,387	Receive	Dec 2016	21.40%	(95,016)	(95,016)
BNP Paribas SA	S&P 500	USD	128,000	128,000	Pay	Dec 2016	19.20%	(264,401)	(264,401)
BNP Paribas SA	S&P 500	USD	279,000	279,000	Pay	Dec 2016	21.10%	(312,812)	(312,812)
BNP Paribas SA	S&P 500	USD	120,000	120,000	Pay	Dec 2016	22.55%	40,959	40,959

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Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	Hang Seng Index	HKD	120,000	15,481	Receive	Dec 2015	20.80%	(18,737)	(18,737)
Citibank N.A.	S&P 500	USD	128,000	128,000	Receive	Feb 2015	15.75%	(1,500)	(1,500)
Citibank N.A.	S&P 500	USD	103,000	103,000	Receive	Feb 2015	15.90%	95,726	95,726
Citibank N.A.	S&P 500	USD	75,000	75,000	Receive	Feb 2015	15.70%	108,257	108,257
Citibank N.A.	S&P 500	USD	100,000	100,000	Pay	Dec 2015	18.00%	(78,987)	(78,987)
Goldman Sachs International	FTSE 100	GBP	30,000	50,940	Pay	Dec 2015	17.20%	(26,191)	(26,191)
Goldman Sachs International	FTSE 100	GBP	50,000	84,805	Pay	Dec 2015	17.25%	(41,524)	(41,524)
Goldman Sachs International	FTSE 100	GBP	57,000	96,988	Pay	Dec 2015	17.00%	(75,330)	(75,330)
Goldman Sachs International	FTSE 100	GBP	52,000	88,551	Pay	Dec 2015	16.85%	(82,816)	(82,816)
Goldman Sachs International	FTSE 100	GBP	112,500	191,020	Pay	Dec 2015	16.95%	(167,558)	(167,558)
Goldman Sachs International	FTSE 100	GBP	22,800	38,826	Pay	Dec 2015	16.95%	(34,816)	(34,816)
Goldman Sachs International	FTSE 100	GBP	126,700	217,341	Pay	Dec 2015	16.75%	(264,959)	(264,959)
Goldman Sachs International	FTSE 100	GBP	75,000	119,812	Pay	Dec 2016	20.00%	(36,131)	(36,131)
Goldman Sachs International	FTSE 100	GBP	51,280	82,535	Pay	Dec 2016	19.60%	(57,680)	(57,680)
Goldman Sachs International	FTSE 100	GBP	72,000	113,011	Pay	Dec 2016	19.20%	(161,944)	(161,944)
Goldman Sachs International	Hang Seng Index	HKD	700,000	90,310	Receive	Dec 2015	26.10%	(64,136)	(64,136)
Goldman Sachs International	Hang Seng Index	HKD	750,000	96,754	Receive	Dec 2015	26.10%	(65,943)	(65,943)
Goldman Sachs International	Hang Seng Index	HKD	750,000	96,756	Receive	Dec 2015	25.90%	(37,895)	(37,895)
Goldman Sachs International	Hang Seng Index	HKD	1,413,000	182,284	Receive	Dec 2015	25.40%	28,087	28,087
Goldman Sachs International	Hang Seng Index	HKD	300,000	38,700	Receive	Dec 2015	25.45%	4,152	4,152
Goldman Sachs International	Hang Seng Index	HKD	1,600,000	206,450	Receive	Dec 2015	25.70%	10,726	10,726
Goldman Sachs International	Hang Seng Index	HKD	800,000	103,102	Receive	Dec 2016	28.70%	55,740	55,740
Goldman Sachs International	Hang Seng Index	HKD	638,625	82,346	Receive	Dec 2016	28.30%	81,870	81,870
Goldman Sachs International	Hang Seng Index	HKD	1,300,000	167,577	Receive	Dec 2016	24.70%	(126,861)	(126,861)
Goldman Sachs International	Hang Seng Index	HKD	876,800	113,043	Receive	Dec 2016	28.10%	212,586	212,586
Goldman Sachs International	Kospi 2 Index	KRW	115,410,000	105,504	Receive	Feb 2015	16.50%	(425,688)	(425,688)
Goldman Sachs International	Kospi 2 Index	KRW	107,000,000	96,575	Receive	Mar 2015	16.60%	(293,546)	(293,546)
Goldman Sachs International	Kospi 2 Index	KRW	150,000,000	142,538	Receive	Dec 2015	20.85%	(558,019)	(558,019)
Goldman Sachs International	Kospi 2 Index	KRW	55,000,000	54,065	Receive	Dec 2015	19.15%	(110,686)	(110,686)

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Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Kospi 2 Index	KRW	22,000,000	21,658	Receive	Dec 2015	19.15%	(43,883)	(43,883)
Goldman Sachs International	Kospi 2 Index	KRW	75,000,000	73,353	Receive	Dec 2015	19.35%	(157,559)	(157,559)
Goldman Sachs International	Kospi 2 Index	KRW	130,000,000	127,320	Receive	Dec 2015	19.00%	(232,950)	(232,950)
Goldman Sachs International	Kospi 2 Index	KRW	150,000,000	147,602	Receive	Dec 2015	19.00%	(267,268)	(267,268)
Goldman Sachs International	Kospi 2 Index	KRW	302,730,000	299,970	Receive	Dec 2015	19.00%	(524,181)	(524,181)
Goldman Sachs International	Kospi 2 Index	KRW	500,000,000	463,242	Receive	Dec 2015	21.30%	(2,068,561)	(2,068,561)
Goldman Sachs International	Kospi 2 Index	KRW	147,927,500	140,690	Receive	Dec 2015	20.55%	(290,072)	(290,072)
Goldman Sachs International	Kospi 2 Index	KRW	264,000,000	249,967	Receive	Dec 2015	20.80%	(564,429)	(564,429)
Goldman Sachs International	Kospi 2 Index	KRW	125,125,000	122,617	Receive	Dec 2016	20.45%	(54,263)	(54,263)
Goldman Sachs International	Kospi 2 Index	KRW	200,000,000	191,516	Receive	Dec 2016	21.00%	(5,203)	(5,203)
Goldman Sachs International	Kospi 2 Index	KRW	100,000,000	93,550	Receive	Dec 2016	21.00%	2,121	2,121
Goldman Sachs International	S&P 500	USD	500,000	500,000	Pay	Dec 2015	19.45%	807,355	807,355
Goldman Sachs International	S&P 500	USD	100,000	100,000	Pay	Dec 2015	19.05%	112,861	112,861
Goldman Sachs International	S&P 500	USD	60,000	60,000	Pay	Dec 2015	17.40%	(73,243)	(73,243)
Goldman Sachs International	S&P 500	USD	90,000	90,000	Pay	Dec 2015	17.80%	(81,340)	(81,340)
Goldman Sachs International	S&P 500	USD	111,000	111,000	Pay	Dec 2015	17.65%	(130,958)	(130,958)
Goldman Sachs International	S&P 500	USD	147,400	147,400	Pay	Dec 2015	17.70%	(169,968)	(169,968)
Goldman Sachs International	S&P 500	USD	125,000	125,000	Pay	Dec 2015	17.00%	(263,308)	(263,308)
Goldman Sachs International	S&P 500	USD	120,000	120,000	Pay	Dec 2016	18.70%	(281,873)	(281,873)
Goldman Sachs International	S&P 500	USD	191,000	191,000	Pay	Dec 2016	20.50%	(318,247)	(318,247)
Goldman Sachs International	S&P 500	USD	93,000	93,000	Pay	Dec 2016	20.30%	(183,677)	(183,677)
Goldman Sachs International	S&P 500	USD	230,000	230,000	Pay	Dec 2016	22.25%	14,031	14,031
Morgan Stanley	FTSE 100	GBP	101,000	173,074	Pay	Dec 2015	16.60%	(247,715)	(247,715)
Morgan Stanley	FTSE 100	GBP	62,000	104,526	Pay	Dec 2016	19.45%	(27,536)	(27,536)
Morgan Stanley	FTSE 100	GBP	40,000	67,514	Pay	Dec 2016	19.10%	(40,102)	(40,102)
Morgan Stanley	Hang Seng Index	HKD	650,000	83,843	Receive	Dec 2015	21.00%	(135,558)	(135,558)
Morgan Stanley	Hang Seng Index	HKD	1,337,500	172,565	Receive	Dec 2015	25.60%	55,116	55,116
Morgan Stanley	Hang Seng Index	HKD	1,250,000	161,290	Receive	Dec 2016	28.15%	65,914	65,914
Morgan Stanley	Hang Seng Index	HKD	500,000	64,516	Receive	Dec 2016	28.00%	37,390	37,390
Morgan Stanley	Hang Seng Index	HKD	1,937,600	249,993	Receive	Dec 2016	23.90%	(148,357)	(148,357)
Morgan Stanley	Hang Seng Index	HKD	1,937,825	249,998	Receive	Dec 2016	24.75%	(340,591)	(340,591)

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Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Morgan Stanley	Kospi 2 Index	KRW	100,000,000	97,134	Receive	Dec 2016	21.70%	(118,784)	(118,784)
Morgan Stanley	S&P 500	USD	70,000	70,000	Pay	Dec 2015	18.00%	(35,000)	(35,000)
Morgan Stanley	S&P 500	USD	97,000	97,000	Pay	Dec 2016	20.00%	(137,280)	(137,280)
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2016	21.40%	(38,291)	(38,291)
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2016	21.75%	38,797	38,797
UBS AG London	S&P 500	USD	195,333	195,333	Receive	Mar 2015	15.93%	680,683	680,683
UBS AG London	S&P 500	USD	97,667	97,667	Receive	Mar 2015	16.00%	331,443	331,443
				$15,772,648				($12,469,980)	($12,469,980)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the six months ended January 31, 2015, the fund used inflation swaps to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. During the six months ended January 31, 2015, the fund held inflation swaps with total USD notional amounts up to $160.3 million, as measured at each quarter end. At January 31, 2015, there were no open inflation swap contracts.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Interest rate contracts	Investments, at value*	Purchased options	$17,536,389	—
Interest rate contracts	Swap contracts, at value	Interest rate swaps^	567,853,897	($554,921,162)
Foreign exchange contracts	Written options, at value	Written options	—	(10,377,506)
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	350,702,911	(78,220,593)
Equity contracts	Investments, at value*	Purchased options	125,149,169	—
Equity contracts	Written options, at value	Written options	—	(33,040,573)
Equity contracts	Receivable/payable for futures	Futures†	54,847,559	(69,003,662)
Equity contracts	Swap contracts, at value	Variance swaps^	5,498,678	(17,968,658)
Credit contracts	Swap contracts, at value	Credit default swaps^	26,921,899	(19,641,381)

* Purchased options are included in the Fund's investments.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The fund's exposure to counterparties subject to an ISDA is comprised of forward foreign currency assets and liabilities. The table below reflects certain fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

	Asset	Liability
Purchase options	$37,948,997	—
Written options	—	($37,835,777)
Foreign forward currency contracts	350,702,911	(78,220,593)

78

	Asset	Liability
Interest Rate Swaps	—	(1,408,962)
Variance Swaps	5,498,678	(17,968,658)
Totals	$394,150,586	(135,433,990)

Counterparty	Total market value of OTC derivatives	Collateral received by fund	Collateral pledge by fund	Net exposure*
Barclays Bank PLC Wholesale	$72,641,180	$48,623,212	—	$24,017,968
BNP Paribas SA	18,177,020	29,903,132	—	(11,726,112)
Citibank N.A.	2,954,471	2,592,000	—	362,471
Deutsche Bank AG London	33,435,382	29,575,512	—	3,859,870
Goldman Sachs International	2,087,474	3,806,577	—	(1,719,103)
HSBC Bank PLC	(6,093,037)	—	$4,609,957	(1,483,080)
Merrill Lynch International	46,785,520	37,309,160	—	9,476,360
Morgan Stanley	16,688,284	17,200,000	—	(511,716)
Royal Bank of Scotland PLC	47,193,588	40,880,000	—	6,313,588
UBS AG London	24,846,714	23,676,127	—	1,170,587
Totals	$258,716,596	$233,565,720	$4,609,957	$29,760,833

* Negative net exposure amounts represent instances where collateral received from counterparties exceeds net unrealized gains on derivative positions.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

Risk	Statement of operations location	Investments (purchased options)	Written options	Futures contracts	Swap contracts	Investments and foreign currency transactions*	Total
Interest rate contracts	Net realized gain (loss)	—	—	—	$12,693,518	—	$12,693,518
Foreign exchange contracts	Net realized gain (loss)	—	$1,066,376	—	—	$433,309,664	434,376,040
Equity contracts	Net realized gain (loss)	(5,176,626)	6,440,982	66,210,097	(3,484,801)	—	63,989,652
Credit contracts	Net realized gain (loss)	—	—	—	1,345,776	—	1,345,776
Total		(5,176,626)	$7,507,358	$66,210,097	$10,554,493	$433,309,664	$512,404,986

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on this Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2015:

Risk	Statement of operations location	Investments (purchased options)	Futures contracts	Written options	Swap contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
Interest rate contracts	Change in unrealized appreciation (depreciation)	($2,507,226)	—	—	($106,811,759)	—	($109,318,985)

79

Risk	Statement of operations location	Investments (purchased options)	Futures contracts	Written options	Swap contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	(2,615,959)	—	($1,187,494)	—	$221,822,316	$218,018,863
Equity contracts	Change in unrealized appreciation (depreciation)	(16,153,250)	($55,132,758)	893,281	(1,690,699)	—	($72,083,426)
Credit contracts	Change in unrealized appreciation (depreciation)	—	—	—	2,627,763	—	$2,627,763
Total		($21,276,435)	($55,132,758)	($294,213)	($105,874,695)	$221,822,316	$39,244,215

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.30% of the first $200 million of the fund's average daily net assets; and (b) 1.25% of the next $300 million of the fund's average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply; (a) 1.20% of the first $3.0 billion of the fund's average daily net assets; (b) 1.15% of the next $2.5 billion of the fund's average daily net assets; (c) 1.12% of the next $1.5 billion of the fund's average daily net assets; (d) 1.10% of the next $3.0 billion of the fund's average daily net assets; and (e) 1.07% of the fund's average daily net assets in excess of $10.0 billion.

Effective January 2, 2015, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the participating portfolios. The waiver equals, on annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the

80

participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 2, 2015, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeded $125 billion but was less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeded $150 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.00% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund expenses, short dividend expenses, litigation and indemnification expenses and other extraordinary expenses. This fee waiver and/or reimbursements will continue in effect until November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to December 1, 2014, the Advisor contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class R6 shares.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses and blue-sky fees and printing and postage fees for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective December 1, 2014, the Advisor has voluntarily agreed to waive and/or reimburse all blue-sky fees and printing and postage for Class A, Class C, Class I, Class R2 and Class R6 shares of the fund until November 30, 2015.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to December 1, 2014 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

For the six months ended January 31, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$53,298	Class R6	$43,924
Class C	12,621	Class NAV	49,602
Class I	227,792	Total	$392,037
Class R2	4,800

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2015 were equivalent to a net annual effective rate of 1.16% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These

81

accounting and legal services fees incurred for the six month ended January 31, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $301,284 for the six months ended January 31, 2015. Of this amount, $50,115 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $246,030 was paid as sales commissions to broker-dealers and $5,139 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2015, CDSCs received by the Distributor amounted to $9 and $20,418 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,329,578	$542,146	$44,146	$36,921
Class C	1,062,519	130,552	8,635	3,184
Class I	—	2,221,527	51,002	46,099
Class R2	3,869	122	6,505	312
Class R6	—	19,733	6,464	1,098
Total	$2,395,966	$2,914,080	$116,752	$87,614

82

Effective December 1, 2014, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period December 1, 2014 to January 31, 2015, state registration fees and printing and postage amounted to $89,742 and $44,526, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2015 and for the year ended July 31, 2014 were as follows:

		Six months ended 1-31-15		Year ended 7-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,264,708	$138,494,218	56,648,539	$623,966,801
Distributions reinvested	3,736,468	40,876,964	1,305,500	14,386,611
Repurchased	(21,434,205)	(241,465,480)	(78,728,641)	(876,234,160)
Net decrease	(5,433,029)	($62,094,298)	(20,774,602)	($237,880,748)
Class C shares
Sold	3,286,295	$36,910,137	7,878,744	$86,416,862
Distributions reinvested	749,921	8,211,635	64,825	715,016
Repurchased	(1,745,221)	(19,605,792)	(3,351,778)	(36,940,662)
Net increase	2,290,995	$25,515,980	4,591,791	$50,191,216
Class I shares
Sold	86,449,857	$977,866,824	222,055,210	$2,464,261,419
Distributions reinvested	16,810,981	184,080,248	2,658,482	29,323,051
Repurchased	(53,006,071)	(595,960,354)	(75,057,959)	(830,458,267)
Net increase	50,254,767	$565,986,718	149,655,733	$1,663,126,203
Class R2 shares
Sold	94,216	$1,058,009	109,492	$1,205,873
Distributions reinvested	3,846	42,113	960	10,592
Repurchased	(12,473)	(139,442)	(118,578)	(1,327,571)
Net increase (decrease)	85,589	$960,680	(8,126)	($111,106)
Class R6 Shares
Sold	18,650,829	$208,104,081	14,175,688	$157,581,970
Distributions reinvested	1,167,550	12,784,671	70,514	777,061
Repurchased	(929,141)	(10,594,227)	(489,022)	(5,387,011)
Net increase	18,889,238	$210,294,525	13,757,180	$152,972,020
Class NAV shares
Sold	343,946	$3,893,175	11,975,959	$131,714,718
Distributions reinvested	3,955,973	43,278,341	997,279	10,990,010
Repurchased	(1,226,893)	(14,102,682)	(913,248)	(10,035,124)
Net increase	3,073,026	$33,068,834	12,059,990	$132,669,604
Total net increase	69,160,586	$773,732,439	159,281,966	$1,760,967,189

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV, on January 31, 2015.

83

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,378,491,299 and $925,629,691, respectively, for the six months ended January 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2015, funds within the John Hancock group of funds complex held 13.3% of the fund's net assets. At January 31, 2015, the fund had no affiliate ownership of 5% or more of the fund's net assets.

84

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

85

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Money Market

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF216832	395SA 1/15 3/15

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.
(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 12, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 12, 2015